EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	804274	xxxxxx	29834867	xxxxxx	01/29/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. BPO was provided.Missing Secondary Valuation. Sec ID: 109	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-02-08): AVM provided	02/08/2024			1	D	A	A	A	N/A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29834911	xxxxxx	01/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-02-13): FTP provided	02/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29834934	xxxxxx	01/29/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-02-13): FTP provided Reviewer Comment (2024-02-13): Comment was updated stating Final Title was uploaded, however no new document was received apart from AVM. Exception remains. Reviewer Comment (2024-02-12): The document uploaded today was an AVM vs. Final Title policy Reviewer Comment (2024-02-08): No new documents received. Please try loading directly to xxxxxx or email to DD. Reviewer Comment (2024-02-08): No new documents received. Please try uploading again. Reviewer Comment (2024-02-07): No new documents received. Please try uploading again	02/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29835387	xxxxxx	01/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.41378% or Final Disclosure APR of 11.45500% is equal to or greater than the threshold of APOR 6.98% + 3.5%, or 10.48000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.		Reviewer Comment (2024-02-14): Client elects to waive. SOL 1 year expires xxxxxx			02/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29835388	xxxxxx	01/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2024-01-24): Client elects to waive			01/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29835389	xxxxxx	01/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.			Reviewer Comment (2024-02-14): Client elects to waive. SOL 1 year expires xxxxxx			02/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29835392	xxxxxx	01/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $354.95 exceeds tolerance of $350.00. Insufficient or no cure was provided to the borrower. (75215)	The HOA/Condo Questionnaire Fee increased from $350.00 on the initial Loan Estimate to $354.94 on the initial Closing Disclosure dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2024-02-19): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-02-14): SitusAMC received COC dated xxxxxx Increase in fee after receiving the invoice is not a valid reason. In order to determine if the changed circumstance is valid more information is necessary on reason why the fee was increased. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-02-07): SitusAMC received rebuttal. The re-disclosure of fee on receiving invoice is not a valid reason for increase in fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																02/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
xxxxxx	804274	xxxxxx	29842167	xxxxxx	01/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A BPO was provided for the primary valuation, however per the investor guidelines for CES loans, a BPO is not an acceptable valuation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-02-14): Client elects to waive with verified compensation factors			02/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	804274	xxxxxx	29952895	xxxxxx	02/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The AVM provided was not provided by an approved vendor per the guidelines. xxxxxx HVE provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-02-14): Client elects to waive with verified compensation factors Reviewer Comment (2024-02-12): The AVM was provided by xxxxxx but is not a xxxxxx AVM. The AVM company utilized by xxxxxx for the AVM is xxxxxx. Investor can elect to waive with verified compensation factors.			02/14/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No
xxxxxx	807116	xxxxxx	30597471	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.30949% or Final Disclosure APR of 9.36200% is equal to or greater than the threshold of APOR 6.65% + 1.5%, or 8.15000%. Non-Compliant Higher Priced Mortgage Loan.	The effective date of the appraisal is xxxxxx and report date is xxxxxx. Per electronic delivery document in file, the appraisal was sent to the borrower on xxxxxx, prior to the completion/report date of the appraisal.	Reviewer Comment (2024-05-06): Per client, exception is accepted as is.

SOL date is xxxxxx

Reviewer Comment (2024-04-30): They're providing the prior contract signing date; however the date used for testing is the date on which the seller acquired the property, which is the date on which the seller became the legal owner of the property. To provide additional context, under 12 CFR 1026.35(c)(4), "the terms “acquisition” and “acquire” refer to the acquisition of legal title to the property pursuant to applicable State law, including by purchase." The requirement for the additional appraisal is when "the seller acquired" the property. Deed transfer would meet the definition of "acquisition" for purposes of 1026.35(c)(4) and the Title Commitment is showing that the deed was dated xxxxxx and was recorded on xxxxxx We would not use the seller's AOS for the date the seller became the legal owner. We do use the buyer's AOS for the date of the consumer's agreement to acquire the property.

Reviewer Comment (2024-03-11): The subject was sold on xxxxxx for xxxxxx via a bargain and sale deed. This transaction is a purchase and the current value is $275K. 2 appraisals not provided.

Reviewer Comment (2024-03-06): There are 2 appraisal dates sent to the borrower in  file, one on xxxxxx and one for xxxxxx. Missing the appraisal for the sent date of xxxxxx.
																		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	807116	xxxxxx	30597472	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.	The effective date of the appraisal is xxxxxx and report date is xxxxxx. Per electronic delivery document in file, the appraisal was sent to the borrower on xxxxxx, prior to the completion/report date of the appraisal.	Reviewer Comment (2024-05-06): Per client, exception is accepted as is.

SOL date is xxxxxx

Reviewer Comment (2024-04-30): They're providing the prior contract signing date; however the date used for testing is the date on which the seller acquired the property, which is the date on which the seller became the legal owner of the property. To provide additional context, under 12 CFR 1026.35(c)(4), "the terms “acquisition” and “acquire” refer to the acquisition of legal title to the property pursuant to applicable State law, including by purchase." The requirement for the additional appraisal is when "the seller acquired" the property. Deed transfer would meet the definition of "acquisition" for purposes of 1026.35(c)(4) and the Title Commitment is showing that the deed was dated xxxxxx and was recorded on xxxxxx We would not use the seller's AOS for the date the seller became the legal owner. We do use the buyer's AOS for the date of the consumer's agreement to acquire the property.

Reviewer Comment (2024-03-12): We escalated to management and the guidance below:SitusAMC reviews the loan for compliance with the applicable regulations, in this case, Federal HPML appraisal requirements under 1026.35.  Under the regulations, the dates used to count the 90 and 180 day tests to determine whether the transaction would be considered a “flip” for purposes of the second appraisal requirement are defined in the provisions of the regulations.  Accordingly, we would not be able to use or rely upon the lender’s guidelines and flip definition.  See pertinent excerpt below from 1026.35 (with emphasis added):

2. 90-day, 180-day calculation. The time periods described in § 1026.35(c)(4)(i)(A) and (B) are calculated by counting the day after the date on which the seller acquired the property, up to and including the date of the consumer's agreement to acquire the property that secures the transaction. For example, assume that the creditor determines that date of the consumer's acquisition agreement is xxxxxx, and that the seller acquired the property on xxxxxx. The first day to be counted in the 180-day calculation would be xxxxxx, and the last day would be xxxxxx. In this case, the number of days from April 17 would be 181, so an additional appraisal is not required.

4. Date of the consumer's agreement to acquire the property. For the date of the consumer's agreement to acquire the property under § 1026.35(c)(4)(i)(A) and (B), the creditor should use the date on which the consumer and the seller signed the agreement provided to the creditor by the consumer. The date on which the consumer and the seller signed the agreement might not be the date on which the consumer became contractually obligated under State law to acquire the property. For purposes of § 1026.35(c)(4)(i)(A) and (B), a creditor is not obligated to determine whether and to what extent the agreement is legally binding on both parties. If the dates on which the consumer and the seller signed the agreement differ, the creditor should use the later of the two dates.

Reviewer Comment (2024-03-11): The subject was sold on xxxxxx for xxxxxx via a bargain and sale deed. This transaction is a purchase and the current value is $275K. 2 appraisals not provided.

Reviewer Comment (2024-03-06): There are 2 appraisal dates sent to the borrower in  file, one on xxxxxx and one for xxxxxx. Missing the appraisal for the sent date of xxxxxx.
																		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	807116	xxxxxx	30597473	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.36809% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .36809%).			Reviewer Comment (2024-03-01): Client elects to waive, Non-QM loan			03/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	807116	xxxxxx	30597477	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary xxxxxx)	The effective date of the appraisal is xxxxxx and report date is xxxxxx. Per electronic delivery document in file, the appraisal was sent to the borrower on xxxxxx, prior to the completion/report date of the appraisal.		Reviewer Comment (2024-03-06): Appraisal date provided	03/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	807116	xxxxxx	30597478	xxxxxx	03/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	There are 2 appraisal dates sent to the borrower in file, one on xxxxxx and one for xxxxxx. Missing the appraisal for the sent date of xxxxxx.		Reviewer Comment (2024-03-11): Original appraisal and sent date provided	03/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	807116	xxxxxx	30597479	xxxxxx	03/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	There are 2 appraisal dates sent to the borrower in file, one on xxxxxx and one for xxxxxx. Missing the appraisal for the sent date of xxxxxx.		Reviewer Comment (2024-03-11): Original appraisal and sent date provided	03/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049627	xxxxxx	03/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-03-04): Per guidelines, these loans are reviewed to the AUS and Verus overlays applied. The AUS is required. Investor can elect to waive with verified compensation factors			03/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049628	xxxxxx	03/01/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-03-04): Credit report provided	03/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049683	xxxxxx	03/01/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs, W-2 (2021), W-2 (2022)	Provide the 2021/2022 business and personal returns, 2021/2022 K-1's, the 2021/2022 W2's and the YTD paystub.		Reviewer Comment (2024-03-12): W2's for 2021 provided and on 1120S for wage compensation. Per the expanded criteria guidelines, a YTD paystub is not required nor W2's. All requirements per the guidelines were met. Client elected to waive the AUS for additional requirements. Reviewer Comment (2024-03-05): Received 2021/2022 1040's, 2021/2022 1120S with K-1's. Pending receipt of W2's for 2021/2022 and YTD paystub. 1099G's were provided. The personal and business returns reflect wage income for both 2021/2022 for the business.	03/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049788	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2024-02-27): Client elects to waive			02/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049789	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.92190% or Final Disclosure APR of 11.00800% is equal to or greater than the threshold of APOR 6.67% + 1.5%, or 8.17000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-03-04): The client elects to waive. The SOL date is xxxxxx Reviewer Comment (2024-03-04): This is a flip transaction therefore, 2 appraisals are required. The loan being sold to the investor has no bearing on this.			03/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049790	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.			Reviewer Comment (2024-03-04): The client elects to waive. The SOL date is xxxxxx Reviewer Comment (2024-03-04): This is a flip transaction therefore, 2 appraisals are required. The loan being sold to the investor has no bearing on this.			03/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049793	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $126.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	808261	xxxxxx	30049795	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing the borrower's 2022 and 2021 personal and business tax returns, 2022 and 2021 Sch K-1, and 2021 W2 forms.		Reviewer Comment (2024-03-04): Credit report provided	03/04/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	808261	xxxxxx	30049796	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	The file is missing the credit report.		Reviewer Comment (2024-03-04): Credit report provided	03/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30049798	xxxxxx	03/01/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Credit report not provided		Reviewer Comment (2024-03-04): Credit report provided	03/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	808261	xxxxxx	30053533	xxxxxx	03/01/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 600.	The credit report is missing		Reviewer Comment (2024-03-04): Credit report provided	03/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	811618	xxxxxx	32060574	xxxxxx	11/11/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-11-26): Received E-Sign Consent Agreement. Exception cleared. Reviewer Comment (2024-11-13): There is no acknowledgment from the borrower in file. Further, any documents that are going to be emailed, regardless, needs an e-consent agreement. Reviewer Comment (2024-11-12): The appraisal was emailed. E-Consent agreement is required.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	811618	xxxxxx	32060758	xxxxxx	11/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing VOM for the HELOC account on the property located at xxxxxx Investor Exception in file, however comp factors are incorrect. CLTV is not 10% or more below the max (8.51% below).	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-12): Client elects to waive with verified compensation factors			11/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	811618	xxxxxx	32060815	xxxxxx	11/11/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2024-11-07): Client elects to waive			11/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	811618	xxxxxx	32060816	xxxxxx	11/11/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.95877% or Final Disclosure APR of 9.97200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.09000 + 3.75%, or 9.84000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-11-07): Client elects to waive			11/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	811618	xxxxxx	32060817	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not listed on page 4 of the Closing Disclosure.		Reviewer Comment (2024-11-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		11/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	811618	xxxxxx	32060821	xxxxxx	11/11/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	The file is missing initial New York Subprime Counseling Disclosure.		Reviewer Comment (2024-11-07): Client elects to waive			11/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	811618	xxxxxx	32060836	xxxxxx	11/11/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 719 is less than Guideline representative FICO score of 720.	The guidelines require a minimum FICO score of 720 for NY state loan; however the loan is approved with 719. Investor Exception in file, however comp factors are incorrect. CLTV is not 10% or more below the max (8.51% below).	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-12): Client elects to waive with verified compensation factors			11/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30495371	xxxxxx	05/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Lease Agreement and payment history provided for borrower's primary property. However, lease is not acceptable as per guidelines, a VOR form is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-29): Client elects to waive with verified compensation factors			05/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30495602	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-05-03): Client elects to waive			05/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30495606	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee was not disclosed on the initial Loan Estimate and was charged $195.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-05-10): Client elects to waive. SOL 1 year expires xxxxxx			05/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
xxxxxx	812928	xxxxxx	30495607	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	The Appraisal Re-Review Fee was not disclosed on the initial Loan Estimate and was charged $175.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-05-10): Client elects to waive. SOL 1 year expires xxxxxx			05/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
xxxxxx	812928	xxxxxx	30495608	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7797)	The Service Charges was not disclosed on the initial Loan Estimate and was charged $25.00 on initial Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-05-10): Client elects to waive. SOL 1 year expires xxxxxx			05/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
xxxxxx	812928	xxxxxx	30495635	xxxxxx	05/06/2024	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA reflects an effective date of xxxxxx ; however, the appraisal provided in the file has an effective date of xxxxxx . In addition, the CDA reflects the original appraiser as xxxxxx ; however, the appraisal in the file shows xxxxxx.		Reviewer Comment (2024-05-20): Appraisal matching CDA provided Reviewer Comment (2024-05-20): The only appraisal we have in file is completed by xxxxxx with an effective date of xxxxxx . Provide the appraisal completed by xxxxxx.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30496659	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A minimum margin of 5% is required on the xxxxxx program. The loan closed with a margin of 4.25%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30496910	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Testing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.	The ARM Disclosure was provided to the borrower on xxxxxx , which is after the closing date.		Reviewer Comment (2024-05-09): Client elects to waive. SOL 1 year expires xxxxxx .			05/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30496917	xxxxxx	05/06/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an effective date of xxxxxx ; however, the appraisal provided in the file has an effective date of xxxxxx . In addition, the CDA reflects the original appraiser as xxxxxx; however, the appraisal in the file shows xxxxxx. The appraisal report that the CDA was based on was not provided in the file.		Reviewer Comment (2024-05-20): Appraisal matching CDA provided	05/20/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30497506	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit card statement in file for the borrower reflects a payment of $125 to xxxxxx. The borrowers do not own any other property. Provide an LOE from the borrowers as to what this charge is. Additional conditions may apply.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-30): The client elects to waive. Reviewer Comment (2024-05-30): Appraisals submitted to the file unfortunately cannot be ignored. The LOE from the borrower as to what the charge is from the mortgage company is required. Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-05-29): The UDA is not acceptable. Provide an LOE from the borrower as to what the charge is from the mortgage company.			05/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30497516	xxxxxx	05/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report was not run on the Appraiser, xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-30): The client elects to waive. Reviewer Comment (2024-05-30): Appraisals submitted to the file unfortunately cannot be ignored. The LOE from the borrower as to what the charge is from the mortgage company is required. Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-05-29): Transferred appraisals are allowed per guidelines. Since the appraisal was provided, the fraud report run with this appraiser will be required.			05/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	812928	xxxxxx	30646948	xxxxxx	05/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the lender. Transfer letter not in file.		Reviewer Comment (2024-05-29): Client elects to waive			05/29/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	C	A	Non QM	Non QM	No
xxxxxx	814613	xxxxxx	31896172	xxxxxx	10/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Mortgage Statements for the 2nd mortgages on the referenced properties were not provided in the file.		Reviewer Comment (2024-10-22): Received Closing Disclosure for both the properties, verifying borrower recently taken 2nd mortgages. Exception cleared.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	814613	xxxxxx	31896190	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC in file does not give sufficient information as to why an appraisal inspection was required nor disclosed timely. The appraisal completion date is xxxxxx and fee was disclosed xxxxxx .		Reviewer Comment (2024-10-23): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		10/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	814613	xxxxxx	31919099	xxxxxx	10/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and 6 month pay history are required for the 2nd mortgages not reporting on borrowers credit report for xxxxxx.		Reviewer Comment (2024-10-22): Received Closing Disclosure for both the properties, verifying borrower recently taken 2nd mortgages. Exception cleared.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	816084	xxxxxx	32274460	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	There are two CD's in file with issue dates of xxxxxx . One was signed xxxxxx and the other xxxxxx . The rescission starts from the latest date which is the CD signature of xxxxxx . 3 day rescission not provided.	Reviewer Comment (2025-01-13): Lender reclosed the loan xxxxxx after it was discovered signature blocks were incorrect on DOT. Re-opened rescission at that time from xxxxxx to xxxxxx . LOE and RTC forms provided.

Reviewer Comment (2025-01-02): The statement by the Seller is incorrect as to when a new rescission period occurs. To note, there was not a CD with an issue date of xxxxxx . There are two CD's with an issue date of xxxxxx , with one being signed xxxxxx and one being signed xxxxxx . Since both are dated xxxxxx , the signed xxxxxx is the Final CD.  Rescission starts from from the later of 3 events: signing the final Closing Disclosure (CD), receiving the Truth in Lending disclosure (also the CD), and receiving two copies of a notice explaining your right to rescind; meaning the three-day window to rescind only begins once all of these actions have taken place, regardless of which one happens last. Rescission needs to be re-opened.
																01/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	816084	xxxxxx	32274461	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	There are two CD's in file with issue dates of xxxxxx . One was signed xxxxxx and the other xxxxxx . The rescission starts from the latest date which is the CD signature of xxxxxx . 3 day rescission not provided.	Reviewer Comment (2025-01-13): Lender reclosed the loan xxxxxx after it was discovered signature blocks were incorrect on DOT. Re-opened rescission at that time from xxxxxx to xxxxxx . LOE and RTC forms provided.

Reviewer Comment (2025-01-02): The statement by the Seller is incorrect as to when a new rescission period occurs. To note, there was not a CD with an issue date of xxxxxx . There are two CD's with an issue date of xxxxxx , with one being signed xxxxxx and one being signed xxxxxx . Since both are dated xxxxxx , the signed xxxxxx is the Final CD.  Rescission starts from from the later of 3 events: signing the final Closing Disclosure (CD), receiving the Truth in Lending disclosure (also the CD), and receiving two copies of a notice explaining your right to rescind; meaning the three-day window to rescind only begins once all of these actions have taken place, regardless of which one happens last. Rescission needs to be re-opened.
																01/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	816084	xxxxxx	32274473	xxxxxx	12/04/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an Trust, however the Note signature does not reflect the Trust and only the Trustee name. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-12-04): Client elects to waive			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	816084	xxxxxx	32287906	xxxxxx	12/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in a Trust, however the signature on the DOT only reflects the Trustee's name. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-01-15): Received LOI, LOE or borrower and evidence of delivery the borrower. Reviewer Comment (2025-01-15): Sending a mobile notary to have documents re-executed due to post-close corrections is not proof the notary made copies and provided them to the borrower nor that the LOE was given to the borrowers either. LOE and evidence of delivery for post-close corrections is required. Reviewer Comment (2025-01-13): Received corrected DOT and LOE to borrower. Pending receipt of LOI and evidence of delivery to the borrower.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	816084	xxxxxx	32288044	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.			Reviewer Comment (2024-12-04): Client elects to waive			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	816084	xxxxxx	32303218	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $254,151.17 is over disclosed by $600.00 compared to the calculated Amount Financed of $253,551.17 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal fee and desk review fee paid to an AMC		Reviewer Comment (2024-12-10): Upon further review amount financed was correctly disclosed to consumer	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	816084	xxxxxx	32303219	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $372,551.54 is under disclosed by $600.00 compared to the calculated Finance Charge of $373,151.54 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal fee and desk review fee paid to an AMC		Reviewer Comment (2024-12-10): Upon further review finance charge was correctly disclosed to consumer	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	816096	xxxxxx	31129998	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller's, xxxxxx; Seller's Agent, xxxxxx; Buyer's Agent, xxxxxx; Borrower's, xxxxxx		Reviewer Comment (2024-08-29): Fraud Report run on borrowers. Reviewer Comment (2024-08-29): Received Fraud Report Searches run on Seller, xxxxxx. However, Fraud and OFAC searches not run on Borrower's, xxxxxx. Exception remains. Reviewer Comment (2024-08-21): Provided Participant Detail Report does not reflect Fraud and OFAC searches on Seller's, xxxxxx; Seller's Agent, xxxxxx; Buyer's Agent, xxxxxx; Borrower's, xxxxxx. Exception remains.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31130187	xxxxxx	07/22/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-08-29): Updated HOI provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31130191	xxxxxx	07/22/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address reflects xxxxxx vs Note which reflects xxxxxx.		Reviewer Comment (2024-08-29): Received Hazard Insurance with updated address. Exception cleared.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31130325	xxxxxx	07/22/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-08-29): OFAC provided on borrowers. On Fraud Report. Reviewer Comment (2024-08-29): Received Fraud Report, however Fraud and OFAC searches not run on Borrower's, xxxxxx. Exception remains.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31148880	xxxxxx	07/22/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor Exception for LTV exceeding 70% LTV for loan amount <$150,000	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-19): Client elects to waive with verified compensation factors			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31172888	xxxxxx	07/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreement for Unit xxxxxx. Per guidelines, purchases, xxxxxx Form 1007 or 1025 reflecting long-term market rents, and lease agreement required.		Reviewer Comment (2024-08-29): Received Lease Agreement. Exception cleared.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816096	xxxxxx	31172947	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-28): Approval Received.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	816924	xxxxxx	31936389	xxxxxx	10/18/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Missing xxxxxx in city.		Reviewer Comment (2024-11-06): Updated appraisal provided Reviewer Comment (2024-10-30): The tops and bottoms of all pages are cut off.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816924	xxxxxx	31940247	xxxxxx	10/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Final CD in file reflects a PPP.		Reviewer Comment (2025-01-22): Received PPP Addendum. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	817000	xxxxxx	31355418	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	There is an incomplete closing disclosure with an issue date of xxxxxx. There isn't any evidence if this was or was not provided to the borrower.		Reviewer Comment (2024-08-26): Upon further review, LE was provided timely.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817000	xxxxxx	31355419	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $943.00 exceeds tolerance of $750.00 plus 10% or $825.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-08-12): Sufficient Cure Provided At Closing		08/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	817000	xxxxxx	31355468	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	On page 4 of Final CD dated xxxxxx , the Partial Payments section is not completed. The Partial Payments check boxes are left blank.		Reviewer Comment (2024-09-12): SitusAMC received PCCD and LOE.		09/12/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	817000	xxxxxx	31383945	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided	The appraisal reflects PUD, however the DOT does not contain a PUD rider. Provide the corrected DOT adding in the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Reviewer Comment (2024-11-06): Received all pages of the corrected mortgage, intent to re-record, LOE to borrower, and evidence of delivery to the borrower.

Reviewer Comment (2024-10-29): This is a credit condition, therefore the compliance team does not review this. 1) All pages of the recorded mortgage were not provided 2) The mortgage provided does not include the PUD rider. The re-record page states it will include the PUD rider but that doesn’t mean the DOT does not need to be corrected. That page can be taken for evidence of Lender’s letter of intent to re-record. 3) LOE to borrower and evidence of delivery to the borrower are part of the cure documentation when documents need to be corrected.

Reviewer Comment (2024-10-28): Received DOT with 2 and 4 page missing. Provide LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Exception remains.

Reviewer Comment (2024-10-24): Received only one page of Security Instrument. Provide all pages of Security Instrument. Also provide LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Exception remains.

Reviewer Comment (2024-10-10): Received executed PUD rider and DOT, however on provided DOT the check box PUD rider is not checked. Provide the corrected DOT adding in the PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Exception remains.
															11/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31635280	xxxxxx	09/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-09-19): Received Fraud and OFAC search run on Settlement Agent. Exception cleared.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31635321	xxxxxx	09/16/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Proof of Ownership	Provide document to verify that the borrower has ownership of at least 25% of the business by providing one of the following: CPA letter, Tax Preparer letter, operating agreement, or equivalent; reflecting the borrower’s ownership percentage. The Articles in file reflect borrower owns 200 shares which is not an indication of soler ownership.		Reviewer Comment (2024-09-23): Per client, they are accepting the existing document as sole ownership in the business. Reviewer Comment (2024-09-20): The same documents were provided that were in file at time of review and do not reflect sole ownership/ownership %. Just verifies 200 shares are owned.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31635345	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31635346	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79908% or Final Disclosure APR of 9.93400% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-09-23): Delivery provided Reviewer Comment (2024-09-20): The circled part is stating the borrower is entitled to receive the appraisal report within 3 business days. It does not say it was delivered. The disclosure reflects your signature will acknowledge either receipt within 3 days prior to closing or the waiver. This is is not acceptable as it does not specify which transpired; receipt or waiver. Reviewer Comment (2024-09-18): The document provided is not acceptable as it does not specify which transpired, waiver or receipt.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31635347	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-09-23): Delivery provided Reviewer Comment (2024-09-20): The circled part is stating the borrower is entitled to receive the appraisal report within 3 business days. It does not say it was delivered. The disclosure reflects your signature will acknowledge either receipt within 3 days prior to closing or the waiver. This is is not acceptable as it does not specify which transpired; receipt or waiver. Reviewer Comment (2024-09-18): The document provided is not acceptable as it does not specify which transpired, waiver or receipt.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817158	xxxxxx	31646651	xxxxxx	09/16/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed	Note, Security Agreement, Title Commitment reflect both Borrowers. The Warranty Deed only reflects Borrower.	Reviewer Comment (2024-10-03): Recorded mortgage provided

Reviewer Comment (2024-09-23): Received LOE to borrower and evidence of delivery to the borrower, corrected title commitment,  LOI and correct mortgage. However the mortgage was altered by an unknown party and not re-executed by the borrower. Investor to advise if they are accepting these manual changes. Assigned to investor.

Reviewer Comment (2024-09-23): The client confirmed with the lender that the vesting on the Warranty deed is correct. Provide the corrected and executed DOT, page 1, with the correct vesting to match the Warranty Deed, corrected title commitment with the correct proposed, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.

Reviewer Comment (2024-09-20): The same commitment was provided that was in file at time of review. Please review the original condition. Note, Security Agreement, Title Commitment reflect both Borrowers. The Warranty Deed signed at closing only reflects Borrower.
															10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	817193	xxxxxx	31593219	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-09-18): Received Fraud Report and OFAC search performed on the Settlement Agent xxxxxx.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31593228	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: The value will be based on the lesser of the lowest list price of appraised value. Request exception to use the current appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-06): Client elects to waive with verified compensation factors			10/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31593230	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-10-01): Received Employer Identification Number. Exception cleared. Reviewer Comment (2024-09-24): The number provided on 4506-C is xxxxxx. Kindly provide Employer Identification Number document. Exception remains.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31603124	xxxxxx	09/10/2024	Credit	Guideline	Guideline Issue	Guideline	Ineligible Property Type per the guidelines.		xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-06): Client elects to waive with verified compensation factors			10/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31603139	xxxxxx	09/10/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects the property was listed for sale and withdrawn. The withdrawn date must be provided along with last list price.		Reviewer Comment (2024-09-12): Last list price and listing removed date provided	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31603166	xxxxxx	09/10/2024	Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	Borrower: xxxxxx % of Business Ownership: 33.33%	Personal guaranties must be provided by member(s)/manager(s) representing at least 50% ownership of the entity.		Reviewer Comment (2024-09-12): Withdrawal consents from 2 additional owners and affidavit membership interest provided reflecting our Guarantor is 100% owner.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817193	xxxxxx	31636578	xxxxxx	09/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003/1008 using the last list price of xxxxxx per guidelines due to listing removed xxxxxx .		Reviewer Comment (2024-09-12): Exception granted to use current appraised value. Updated 1003/1008 not required.	09/12/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817246	xxxxxx	31382209	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC missing for settlement agent xxxxxx.		Reviewer Comment (2024-08-30): Received Fraud and OFAC for settlement agent. Exception cleared.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817246	xxxxxx	31382425	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: HOA must be conveyed to unit owners. HOA is in control as opposed to unit owners.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817246	xxxxxx	31412218	xxxxxx	08/19/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Investor exception: Blanket flood coverage is $xxxxxx per unit which does not meet the guideline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817246	xxxxxx	31412275	xxxxxx	08/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Per HOA cert, see publicindex.sccourts.org. HOA is in litigation. Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): The client elects to waive.
The HOA appears to be the Plaintiff in the litigation and filing a list pendens on a xxxxxx unit owner. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature.

Reviewer Comment (2024-08-20): The search shows HOA is in litigation as a plaintiff. Regardless if the HOA is the defendant or plaintiff, this is an Rating Agency requirement for HOA's in active litigation. If the HOA is in active litigation, this is a required condition. Investor can elect to waive with verified compensation factors.
																	08/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31330411	xxxxxx	08/14/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note Address is xxxxxx vs Insurance Address is xxxxxx.		Reviewer Comment (2024-11-08): Updated HOI provided	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31330419	xxxxxx	08/14/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note Address is xxxxxx vs Flood cert Address is xxxxxx.		Reviewer Comment (2024-11-08): Updated flood cert provided	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31330425	xxxxxx	08/14/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note Address is xxxxxx vs CDA Address is xxxxxx.		Reviewer Comment (2024-11-13): Updated CDA provided	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31371908	xxxxxx	08/14/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Not addressed		Reviewer Comment (2024-11-08): Clearance report provided	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31374783	xxxxxx	08/14/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Based on documents in file, borrower is a non-perm resident.		Reviewer Comment (2024-11-08): Updated1003 provided	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817321	xxxxxx	31374819	xxxxxx	08/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects personal debt that is reflected on the borrower's credit report as paid through closing for xxxxxx. Loan is ineligible for DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-14): Client elects to waive with verified compensation factors			11/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31352971	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-26): ACH information form received. Reviewer Comment (2024-08-20): The ACH does not reflect a routing number. A routing number is not 0000.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31352974	xxxxxx	08/15/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-08-21): FTP provided	08/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31352975	xxxxxx	08/15/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-08-21): FTP provided	08/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31375030	xxxxxx	08/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	A look up reflects the tax rate for xxxxxx County is 1.00. Lender is utilizing 0.96. Tax Cert reflects projected payment of $4,553.90. Lender exception in file. Must be approved by the investor.	Reviewer Comment (2024-10-02): Per client, not allowing the use of the 0.96 tax rate vs. full assessed tax rate. DSCR < 1.00.

Reviewer Comment (2024-09-18): The LOE is not acceptable as well as the document provided is not signed. The lender did not collect in escrow nor use the higher tax rate to qualify. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-09-10): The LOE is not acceptable. xxxxxx is not the new assessed taxes for the borrower and does not transfer to the borrower. Once the borrower obtains the property, the taxes will be reassessed based off the county rate. The current tax cert reflects a millage rate of 23.12200. The millage rate x the new purchase price - xxxxxx. The lender is trying to use a lower amount to keep the DSCR > 1.00. Dropping < 1.00 using the actual tax amount, DSCR is 0.93 and max LTV for FN would be 65%. Borrower closed at 75%. The lender submitted an exception to use a lower amount which the investor does not appear to be approving.

Reviewer Comment (2024-09-05): The Tax Cert provided is for the Seller's value, not the new purchase. The Lender has an exception form in the file to use a milage rate of 0.96 when the actual rate is 1.00. Investor needs to approve the exception.
															10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31375150	xxxxxx	08/15/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-20): Evidence the red flags were addressed was provided.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31387026	xxxxxx	08/15/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $80,510.58 is less than Cash From Borrower $80,555.58.	The bank account in file is overseas. The currency in xxxxxx is the xxxxxx. The financial institution has xxxxxx branches but is not FDIC insured. The funds were not transferred to a xxxxxx bank account at least 10 days prior to closing. Funds can only be used for reserves.	Reviewer Comment (2024-10-15): See new exception for use of funds.

Reviewer Comment (2024-09-18): POCB fee paid invoice received and added back into closing funds. The bank statement provided for xxxxxx was already included at time of review and can only be used for reserves as this is a foreign account. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-09-18): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $79,835.58 is less than Cash From Borrower $80,555.58.

Reviewer Comment (2024-09-10): The LOE is not acceptable. In order to include back any POCB fees, the paid invoice for the appraisal must be provided. Even with the POCB fee for $675 added back to closing, the loan is still short closing funds. Further, the account xxxxxx was already included in reserves only as this is a foreign account where the bank has xxxxxx branches but is not FDIC insured. $54,690.58 was deducted from this account and added to closing funds as they were transferred post the last ending statement. In addition, a PC-CD alone cannot be used to reduce the cash at closing. If this was reduced, then the final signed/stamped settlement statement will be required to support.

Reviewer Comment (2024-08-28): Received wire and added funds to closing, however borrower is still short. Verified funds able to be used for closing funds verified in file is the EMD $25,145 and wire of $54,690.58 = $79,835.58. Per the Final CD, borrower requires $80,555.58 in funds to close. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx D/Settlement Statement. Borrower is short $720

Reviewer Comment (2024-08-28): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $25,145.00 is less than Cash From Borrower $80,555.58.
															10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31798867	xxxxxx	10/02/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Per client, not allowing the use of the 0.96 tax rate vs. full assessed tax rate. DSCR < 1.00. Max LTV is 65% for FN.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-10-15): Client elects to waive with verified compensation factors			10/15/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31909572	xxxxxx	10/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting exception to utilize 100% of the foreign assets for closing/reserves even though the bank is not FDIC insured.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-10-15): Client elects to waive with verified compensation factors			10/15/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817569	xxxxxx	31909965	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-10-15): Client elects to waive. PDI received xxxxxx : No Damage			10/15/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817572	xxxxxx	31627576	xxxxxx	09/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-17): Received Approval, Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817572	xxxxxx	31627581	xxxxxx	09/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-19): As stated previously, not being to obtain a lease is not the same as the property being unleased. The appraisal reflects tenant occupied. The appraiser does not make any comments that the property is unleased. On refinances, a lease is require if the property is tenant occupied. This property is not a STR.

Reviewer Comment (2024-09-17): The guidelines state a property can only be unleased or vacant if the annual lease converted to month to month and 2 months rent receipt was not provided vs. a lease cannot be obtained. The guidelines require a lease on refinances for Tenant occupied properties.
																	09/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817572	xxxxxx	31627618	xxxxxx	09/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-17): FTP provided	09/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	817572	xxxxxx	31627622	xxxxxx	09/16/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-09-17): FTP provided Reviewer Comment (2024-09-17): Please upload the final title policy, Received Approval only, Exception remains.	09/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818156	xxxxxx	31406285	xxxxxx	08/22/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the 1003, the property on xxxxxx was declared as an investment in the REO section. However, there is a letter in file stating that the current primary residence is xxxxxx, which is also reflected on page 1. Provide the corrected 1003.		Reviewer Comment (2024-08-28): Corrected 1003 provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818156	xxxxxx	31406287	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-28): Approval provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818156	xxxxxx	31452921	xxxxxx	08/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo project has crime coverage of $xxxxx but $xxxxxx is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors			08/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818192	xxxxxx	31642526	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	818192	xxxxxx	31642599	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee was not reflecting on the Initial Loan Estimated and reflected on Final Closing Disclosure in the amount of $92.70 without cure.	Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-09-27): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However, proof of mailing is reflecting "Currently, we are not able to provide the tracking details. We can’t locate shipments if we haven’t received information from the shipper yet, or if the package information is older than 120 days" we are unable to track with the current mailing id. Kindly provide borrower confirmation whether they have received copy of refund check in order to cure the exception.
																10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	818192	xxxxxx	31642658	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-09-24): Received Fraud and OFAC run search on Settlement Agent, xxxxxx. Exception cleared.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	818423	xxxxxx	31501156	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provide pages 3 and 4 of the Guaranty Agreement		Reviewer Comment (2024-08-30): Received Guarantor Agreement. Exception remains.	08/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	818752	xxxxxx	31682577	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $2,419.10 does not match Calculated P&I of $2,419.10	The payment reflected is xxxxxx however the Note does not reflect any I/O terms.		Reviewer Comment (2024-12-18): LOE and evidence of delivery provided Reviewer Comment (2024-12-12): The LOE provided but does not specify why the Note needed to be resigned. Further, the mailing label only reflects label created. Must reflect a minimum of in transit. Reviewer Comment (2024-12-11): A corrected Note was received. Please provide the LOE with proof of delivery to the borrower regarding the corrected Note.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818752	xxxxxx	31682587	xxxxxx	09/19/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI address does not match the Note.		Reviewer Comment (2024-11-01): No new documents received. Please provide corrected Insurance document. Exception remains.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818752	xxxxxx	31682726	xxxxxx	09/19/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 654 is less than Guideline representative FICO score of 680.	Minimum for I/O		Reviewer Comment (2024-12-11): A corrected Note was provided with no I/O terms.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818752	xxxxxx	32441604	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-30): A PDI dated xxxxxx which is after the end date was provided. Reviewer Comment (2024-12-23): The 2075 is dated prior to the disaster dec date of xxxxxx . 2075 is dated xxxxxx	12/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818815	xxxxxx	31739312	xxxxxx	10/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-10-03): Received Business Name Search reflecting business is in good standing. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818815	xxxxxx	31739361	xxxxxx	10/01/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx Missing in street line for Hazard Insurance.		Reviewer Comment (2024-10-04): Updated HOI provided Reviewer Comment (2024-10-04): No new document received. Provide Insurance document. Exception remains.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818815	xxxxxx	31739367	xxxxxx	10/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent - xxxxxx.		Reviewer Comment (2024-10-03): Received OFAC search for the settlement agent. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818815	xxxxxx	31770688	xxxxxx	10/01/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff was provided. Provide VOM & 6 months pay history. It should be further noted, the mortgage statement reflects the borrower is $11,410 past due.		Reviewer Comment (2024-10-03): Received VOM reflecting Number of late as 0 and 6 month Pay History. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818815	xxxxxx	31770834	xxxxxx	10/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-10-03): Received Articles of Organization. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31589470	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report was not provided. Must contain all participants.		Reviewer Comment (2024-09-24): Received OFAC and Fraud Report for borrower and settlement agent. Exception cleared.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31598244	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-25): Provided document reflects xxxxxx, mailing address and not property address. Provide the property profile report or equivalent to support free and clear. Exception remains. Reviewer Comment (2024-09-18): xxxxxx reporting to credit is tied to xxxxxx. Provide evidence the borrower's primary residence is free and clear. Exception remains.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31602706	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Filing receipt only in file.		Reviewer Comment (2024-09-23): Received Articles of Organization/Formation. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31602727	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Master HOA Cert of Liability Insurance only reflects Walls In Coverage. The Master HOA Cert of Property Insurance does not. There is no HO6 policy in file.	Reviewer Comment (2024-09-26): Per client comments, they are accepting the policies as-is noting they feel there is sufficient documentation to prove that there is a walls-in policy in place. While is it known that general liability coverage does not cover walls-in, we have 1) the declarations verifying walls-in is covered along with 2) the Certificate of Property Insurance verifying the policy for hazard. 3) The walls in verbiage on the Certificate of Liability policy states subject to condo by-laws and we have condo project declarations Section 5.4 Paragraph A (p41 of 62) verifying that walls-in is included in the Insurance coverage.

Reviewer Comment (2024-09-23): Per the original condition, the policy that reflects walls in coverage is on the Certificate of Liability insurance which is not the property coverage insurance for the xxxxxx. Liability insurance protects you from claims involving third parties, while property insurance protects your place of business and the business contents inside.
															09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31602728	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the subject property does not appear on the credit. Payoff and pay history provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-23): Client elects to waive with verified compensation factors			09/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818861	xxxxxx	31602731	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is no pull date on the document. Must be within 1 year of closing.		Reviewer Comment (2024-09-18): Received Certificate of Good Standing. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	818862	xxxxxx	31594742	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC were not run on the Settlement Agent that signed the HUD.		Reviewer Comment (2024-09-25): Fraud and OFAC were run on the Settlement Agent that signed the HUD. Exception cleared. Reviewer Comment (2024-09-23): Received OFAC for borrowing entity. However the document requested is for the Fraud and OFAC run on the Settlement Agent that signed the HUD. Exception remains.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594762	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Master HOA Cert of Liability Insurance only reflects Walls In Coverage. The Master HOA Cert of Property Insurance does not. There is no HO6 policy in file.	Reviewer Comment (2024-09-26): Per client comments, they are accepting the policies as-is noting they feel there is sufficient documentation to prove that there is a walls-in policy in place. While is it known that general liability coverage does not cover walls-in, we have 1) the declarations verifying walls-in is covered along with 2) the Certificate of Property Insurance verifying the policy for hazard. 3) The walls in verbiage on the Certificate of Liability policy states subject to condo by-laws and we have condo project declarations Section 5.4 Paragraph A (p41 of 62) verifying that walls-in is included in the Insurance coverage.

Reviewer Comment (2024-09-23): Per the original condition, the policy that reflects walls in coverage is on the Certificate of Liability insurance which is not the property coverage insurance for the xxxxxx. Liability insurance protects you from claims involving third parties, while property insurance protects your place of business and the business contents inside.
															09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594765	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-23): Received Operating Agreement for the borrowing entity. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594767	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-09-23): Received EIN for the borrowing entity. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594768	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Must be dated within 1 year of closing		Reviewer Comment (2024-09-18): Received Certificate of Good Standing. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594769	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-09-23): Received filed Articles of Organization. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594778	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the subject property does not appear on the credit. Payoff and pay history provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-23): Client elects to waive with verified compensation factors			09/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594817	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-26): Cleared in error Reviewer Comment (2024-09-25): Provided document reflects xxxxxx, mailing address and not property address. Provide the property profile report or equivalent to support free and clear. Exception remains. Reviewer Comment (2024-09-18): xxxxxx reporting to credit is tied to xxxxxx. Provide evidence the borrower's primary residence is free and clear. Exception remains.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818862	xxxxxx	31594909	xxxxxx	09/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-23): ARR provided	09/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31590109	xxxxxx	09/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-18): ARR provided	09/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31590215	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC were not run on the Settlement Agent that signed the HUD.		Reviewer Comment (2024-09-25): Received Fraud and OFAC were not run on the Settlement Agent that signed the HUD. Exception cleared.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31599023	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-18): xxxxxx reporting to credit is tied to xxxxxx. Provide evidence the borrower's primary residence is free and clear. Exception remains.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31602934	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Master HOA Cert of Liability Insurance only reflects Walls In Coverage. The Master HOA Cert of Property Insurance does not. There is no HO6 policy in file.	Reviewer Comment (2024-09-26): Per client comments, they are accepting the policies as-is noting they feel there is sufficient documentation to prove that there is a walls-in policy in place. While is it known that general liability coverage does not cover walls-in, we have 1) the declarations verifying walls-in is covered along with 2) the Certificate of Property Insurance verifying the policy for hazard. 3) The walls in verbiage on the Certificate of Liability policy states subject to condo by-laws and we have condo project declarations Section 5.4 Paragraph A (p41 of 62) verifying that walls-in is included in the Insurance coverage.

Reviewer Comment (2024-09-23): Per the original condition, the policy that reflects walls in coverage is on the Certificate of Liability insurance which is not the property coverage insurance for the condo. Liability insurance protects you from claims involving third parties, while property insurance protects your place of business and the business contents inside.
															09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31602935	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the subject property does not appear on the credit. Payoff and pay history provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-23): Client elects to waive with verified compensation factors			09/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818863	xxxxxx	31602937	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is no pull date provided. Must be dated within 1 year of closing		Reviewer Comment (2024-09-18): Received Certificate of Good Standing. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31586450	xxxxxx	09/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-17): ARR provided	09/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31586463	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must be run on all participants.		Reviewer Comment (2024-09-24): Received Fraud and OFAC run search on borrower and settlement agent. Exception cleared. Reviewer Comment (2024-09-23): Received Fraud Report. However, OFAC search not run on borrower and settlement agent. Exception remains. Reviewer Comment (2024-09-17): Full fraud report not provided. Only OFAC was provided.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31586464	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-09-17): EIN provided	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31586465	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Must be dated within 1 year of closing.		Reviewer Comment (2024-09-17): Dated COGS provided	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31586466	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-09-17): Articles provided	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31601141	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the subject property does not appear on the credit. Payoff and pay history provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-23): Client elects to waive with verified compensation factors			09/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31601257	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-25): Provided document reflects xxxxxx, mailing address and not property address. Provide the property profile report or equivalent to support free and clear. Exception remains. Reviewer Comment (2024-09-17): xxxxxx reporting to credit and is tied to another REO property per docs in file.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31601269	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Master HOA Cert of Liability Insurance only reflects Walls In Coverage. The Master HOA Cert of Property Insurance does not. There is no HO6 policy in file.	Reviewer Comment (2024-09-26): Per client comments, they are accepting the policies as-is noting they feel there is sufficient documentation to prove that there is a walls-in policy in place. While is it known that general liability coverage does not cover walls-in, we have 1) the declarations verifying walls-in is covered along with 2) the Certificate of Property Insurance verifying the policy for hazard. 3) The walls in verbiage on the Certificate of Liability policy states subject to condo by-laws and we have condo project declarations Section 5.4 Paragraph A (p41 of 62) verifying that walls-in is included in the Insurance coverage.

Reviewer Comment (2024-09-23): Per the original condition and previous comments, the policy that reflects walls in coverage is on the Certificate of Liability insurance which is not the property coverage insurance for the condo. Liability insurance protects you from claims involving third parties, while property insurance protects your place of business and the business contents inside.

Reviewer Comment (2024-09-17): There is a Blanket Cert of Property Insurance in file but it does not reflect Walls In Coverage, only the Cert of Liability does which is not acceptable. An HO6 policy was not provided nor escrowed. The document provided is a dec page to the blanket it appears but also does not reflect Walls-In coverage.
															09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818877	xxxxxx	31601272	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-17): Ops Agreement provided	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31588523	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-09-23): Received Flood Certificate. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31588915	xxxxxx	09/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-23): ARR provided	09/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31588920	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC were not run on the Settlement Agent that signed the HUD.		Reviewer Comment (2024-09-25): Fraud and OFAC search run on the Settlement Agent that signed the HUD. Exception cleared.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31599390	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-25): Provided document reflects xxxxxx, mailing address and not property address. Provide the property profile report or equivalent to support free and clear. Exception remains. Reviewer Comment (2024-09-18): xxxxxx reporting to credit and is tied to another REO property per docs in file.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31600750	xxxxxx	09/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the subject property does not appear on the credit. Payoff and pay history provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-23): Client elects to waive with verified compensation factors			09/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31600753	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Master HOA Cert of Liability Insurance only reflects Walls In Coverage. The Master HOA Cert of Property Insurance does not. There is no HO6 policy in file.	Reviewer Comment (2024-09-26): Per client comments, they are accepting the policies as-is noting they feel there is sufficient documentation to prove that there is a walls-in policy in place. While is it known that general liability coverage does not cover walls-in, we have 1) the declarations verifying walls-in is covered along with 2) the Certificate of Property Insurance verifying the policy for hazard. 3) The walls in verbiage on the Certificate of Liability policy states subject to condo by-laws and we have condo project declarations Section 5.4 Paragraph A (p41 of 62) verifying that walls-in is included in the Insurance coverage.

Reviewer Comment (2024-09-23): Per the original condition, the policy that reflects walls in coverage is on the Certificate of Liability insurance which is not the property coverage insurance for the condo. Liability insurance protects you from claims involving third parties, while property insurance protects your place of business and the business contents inside.
															09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818885	xxxxxx	31601195	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is no pull date on the document. Must be within 1 year of closing.		Reviewer Comment (2024-09-18): Received Certificate of Good Standing. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	818999	xxxxxx	32490629	xxxxxx	12/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.).	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-30): The client elects to waive.			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	819024	xxxxxx	31963243	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Reviewer Comment (2024-10-25): The client elects to waive.			10/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	819024	xxxxxx	31963306	xxxxxx	10/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Provide supporting document to verify Large deposit $93,511.00 dated xxxxxx reflecting on xxxxxx Bank statement. Appears it may have come from newly opened HELOC on departing residence, but documentation to confirm this is missing.		Reviewer Comment (2024-12-06): Received HELOC disclosure statement verifying the deposit amount. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	819024	xxxxxx	31963384	xxxxxx	10/25/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	The file is missing the Form 1007 or 1025, with Market Rents documentation for this property, required as per guidelines. Please provide for review.		Reviewer Comment (2024-12-19): Received 1007 for the departing residence. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	819024	xxxxxx	31977725	xxxxxx	10/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants in the fraud report/OFAC search did not include the authorized signor for the seller, xxxxxx		Reviewer Comment (2024-12-05): Received Fraud and OFAC search run on authorized signor for the seller, xxxxxx Exception cleared. Reviewer Comment (2024-11-05): Received Fraud and OFAC search run for xxxxxx however on all other document name is reflecting as xxxxxx. Provide Fraud and OFAC search run on xxxxxx. Exception remains	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	819038	xxxxxx	31368130	xxxxxx	08/16/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Address: xxxxxx			Reviewer Comment (2024-08-21): ARR provided	08/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31368162	xxxxxx	08/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-05): FTP provided	09/05/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31368196	xxxxxx	08/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject properties. Provide the VOM, payoff, & 6 months pay history.		Reviewer Comment (2024-08-28): Additional document provided in lieu of traditional VOM. All information is reflected on document along with a list of properties covered. Reviewer Comment (2024-08-27): 6 month pay history provided. However, VOM is blank in Section II and is not signed/dated/reflects title. Reviewer Comment (2024-08-20): Please review the original condition. This is for the subject property.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31368386	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing Fraud and OFAC search for settlement agent, xxxxxx.		Reviewer Comment (2024-08-20): Received Ofac Search. Exception Cleaerd.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31404167	xxxxxx	08/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title as well as the title does not encumber all properties. MUTC is not allowed.		Reviewer Comment (2024-09-05): Clear FTP provided Reviewer Comment (2024-08-29): A proforma title is not acceptable. This is a document as to what the lender would like on the title. The clear final title or supplement indicating liens will not appear on the final title is required. Reviewer Comment (2024-08-21): The same document was provided that was in file at time of review. Please review the original condition. Provide the clear title policy. There is a blanket mortgage on the title as well as the title does not encumber all properties. MUTC is not allowed.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31404169	xxxxxx	08/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residences for both Guarantor's are free and clear or provide the housing history (VOM + 6 months pay history since there aren't any liens on the credit report).		Reviewer Comment (2024-08-27): Corrected credit applications, VOR, and pay history via rent ledgers provided. Reviewer Comment (2024-08-20): 1) Both applications reflect the Guarantors own their property. If renting, provide the updated applications. 2) Rent legers were provided, however the guidelines require VOR's 3) The rent leger for xxxxxx does not reflect an address.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31404174	xxxxxx	08/16/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Insurance premium amount is missing for all the properties.		Reviewer Comment (2024-08-22): Received Paid Invoices for all the properties. Exception cleared.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819038	xxxxxx	31404314	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing copy of title.		The title policy was not provided for the properties on xxxxxx.		Reviewer Comment (2024-08-21): Update title provided	08/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	819049	xxxxxx	31876984	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $71,156.52 is over disclosed by $216.00 compared to the calculated Amount Financed of $70,940.52 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $71,156.52, however the calculated Amount Financed of $70,940.52. Variance is due to Lender did not include the Appraisal Management Fee of $195.	Reviewer Comment (2024-11-22): SitusAMC received PCCD, LOE, proof of delivery and copy of refund check and new RTC.

Reviewer Comment (2024-11-18): SitusAMC re-received the same documentation.  As previously stated: SitusAMC received lender rebuttal that proper rescission period completed.  However, the material disclosures & cure were not provided to borrower until the xxxxxx CD & cure refund check whichw as after the original RTC period.  The rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): • APR • Finance Charge • Amount Financed • Total of Payments • Payment schedule. The Projected Principal & Interest Payment Max was inaccurately disclosed on the Final CD which is a material disclosure violation, thereby not starting the rescission period. (Tolling rescission.) The lender acknowledged the inaccuracy when they corrected the CD & the correction does not make the disclosure provided at closing accurate, it corrects the disclosure error that occurred. When the lender provided a new PCCD that reflect the Finance Charge/Amount Financed now accurately to the consumer with the cure refund check, a new NORTC would have started the three day clock. Issuing new NORTCs to the consumer(s) is not reopening rescission it is an attempt to end the rescission that did not expire three days after consummation based on the underdisclosed finance charge. Per SFA TRID Grid 3, “for exceptions related to one of the Material Disclosures on rescindable transactions, a separate EV3-C exception for extended rescission rights will be cited if the remediation does not included evidence the lender re-opened rescission.” The lender can remediate this exception by reopening rescission within the 3 year tolling period. On this loan, the lender provided all components of the Finance Charge and Amount Financed cure except for the reopened rescission within 60 days.  To remediate the tolling rescission exception, we require a LOE, proof of delivery, and a new RTC that is received 3 business days prior to the updated cancel by date to all consumers.

Reviewer Comment (2024-11-14): SitusAMC received lender rebuttal that proper rescission period completed.  However, the material disclosures & cure were not provided to borrower until the xxxxxx CD & cure refund check whichw as after the original RTC period.  The rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): • APR • Finance Charge • Amount Financed • Total of Payments • Payment schedule. The Projected Principal & Interest Payment Max was inaccurately disclosed on the Final CD which is a material disclosure violation, thereby not starting the rescission period. (Tolling rescission.) The lender acknowledged the inaccuracy when they corrected the CD & the correction does not make the disclosure provided at closing accurate, it corrects the disclosure error that occurred. When the lender provided a new PCCD that reflect the Finance Charge/Amount Financed now accurately to the consumer with the cure refund check, a new NORTC would have started the three day clock. Issuing new NORTCs to the consumer(s) is not reopening rescission it is an attempt to end the rescission that did not expire three days after consummation based on the underdisclosed finance charge. Per SFA TRID Grid 3, “for exceptions related to one of the Material Disclosures on rescindable transactions, a separate EV3-C exception for extended rescission rights will be cited if the remediation does not included evidence the lender re-opened rescission.” The lender can remediate this exception by reopening rescission within the 3 year tolling period. On this loan, the lender provided all components of the Finance Charge and Amount Financed cure except for the reopened rescission within 60 days.  To remediate the tolling rescission exception, we require a LOE, proof of delivery, and a new RTC that is received 3 business days prior to the updated cancel by date to all consumers.

Reviewer Comment (2024-11-12): SitusAMC received LOE, PCCD, and refund check with proof of delivery. Missing re-opened rescission (for material disclosure). New rescission must be provided with a new rescission expiration date which must be at least three-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

Reviewer Comment (2024-10-30): Provided RTC shows a "notice date" of Midnight xxxxxx . The cure was provided on xxxxxx . The borrower is allowed three days to rescind.  Please provide updated RTC and proof of delivery of the updated RTC.
																11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	31876985	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $93,699.71 is under disclosed by $216.00 compared to the calculated Finance Charge of $93,915.71 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $93,699.71, however the calculated Finance Charge of $93,915.71. Variance is due to Lender did not include the Appraisal Management Fee of $195.	Reviewer Comment (2024-11-22): SitusAMC received PCCD, LOE, proof of delivery and copy of refund check and new RTC.

Reviewer Comment (2024-11-18): SitusAMC re-received the same documentation.  As previously stated: SitusAMC received lender rebuttal that proper rescission period completed.  However, the material disclosures & cure were not provided to borrower until the 10-28-24 CD & cure refund check whichw as after the original RTC period.  The rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): • APR • Finance Charge • Amount Financed • Total of Payments • Payment schedule. The Projected Principal & Interest Payment Max was inaccurately disclosed on the Final CD which is a material disclosure violation, thereby not starting the rescission period. (Tolling rescission.) The lender acknowledged the inaccuracy when they corrected the CD & the correction does not make the disclosure provided at closing accurate, it corrects the disclosure error that occurred. When the lender provided a new PCCD that reflect the Finance Charge/Amount Financed now accurately to the consumer with the cure refund check, a new NORTC would have started the three day clock. Issuing new NORTCs to the consumer(s) is not reopening rescission it is an attempt to end the rescission that did not expire three days after consummation based on the underdisclosed finance charge. Per SFA TRID Grid 3, “for exceptions related to one of the Material Disclosures on rescindable transactions, a separate EV3-C exception for extended rescission rights will be cited if the remediation does not included evidence the lender re-opened rescission.” The lender can remediate this exception by reopening rescission within the 3 year tolling period. On this loan, the lender provided all components of the Finance Charge and Amount Financed cure except for the reopened rescission within 60 days.  To remediate the tolling rescission exception, we require a LOE, proof of delivery, and a new RTC that is received 3 business days prior to the updated cancel by date to all consumers.

Reviewer Comment (2024-11-14): SitusAMC received lender rebuttal that proper rescission period completed.  However, the material disclosures & cure were not provided to borrower until the 10-28-24 CD & cure refund check whichw as after the original RTC period.  The rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): • APR • Finance Charge • Amount Financed • Total of Payments • Payment schedule. The Projected Principal & Interest Payment Max was inaccurately disclosed on the Final CD which is a material disclosure violation, thereby not starting the rescission period. (Tolling rescission.) The lender acknowledged the inaccuracy when they corrected the CD & the correction does not make the disclosure provided at closing accurate, it corrects the disclosure error that occurred. When the lender provided a new PCCD that reflect the Finance Charge/Amount Financed now accurately to the consumer with the cure refund check, a new NORTC would have started the three day clock. Issuing new NORTCs to the consumer(s) is not reopening rescission it is an attempt to end the rescission that did not expire three days after consummation based on the underdisclosed finance charge. Per SFA TRID Grid 3, “for exceptions related to one of the Material Disclosures on rescindable transactions, a separate EV3-C exception for extended rescission rights will be cited if the remediation does not included evidence the lender re-opened rescission.” The lender can remediate this exception by reopening rescission within the 3 year tolling period. On this loan, the lender provided all components of the Finance Charge and Amount Financed cure except for the reopened rescission within 60 days.  To remediate the tolling rescission exception, we require a LOE, proof of delivery, and a new RTC that is received 3 business days prior to the updated cancel by date to all consumers.

Reviewer Comment (2024-11-12): SitusAMC received LOE, PCCD, and refund check with proof of delivery. Missing re-opened rescission (for material disclosure). New rescission must be provided with a new rescission expiration date which must be at least three-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

Reviewer Comment (2024-10-30): Provided RTC shows a "notice date" of Midnight xxxxxx . The cure was provided on xxxxxx . The borrower is allowed three days to rescind.  Please provide updated RTC and proof of delivery of the updated RTC.
																11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	31876986	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,985.75 exceeds tolerance of $2,400.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee increased from $2,400.00 on the initial Loan Estimate to $2,985.75.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-10-30): SitusAMC Received Valid COC.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	31876987	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $13.50 exceeds tolerance of $10.00. Insufficient or no cure was provided to the borrower. (7580)	The Tax Service Fee (Life Of Loan) Fee increased from $10.00 on the initial Loan Estimate to $13.50 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-10-30): Sufficient cure provided at closing. Reviewer Comment (2024-10-30): SitusAMC File contain CD dated xxxxxx showing cure of $3.50; however, CD was signed on xxxxxx which is after closing. Provide true and certified copy of final settlement statement in order to verify cure provided at closing or provide Cure docs for $3.50. Cure consists of PCCD, LOE and refund check.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	31876988	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	RTC was executed on xxxxxx . Expiration date is xxxxxx . 3 days rescission was not provided.		Reviewer Comment (2024-10-30): Document provided timely. Reviewer Comment (2024-10-30): The same RTC's were provided that were in file at time of review. Please review the original condition. RTC was executed on xxxxxx . Expiration date is xxxxxx . 3 days rescission was not provided.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	31876989	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC was executed on xxxxxx . Expiration date is xxxxxx . 3 days rescission was not provided.	Reviewer Comment (2024-11-22): Received LOE to borrower, signed RTC with reopening rescission and evidence of delivery (executed RTC evidences delivery)

Reviewer Comment (2024-11-17): The RTC, per the E-consent, was provided to the borrower on xxxxxx and the rescission period updated to xxxxxx . A new rescission period starts from when the borrower receives the RTC. Further, the same RTC cannot be provided that was initially signed with the expiration date updated. A new 3 day rescission period is required for the borrower.

Reviewer Comment (2024-11-13): The lender LOE is not acceptable and recission needs to be opened. The borrower signed the DOT on xxxxxx, however did not sign the RTC until xxxxxx  Rescission timing is based of the later signature date. The expiration date is noted as xxxxxx days was not provided.

Reviewer Comment (2024-11-08): The same RTC's were provided that were in file at time of review. Please review the original condition. RTC was executed on xxxxxx . Expiration date is xxxxxx . 3 days rescission was not provided. The rescission must be re-opened with a new 3 full days provided for rescission (not counting Sunday's or Holidays).

Reviewer Comment (2024-10-30): The same RTC's were provided that were in file at time of review. Please review the original condition. RTC was executed on xxxxxx . Expiration date is xxxxxx . 3 days rescission was not provided.
																11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	32023007	xxxxxx	10/30/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $13.50 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Sufficient cure provided at closing.		Reviewer Comment (2024-10-30): Sufficient Cure Provided At Closing		10/30/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819049	xxxxxx	32241977	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of 10.00500% on Final Closing Disclosure provided on xxxxxx is under-disclosed from the calculated APR of 10.17292% outside of 0.125% tolerance. (Final xxxxxx)	APR increased on PCCD.		Reviewer Comment (2024-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission.		11/22/2024		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	819141	xxxxxx	31570602	xxxxxx	09/09/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-08): FTP provided	10/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819141	xxxxxx	31570646	xxxxxx	09/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided.		Reviewer Comment (2024-09-13): Received Full Fraud Report. Exception cleared.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819141	xxxxxx	31584116	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence with SPS was a manual add to the credit supplement (pay history) and does not report on the credit report. Copy of the original Note was provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-08): Received VOM for the primary property, however the number of late payments is not listed on the VOM. Exception remains.			10/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819141	xxxxxx	31584190	xxxxxx	09/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-10-08): Clear FTP provided	10/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819141	xxxxxx	31584604	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	OFAC not run on Appraisal Company or Borrowing Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-24): Client elects to waive with verified compensation factors. Per the client, OFAC pulled post-close and is clear.

Reviewer Comment (2024-10-21): Received OFAC searches. However on the Fraud Report there is an alert fir the "xxxxxx", that is not addressed. Exception remains.

Reviewer Comment (2024-10-08): Received updated Fraud Report OFAC run on the Borrowing Entity. However provided Fraud Report reflects Possible Match found for the "xxxxxx". Exception remains.

Reviewer Comment (2024-09-13): Received Full Fraud Report, however OFAC search not performed on borrowing entity. Exception remains.
																	10/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819141	xxxxxx	31584779	xxxxxx	09/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-10-18): Preclose appraisal provided. Value change is within 10% and supported by CDA.	10/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819145	xxxxxx	31573078	xxxxxx	09/09/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-08): FTP provided	10/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819145	xxxxxx	31589450	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC not run on Appraisal Company or Borrowing Entity.		Reviewer Comment (2024-10-21): Received OFAC search for the Appraisal Company. Exception cleared. Reviewer Comment (2024-10-08): Received OFAC search run on the Borrowing Entity and the Appraisal Company as "xxxxxx", however the appraisal company name is "xxxxxx.". Exception remains. Reviewer Comment (2024-09-13): Received Participant Details Report, however OFAC not run on Appraisal Company and Borrowing Entity. Exception remains.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819145	xxxxxx	31589460	xxxxxx	09/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-10-08): Clear FTP provided	10/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819145	xxxxxx	31589462	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence with xxxxxx was a manual add to the credit supplement (pay history) and does not report on the credit report. Copy of the original Note was provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-08): Requested Document was not provided. Please provide the document as requested on the original condition. Exception remains.			10/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819145	xxxxxx	31589542	xxxxxx	09/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-10-18): Preclose appraisal provided	10/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	819147	xxxxxx	31572102	xxxxxx	09/09/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-10): FTP provided	10/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819147	xxxxxx	31581919	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence with xxxxxx was a manual add to the credit supplement (pay history) and does not report on the credit report. Copy of the original Note was provided. Provide the VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-08): Received VOM for the primary property, however the number of late payments is not listed on the VOM. Exception remains.			10/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819147	xxxxxx	31585360	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC not run on Appraisal Company or Borrowing Entity.		Reviewer Comment (2024-10-21): Received OFAC search for Borrowing Entity. Exception cleared. Reviewer Comment (2024-10-08): Received Fraud Report OFAC run on the Appraisal Company, however OFAC is not run on the Borrowing Entity. Exception remains. Reviewer Comment (2024-10-04): No new document received. Please try uploading again Fraud Plus report. Exception remains.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819147	xxxxxx	31585418	xxxxxx	09/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-10-10): Clear FTP provided Reviewer Comment (2024-10-04): No new trailing docs found	10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819185	xxxxxx	31464675	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-24): Client elects to waive with verified compensation factors			09/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819185	xxxxxx	31464864	xxxxxx	08/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Allow for Subject property modification in the last 12 months. (Extension on Balloon). Notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc).	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-28): Client elect to waive with verified compensation factors			08/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819185	xxxxxx	31464878	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-12): Received Borrowing Certificate. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819185	xxxxxx	31521593	xxxxxx	08/29/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-28): Client elect to waive with verified compensation factors			08/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819185	xxxxxx	31521611	xxxxxx	08/29/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx	Sam.gov not provided for appraiser.		Reviewer Comment (2024-09-12): An updated fraud report with Sam.gov search on the appraiser was provided.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819262	xxxxxx	32339254	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	Reviewer Comment (2025-01-27): Received Guarantor Agreement for both guarantors. Exception cleared.

Reviewer Comment (2025-01-23): The GA was signed and dated post-close. Per guidelines, the GA must be signed at closing. Further, the GA was only provided for xxxxxx. The GA is also required for xxxxxx.

Reviewer Comment (2025-01-22): No new document are uploaded in xxxxxx. Provide the document requested on comment dated xxxxxx . Exception remains.

Reviewer Comment (2025-01-21): Requested document was not received. Provide the document requested on comment dated xxxxxx . Exception remains.

Reviewer Comment (2025-01-17): There are 2 Guarantors applying for the loan. However only 1 Guarantor has signed the Guarantor Agreement. Also Guarantor Agreement is post closing. Exception remains.
															01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	819262	xxxxxx	32339291	xxxxxx	12/12/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	819262	xxxxxx	32359116	xxxxxx	12/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003 for xxxxxx. Per docs in file, borrower is a non-perm vs. perm resident.		Reviewer Comment (2024-12-16): Received corrected 1003 for borrower. Exception cleared.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	819262	xxxxxx	32360909	xxxxxx	12/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowing Entity Documents Missing: Articles of Org.		Reviewer Comment (2024-12-16): Articles of Organization were provided.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	819262	xxxxxx	32360919	xxxxxx	12/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match		Reviewer Comment (2024-12-16): An updated flood cert was provided.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	819848	xxxxxx	31568686	xxxxxx	09/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Full Fraud Report and OFAC is missing for co-borrower xxxxxx. Must contain all participants.	Reviewer Comment (2024-10-28): Received OFAC search for borrowing entity. Exception cleared.

Reviewer Comment (2024-10-11): Received Full Fraud Report for Co-borrower. However OFAC search not run on the borrowing entity. Exception remains.

Reviewer Comment (2024-10-04): No new document received. Provide Full fraud Report for co-borrower xxxxxx. Exception remains.

Reviewer Comment (2024-09-19): Received Fraud Report is for borrower xxxxxx. Provide Full Fraud Report for co-borrower xxxxxx.

Reviewer Comment (2024-09-12): Received Participant Detail Report, reflects OFAC for required parties. However received fraud report is not a full fraud report, the report only consist of Summary Findings and Participant Detail Report. Exception remains.
															10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819848	xxxxxx	31568748	xxxxxx	09/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-14): Client elects to waive with verified compensation factors			10/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819848	xxxxxx	31568910	xxxxxx	09/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence that the primary residence on xxxxxx is free and clear.		Reviewer Comment (2024-10-29): Received corrected 1003. Exception cleared. Reviewer Comment (2024-10-11): Received corrected 1003 for the co-borrower reflecting as no housing expense. However the REO Section 3a. Reflects the primary property. Provide the corrected 1003. Exception remains. Reviewer Comment (2024-10-08): Property is not owned by non-borrower. However as per final 1003 non borrower is owing the property. Provide correct 1003. Exception remains. Reviewer Comment (2024-10-04): No new document received. Please try uploading again property report. Exception remains.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819848	xxxxxx	31582196	xxxxxx	09/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The prepayment term of 6 months does not meet in the minimum requirement per guidelines of 1 year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-18): Client elects to waive with verified compensation factors			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	819891	xxxxxx	32482159	xxxxxx	12/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The last bank statement for # xxxxxx and #xxxxxx used for income and assets is > 120 days old. Provide the xxxxxx statements for both accounts.		Reviewer Comment (2024-12-26): Two months of current bank statements for each account were provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	819891	xxxxxx	32482202	xxxxxx	12/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Bank Statements appear to be provided for housing history on subject property. However, xxxxxx payment is missing for 12 consecutive payments as well as withdrawals only reflect "deposited or cashed check" and does not reflect what for. . Further, the Note or Mortgage Statement was not provided as required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-02): Provide sale agreement is not acceptable. Per guidelines either Note or Mortgage Statement is required. Exception remains. Reviewer Comment (2024-12-30): Received xxxxxx payment reflected on the bank statement for housing history on subject property. Also, received Agreement for Sale, however per guidelines either Note or Mortgage Statement is required. Exception remains.			01/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	819891	xxxxxx	32482326	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	RTC not provided for xxxxxx		Reviewer Comment (2024-12-26): The NOTRC for the other owner was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	820037	xxxxxx	32087638	xxxxxx	11/14/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-03): Client elects to waive with verified compensation factors			12/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820037	xxxxxx	32094275	xxxxxx	11/14/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Provide the xxxxxx loan xxxxxx statement to verify monthly payment as credit report does not reflect the monthly payment for the Installment account. 5% of balance is $900.50/month and lender utilized $180.10 per 1003.		Reviewer Comment (2024-12-03): Loan Statement provided. Added 5% of loan balance to DTI.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820037	xxxxxx	32094379	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Please provide evidence of % owned of the business xxxxxx, for each of the Borrower's. CPA LOE in file does not explicitly state what % each Borrower owns of the Business. Unable to determine if it's 50% is for each owner (50/50) or 50% is combined for both owners (25/25).		Reviewer Comment (2024-12-19): Received updated CPA letter clarifying ownership % since, per the LO LOE, the Operating Agreement for the other owning entity could not be obtained as borrower was not comfortable asking for something they had no ownership in. Reviewer Comment (2024-12-03): Received OA for xxxxxx and xxxxxx. xxxxxx is owned 50% by another LLC. Provide the OA for xxxxxx.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820201	xxxxxx	31909890	xxxxxx	10/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC verification for settlement agent. Also provide document to verify full name of the settlement agent, on Final CD reflects the settlement agent name as xxxxxx		Reviewer Comment (2024-12-04): Received Final CD reflects the settlement agent name as xxxxxx. Exception cleared. Reviewer Comment (2024-11-26): Received Fraud and OFAC search run on xxxxxx. Provide the document to verify the xxxxxx is the settlement agent. Exception remains. Reviewer Comment (2024-11-21): Received fraud and OFAC search is not ran full name of the settlement agent. Provide the document to verify the full name of the settlement agent. Since the Final CD only reflects the settlement agent name as xxxxxx. Exception remains.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31909959	xxxxxx	10/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-10-25): Received Credit Report dated xxxxxx . Exception cleared.	10/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31910469	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender qualified the borrower with $17,144.08 monthly income. However per the documents borrower's base pay is $$15,807.41. Due to which DTI exceeds guidelines requirement of 50%.		Reviewer Comment (2024-10-30): Loan has been designated as Non-QM so this exception is no longer valid	10/30/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	820201	xxxxxx	31910470	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.27993% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender qualified the borrower with $17,144.08 monthly income. However per the documents borrower's base pay is $$15,807.41. Due to which DTI exceeds guidelines requirement of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-10-30): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-28): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.11183% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)			10/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31910472	xxxxxx	10/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.27993% exceeds Guideline total debt ratio of 50.00000%.	Lender qualified the borrower with $17,144.08 monthly income. However per the documents borrower's base pay is $15,807.41. Due to which DTI exceeds guidelines requirement of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-10-30): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-28): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.11183% exceeds Guideline total debt ratio of 50.00000%.			10/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31910480	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender qualified the borrower with $17,144.08 monthly income. However per the documents borrower's base pay is $$15,807.41. Due to which DTI exceeds guidelines requirement of 50%.		Reviewer Comment (2024-10-30): Loan has been designated as Non-QM so this exception is no longer valid	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31929452	xxxxxx	10/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		When using foreign income, 2 years of 1040's are required to be signed.		Reviewer Comment (2024-11-21): Received 1040 signed. Exception cleared. Reviewer Comment (2024-10-28): The guidelines require the 1040s to be signed or tax transcripts.	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820201	xxxxxx	31930739	xxxxxx	10/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange not provided		The currency converter for income was provided for $14,000 and is not from the XE.com. Per the WVOE, base pay is $14,600 euros. Provide the current currency converter. Subject to income recalc.		Reviewer Comment (2024-10-28): An XE.com converter was provided. Reviewer Comment (2024-10-21): The conversion provided is from rates from xxxxxx . The currency conversion rates need to be from xxxxxx which is when the WVOE was completed.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820210	xxxxxx	31882881	xxxxxx	10/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-10-31): Received Guarantor Agreement. Exception cleared.	10/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	820210	xxxxxx	31883070	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $615.00 exceeds tolerance of $585.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-10-10): Sufficient Cure Provided At Closing		10/10/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase	Final CD evidences Cure	D	B	D	B	A	A	A	A	N/A	N/A	Yes
xxxxxx	820210	xxxxxx	31886600	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	CPA/Tax preparer letters in file for both businesses using Bank statements for income and assets (xxxxxx; and xxxxxx), reflects xxxxxx as % owned of the business and not Borrower's name. Unable to determine Borrowers' % of ownership as the same name affidavit in file does not have an AKA reflecting xxxxxx. It should also be noted xxxxxx is the name of the Borrower's landlord and LOE from borrower reflects additional Landlord of xxxxxx who is also the additional owner of one of the businesses used to qualify. Additionally the person who signed the CPA/Tax preparer signed as "authorized signatory" and does not state his professional designation or license number.		Reviewer Comment (2024-10-31): 1. Borrower name includes xxxxxx, however the provided CPA letter reflects xxxxxx. Please note that the Borrower's landlord name, CPA preparer name include xxxxxx. Therefore, it is unable to determine the owner of the business. Provide update CPA letter to reflect the ownership percentage for both the businesses. 2. The person who signed the CPA/Tax preparer signed as "authorized signatory" and does not state his professional designation or license number. Provide the licensed CPA letter. Exception remains.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	820210	xxxxxx	31887360	xxxxxx	10/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-10-17): Prelim appraisal provided	10/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	820210	xxxxxx	31887675	xxxxxx	10/11/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max for Non-Perm Resident	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-11): Client elects to waive with verified compensation factors			10/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	820326	xxxxxx	31747404	xxxxxx	10/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-10-04): Received Fraud Report and OFAC search run on the Settlement Agent xxxxxx.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	820512	xxxxxx	31703869	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.55171% or Final Disclosure APR of 11.62700% is equal to or greater than the threshold of APOR 6.45% + 3.5%, or 9.95000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-11-01): Delivery of updated appraisal provided

Reviewer Comment (2024-10-31): No new documents received. Please try uploading again.

Reviewer Comment (2024-10-24): The email provided only reflects the Appraisal Update/Inspection of Repairs (1004D) was sent. xxxxxx Form 1004D, also known as an Appraisal Update and/or Completion Report is the only product listed in the email. This is further evidenced by the email that says the product was ordered on 9/6 and due 9/10,which coincides with the 1004D with a completion date of xxxxxx The revised appraisal with a completion date of 9/6 needs to be delivered to the borrower.

Reviewer Comment (2024-10-18): The document provided does not reflect it was delivered to the borrower/how was delivered. Just says report delivered. This could be the delivery to the lender. Provide the certified secure like the previous appraisal or some other proof delivery was to the borrower.

Reviewer Comment (2024-10-10): Received the prelim appraisal with evidence of delivery on xxxxxx Pending receipt of delivery of the updated appraisal. As previously stated, all appraisals, regardless of updates must be delivered to the borrower. Waivers are not allowed on HPML. Since there was no change in value, the updated appraisal can be delivered at any time.

Reviewer Comment (2024-10-05): If there was a revision and regardless of what the revision was for, all appraisals need to be provided for review as well as all appraisals need to be provided to the borrower. Provide the prelim appraisal prior to updates that matches the delivery of 9/3 as well as the delivery of the updated appraisal with a completion date of 9/6.

Reviewer Comment (2024-10-02): The delivery provided is dated 9/3 which is prior to the completion of the appraisal in file with a completion date of xxxxxx An appraisal cannot be delivered prior to its completion.

Reviewer Comment (2024-09-30): A COC is not proof of appraisal delivery. Please provide evidence the appraisal was sent to the borrower at least 3 days prior to closing.
															11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820512	xxxxxx	31703870	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-11-01): Delivery of updated appraisal provided

Reviewer Comment (2024-10-31): No new documents received. Please try uploading again.

Reviewer Comment (2024-10-24): The email provided only reflects the Appraisal Update/Inspection of Repairs (1004D) was sent. xxxxxx Form 1004D, also known as an Appraisal Update and/or Completion Report is the only product listed in the email. This is further evidenced by the email that says the product was ordered on 9/6 and due 9/10,which coincides with the 1004D with a completion date of xxxxxx The revised appraisal with a completion date of 9/6 needs to be delivered to the borrower.

Reviewer Comment (2024-10-18): The document provided does not reflect it was delivered to the borrower/how was delivered. Just says report delivered. This could be the delivery to the lender. Provide the certified secure like the previous appraisal or some other proof delivery was to the borrower.

Reviewer Comment (2024-10-10): Received the prelim appraisal with evidence of delivery on xxxxxx Pending receipt of delivery of the updated appraisal. As previously stated, all appraisals, regardless of updates must be delivered to the borrower. Waivers are not allowed on HPML. Since there was no change in value, the updated appraisal can be delivered at any time.

Reviewer Comment (2024-10-05): If there was a revision and regardless of what the revision was for, all appraisals need to be provided for review as well as all appraisals need to be provided to the borrower. Provide the prelim appraisal prior to updates that matches the delivery of 9/3 as well as the delivery of the updated appraisal with a completion date of 9/6.

Reviewer Comment (2024-10-02): The delivery provided is dated 9/3 which is prior to the completion of the appraisal in file with a completion date of xxxxxx An appraisal cannot be delivered prior to its completion.

Reviewer Comment (2024-09-30): A COC is not proof of appraisal delivery. Please provide evidence the appraisal was sent to the borrower at least 3 days prior to closing.
															11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820512	xxxxxx	31703886	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,136.50 exceeds tolerance of $2,237.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increased from $2,237.00 on the initial Loan Estimate to $3,136.50.00 on the ifinal Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-09-30): SitusAMC received a valid COC.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	820512	xxxxxx	31703887	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $560.00 on the initial Loan Estimate to $585.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2024-10-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-10-04): SitusAMC received appraisal delivery document, however we require information regarding why the fee was increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Reviewer Comment (2024-09-30): SitusAMC received Changed Circumstance dated xxxxxx stating "New information learned", but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																10/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	820512	xxxxxx	31703889	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-30): Received OFAC searches run on settlement agent. Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820512	xxxxxx	31722964	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-24): Client elects to waive with verified compensation factors			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820512	xxxxxx	32038195	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-01): Client elects to waive			11/01/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	820594	xxxxxx	31953648	xxxxxx	10/28/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Subject address is xxxxxx. Insurance policy reflects xxxxxx. Lender to provide corrected document reflecting subject address.		Reviewer Comment (2024-10-29): Received Insurance address. Exception cleared.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	820594	xxxxxx	31953650	xxxxxx	10/28/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Subject address is xxxxxx. Flood Certificate reflects xxxxxx. Lender to provide corrected document reflecting subject address.		Reviewer Comment (2024-11-01): Updated flood cert provided Reviewer Comment (2024-10-31): No new documents received. Please try uploading again.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	820594	xxxxxx	31953652	xxxxxx	10/28/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Subject address is xxxxxx. Collateral Desktop Analysis reflects xxxxxx. Lender to provide corrected document reflecting subject address.		Reviewer Comment (2024-10-30): Updated CDA provided	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	820594	xxxxxx	31982485	xxxxxx	10/28/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2024-10-29): Received Spousal Consent. Exception cleared.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	820668	xxxxxx	31812138	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: xxxxxx	Subject transaction is Refinance of Primary Property. However on Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as No.		Reviewer Comment (2024-10-30): Received corrected 1003. Exception cleared.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
xxxxxx	820668	xxxxxx	31825152	xxxxxx	10/10/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2024-11-07): Received executed disclosure, LOE and evidence of delivery to the borrower. Reviewer Comment (2024-11-01): The disclosure provided has a signature date post-close by the lender. To cure, provide the LOE to borrower along with evidence of delivery of the signed disclosure to the borrower to cure.		11/07/2024		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
xxxxxx	820668	xxxxxx	31825154	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-10-21): SitusAMC received e-consent dated xxxxxx . Reviewer Comment (2024-10-17): SItusAMC received disclosure tracking consent accepted dated xxxxxx , however LE dated xxxxxx is e-signed on xxxxxx . Please provide earliest e-consent document to re-evaluate the exception.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
xxxxxx	820668	xxxxxx	31862530	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Copy of each valuation was not provided to applicant three (3) business days prior to consummation. The delivery in file is dated prior to the completion of the report dated xxxxxx		Reviewer Comment (2024-10-09): Client elects to waive			10/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
xxxxxx	820668	xxxxxx	31863645	xxxxxx	10/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-11-12): Prelim appraisal provided	11/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
xxxxxx	820668	xxxxxx	31863751	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The H-9 form was utilized, however the current lender on the transaction is not the same as the original lender listed on the title or payoff. H-8 should have been utilized.	Reviewer Comment (2024-12-06): LOE to borrower, updated signed RTC, proof of delivery provided

Reviewer Comment (2024-12-02): The same LOE was provided that was previously provided. If the RTC was sent to the borrower on xxxxxx , then provide the corresponding email to support this.

Reviewer Comment (2024-11-26): The letter states the borrower signed the NORTC on xxxxxx but the Form was not delivered to the borrower until xxxxxx per tracking receipt provided.

Reviewer Comment (2024-11-17): The LOE provided is  regarding tracking, which is not what is being requested. Please review the comments on xxxxxx and xxxxxx : Received LOE and evidence of delivery to the borrower, however lender attestation is to be provided. How did the borrower sign the RTC on xxxxxx if it was not delivered until xxxxxx

Reviewer Comment (2024-11-12): The LOE provided is not signed or dated nor on company letterhead. There is no indication of who provided this.  Provide the signed lender attesation regarding comments on xxxxxx

Reviewer Comment (2024-11-07): Received LOE and evidence of delivery to the borrower, however lender attestation is to be provided. How did the borrower sign the RTC on xxxxxx if it was not delivered until xxxxxx

Reviewer Comment (2024-11-04): Received the corrected and executed RTC (which signature and date evidences when borrower received RTC). Pending receipt of LOE to borrower.
																12/06/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
xxxxxx	820668	xxxxxx	31863763	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC provided reflects desk review fee added due to the insufficient SSR score, however the CU was run on xxxxxx . Fee as not disclosed until xxxxxx which is outside of the 3 days of discovery. Further, the additional COC provided for the desk review increase is insufficient as a valid reason was not listed for fee increase.		Reviewer Comment (2024-11-07): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2024-11-04): SitusAMC received PCCD, LOE, Refund Check and proof of Mailing. USPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		11/07/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
xxxxxx	820668	xxxxxx	32105184	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:9263 xxxxxx)			Reviewer Comment (2024-11-12): Client elects to waive			11/12/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
xxxxxx	820720	xxxxxx	32259365	xxxxxx	12/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,500,000.00.	Overlays reflect a max loan amount of $2,500,000 for P&L income. An investor exception was not provided in the file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors			12/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820720	xxxxxx	32289536	xxxxxx	12/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-04): Gap report provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820720	xxxxxx	32289588	xxxxxx	12/02/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,267,895.49 is less than Cash From Borrower $2,886,675.69.	Account xxxxxx reflects it is a pledged account.	Reviewer Comment (2024-12-13): Pledged asset bank statements provided dated xxxxxx . In borrower's name. Borrower used these funds for closing and transferred post-close, however funds were in account at time of closing solely under borrower's name. Borrower now has sufficient funds to close/reserves.

Reviewer Comment (2024-12-13): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $2,031,626.99 is less than Cash From Borrower $2,886,675.69.

Reviewer Comment (2024-12-11): The wire provided is dated post close and not acceptable. Funds needed to be received at or prior to closing. Dry state nor disbursement have any bearing on this. Also, it should be noted, the funds appear to have come from xxxxxx which investor stating they are allowing the use of $1,091,045 at 70%, however with the draw, the borrower does not have this much anymore post statement.

Reviewer Comment (2024-12-06): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $1,267,895.49 is less than Cash From Borrower $2,886,675.69.

Reviewer Comment (2024-12-05): Pledged asset account provided. Pledge asset total is $3,173,368.37. Updated pledged amount. The available credit line form the pledged asset cannot be used as the entire account is pledged from xxxxxx and accounted for already. Further, we will need to know what REO this credit lien is tied to and evidence of the monthly payment to include in ratios.

Reviewer Comment (2024-12-05): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $176,850.00 is less than Cash From Borrower $2,886,675.69.

Reviewer Comment (2024-12-04): Pledged accounts to another Entity/Lender/Company cannot be used for closing and reserves. A pledged account is an account that is used as collateral for a loan or other financial obligation. The account holder, or pledgor, gives the account to the lender, or secured party, as security for the loan. The lender can seize the funds in the account if the borrower doesn't repay the loan. The pledged account is no to the current lender.
															12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820720	xxxxxx	32289591	xxxxxx	12/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Account xxxxxx reflects it is a pledged account.	Reviewer Comment (2024-12-13): Pledged asset bank statements provided dated xxxxxx . In borrower's name. Borrower used these funds for closing and transferred post-close, however funds were in account at time of closing solely under borrower's name. Borrower now has sufficient funds to close/reserves.

Reviewer Comment (2024-12-04): Pledged accounts to another Entity/Lender/Company cannot be used for closing and reserves. A pledged account is an account that is used as collateral for a loan or other financial obligation. The account holder, or pledgor, gives the account to the lender, or secured party, as security for the loan. The lender can seize the funds in the account if the borrower doesn't repay the loan. The pledged account is no to the current lender.
															12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820720	xxxxxx	32289597	xxxxxx	12/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-12-13): Pledged asset bank statements provided dated xxxxxx . In borrower's name. Borrower used these funds for closing and transferred post-close, however funds were in account at time of closing solely under borrower's name. Borrower now has sufficient funds to close/reserves.	12/13/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	820720	xxxxxx	32289598	xxxxxx	12/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-12-13): Pledged asset bank statements provided dated xxxxxx . In borrower's name. Borrower used these funds for closing and transferred post-close, however funds were in account at time of closing solely under borrower's name. Borrower now has sufficient funds to close/reserves.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820807	xxxxxx	31924585	xxxxxx	10/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-11-11): Final 1003 provided	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820807	xxxxxx	31924589	xxxxxx	10/21/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-21): Client elects to waive			10/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820807	xxxxxx	31924665	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	For borrower(s) starting new employment, the loan file must contain a copy of an executed offer or contract plus the first paystub. The first paystub must be dated prior to the Note date. Paystub not provided.		Reviewer Comment (2024-11-11): Paystub provided	11/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	820807	xxxxxx	31924666	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. (xxxxxx/Wages)	For borrower(s) starting new employment, the loan file must contain a copy of an executed offer or contract plus the first paystub. The first paystub must be dated prior to the Note date. Paystub not provided.		Reviewer Comment (2024-11-11): Paystub provided	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820807	xxxxxx	31924667	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	For borrower(s) starting new employment, the loan file must contain a copy of an executed offer or contract plus the first paystub. The first paystub must be dated prior to the Note date. Paystub not provided.		Reviewer Comment (2024-11-11): Paystub provided	11/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32161027	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Second Home; Declarations/Will borrower occupy: Yes	Subject transaction is Purchase of Second Home Property. However Borrower's Declaration question (Section 5 A) "Will you occupy the property as your primary residence?" is checked as Yes.		Reviewer Comment (2024-11-27): An updated 1003 was received.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32165666	xxxxxx	11/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $11,200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $11,200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-12-05): SitusAMC received LOE and fee worksheet with fee bifurcation of recording and transfer taxes. Reviewer Comment (2024-12-03): SitusAMC received LOE, however we require attestation with bifurcation of amount for recording and transfer tax fee. Please provide attestation to re-evaluate the exception.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	820840	xxxxxx	32165779	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file. As per guidelines Standard Doc only for both the occupant and non-occupant borrower(s). Investor exception to allow Alt-doc type on non-occupying co-borrower.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32168198	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file. As per guidelines Occupying borrower(s) must have a DTI ratio of 60% or less. Investor exception for Occupying borrower with no Income.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32168202	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file. As per guidelines The non-occupant co-borrower must be included on title for the subject property. Investor exception for non-occupying co-borrower to be on Note only.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32168203	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file. As per guidelines 25% business ownership required. Investor exception to allow business bank statement Income with 17% ownership.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32168207	xxxxxx	11/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Investor exception in file. VOM required. Allow alternative to VOM.(VOM required).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32231894	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Non-Occupant borrowers only allowed on primary purchase transaction. Transaction is a purchase of a Second Home. Investor exception does not cover this exception.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-27): The client elects to waive.			11/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32231967	xxxxxx	11/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the Final Closing Statement for the sale of property xxxxxx. The unexecuted prelim was only provided.		Reviewer Comment (2024-11-27): The Seller CD for the sale was provided.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820840	xxxxxx	32232013	xxxxxx	11/25/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Provide evidence of the borrower's new primary residence as primary was sold on xxxxxx per a lookup.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-27): The updated 1003 still reflects the xxxxxx address as the current address and reflects owned. Please provide all of the housing debt for the new primary.			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	820855	xxxxxx	31868943	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal in file reflects property is in a PUD with HOA dues, however the DOT does not reflect a PUD rider attached. Provide the executed PUD rider, corrected and executed DOT to include the PUD rider on page 2, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-28): Received LOE from lender however there is no evidence that the letter is provided to borrower. Also, evidence of delivery of the document to the borrower is missing. Exception remains. Reviewer Comment (2024-10-18): Received corrected and recorded mortgage and executed PUD rider. Pending receipt of evidence of delivery to the borrower and LOE to borrower.			10/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	820855	xxxxxx	31918955	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-10-24): Client elects to waive. CDAIR received dated xxxxxx: No Damage			02/04/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	820857	xxxxxx	31904667	xxxxxx	10/17/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. . Sec ID: 128	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-10-30): CDA received Reviewer Comment (2024-10-24): CDA was ordered	10/30/2024			1	D	A	A	A	D	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
xxxxxx	820857	xxxxxx	31904761	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.74861% or Final Disclosure APR of 10.76400% is equal to or greater than the threshold of APOR 6.32% + 3.5%, or 9.82000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-11-05): Delivery provided	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
xxxxxx	820857	xxxxxx	31904762	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-05): Delivery provided	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
xxxxxx	820857	xxxxxx	31904765	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Final CD does not disclose any esitmated taxes and insurance	Reviewer Comment (2024-11-26): SitusAMC received Letter of explanation and Corrected Closing disclosure.

Reviewer Comment (2024-11-12): SitusAMC received rebuttal but, while the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4). Corrected PCCD showing correct escrow amount, LOE, and proof of mailing required to cure.

Reviewer Comment (2024-11-06): SitusAMC received Post CD and LOX.  Property costs reflected on Post CD of 6479.40.  Loan file indicates Costs of $681.62.  These itemized costs of ($539.95/Month Tax and $xxxxxx/ Month Ins) totaling $xxxxxx  Please provide PCCD and LOE to cure or verification of updated amounts.
																11/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes
xxxxxx	820857	xxxxxx	31904769	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx does not disclose any estimated taxes. insurance or assessments		Reviewer Comment (2024-11-26): SitusAMC received Letter of explanation and Corrected Closing disclosure.		11/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes
xxxxxx	820857	xxxxxx	31904770	xxxxxx	10/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx does not disclose any estimated taxes. insurance or assessments		Reviewer Comment (2024-11-26): SitusAMC received Letter of explanation and Corrected Closing disclosure.		11/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes
xxxxxx	820857	xxxxxx	31977506	xxxxxx	10/25/2024	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2024-10-30): CDA received Reviewer Comment (2024-10-29): Valuation Received - xxxxxx	10/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
xxxxxx	820906	xxxxxx	31785179	xxxxxx	10/07/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-03): Client elects to waive			10/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820906	xxxxxx	31806414	xxxxxx	10/07/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note does not reflect the Trust.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects to waive			10/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820906	xxxxxx	31806433	xxxxxx	10/07/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The guidelines require 2 year P&L statements. Only 19 months provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-15): Received CPA Letter which was already in file. Provide 2-year P&L statements. Only 19 months provided. Exception remains.			10/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820906	xxxxxx	31806496	xxxxxx	10/07/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Per the HOA questionnaire, the property is in litigation. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-21): The client elects to waive with verified compensation factors. Per the Client, litigation is not applicable to the subject unit and is not related to safety or structural issues.

Reviewer Comment (2024-10-14): It does not matter what the litigation is for or whom it is against. The RA's want to know about all HOA's in litigation. Investor will need to consider waiving with valid comp factors.

Reviewer Comment (2024-10-07): The guidelines provided have no bearing on this as this is a Rating Agency requirement. The investor will need to consider waiving with verified compensation factors.
																	10/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	820991	xxxxxx	32094613	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-13): Client elects to waive. CDAIR received dated xxxxxx: No Damage			02/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	820991	xxxxxx	32096918	xxxxxx	11/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor requested an exception approval to allow appraisal with wrong flood zone indicated.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-13): Client elects to waive with verified compensation factors			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	820991	xxxxxx	32127557	xxxxxx	11/14/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		2023: K-1 provided in file for business which does not support the income used to qualify.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-19): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-15): When a loan is approved as a bank statement program, the file should not contain business returns for the same business. The returns were also provided and do not support the income. Investor can be waive with verified compensation factors.			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	821087	xxxxxx	31739021	xxxxxx	09/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-14): Received Credit Report dated xxxxxx . Exception cleared.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821087	xxxxxx	31739032	xxxxxx	09/27/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Ownership Proof	CPA Letter is missing from the file due to which unable to verify Borrower's Ownership in Business.		Reviewer Comment (2024-11-07): Articles provided reflecting only owner. SOS also verifies this. Reviewer Comment (2024-10-30): Received Business Entity document which was already in file. Provide CPA letter to verify Borrower's Ownership in Business. Exception remains. Reviewer Comment (2024-10-15): Received Business Entity Listing and Article of Incorporation which was already in file. Provide CPA Letter is missing from the file due to which unable to verify Borrower's Ownership in Business. Exception remains.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821087	xxxxxx	31739102	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $709,143.61 is over disclosed by $225.00 compared to the calculated Amount Financed of $708,918.61 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Amount Financed was disclosed as $709,143.61 but the calculated Amount Financed is $708,918.61. Variance of $225.00.	Reviewer Comment (2024-11-25): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD.

Reviewer Comment (2024-11-06): The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge.
An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. If the AMC is utilized consistently for all Verus loans, the attestation should also indicate this so that the fee can be captured accordingly.
																11/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	821087	xxxxxx	31739103	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $976,478.01 is under disclosed by $225.00 compared to the calculated Finance Charge of $976,703.01 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge was disclosed as $976,478.01 but the calculated Finance charge is $976,703.01. Variance of -$225.00.	Reviewer Comment (2024-11-25): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD.

Reviewer Comment (2024-11-22): SitusAMC received Corrected CD, LOE to borrower & copy of cure refund for total underdisclosure.  We are missing proof of mailing of this cure package to finalize cure. Please note that only 4 days remain within the 60 day discovery window to finalize cure.

Reviewer Comment (2024-11-06): The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge.
An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. If the AMC is utilized consistently for all Verus loans, the attestation should also indicate this so that the fee can be captured accordingly.
																11/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	821087	xxxxxx	31919162	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-10-24): Client elects to waive. PDI received dated xxxxxx: No Damage			10/24/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821170	xxxxxx	32076807	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Date of the report provided is xxxxxx . Loan closed on xxxxxx .		Reviewer Comment (2024-11-25): Received Credit Report - Gap. Exception cleared. Reviewer Comment (2024-11-21): Received Credit Gap report does not belong to borrower or co borrower. Provide Gap Report for both borrowers. Exception remains.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32076854	xxxxxx	11/13/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-12): Client elects to waive			11/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32076860	xxxxxx	11/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Capital Contribution. Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	Zero Percent Fee Tolerance exceeded for Capital Contribution. Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Appears fee should have been disclosed in Section H vs. Section C.		Reviewer Comment (2024-12-09): SitusMC received corrected PCCD and LOE moving the non-lender required fee from section C to H. Reviewer Comment (2024-12-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	821170	xxxxxx	32076862	xxxxxx	11/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowner's Dues. Fee Amount of $655.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77121)	Zero Percent Fee Tolerance exceeded for Homeowner's Dues. Fee Amount of $655.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Appears fee should have been disclosed in Section H vs. Section C.		Reviewer Comment (2024-12-09): SitusMC received corrected PCCD and LOE moving the non-lender required fee from section C to H. Reviewer Comment (2024-12-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	821170	xxxxxx	32076863	xxxxxx	11/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77136)	Zero Percent Fee Tolerance exceeded for Closing Coordination/Processing Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Appears fee should have been disclosed in Section H vs. Section C.		Reviewer Comment (2024-12-09): SitusMC received corrected PCCD and LOE moving the non-lender required fee from section C to H. Reviewer Comment (2024-12-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	821170	xxxxxx	32086924	xxxxxx	11/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address on insurance shows North in city and Note does not.		Reviewer Comment (2024-12-19): A corrected Note with North included in the address was provided. Reviewer Comment (2024-12-18): 1 page of the Note is not sufficient. All pages of the corrected and executed Note are required + any addendums, corrected DOT + Riders, along with corrected Flood Cert, corrected 1003, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Will also need lender attestation on error due to all initial disclosures are incorrect and cannot be corrected.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32086928	xxxxxx	11/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Address on appraisal shows North in city and Note does not.		Reviewer Comment (2024-12-19): A corrected Note with North included in the address was provided. Reviewer Comment (2024-12-18): 1 page of the Note is not sufficient. All pages of the corrected and executed Note are required + any addendums, corrected DOT + Riders, along with corrected Flood Cert, corrected 1003, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Will also need lender attestation on error due to all initial disclosures are incorrect and cannot be corrected.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32086929	xxxxxx	11/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Address on CDA shows North in city and Note does not.		Reviewer Comment (2024-12-19): A corrected Note with North included in the address was provided. Reviewer Comment (2024-12-18): 1 page of the Note is not sufficient. All pages of the corrected and executed Note are required + any addendums, corrected DOT + Riders, along with corrected Flood Cert, corrected 1003, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Will also need lender attestation on error due to all initial disclosures are incorrect and cannot be corrected.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32090066	xxxxxx	11/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Address on Title reflects North in city and Note does not.		Reviewer Comment (2024-12-19): A corrected Note with North included in the address was provided. Reviewer Comment (2024-12-18): 1 page of the Note is not sufficient. All pages of the corrected and executed Note are required + any addendums, corrected DOT + Riders, along with corrected Flood Cert, corrected 1003, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Will also need lender attestation on error due to all initial disclosures are incorrect and cannot be corrected.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32451871	xxxxxx	12/19/2024	Credit	System	General	System	Security Instrument address does not match Note address.		The Mortgage subject address does not contain North to match the updated Note. Please provide the corrected Mortgage, and LOE to the borrower with evidence of delivery and a letter of intent to re-record the mortgage.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors			12/19/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32451878	xxxxxx	12/19/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Cert address does not match the corrected Note address.		Reviewer Comment (2024-12-23): Updated flood cert provided	12/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32451898	xxxxxx	12/19/2024	Credit	System	General	System	1003 Subject Address does not match Note address.	The application's address does not match the corrected Note address.	Reviewer Comment (2024-12-27): Received corrected 1003. Exception cleared.

Reviewer Comment (2024-12-24): Received corrected 1003 reflecting the address that match the corrected note address. However Declaration Section 5D Have you or will you be applying for a mortgage loan on another property ( not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application is marked as Yes. Please provide the supporting mortgage document, or if incorrectly marked as Yes, then provide corrected 1003 with correct declaration section for both borrowers. Exception remains.
															12/27/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821170	xxxxxx	32451931	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing LOE to the borrower with evidence of delivery explaining the Note correction.		Reviewer Comment (2024-12-30): An email to the borrowers regarding the Note corrections has been provided.	12/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821177	xxxxxx	31797684	xxxxxx	10/03/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	1) Per guidelines, SE borrower's require the tax returns to be signed and dated. Please note, tax transcripts do not clear this condition.2) Per guidelines, when the most recent tax return is > 90 days from closing, the YTD P&L and 2 months personal/business bank statements with income deposits is required. YTD P&L was only provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-31): Signed and dated tax returns were provided. However still need item #2 of the original condition.			11/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	821177	xxxxxx	31798683	xxxxxx	10/03/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Provide the payoff statements for the debts paid through closing as a lesser amount was paid than reflected on the Final CD.		Reviewer Comment (2024-11-06): Received soft pull dated xxxxxx, dated prior to closing, with debts paid through closing which matches balances. Reviewer Comment (2024-11-04): Received credit report reflects amount which is not matching with the debts paid through closing. Provide payoff of statements for the debts. Exception remains. Reviewer Comment (2024-10-22): The soft pull is dated post-close. The debts dated at or prior to closing were the balances that needed to be paid off.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31896346	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31896347	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31896352	xxxxxx	10/15/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2024-11-08): Signed and dated disclosure provided Reviewer Comment (2024-11-07): The same document was provided that was in file at time of review. Please review the original condition. Acknowledgment of the Fair Market Value not properly executed by the Lender.	11/08/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	D	B	D	B	A	A	Non QM	Non QM	Yes
xxxxxx	821279	xxxxxx	31896358	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-11-07): PDI received dated xxxxxx: No Damage	11/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31896362	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-10-22): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31899636	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Modification Agreement for xxxxxx. Must meet guideline requirements.		Reviewer Comment (2024-12-02): Document provided is xxxxxx partial claims with mod info dated in 2016. Reviewer Comment (2024-12-02): The document provided is a subordination agreement for a HUD lien and not a modification for the lien in question with xxxxxx.	12/02/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31909618	xxxxxx	10/15/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-07): Client elects to waive with verified compensation factors			11/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No
xxxxxx	821279	xxxxxx	31909810	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $186.00 exceeds tolerance of $111.00 plus 10% or $122.10. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided	Reviewer Comment (2024-12-04): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-12-02): SitusAMC received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check.

Reviewer Comment (2024-11-26): SitusAMC: Lender states the baseline should be $150 vs SitusAMC calculated amount of $111 due to please see doc ID xxxxxx initial LE recording fee disclosed in the amount of $111 and further increase of $150 on revised LE dated xxxxxx and provided COC does not give sufficient information on why the fee was increased. Fee cannot re-baseline without valid COC. Hence, the exceed of $63.90 (ILE $111 + 10% ($11.10) = $122.10 - $186 FCD) and Cure provided closing $21 and additional cure of $92.90 received on PCCD dated xxxxxx which is sufficient to cure for this exception, however, we also required copy of refund check of $92.90 to complete remediation.

Reviewer Comment (2024-11-15): SitusAMC received PCCD, LOE and proof of mailing. Missing copy of refund check. Please provide copy of refund check.

Reviewer Comment (2024-11-13): SitusAMC received rebuttal, however recording fee increased from $111 to $186. Cure required is $63.90 and cure provided is $21. Additional cure of $42.90 is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-11-11): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on what impacts and why the recording fee was increased on xxxxxx xxxxxx  and xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-10-24): SitusAMC: The Final CD and Closing Statement that was provided in the trailing images was also provided in the original loan package. But the Recording fee increase of $150 from $111 on CD dated xxxxxx and 156 from $150 on CD dated xxxxxx and further increase of $186 from $156 on Final CD. There seems to no valid COC in the file for the fee was increased. Provide valid COC for the fee was increased or Cure is required to borrower.

Reviewer Comment (2024-10-23): SitusAMC did not received PCCD in trailing docs for review. ALTA final SS in file shows the recording fee was charged at closing in $186 which is more than 10% of initially disclosed. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																12/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	D	B	A	A	Non QM	Non QM	Yes
xxxxxx	821302	xxxxxx	32618008	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-23): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	821302	xxxxxx	32630345	xxxxxx	01/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal indicates Tenant occupied		Reviewer Comment (2025-01-21): Per client, accepting LOE from borrower that property became vacant after appraisal was completed. Meets LTV requirements for vacant property. Reviewer Comment (2025-01-21): The LOE is not acceptable as the appraisal reflects tenant occupied. If property is vacant, the appraisal will need to be updated to vacant.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	821319	xxxxxx	31889751	xxxxxx	10/16/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA is missing the unit number.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-10-22): The client elects to waive.			10/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	821319	xxxxxx	31918684	xxxxxx	10/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to consummation date.		Reviewer Comment (2024-10-22): The Final Settlement Statement was provided. Reviewer Comment (2024-10-21): A PC-CD is a lender generated document. Provide the final signed stamped settlement statement to verify disbursement date.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	821341	xxxxxx	31896091	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-21): Client elects to waive. 442 received dated xxxxxx: No Damage			11/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821341	xxxxxx	31896120	xxxxxx	10/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file: Borrower has been SE with the same company for < 2 years. Opened 5/2023.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-15): Client elects to waive with verified compensation factors			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821362	xxxxxx	32143632	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-11-26): Articles of Organization/Formation were provided	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32143641	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The date of inspection is not completed on the 442 for disaster inspection.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-26): The 442 Form has an inspection date of xxxxxx no damages were found.			11/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32143670	xxxxxx	11/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects a unit number vs. xxxxxx per the Note.		Reviewer Comment (2024-12-17): Updated CDA provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32147725	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Missing page 5 of the Guaranty Agreement		Reviewer Comment (2024-11-26): All pages of the Guaranty Agreement were provided.	11/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32153462	xxxxxx	11/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The primary residence does not reflect Own on page 1 of the 1003. Provide all pages of the corrected 1003.		Reviewer Comment (2024-11-26): All pages of the 1003 were provided.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32153463	xxxxxx	11/19/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		For properties owned greater than 6 months but less than 12-months: LTV/CLTV is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. Documented improvements not provided. Borrower purchased as land for xxxxxx on xxxxxx .	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-05): Land is not the property. The property was completed on xxxxxx. The borrower has not owned the property for 6 months.			12/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32153464	xxxxxx	11/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-26): The original appraisal was provided.	11/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32153465	xxxxxx	11/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title was vested in xxxxxx prior to being transferred at closing. Provide evidence of ownership in this LLC.		Reviewer Comment (2024-11-26): Evidence of ownership was provided.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32153468	xxxxxx	11/19/2024	Credit	Document Inventory	General	Document Inventory	Final Inspection / 442 does not reflect all required repairs or property completion requirements.		The date of inspection is not completed on the 442 for xxxxxx or disaster inspection.		Reviewer Comment (2024-11-26): The 442 has an inspection date of xxxxxx on the Supplemental Addendum. Reviewer Comment (2024-11-26): The same 442 was provided without a date of inspection listed on the report.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821362	xxxxxx	32431852	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrowing LLC.		Reviewer Comment (2025-01-13): Received Quit-Claim deed transferring property to borrowing entity. Exception cleared. Reviewer Comment (2025-01-09): Received Quit-Claim however the sign page is missing. Provided re-recorded all pages of deed transferring the property to the borrowing LLC. Exception remains. Reviewer Comment (2024-12-23): Received same deed documents which was already in file. Provide deed transferring the property to the borrowing LLC (xxxxxx). Exception remains.	01/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	821410	xxxxxx	32311299	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose the Escrow Waiver Fee. (Final xxxxxx)	Page 4 did not disclosure the waiver fee.		Reviewer Comment (2024-12-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-18): SitusAMC Final CD dated xxxxxx reflects Escrow waiver fee $ 625 in section A and fee is missing under will not have escrow section on page 04. In order to cure this exception, require Corrected PCCD and LOE showing escrow waiver fee under will not have escrow account section on page 04.		12/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	821410	xxxxxx	32314173	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow alternate to 6 month cancelled checks to omit business debt from DTI	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-09): Client elects to waive with verified compensation factors			12/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	821485	xxxxxx	31872464	xxxxxx	10/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-16): Received Approval. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	821485	xxxxxx	31872479	xxxxxx	10/14/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Provide the VVOE dated within 10 days prior to the Note date.		Reviewer Comment (2024-10-24): Received VVOE dated within 10 days prior to the Note date. Exception cleared.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	821485	xxxxxx	31872514	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $71,258.65 is over disclosed by $227.50 compared to the calculated Amount Financed of $71,031.15 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $71,258.65; calculated amount financed is $71,031.15. Variance is $227.50. It appears the appraisal management fee was not included.		Reviewer Comment (2024-11-12): SitusAMC received lender attestation on services provided on AMC fee and primarily services are 4c7.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	821485	xxxxxx	31872515	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $75,885.50 is under disclosed by $227.50 compared to the calculated Finance Charge of $76,113.00 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $75,885.50; calculated finance charge is $76,113.00. Variance is $227.50. It appears the appraisal management fee was not included.		Reviewer Comment (2024-11-12): SitusAMC received lender attestation on services provided on AMC fee and primarily services are 4c7.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	821485	xxxxxx	31872516	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,000.00 exceeds tolerance of $2,200.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee increased from $2,200.00 on the initial Loan Estimate to $3,000.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-11-01): SitusAMC received valid COC documents.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	821485	xxxxxx	31872521	xxxxxx	10/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		As per the Title report, the 1st Lien Deed of Trust was dated xxxxxx and the Note provided in the file is dated xxxxxx which is currently inactive. Therefore, provide the current Senior Lien - Note dated xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-16): The only senior lien Note we have in file is dated xxxxxx from xxxxxx for $195,000, which based on the credit report you screen shotted below, was paid off on xxxxxx (Serviced by xxxxxx). We need the original senior lien Note from xxxxxx for $207,800 from xxxxxx if that is the current senior lien which you say was transferred to xxxxxx and now with xxxxxx. Once we receive that, we can clear the condition.			10/21/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	821485	xxxxxx	31879264	xxxxxx	10/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, if qualifying with variable income, a completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-18): Client elects to waive with verified compensation factors			10/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	821489	xxxxxx	32088198	xxxxxx	11/14/2024	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 12.13594% or Final Disclosure APR of 12.33600% is equal to or greater than the threshold of APOR 5.88% + 3.5%, or 9.38000% Compliant Higher Priced Loan.			Reviewer Comment (2024-11-13): Client elects to waive			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	821489	xxxxxx	32088271	xxxxxx	11/14/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 679 is less than Guideline representative FICO score of 680.	Investor exception in file, score dipped to 679 from 681 when credit was repulled due to credit expiration.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-15): Client elects to waive with verified compensation factors			11/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	821489	xxxxxx	32093697	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Valid COC not provioded for the Appraisal desk review fee.		Reviewer Comment (2024-12-02): SitusAMC received valid COC and LOE. Reviewer Comment (2024-11-22): SitusAMC received COC dated xxxxxx . but it does not give sufficient information on requirements of CDA review. Please provide additional information with supporting documentation of the reason for the CDA review and what information was received that required the addition of Review fee and when was that information received. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	821489	xxxxxx	32127272	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE is not dated within 10 days prior to closing.		Reviewer Comment (2024-12-03): Received VVOE dated within 10 days prior to closing. Exception cleared. Reviewer Comment (2024-11-29): No new document was received. Please provide the document as requested on the original condition. Exception remains. Reviewer Comment (2024-11-26): No new document was received. Please provide the document as requested on the original condition. Exception remains. Reviewer Comment (2024-11-22): Request document was not received. Received change circumstance notification. Provide the document requested on the original condition. Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	821942	xxxxxx	31722186	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	821942	xxxxxx	31722187	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	821942	xxxxxx	31722202	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	YTD P&L and 2 months bank statements in file. Once all income documents are received, this can be escalated for downgrade.		Reviewer Comment (2024-10-29): YTD P&L and 2 months bank statements in file. Reviewer Comment (2024-10-28): Per the guidelines, SE verification can be verified with 2 months business/personal bank statements and YTD P&L. Both were provided in file. All income docs are in the file. Reviewer Comment (2024-10-21): The guidelines require a YTD paystub when the borrower W2's himself for SE borrowers.	10/29/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	821942	xxxxxx	31722208	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $381.00 exceeds tolerance of $329.00 plus 10% or $361.90. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $329.00 on the initial Loan Estimate to $381.00 on the final Closing Disclosure without a valid change of circumstance. Tolerance violation of $19.10.		Reviewer Comment (2024-10-29): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2024-10-23): SitusAMC no document received in trailing doc for review. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		10/29/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	821942	xxxxxx	31747293	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines, personal and business returns must be signed and dated by the borrower.		Reviewer Comment (2024-10-28): Signed tax returns were provided. Reviewer Comment (2024-10-22): Received the signed page for the 11020S. Pending receipt of the signed page for the personal returns.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	821942	xxxxxx	31747357	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 (2023)	YTD paystubs provided, however W2 was not provided. W2 income was used to qualify.		Reviewer Comment (2024-10-28): The 2023 W2 was provided Reviewer Comment (2024-10-21): The guidelines require a YTD paystub when the borrower W2's himself for SE borrowers.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	821948	xxxxxx	31889015	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-18): Approval provided	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821948	xxxxxx	31889020	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-06): A report of sale for a foreclosed property is a document that includes a copy of all receipts and a certificate of sale, and is filed with the court after a foreclosure sale. This is not a purchase contract. Investor will need to consider waiving.

Reviewer Comment (2024-11-04): Buying a property on a foreclosure will have a purchase contract, just not a traditional purchase contract. If there is no purchase contract, then the investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-10-21): Received Consent Motion for Substitution of Purchaser, Consent Order to Substitute Purchaser, Order of Ratification of Sale and Referral to Auditor. These are the amendments to the purchase agreement. Please provide Purchase agreement. Exception remains.
																	12/19/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821948	xxxxxx	31889361	xxxxxx	10/15/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821948	xxxxxx	31889363	xxxxxx	10/15/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 7.73950% or Final Disclosure APR of 7.84800% is equal to or greater than the threshold of APOR 6.04% + 1.5%, or 7.54000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821948	xxxxxx	31889364	xxxxxx	10/15/2024	Compliance	Compliance	State Compliance	State Defect	Maryland Ability to Repay Not Verified	Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.	Missing the lender approval or form 1008.		Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	821953	xxxxxx	31954998	xxxxxx	10/24/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $130.90 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender credit of $31.20 is reflecting on the Final CD.		Reviewer Comment (2024-10-22): Sufficient Cure Provided At Closing		10/22/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	821953	xxxxxx	31971955	xxxxxx	10/24/2024	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.		Per the guidelines, business used for income must be open and active for 2 years. Per the Articles of Org, the business started xxxxxx which is 1.91 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821953	xxxxxx	31971984	xxxxxx	10/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter also provides a 20% expense factor, but does not list the business by name which is a guideline requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-21): The same CPA letter was provided with the date updated and name added. The date of the letter is post close, therefore not acceptable. Reviewer Comment (2024-11-21): Received same CPA letter which was already in file. Exception remains.			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821953	xxxxxx	31972011	xxxxxx	10/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU provided 1.4, xxxxxx CU 4.5. Due to discrepancy, a secondary valuation will be required.		Reviewer Comment (2024-11-29): Received CDA. Exception cleared.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821953	xxxxxx	31972058	xxxxxx	10/24/2024	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	xxxxxx xxxxxx cation, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Document provided is signed at closing.		Reviewer Comment (2024-11-29): SC disclosure signed at application was provided. Reviewer Comment (2024-11-25): The disclosure must be issued at time of application vs. within 3 business days of application. Reviewer Comment (2024-11-20): The disclosure is signed and dated xxxxxx. The disclosure must be provided to the borrower at application which is xxxxxx.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31936938	xxxxxx	10/22/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	A verbal VOE dated no more than 10 calendar days prior to Note date not provided in the file.		Reviewer Comment (2024-11-04): Received VOE. Exception cleared.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31936961	xxxxxx	10/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants		Reviewer Comment (2024-11-04): Received Fraud Report include all participants. Exception cleared.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31937156	xxxxxx	10/22/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Lender on Appraisal differs from the Note. No Appraisal Transfer Letter in file.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31937464	xxxxxx	10/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-08): Received Credit Report - Gap. Exception cleared.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31953706	xxxxxx	10/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan exceeds single entity ownership max of 20%. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-22): Client elects to waive with verified compensation factors			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31953714	xxxxxx	10/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan exceeds investor concentration of > 60% and OO < 40%. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-22): Client elects to waive with verified compensation factors			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31953740	xxxxxx	10/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The VOR provided reflects the lease on the current primary expires xxxxxx . There is no evidence of early buyout or termination. Debt was not included in the ratios.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-12-12): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-05): The lease renewal dated xxxxxx is not signed by the landlord and still reflects both individuals names as obligated to the lease and renewed through xxxxxx. A bank statement dated xxxxxx xxxxxx does not reflect any account holder and has 2 months payments made to the landlord. In order to exclude debt, 12 months payments by a third party must be provided. Further, the LOE from the additional tenant reflects as of xxxxxx they are just assuming the payments on the lease. Insufficient documentation to exclude debt. The investor will need to consider waiving with valid comp factors.

Reviewer Comment (2024-11-07): Condition cannot be cleared. The lease amount was not added to the DTI. The VOR provided reflects the lease on the current primary expires xxxxxx . There is no evidence of early buyout or termination.
																	12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	821956	xxxxxx	31953837	xxxxxx	10/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The WVOE reflects commissions income of $24,000 through xxxxxx and $23,353 for 2023. No income received for 2022. The WVOE reflects bonuses average $24,000/year. It is unclear if this income on the WVOE should be bonuses. If not, commission income was used to qualify and < 2 years provided.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-11-22): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-07): Condition cannot be cleared. Loan was not reviewed to xxxxxx guidelines but investor guidelines. This is a guideline requirement.			11/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822056	xxxxxx	31825466	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE for CB is not dated within 10 days prior to closing. TWN provided is dated post-close.		Reviewer Comment (2024-10-16): VVOE's provided	10/16/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	822056	xxxxxx	31825467	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx, Inc/Wages)	VVOE for CB is not dated within 10 days prior to closing. TWN provided is dated post-close.		Reviewer Comment (2024-10-16): VVOE's provided	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822056	xxxxxx	31825468	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	VVOE for CB is not dated within 10 days prior to closing. TWN provided is dated post-close.		Reviewer Comment (2024-10-16): VVOE's provided	10/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822056	xxxxxx	31825469	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-09): Client elects to waive			10/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822056	xxxxxx	31863119	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided	The title policy reflects multiple judgments filed for child support which the title supplements verify will be eliminated from the final title policy. Provide evidence the borrowers are not obligated to current monthly child support payments.	Reviewer Comment (2024-11-06): Title supplement provided reflecting does not affect the third party in question and removes all judgments.

Reviewer Comment (2024-10-24): The same document was provided again. Please review the original condition and previous comments from xxxxxx . The title supplement does not indicate the judgments/liens were removed due to not belonging to the borrower. It only indicates they are being eliminated from the title policy. If they did not belong to the borrower, confirmation from the title company regarding this will be required. If they did belong to the borrower and are now just satisfied, we will need evidence the borrower is no longer obligated to paying child support.

Reviewer Comment (2024-10-18): No new documents received. Provide evidence the borrowers are not obligated to current monthly child support payments. Exception remains.

Reviewer Comment (2024-10-15): The same document was provided that was in file at time of review. Please review the original condition. The title policy reflects multiple judgments filed for child support which the title supplements verify will be eliminated from the final title policy. Provide evidence the borrowers are not obligated to current monthly child support payments via divorce decree/child support order.
															11/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822088	xxxxxx	32142878	xxxxxx	11/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-27): Received UDM dated xxxxxx . Exception cleared.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822088	xxxxxx	32143341	xxxxxx	11/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow a private party VOM with no payments verified.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-18): Client elects to waive with verified compensation factors			11/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822088	xxxxxx	32147020	xxxxxx	11/19/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification	1) Provide the HOI 2) The LOE states there are no HOA dues, however a lookup on xxxxxx reflects HOA dues of $6,000/month. Provide the HOA documentation. There is a processor cert that says the borrower has now ownership in the property, however the mortgage statement, fraud report and credit report all reflect the property is in the borrower's name. A deed was provided, however it is deeding the property to a Trust in which the borrower is Trustee of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-02): The borrower is obligated to the lien, therefore it must be included in the ratios. Mortgage statements reflects his name as well as there is a processor cert that states he is obligated to the lien as well. The deed shows in June of 2005, he transferred the property to a trust in which he is trustee of. If the Trust is making the payments, 12 months evidence of this will need to be provided to exclude the liability and not require any documents.			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822169	xxxxxx	31923754	xxxxxx	10/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-11-21): Received Guarantor Agreement. Exception cleared.	11/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822169	xxxxxx	31946067	xxxxxx	10/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Entity documents not provided for xxxxxx: Cert of Good Standing and Operating Agreement. Entity documents not provided for xxxxxx: Cert of Good Standing, EIN, Operating Agreement		Reviewer Comment (2025-01-17): Evidence the LLC was in Good Standing was provided. Reviewer Comment (2025-01-02): Received EIN document for xxxxxx. Provide Corporate resolution for xxxxxx. Exception remains. Reviewer Comment (2024-12-13): Received operating agreement for xxxxxx and xxxxxx. However the file is still missing EIN for xxxxxx and Corporate resolution for xxxxxx. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822169	xxxxxx	31946631	xxxxxx	10/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Spousal consent required when a loan closed in a Business Entity in a community property state.		Reviewer Comment (2025-01-17): A Spousal Consent Form was provided. Reviewer Comment (2025-01-15): The spousal consent is not completed correctly. The Seller is the seller of the property and not the lender, the date of the guarantor agreement is not completed and the spousal consent is dated 4 months post close. Reviewer Comment (2025-01-14): Cleared in error. The spousal consent is not completed correctly. The Seller is the seller of the property and not the lender, the date of the guarantor agreement is not completed and the spousal consent is dated 4 months post close.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822169	xxxxxx	31946637	xxxxxx	10/21/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		RSU income: Income has been consistently received for the prior two (2) years and is verified it will continue for three (3) years. 3 years continuance not provided.		Reviewer Comment (2024-12-15): 3 years continuance provided Reviewer Comment (2024-12-10): Received Global Restricted Stock Unit Grant Notice, does not reflect the 3 years continuation. Provide the document from the employer to verify the RSU income will continue for three (3) years. Exception remains.	12/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822245	xxxxxx	31815208	xxxxxx	10/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other, Tax Verification	1) A second lien was taken out on the primary residence on xxxxxx . Provide the Final CD from the transaction. 2) The statement reflects escrows that do not cover the full taxes and insurance on the primary residence. Provide evidence of the actual taxes and insurance.		Reviewer Comment (2024-10-15): Received Final CD. Exception cleared. Reviewer Comment (2024-10-14): Received HOI Policy for the primary residence. Pending receipt of clear copy of Final CD for the second lien was taken out on the primary residence on xxxxxx . Exception remains. Reviewer Comment (2024-10-11): Received CD and Hazard Insurance document are not visible, please provide the clear document. Exception remains.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	822245	xxxxxx	31815308	xxxxxx	10/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2024-10-14): Received OFAC search for the settlement agent. Exception cleared. Reviewer Comment (2024-10-11): Received Fraud Report, however the Fraud and OFAC search for the settlement agent was not run on the full name. Kindly provide fraud and OFAC search on the settlement agent run with the full name, i.e xxxxxx. Also please note that there are red flags on the updated Fraud report which was not addressed. Exception remains.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	822245	xxxxxx	31815444	xxxxxx	10/09/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 64.66214% exceeds Guideline combined loan to value percentage of 60.00000%.	Investor Exception in file for LTV of 65% Exceeding guideline requirement of maximum 60%.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-08): Client elects to waive with verified compensation factors			10/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	822245	xxxxxx	31852812	xxxxxx	10/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the name change documentation from xxxxxx. Per guidelines, the business used for income must be in existence for 2 years. Per the LOE and CPA from the borrower, the companies are one in the same with just a restructuring and name change.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-10): Client elects to waive with verified compensation factors			10/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	822250	xxxxxx	31864125	xxxxxx	10/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	Borrower: xxxxxx , Borrower: xxxxxx	Per the 1003, dec page 5D, the borrower marked yes to they will be applying for a mortgage loan on another property. Provide evidence of the PITIA for this property along with the updated 1003/1008.	Reviewer Comment (2025-01-06): Received corrected 1003 for both borrowers. Exception cleared.

Reviewer Comment (2024-12-19): Received LOX from borrower, stating the question was updated in error. Therefore provide corrected 1003 for both borrowers. Please note that received 1003 for xxxxxx appears to be an altered document Section 5D declaration is altered. Also 1003 for xxxxxx reflects the question as Yes. Exception remains.

Reviewer Comment (2024-12-11): Received Tax Certificate, HOI Policy, CDA, Redfin document, that was already provided in file. However the requested document was not provided. Kindly provide the document as requested on the original condition. Exception remains.
															01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822250	xxxxxx	31864632	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822250	xxxxxx	31864634	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $294.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $294.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2024-10-09): Sufficient Cure Provided At Closing		10/09/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	822250	xxxxxx	31889583	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, OR Other Other	Provide evidence the properties are free and clear. The Fraud Report reflects a lien for $380,000 on xxxxxx and a lien for $124,000 on xxxxxx that does not appear on the credit report.		Reviewer Comment (2024-12-19): Received property history report for both properties reflecting property free and clear. Exception cleared. Reviewer Comment (2024-12-11): Received Tax Certificate, HOI Policy, CDA, Redfin document. However the requested document was not provided. Kindly provide the document as requested on the original condition. Exception remains.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822262	xxxxxx	31817508	xxxxxx	10/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants.		Reviewer Comment (2024-11-05): Received Fraud report which include all participants.Exception cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822262	xxxxxx	31818353	xxxxxx	10/09/2024	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2024-10-08): Client elects to waive			10/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822262	xxxxxx	31818904	xxxxxx	10/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Checked box "will not have escrow account balance" and did not choose a reason.		Reviewer Comment (2024-11-07): SitusAMC received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (2024-11-05): SitusAMC received Corrected PCCD. Missing LOE to borrower.		11/07/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822262	xxxxxx	31854604	xxxxxx	10/09/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Two (2) County tax liens to xxxxxx $44,998.50 and $18,435.92. Based on the borrowers LOE in file, these were expected to be paid thru closing. Final CD does not capture the payoffs. Please provide evidence these tax liens have been paid/satisfied in full.		Reviewer Comment (2024-11-08): Final stamped SS provided Reviewer Comment (2024-11-07): Received corrected PC-CD with all payoffs, however please review previous comments. Pending receipt of the final closing statement stamped certified. Reviewer Comment (2024-11-04): Closing Statement provided with payoffs along with payoff demand. The PC-CD does not reflect these payoffs still as well as the final closing statement is not stamped certified.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822262	xxxxxx	31858092	xxxxxx	10/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-05): Received Credit Gap Report. Exception cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31922955	xxxxxx	10/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2024-10-28): Received Fraud and OFAC search run for Settlement Agent, xxxxxx. Exception cleared.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923359	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-10-21): Client elects to waive			10/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923360	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.41174% or Final Disclosure APR of 8.47200% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal delivery is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2024-12-02): Delivery and email to and from borrower received

Reviewer Comment (2024-11-27): The return email from the borrower was not found only the outgoing email was uploaded again.

Reviewer Comment (2024-11-26): Please provide the return email from the borrower showing she signed the Acknowledgement.

Reviewer Comment (2024-11-22): The signature on the document does not match the signature on the Note. Provide the docusign if this was e-signed.

Reviewer Comment (2024-11-17): The acknowledgment is not acceptable as it does not state which transpired, waiver or receipt.

Reviewer Comment (2024-10-31): The same document was provided that was in file at time of review. Please review the original condition. Appraisal delivery is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.
															12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923361	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal delivery is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2024-12-02): Delivery and email to and from borrower received

Reviewer Comment (2024-11-27): The return email from the borrower was not found only the outgoing email was uploaded again.

Reviewer Comment (2024-11-26): Please provide the return email from the borrower showing she signed the Acknowledgement.

Reviewer Comment (2024-11-22): The signature on the document does not match the signature on the Note. Provide the docusign if this was e-signed.

Reviewer Comment (2024-11-17): The acknowledgment is not acceptable as it does not state which transpired, waiver or receipt.

Reviewer Comment (2024-10-31): The same document was provided that was in file at time of review. Please review the original condition. Appraisal delivery is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.
															12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923364	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-10-28): SitusAMC received disclosure tracking suffice.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923365	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2024-11-18): SitusAMC received LOA.

Reviewer Comment (2024-11-18): Attestation not located in loan file.

Reviewer Comment (2024-11-01): SitusAMC received rebuttal comment. If the CD was not provided to the borrower, please provide specific Attestation letter with comments indicating the documents ID was never provided to the borrower and SitusAMC will review for re-testing.

Reviewer Comment (2024-10-28): The issue relates to the CD issued xxxxxx, Doc ID xxxxxx, which reflects blanks on Loan Calculations on page 5.  This disclosure was not signed by borrower.  The subsequent xxxxxx final CD then increased the APR to 8.472% and increased over 3 business days which timing was not allowed to borrower. If a disclosure was not issued to borrower, SitusAMC requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  SitusAMC can then retest if no information in file reflects a disclosure was provided to borrower.
															11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822266	xxxxxx	31923376	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $208,095.45 is over disclosed by $294.50 compared to the calculated Amount Financed of $207,800.95 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $366,439.86; calculated amount financed is $366,734.36. Variance is $294.50. It appears the lender did not include the appraisal management fee.		Reviewer Comment (2024-11-05): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD. Reviewer Comment (2024-11-05): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.		11/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
xxxxxx	822266	xxxxxx	31923377	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $366,439.86 is under disclosed by $294.50 compared to the calculated Finance Charge of $366,734.36 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $366,439.86; calculated finance charge is $366,734.36. Variance is $294.50. It appears the lender did not include the appraisal management fee.		Reviewer Comment (2024-11-05): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.		11/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
xxxxxx	822266	xxxxxx	31923447	xxxxxx	10/21/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	2 appraisals were required due to flip transaction. Appraisal completed on xxxxxx was subject to. Provide the 442.		Reviewer Comment (2024-11-17): 442 provided	11/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
xxxxxx	822278	xxxxxx	32165222	xxxxxx	11/22/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-24): FTP provided	12/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822278	xxxxxx	32165237	xxxxxx	11/22/2024	Credit	Credit	Public Records	Credit	Public Records/Collections/Charge Off does not meet guidelines.	Credit Report: Original // Public Record Type: Bankruptcy / Balance: 0.00	Investor requested exception approval to allow bankruptcy seasoning which does not meet program requirements of 24 months.	Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-20): Client elects to waive with verified compensation factors			11/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822278	xxxxxx	32165261	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,739.30 exceeds tolerance of $908.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Lender Cure of $1,831.80 is reflecting on the Final CD.		Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	822278	xxxxxx	32191288	xxxxxx	11/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Item 4b requires a General Warranty Deed from xxxxxx, and spouse(s) if any, to xxxxxx.		Reviewer Comment (2024-12-24): FTP provided Reviewer Comment (2024-12-09): Received Quit-Claim deed from xxxxxx. However the document requested is for General Warranty Deed from xxxxxx, and spouse(s) if any, to xxxxxx. Exception remains.	12/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822278	xxxxxx	32191893	xxxxxx	11/22/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		There is a lawsuit against the borrower for the subject property from the additional title holder. A payoff is reflected on the Final CD for this individual, however there is no evidence of the what was agreed to for payout and satisfaction of lawsuit.		Reviewer Comment (2024-11-25): Payoff provided	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822278	xxxxxx	32192566	xxxxxx	11/22/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: 1476.38xxxxxx			Reviewer Comment (2024-12-24): Clear FTP and affidavit of title not me provided. Reviewer Comment (2024-12-09): If the judgment is satisfied the release/satisfaction must be provided as the only thing in file is the default of judgment as well as this is a requirement of title. Provide the satisfaction of judgment or the clear final title policy. Reviewer Comment (2024-11-25): Judgment for $5,990 was provided and reflects paid with $0 balance due. Still pending evidence of satisfaction of the $1,476.38 judgment.	12/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822280	xxxxxx	31745734	xxxxxx	09/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided	Provide the currency converter for xxxxxx from XE.com or the Wall Street Journal.	Reviewer Comment (2024-10-09): Client is accepting currency conversion rate x bank statement amount vs. actual conversion.

Reviewer Comment (2024-10-09): Received Currency Convertor from XE.com, however the amount converted from xxxxxx is not visible due to overlapping of the document. Provide properly scanned currency convertor. Exception remains.

Reviewer Comment (2024-10-01): Received Currency Convertor for xxxxxx, the amount converted is for the balance reflecting on the statement ending xxxxxx . The file contains the letter from the bank which reflects the balance of $164,688,772.11 as of xxxxxx . Exception remains.
															10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	822309	xxxxxx	32055266	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification final Appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-11-05): Client elects to waive. Reviewer Comment (2024-10-25): Appraisal delivery receipt provided to borrower on xxxxxx which is not prior to 3 days of closing xxxxxx . Exception remains.			11/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822309	xxxxxx	32055268	xxxxxx	10/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.96 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 4.96 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-28): Client elects to waive with compensating factors.			10/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822309	xxxxxx	32055269	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	waterfall due to PITI Reserve month requirment not meet as per Guideline guideline required 6		Reviewer Comment (2024-10-28): Loan is NonQM.	10/28/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822309	xxxxxx	32055270	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.		Reviewer Comment (2024-10-28): Loan is NonQM.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822332	xxxxxx	31947405	xxxxxx	10/25/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-10-30): Prelim appraisal provided	10/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	822332	xxxxxx	31947409	xxxxxx	10/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-10-29): DI received dated xxxxxx. No Damage	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	822390	xxxxxx	32296999	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow a borrower self employed for less than 2 years	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	822390	xxxxxx	32317239	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $50.00 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-12-05): Sufficient Cure Provided At Closing		12/05/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	822412	xxxxxx	32246302	xxxxxx	11/29/2024	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 10.41954% or Final Disclosure APR of 10.49700% is equal to or greater than the threshold of APOR 6.59% + 3.5%, or 10.09000% Compliant Higher Priced Loan.			Reviewer Comment (2024-11-29): The client elects to waive.			11/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	822469	xxxxxx	31947846	xxxxxx	10/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-23): Client elects to waive			10/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822469	xxxxxx	31947911	xxxxxx	10/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.09636% or Final Disclosure APR of 10.15300% is equal to or greater than the threshold of APOR 6.15% + 3.5%, or 9.65000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2024-10-29): Delivery provided	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822469	xxxxxx	31947912	xxxxxx	10/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-10-29): Delivery provided	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822469	xxxxxx	31947917	xxxxxx	10/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $134.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided	Reviewer Comment (2024-11-22): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2024-11-18): SitusAMC Received Corrected PCCD dated xxxxxx showing Cure $100 in inner column section J and outer column; however, corresponding LOE not received. Provide LOE describing the changes made on PCCD dated xxxxxx

Reviewer Comment (2024-11-13): SitusAMC received PCCD dated xxxxxx , however on sec J cure is showing $75 only on inner column of sec J. Please provide corrected PCCD updating it to $100 and also page 1 and page 4 amounts are blank for estimated taxes, insurance and assessments and estimated property costs over year 1.

Reviewer Comment (2024-11-07): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing for $25. However, the PCCD also shows the $75 updated as cure under section J and $25 is under payoff section. If the $75 credit was provided for cure against credit report fee an attestation would require confirming the credit was provided for cure also, the cure of $25 should also be included with $75 to show total cure of $100.

Reviewer Comment (2024-10-30): SitusAMC upon review the Final CD is only reflecting lender credit of $75 under section J. The total of "general lender credit" in section J excludes any portion that is allocated for a tolerance cure. Therefore, kindly provide with cure of $75 along with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.
																11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822469	xxxxxx	31947920	xxxxxx	10/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided	Reviewer Comment (2024-11-18): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-11-13): SitusAMC received PCCD dated xxxxxx , however on sec J cure is showing $75 only on inner column of sec J. Please provide corrected PCCD updating it to $100 and also page 1 and page 4 amounts are blank for estimated taxes, insurance and assessments and estimated property costs over year 1.

Reviewer Comment (2024-11-07): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing for $25. However, the PCCD also shows the $75 updated as cure under section J and $25 is under payoff section. If the $75 credit was provided for cure against credit report fee an attestation would require confirming the credit was provided for cure also, the cure of $25 should also be included with $75 to show total cure of $100.

Reviewer Comment (2024-10-30): SitusAMC received LE dated xxxxxx along with COC. However, the provided COC doesn't give sufficient information as to why the Appraisal fee increased on LE dated xxxxxx for $585 or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822496	xxxxxx	32053110	xxxxxx	11/08/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-11-12): Clearance report provided	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	822496	xxxxxx	32061521	xxxxxx	11/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects xxxxxx as part of the city vs main address.		Reviewer Comment (2024-11-13): Updated CDA provided	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	822499	xxxxxx	31806814	xxxxxx	10/08/2024	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	A VVOE was not provided for xxxxxx dated within 10 days prior to the Note date.		Reviewer Comment (2024-10-22): Received VVOE is within 10 days prior to the Note Date. Exception cleared. Reviewer Comment (2024-10-10): The VOE is dated post close and not acceptable. Per guidelines VVOE must be dated within 10 calendar days prior to closing.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31813191	xxxxxx	10/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage history does not appear on the credit report for REO on xxxxxx. Provide VOM & 6 months pay history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-11-12): No new document was received. Please provide the documents as requested on the comments dated xxxxxx . Exception remains.

Reviewer Comment (2024-10-30): Received pay history for 12 months. Provide VOM for REO on xxxxxx with xxxxxx. Exception remains.

Reviewer Comment (2024-10-21): Received document which was already in file. Provide VOM & 6 months pay history. Exception remains.

Reviewer Comment (2024-10-21): Received only 4 months pay history. Provide VOM and 2 moths pay history. Exception remains.
																	11/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31814858	xxxxxx	10/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage history does not appear on the credit report for the subject property with xxxxxx. Payoff was provided. Provide VOM & 6 months pay history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-03): Client elects to waive with verified compensation factors

Reviewer Comment (2024-11-12): No new document was received. Please provide the documents as requested on the comments dated xxxxxx . Exception remains.

Reviewer Comment (2024-10-21): Received document which was already in file. Provide VOM & 6 months pay history. Exception remains.

Reviewer Comment (2024-10-11): Mortgage statement provided with pay history. A mortgage statement is not a VOM. Further, the statement only reflects the primary address, however it is written that this loan is cross collateralized with the subject and primary. Provide the VOM and copy of the original Note to verify this lien is also tied to the subject property.
																	12/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31814932	xxxxxx	10/08/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The color appraisal is missing.		Reviewer Comment (2024-10-10): Color appraisal provided	10/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31815271	xxxxxx	10/08/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, variable income is required to be verified by a xxxxxx form 1005, WVOE. TWN was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-10): A VOE does not clear this condition. Please review the original condition. Per guidelines, variable income is required to be verified by a xxxxxx form 1005, WVOE. TWN was provided in lieu of.			10/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31888726	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	Mortgage Statement received post-review notes that the subject property lien is cross collateralized with the borrower's primary residence. Considered C/O and subject to ATR/TRID due to paying off personal debt.		Reviewer Comment (2024-11-19): Exempt from TILA as business purpose loan.	11/19/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31888727	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Closing Disclosures in the Loan File	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.	Mortgage Statement received post-review notes that the subject property lien is cross collateralized with the borrower's primary residence. Considered C/O and subject to ATR/TRID due to paying off personal debt.		Reviewer Comment (2024-11-19): Exempt from TILA as business purpose loan.	11/19/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term	No Defined Cure	D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31888728	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	Mortgage Statement received post-review notes that the subject property lien is cross collateralized with the borrower's primary residence. Considered C/O and subject to ATR/TRID due to paying off personal debt.		Reviewer Comment (2024-11-19): Exempt from TILA as business purpose loan.	11/19/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term	No Defined Cure	D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31888734	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx	A VVOE was not provided for xxxxxx dated within 10 days prior to the Note date.		Reviewer Comment (2024-10-21): VVOE received dated within 10 days prior to closing	10/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	31888735	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	A VVOE was not provided for xxxxxx dated within 10 days prior to the Note date.		Reviewer Comment (2024-10-21): VVOE received dated within 10 days prior to closing	10/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822499	xxxxxx	32295682	xxxxxx	12/03/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 78.06452% exceeds Guideline loan to value percentage of 75.00000%.	Per guidelines, paying off a cross collateral loan is considered xxxxxx Max for Investment C/O is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-03): Client elects to waive with verified compensation factors			12/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	822514	xxxxxx	32065885	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-08): Borrower Cert provided. See added condition for Entity name correction on documents. Reviewer Comment (2024-12-18): Received Borrowing Certificate with correct loan amount. However borrowing entity name is incorrect. Exception remains. Reviewer Comment (2024-11-15): Received borrowing certificate, however the loan amount listed on the document is incorrect. Also, borrowing entity is incorrect. Exception remains.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	822514	xxxxxx	32065896	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-11-15): Received Guarantor Agreement. Exception cleared.	11/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	822514	xxxxxx	32065939	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-11-15): Received updated Fraud Report, fraud and OFAC run on the settlement agent. Exception cleared.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	822514	xxxxxx	32067487	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2024-11-15): Received Note Addendum - Prepayment. Exception cleared.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	822514	xxxxxx	32077087	xxxxxx	11/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT reflects a PUD rider attached to it, however the Appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2024-12-04): Tracking provided reflecting delivered. Reviewer Comment (2024-11-22): Received LOE to borrower, LOI, and mailing label. Tracking reflects label created. Must reflect, at minimum, in transit. Reviewer Comment (2024-11-19): Received update DOT with PUD box unchecked. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Reviewer Comment (2024-11-18): No new documents received. Please try uploading again.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	822514	xxxxxx	32597398	xxxxxx	01/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note provided with corrected LLC name. Provide the corrected and executed PPP addendum to the Note, DOT + Riders, Guarantor Agreement, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. 696 FICO	Reviewer Comment (2025-01-17): The client elects to waive. Reviewer Comment (2025-01-17): Provide all pages of the GA agreement. Further, LOE to borrower and evidence of delivery to borrower are also still required. Reviewer Comment (2025-01-14): Received corrected PPP to the Note, corrected and recorded DOT and riders (LOI not required now).Pending receipt of LOE to borrower, GA agreement, and evidence of delivery to the borrower.			01/17/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	822519	xxxxxx	32085616	xxxxxx	11/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.2 and xxxxxx CU 4.5. Due to conflicting information, a secondary valuation is required.		Reviewer Comment (2024-11-21): CDA provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822519	xxxxxx	32085775	xxxxxx	11/12/2024	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Provide the active flood insurance policy. Application only in file.		Reviewer Comment (2024-11-21): Active policy provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822571	xxxxxx	32313387	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-17): Client elects to waive with verified compensation factors			12/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	822583	xxxxxx	32447903	xxxxxx	12/24/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.			Reviewer Comment (2024-12-29): Signed and dated disclosure provided Reviewer Comment (2024-12-26): Acknowledgment of the Fair Market Value was received but the Lender's signature is missing. Reviewer Comment (2024-12-26): Please reupload the Acknowledgment of the Fair Market Value as it appears to have a processing error.	12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	822583	xxxxxx	32448066	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-26): An updated fraud report with the Settlement Agent included was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	822583	xxxxxx	32452702	xxxxxx	12/24/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period)	Texas Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not provided on TX Home Equity Loan made on or after xxxxxx as required by Section 50(g).			Reviewer Comment (2024-12-26): Notice Concerning Extensions of Credit was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	822583	xxxxxx	32482404	xxxxxx	12/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file - Borrower has been self employed <2 year guidelines requirement (23 vs 24).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors			12/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	822583	xxxxxx	32482472	xxxxxx	12/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter does not reflect the business being verified for ownership % nor the start date of said business and there is no other documentation in file to support this.		Reviewer Comment (2024-12-26): CPA letter reflects 100% ownership and a State Franchise Search dated xxxxxx reflects the start of the business date was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	822583	xxxxxx	32482625	xxxxxx	12/24/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	Texas Constitution Section 50(a)(6): Unable to determine if loan was closed at an authorized location due to missing documentation.	Escrow or Closing instructions not provided		Reviewer Comment (2024-12-26): The closing instructions were provided.	12/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	822636	xxxxxx	31866869	xxxxxx	10/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing from the file. All parties to the transaction must be included in the Fraud and OFAC searches.		Reviewer Comment (2024-11-14): Received updated Fraud report. All parties to the transaction are included and all red flags are addressed. Exception cleared. Reviewer Comment (2024-10-25): Received Fraud Report. However, all red flags are not addressed. Also Fraud and OFAC search not run on settlement agent, xxxxxx. Exception remains. Reviewer Comment (2024-10-18): Fraud report is not for the borrower	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822636	xxxxxx	31866904	xxxxxx	10/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-07): Received Approval. Exception cleared. Reviewer Comment (2024-10-18): Approval provided is not for the subject property	11/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822636	xxxxxx	31867163	xxxxxx	10/14/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-10-24): E-consent provided Reviewer Comment (2024-10-18): E-Consent provided is not for the borrower	10/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822636	xxxxxx	31902532	xxxxxx	10/14/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-11-07): Prelim appraisal provided Reviewer Comment (2024-10-24): The same appraisal was provided that was in file at time of review. Please review the original condition. The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal. Reviewer Comment (2024-10-18): The appraisal provided is not for the subject property	11/07/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	822636	xxxxxx	31902581	xxxxxx	10/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided	Reviewer Comment (2024-12-06): LOI and evidence of delivery provided

Reviewer Comment (2024-11-22): Received LOE however it is not clear whether the letter is sent to borrower (since the letter is not signed by borrower). Provide LOE to the borrower, evidence of delivery to borrower and Lender's Letter of Intent to re-record. Exception remains

Reviewer Comment (2024-11-11): Received Prepayment Addendum to Note, Prepayment Rider, corrected and executed DOT including the PPP rider. Provide LOE to the borrower, evidence of delivery to borrower and Lender's Letter of Intent to re-record. Exception remains.

Reviewer Comment (2024-10-18): The PPP provided is not for the borrower.
															12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	Yes
xxxxxx	822646	xxxxxx	32353927	xxxxxx	12/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-18): Gap provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32355258	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file to accept a Payment verification less than 6 months.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32356360	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32356564	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account.		Reviewer Comment (2024-12-19): Duplicate exception.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822646	xxxxxx	32356565	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-12-19): SitusAMC received initial CD.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32357287	xxxxxx	12/16/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-18): E-Consent agreement	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32367421	xxxxxx	12/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.68 is less than Guideline PITIA months reserves of 9.00.	Investor requested exception request for not meeting the minimum of 9 months.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32367422	xxxxxx	12/16/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 717 is less than Guideline representative FICO score of 720.	Investor requested exception approval for FICO does not meet the guideline minimum of 720.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32368155	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822646	xxxxxx	32368161	xxxxxx	12/16/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has xxxxxx while Note has xxxxxx.		Reviewer Comment (2024-12-18): Updated HOI provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	822646	xxxxxx	32445027	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was missing and not marked as "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure.		Reviewer Comment (2024-12-23): SitusAMC received corrected PCCD and LOE.		12/23/2024		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822673	xxxxxx	32233662	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. xxxxxx/Bank Statements)	12 consecutive Business Bank statements are required per guidelines. The bank statement for xxxxxx 9/2024 was not provided.		Reviewer Comment (2024-12-02): Per client, qualified the bank statements with the 9/2023 and xxxxxx bank statements since we are missing the 9/2024 bank statements. Statements are within 120 days of closing. DTI is now 42.48%.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822673	xxxxxx	32233665	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.00 exceeds tolerance of $49.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-11-21): Sufficient Cure Provided At Closing		11/21/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822673	xxxxxx	32233745	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	12 consecutive Business Bank statements are required per guidelines. The bank statement for xxxxxx 9/2024 was not provided.		Reviewer Comment (2024-12-02): Per client, qualified the bank statements with the 9/2023 and xxxxxx bank statements since we are missing the 9/2024 bank statements. Statements are within 120 days of closing. DTI is now 42.48%.	12/02/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822673	xxxxxx	32233746	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	12 consecutive Business Bank statements are required per guidelines. The bank statement for xxxxxx 9/2024 was not provided.		Reviewer Comment (2024-12-02): Per client, qualified the bank statements with the 9/2023 and xxxxxx bank statements since we are missing the 9/2024 bank statements. Statements are within 120 days of closing. DTI is now 42.48%.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822673	xxxxxx	32233747	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	12 consecutive Business Bank statements are required per guidelines. The bank statement for xxxxxx 9/2024 was not provided.		Reviewer Comment (2024-12-02): Per client, qualified the bank statements with the 9/2023 and xxxxxx bank statements since we are missing the 9/2024 bank statements. Statements are within 120 days of closing. DTI is now 42.48%.	12/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	822673	xxxxxx	32243820	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,603,784.51 is over disclosed by $125.00 compared to the calculated Amount Financed of $1,603,659.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal management fee was not included		Reviewer Comment (2024-12-11): SitusAMC received PCCD, LOE, Copy of refund and proof of mailing.		12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822673	xxxxxx	32243821	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,517,474.71 is under disclosed by $125.00 compared to the calculated Finance Charge of $2,517,599.71 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal management fee was not included		Reviewer Comment (2024-12-11): SitusAMC received PCCD, LOE, Copy of refund and proof of mailing.		12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	822683	xxxxxx	32355088	xxxxxx	11/08/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.		Reviewer Comment (2024-11-13): Provided 2 Lease agreement in file support monthly income of $3,500 which makes the DSCR 1.01. Exception Cleared.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	822685	xxxxxx	32355090	xxxxxx	11/08/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.71 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.71 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.		Reviewer Comment (2024-11-20): Additional rental documentation provided and DSCR meets guideline requirements. Exception cleared. Reviewer Comment (2024-11-14): Provided documents were part of initial package. Lease agreement with rent as $2,500.00 is of subject property however agreement which has rent amount as $1,000.00 is not of subject property. Exception remains. Reviewer Comment (2024-11-12): Provided lease agreement reflects xxxxxx unit number which is mismatches with subject property address. Required lease agreement with correct property address. Exception Remains.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	822735	xxxxxx	32323643	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822735	xxxxxx	32323644	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	822735	xxxxxx	32323645	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.05994% or Final Disclosure APR of 8.13300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.09000 + 1.75%, or 7.84000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	822735	xxxxxx	32323646	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)	New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822735	xxxxxx	32348545	xxxxxx	12/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for "Non-sufficient funds (NSF) or overdraft occurrences reflected on the bank statements provided exceed the tolerance limits for the bank statement product. Borrower has 11 NSF's within the past 12 months.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-11): Client elects to waive with verified compensation factors			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822735	xxxxxx	32352819	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2024-12-20): Received updated fraud report. Exception cleared. Reviewer Comment (2024-12-17): Received updated fraud report. Fraud and OFAC ran on the settlement agent. However there is a red flag for borrower's SSN that is not addressed. Exception remains.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822735	xxxxxx	32352928	xxxxxx	12/12/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		The updated appraisal with a completion date of xxxxxx was updated to reflect 3 family. CDA reflects 2 family.		Reviewer Comment (2024-12-17): Updated CDA provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	822753	xxxxxx	31963720	xxxxxx	10/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-04): Approval provided	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
xxxxxx	822753	xxxxxx	31963801	xxxxxx	10/28/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Provide the missing Lease agreement for the Property xxxxxx to determine the actual Rental income for the property. Upon receiving the Lease agreement, rental income may needs to be recalculated for the above property.		Reviewer Comment (2024-12-04): Received lease agreement and rent deposits. Exception cleared. Reviewer Comment (2024-11-27): Received the same lease agreement that was provided at the time of review. Received the lease agreement is from the tenant xxxxxx. Exception remains.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
xxxxxx	822753	xxxxxx	31963846	xxxxxx	10/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The Final Closing Disclosure issued on xxxxxx does not reflect the Estimated Taxes, Insurance & Assessments.		Reviewer Comment (2024-11-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-05): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4). Corrected PCCD updating page #1 and #4, LOE, and proof of mailing required to cure.		11/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	N/A	N/A	Yes
xxxxxx	822753	xxxxxx	31963856	xxxxxx	10/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Final Closing Disclosure issued on xxxxxx does not reflect the Estimated Taxes, Insurance & Assessments.		Reviewer Comment (2024-11-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-05): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4). Corrected PCCD updating page #1 and #4, LOE, and proof of mailing required to cure.		11/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	N/A	N/A	Yes
xxxxxx	822753	xxxxxx	31986390	xxxxxx	10/28/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , III	Red flags not addressed.		Reviewer Comment (2024-11-04): Clearance report provided	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
xxxxxx	822762	xxxxxx	31937675	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45367% or Final Disclosure APR of 10.45400% is equal to or greater than the threshold of APOR 6.12% + 3.5%, or 9.62000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-11-01): Borrower confirmation provided Reviewer Comment (2024-10-28): The same delivery report was provided and the 3-day mail rule applies so the receipt would not have been until xxxxxx which is less than 3 days. Need proof of receipt of the appraisal.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822762	xxxxxx	31937676	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-01): Borrower confirmation provided Reviewer Comment (2024-10-28): The same delivery report was provided and the 3-day mail rule applies so the receipt would not have been until xxxxxx which is less than 3 days. Need proof of receipt of the appraisal.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822762	xxxxxx	31937686	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $90.40 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-10-18): Sufficient Cure Provided At Closing		10/18/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	822762	xxxxxx	31937820	xxxxxx	10/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-10-29): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822762	xxxxxx	31957856	xxxxxx	10/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-10-23): Client elects to waive			10/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822802	xxxxxx	31972357	xxxxxx	10/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-04): Received Credit Report - Gap. Exception cleared. Reviewer Comment (2024-10-31): Received the same credit report which was already in file. Provide A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Exception remains.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	822802	xxxxxx	31972498	xxxxxx	10/28/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.				Reviewer Comment (2024-12-18): Agent email provided on RCE Reviewer Comment (2024-12-04): The document provided is not an RCE nor is there anything tying this to the subject property.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	822913	xxxxxx	31982609	xxxxxx	10/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per guidelines, when tax returns are > 90 days old, YTD P&L and 2 months bank statements covering the last 2 months of the P&L are required. Bank statements not provided.		Reviewer Comment (2024-11-01): ATR conditions cleared out upon receipt of signed and dated tax returns. However, guidelines still require 2 months bank statements when the tax returns are > 90 days old. See separate credit condition. Reviewer Comment (2024-11-01): Cancelled in error. Reviewer Comment (2024-11-01): Upon further review disclosure is acceptable.	11/01/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	822913	xxxxxx	31982610	xxxxxx	10/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (xxxxxx/Schedule C)	Per guidelines, when tax returns are > 90 days old, YTD P&L and 2 months bank statements covering the last 2 months of the P&L are required. Bank statements not provided.		Reviewer Comment (2024-11-01): ATR conditions cleared out upon receipt of signed and dated tax returns. However, guidelines still require 2 months bank statements when the tax returns are > 90 days old. See separate credit condition. Reviewer Comment (2024-11-01): Cancelled in error. Reviewer Comment (2024-11-01): Upon further review disclosure is acceptable.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822913	xxxxxx	31982611	xxxxxx	10/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The General ATR is not satisfied is due to the missing signed and dated 1040 for the year 2023.		Reviewer Comment (2024-11-01): ATR conditions cleared out upon receipt of signed and dated tax returns. However, guidelines still require 2 months bank statements when the tax returns are > 90 days old. See separate credit condition. Reviewer Comment (2024-11-01): Cancelled in error. Reviewer Comment (2024-11-01): Upon further review disclosure is acceptable.	11/01/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822913	xxxxxx	32018288	xxxxxx	10/29/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	1) 1040's are not signed and dated by the borrower. 2) 2 months business bank statements required when tax returns are > 90 days old.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-14): Received 2 months of Bank statement is in name of xxxxxx with account #xxxxxx. However guidelines requires 2 months of business bank statement. Also the deposits on account #xxxxxx, unable to identify if the source of deposits is from the business or not. Exception remains. Reviewer Comment (2024-11-01): Pending receipt of 2 months bank statements Reviewer Comment (2024-11-01): Received signed and dated 1040's.			11/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	822972	xxxxxx	31946333	xxxxxx	10/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		The file contained a UCDP of 2.4 and an LCA of 4; therefore, since both required to be 2.5 or less, a CDA is required. Provide the secondary valuation.		Reviewer Comment (2024-11-01): Received CDA. Exception cleared. Reviewer Comment (2024-11-01): The requested document was not received. Kindly provide the document as requested on the original condition. Exception remains.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	822972	xxxxxx	31946397	xxxxxx	10/21/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2024-11-05): Evidence of the updated mortgagee was provided.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823024	xxxxxx	31947692	xxxxxx	10/21/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2024-10-29): Corresponding appraisal provided	10/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823024	xxxxxx	31947780	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.70572% or Final Disclosure APR of 9.81500% is equal to or greater than the threshold of APOR 5.33% + 3.5%, or 8.83000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.70572% or Final Disclosure APR of 9.81500% is equal to or greater than the threshold of APOR 5.33% + 3.5%, or 8.83000%. Non-Compliant Higher Priced Mortgage Loan.		Reviewer Comment (2024-11-11): Delivery provided Reviewer Comment (2024-11-07): This condition pertains to appraisal delivery. Regulations require all appraisals be delivered to the borrower. The prelim prior to updates must be delivered to the borrower within 3 business days prior to closing (which we have). Updated appraisals, granted no change in value, can be delivered at any time. The delivery is required.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823024	xxxxxx	31947781	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-11-11): Delivery provided Reviewer Comment (2024-11-07): The condition is valid and evidence of delivery is required. Regulations require all appraisals be delivered to the borrower. The prelim prior to updates must be delivered to the borrower within 3 business days prior to closing (which we have). Updated appraisals, granted no change in value, can be delivered at any time. The delivery is required.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823024	xxxxxx	32087451	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-11): Client elects to waive			11/11/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823028	xxxxxx	32059824	xxxxxx	11/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-06): Received Credit Report - Gap. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823028	xxxxxx	32059904	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Appraisal Fee increase from $525.00 on the initial Loan Estimate to $550.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-11-06): Sufficient Cure Provided At Closing		11/06/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	823038	xxxxxx	32067375	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC search run on the Settlement agent, xxxxxx.		Reviewer Comment (2024-11-19): Received Fraud and OFAC search run on the Settlement agent, xxxxxx. Exception cleared.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823038	xxxxxx	32067467	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $560 on the initial Loan Estimate to $585 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-11-25): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing		11/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823038	xxxxxx	32067468	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			Reviewer Comment (2024-11-14): RTCs provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823038	xxxxxx	32069104	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-08): Client elects to waive			11/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823062	xxxxxx	32073548	xxxxxx	11/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The lease agreement reflects the borrower is residing at the property located at xxxxxx. However, Final 1003 reflects borrower's primary residence is on xxxxxx for 1 year 3 months. Term for lease was extended to xxxxxx . Provide the updated 1003 on page 1 and REO section for xxxxxx reflecting Investment.		Reviewer Comment (2024-11-14): Updated 1003 provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823062	xxxxxx	32073561	xxxxxx	11/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-11-14): Gap provided. New xxxxxx 30 day account taken out. Removed from assets as borrower has sufficient reserves and allowed per guidelines.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823062	xxxxxx	32073564	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-14): Received Approval. Exception cleared.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823062	xxxxxx	32073566	xxxxxx	11/12/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-11-14): E-Consent provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823062	xxxxxx	32148133	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Final CD reflects a PPP.		Reviewer Comment (2024-11-21): Corrected PC-CD, COC (which was sent to borrower with reason) and disclosure tracking for delivery were provided. Reviewer Comment (2024-11-20): Final SS is not required as this will not reflect a PPP. However, LOE to borrower and evidence of delivery to the borrower of the corrected PC-CD is required. Reviewer Comment (2024-11-19): Received closing disclosure. Provide signed/stamped Closing Statement without PPP. Exception remains.	11/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	Yes
xxxxxx	823100	xxxxxx	32141782	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-17): Client elects to waive			11/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823100	xxxxxx	32141810	xxxxxx	11/19/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-11-21): Updated commitment provided dated later with updated insured amount Reviewer Comment (2024-11-20): Both the incorrect and correct title polices have the same revision date 6 and are dated and time stamped the same. There is no indication of which was provided last.	11/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823100	xxxxxx	32142422	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included on the fraud report.		Reviewer Comment (2024-11-22): Received OFAC search run on the settlement agent. Exception cleared. Reviewer Comment (2024-11-21): Received Fraud Report however OFAC search not run on settlement agent, xxxxxx. Exception remains.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823100	xxxxxx	32153495	xxxxxx	11/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.0, xxxxxx CU 3.0. Due to discrepancy, secondary valuation is required per guidelines.		Reviewer Comment (2024-11-26): Received CDA. Exception cleared.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823107	xxxxxx	32004025	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $100.00 plus 10% or $110.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided	Reviewer Comment (2024-12-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-11-18): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the Recording fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823107	xxxxxx	32004026	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73195)	Cure nor valid COC provided	Reviewer Comment (2024-12-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-11-26): SitusAMC received Post CD and LOX. However, we would require Copy of refund check and proof of mailing in order to cure the exception.

Reviewer Comment (2024-11-18): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the Wire Transfer fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823107	xxxxxx	32004027	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $7,370.00 exceeds tolerance of $7,288.00. Insufficient or no cure was provided to the borrower. (7326)	Cure nor valid COC provided		Reviewer Comment (2024-11-26): SitusAMC received a valid COC. Reviewer Comment (2024-11-18): SitusAMC: The valid COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but the fee further increases of $7,370 from $7,287.50. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823107	xxxxxx	32004028	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pdi Report. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Cure nor valid COC provided	Reviewer Comment (2024-11-26): SitusAMC received a valid COC.

Reviewer Comment (2024-11-18): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the PDI fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823107	xxxxxx	32004029	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2024-11-13): SitusAMC received valid COC document.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823107	xxxxxx	32006145	xxxxxx	11/04/2024	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx			Reviewer Comment (2024-11-01): Client elects to waive			11/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823107	xxxxxx	32040725	xxxxxx	11/04/2024	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the CPA letter and docs in file, the business used to qualify must have been open for 2 years. The borrower has been the same like of work for 8 years per the CPA letter but the business used to qualify only 1.90 years.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823148	xxxxxx	32152301	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $70.00 exceeds tolerance of $20.00. Sufficient or excess cure was provided to the borrower. (7200)			Reviewer Comment (2024-11-15): Sufficient Cure Provided within 60 Days of Closing		11/15/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823148	xxxxxx	32152302	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7508)			Reviewer Comment (2024-11-15): Sufficient Cure Provided within 60 Days of Closing		11/15/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823148	xxxxxx	32152303	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $964.70 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower. (8304)			Reviewer Comment (2024-11-15): Sufficient Cure Provided within 60 Days of Closing		11/15/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823148	xxxxxx	32152304	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $465,538.76 is under disclosed by $214.38 compared to the calculated total of payments of $465,753.14 which exceeds the $100.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $465,538.76 is under disclosed by $214.38 compared to the calculated total of payments of $465,753.14.	Reviewer Comment (2024-12-24): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-12-06): SitusAMC received Corrected CD, LOE to borrower, copy of principal reduction of cure amount.  However, as this is a material disclosure violation, TRID GRID 4.0 confirms that restitution should be refunded via cure refund check and not principal reduction.  Provide copy of cure refund for $214.38 with proof of mailing to finalize cure.   The SFA guidance is based, in part on feedback from various law firms and on the ADMINISTRATIVE ENFORCEMENT OF THE TRUTH IN LENDING ACT – RESTITUTION Joint Statement of Policy and corresponding Q&As.  Excerpts below: Restitution Provisions - Definitions: Except as provided below, all definitions are those found in the Truth in Lending Act (Act) and Regulation Z, 12 CFR Part 226. 1."Current examination" - the most recent examination begun on or after March 31, 1980, in which compliance with Regulation Z was reviewed. 2."Irregular Mortgage Transaction" means a loan secured by real estate for which the annual percentage rate (APR) cannot be calculated using Volume I of the Federal Reserve System's Truth in Lending, Regulation Z, Annual Percentage Rate Tables. 3. “Lump sum method" means a method of reimbursement in which a cash payment equal to the total adjustment will be made to a consumer. 4. "Lump sum/payment reduction method" means a method of reimbursement in which the total adjustment to a consumer will be made in two stages: a. A cash payment that fully adjusts the consumer's account up to the time of the cash payment; and, b. A reduction of the remaining payment amounts on the loan. Methods of Adjustment: 1. Q. Must reimbursements resulting from understated finance charges always be made as a single "lump sum" amount?  A. No. Reimbursements resulting from the creditor's failure to include prepaid finance charges in the total finance charge "Must Always Be Refunded As A Lump Sum Payment", but reimbursements resulting from failure to include finance charge components that accrue over time may be prorated on a straight-line basis (no time value) over the life of the loan and refunded under the lump sum/payment reduction method.

Reviewer Comment (2024-11-22): Cure due is $214.38. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.
																12/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823148	xxxxxx	32152305	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2024-11-22): SitusAMC received initial CD.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823148	xxxxxx	32162883	xxxxxx	11/20/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 reflects xxxxxx, however SS card reflects Valid for work with INS Authorization only, therefore Non-Perm Resident.		Reviewer Comment (2024-12-06): Cert of naturalization provided. xxxxxx	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823148	xxxxxx	32162904	xxxxxx	11/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the unexpired EAD or VISA with valid VISA type.		Reviewer Comment (2024-12-06): Cert of naturalization provided. xxxxxx	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823148	xxxxxx	32163027	xxxxxx	11/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The settlement statement for the borrower's current primary residence was sold on xxxxxx. There were two liens paid off. 1 reported on credit and the other, with xxxxxx was not. Provide the VOM for this lien.		Reviewer Comment (2024-11-25): Closing statement provided reflecting second lien taken out and closed xxxxxx . Paid off on xxxxxx with sale of primary. First payment would have been due at that time. VOM not required. Reviewer Comment (2024-11-25): Received Closing Statement for the second lien. However we required VOM for this lien. Exception remains.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	823177	xxxxxx	32442447	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,324.95 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-06): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-01-03): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing; however, USPS tracking reflects status as Pre-shipment. Proof of Mailing required to cure. Reviewer Comment (2025-01-02): SitusAMC received PCCD, Proof of Mailing and Copy of check; however, LOE not provided. USPS tracking shows status as "Pre-Shipment" but package has not been shipped. Proof of mailing and LOE required to cure.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823177	xxxxxx	32442448	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $169.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-06): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-01-03): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing; however, USPS tracking reflects status as Pre-shipment. Proof of Mailing required to cure. Reviewer Comment (2025-01-02): SitusAMC received PCCD, Proof of Mailing and Copy of check; however, LOE not provided. USPS tracking shows status as "Pre-Shipment" but package has not been shipped. Proof of mailing and LOE required to cure.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823177	xxxxxx	32445960	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for Non-Permanent resident with gift funds (ineligible)	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823177	xxxxxx	32445965	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Standard or Alt Documentation limited to 24-months only for Non-Perm residents. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823183	xxxxxx	32128976	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the fraud report.		Reviewer Comment (2024-11-22): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823183	xxxxxx	32151583	xxxxxx	11/18/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-11-26): A cleared fraud report was provided.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823217	xxxxxx	32076136	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-12-06): Received Guarantor Agreement. Exception cleared.	12/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	823217	xxxxxx	32087893	xxxxxx	11/13/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Required on Entity loans in community property states	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	823217	xxxxxx	32087897	xxxxxx	11/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 reflects a unit number.		Reviewer Comment (2024-12-18): Received corrected HO6 policy. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	823281	xxxxxx	32257912	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-06): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823281	xxxxxx	32258418	xxxxxx	11/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-06): Received Credit Report - Gap. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823281	xxxxxx	32258474	xxxxxx	11/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require a permanent easement for ingress and egress with provisions for road maintenance.		Reviewer Comment (2024-12-13): Easement provided Reviewer Comment (2024-12-02): The cover letter reflects block xxxxxx, however appraisal reflects lot xxxxxx.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823281	xxxxxx	32273301	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2024-11-27): Client elects to waive			11/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823287	xxxxxx	32158226	xxxxxx	11/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-11-26): Received updated Fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823287	xxxxxx	32161127	xxxxxx	11/21/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per Seller CD, borrower sold his primary residence on xxxxxx and per LOE and will be living rent free with his sister. Provide the corrected 1003 to support current address since primary residence and no primary housing.		Reviewer Comment (2024-12-09): Corrected 1003 provided	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823287	xxxxxx	32161221	xxxxxx	11/21/2024	Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	Borrower: xxxxxx	Per guidelines, If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable up to 540 days if an automatic extension has been granted. The EAD expires in 4 months. Provide EAD renewal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-06): Client elects to waive with verified compensation factors			01/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823298	xxxxxx	32062558	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-12-02): Final 1003 provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823298	xxxxxx	32062559	xxxxxx	11/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-21): UDM cert and UDM run on fraud report provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823298	xxxxxx	32062560	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The appraiser does not make comments regarding the disaster.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-02): Client elects to waive. DI provided dated xxxxxx: No Damage			12/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823298	xxxxxx	32062632	xxxxxx	11/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-02): Corresponding appraisals provided Reviewer Comment (2024-11-25): Appraisal provided dated xxxxxx , however an appraisal delivery was provided dated xxxxxx Provide the corresponding appraisal for this delivery. Reviewer Comment (2024-11-21): The same appraisal was provided that was in file at time of review. Please review the original condition. The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.	12/02/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823307	xxxxxx	32074686	xxxxxx	11/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception: 12 months cancelled checks without VOR.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-11): Client elects to waive with verified compensation factors			11/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32074706	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.08824% or Final Disclosure APR of 9.10300% is equal to or greater than the threshold of APOR 6.10% + 1.5%, or 7.60000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-12-24): Delivery provided

Reviewer Comment (2024-12-11): Delivery of the xxxxxx appraisal was provided. Still pending receipt of delivery of the xxxxxx appraisal.

Reviewer Comment (2024-12-09): Received the xxxxxx appraisal and delivery. Still pending receipt of the delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .

Reviewer Comment (2024-12-03): Delivery is dated xxxxxx which is prior to the completion dates of the reports in file dated xxxxxx and xxxxxx . 1) Will now need the appraisal that coincides with the delivery of xxxxxx 2) Need delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .
															12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32074707	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-12-24): Delivery provided

Reviewer Comment (2024-12-11): Delivery of the xxxxxx appraisal was provided. Still pending receipt of delivery of the xxxxxx appraisal.

Reviewer Comment (2024-12-09): Received the xxxxxx appraisal and delivery. Still pending receipt of the delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .

Reviewer Comment (2024-12-03): Delivery is dated xxxxxx which is prior to the completion dates of the reports in file dated xxxxxx and xxxxxx . 1) Will now need the appraisal that coincides with the delivery of xxxxxx 2) Need delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .
															12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32074708	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx			Reviewer Comment (2024-12-09): Received appraisal and delivery for xxxxxx appraisal. Reviewer Comment (2024-12-03): Delivery is dated xxxxxx which is prior to the completion dates of the reports in file dated xxxxxx and xxxxxx . 1) Will now need the appraisal that coincides with the delivery of xxxxxx 2) Need delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32074709	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-11): Client elects to waive			11/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32338278	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx			Reviewer Comment (2024-12-11): Delivery of the xxxxxx appraisal provided Reviewer Comment (2024-12-09): Received the xxxxxx appraisal and delivery. Still pending receipt of the delivery of the appraisals with a completion dates of xxxxxx and xxxxxx .	12/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823307	xxxxxx	32484853	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-24): Client elects to waive			12/24/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823352	xxxxxx	32347500	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches.. Missing OFAC verification for settlement agent xxxxxx.		Reviewer Comment (2024-12-19): Received Fraud and OFAC search run on settlement agent xxxxxx.Excpetion cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823352	xxxxxx	32373121	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file, per guideline section 2.4.1.2, allowable proceeds from transaction is payoff of an installment land contract executed more than 12 month from the loan application date. land contract was executed xxxxxx and application date is xxxxxx 24	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2024-12-16): Client elects to waive with verified compensation factors			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823352	xxxxxx	32419217	xxxxxx	12/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and Payoff provided for the subject property provided which does not report on the credit report. Provide the Note or Mortgage statement and 6 months pay history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2025-01-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-03): Received June, July, Aug, Oct and Nov pay history. Provide the Note or Mortgage statement and sept month pay history. Exception remains. Reviewer Comment (2024-12-18): The supplement mortgage is not for the subject property but the primary residence. The mortgage in question is from lien holder xxxxxx.			01/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823393	xxxxxx	31924311	xxxxxx	10/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all parties to the transaction once received.		Reviewer Comment (2024-10-24): Received Fraud Report include all parties to the transaction. Exception cleared.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823393	xxxxxx	31924353	xxxxxx	10/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VA Verification of Benefits	There is no supporting documents for the VA benefits in the file. Provide Award Letter or Distribution form from the VA to verify the monthly income and continuity of the VA benefits. Income to be recalculated upon receipt. Subject to additional conditions.		Reviewer Comment (2024-10-24): Received VA benefits. Exception cleared.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823393	xxxxxx	31924486	xxxxxx	10/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-05): Prelim appraisal provided Reviewer Comment (2024-10-25): No new document received. please try uploading appraisal with a report date of xxxxxx . Exception remains. Reviewer Comment (2024-10-24): Received appraisal report with xxxxxx which was already in file. Provide an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal. Exception remains.	11/05/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823393	xxxxxx	31929213	xxxxxx	10/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence property is free and clear. HOI is not acceptable.		Reviewer Comment (2024-10-25): Received fraud report which reflects property is free & clear. Exception cleared.	10/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823396	xxxxxx	32423637	xxxxxx	12/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Coverage is sufficient to cover the mortgage amount of however the appraiser did not provide an estimated cost to rebuild. Once the HOI for location xxxxxx; building xxxxxx is received, this exception should be deleted.		Reviewer Comment (2024-12-24): Received Hazard insurance coverage amount for xxxxxx; building xxxxxx. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823396	xxxxxx	32428523	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide HOI for the subject location xxxxxx; building xxxxxx.		Reviewer Comment (2025-01-02): Additional policy provided as well as final stamped SS to support updated disbursement date (dry state). Policy is in effect at time of disbursement. Reviewer Comment (2024-12-24): Received Hazard Insurance Policy location 3, building 1. However, the effective date is post-closing for location 3 and location 1. Exception remains.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823396	xxxxxx	32459757	xxxxxx	12/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two PPP addendums to the Note in file executed by the borrower with different terms. Provide the correct PPP addendum, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2025-01-06): LOE to borrower, correct PPP and evidence of delivery provided Reviewer Comment (2024-12-24): The LOE to borrower and evidence of delivery to the borrower are required to advise them on which is the correct PPP.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823396	xxxxxx	32459775	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report does not contain the run on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-12-24): Received Fraud and OFAC search run on the Settlement Agent, xxxxxx.Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823404	xxxxxx	32054106	xxxxxx	11/08/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-14): FTP provided	11/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823404	xxxxxx	32054116	xxxxxx	11/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-14): FTP provided	11/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823404	xxxxxx	32055222	xxxxxx	11/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the 12 month housing history for the primary residence. 3 months reported on credit, however per the property profile report, there was a private lien taken out in 2020 not on credit.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-23): Received VOM reflects Total payment amount as $1,815.30, however pay history and bank statement reflects $1,757.64. Also, received VOM does not contain number of late in last 12 months. Exception remains.

Reviewer Comment (2024-12-18): Mortgage statement provided reflecting payments on bank statement match the Note P&I + escrows. Per lender LOE, serviced by xxxxxx which per the mortgage statement is a servicing center. Pending receipt of fully completed VOM as required per the guidelines.

Reviewer Comment (2024-12-16): Received corrected 1003 and 12 month bank statements for pay history. Note for lien in file. 1) There is no indication that xxxxxx is the same as the private lien holder xxxxxx (payments on bank statements also do not match the Note 2) This loan was reviewed to 7.2024 guidelines. A completed VOM is also required.
																	12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823416	xxxxxx	31871367	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $206.50 exceeds tolerance of $134.00 plus 10% or $147.40. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2024-11-22): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2024-11-14): SitusAMC received PCCD, LOE and proof of mailing. Missing copy of refund check. Please provide copy of check to cure the exception.		11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823416	xxxxxx	31871410	xxxxxx	10/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-10-22): A fraud report was provided.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890215	xxxxxx	10/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration > 60% and xxxxxx units < 40%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-11-13): Client elects to waive with verified compensation factors			11/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890281	xxxxxx	10/11/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Master Blanket HOI was not provided. Blanket in file expired in 2018.		Reviewer Comment (2024-11-26): Received Blanket HOI policy. Exception cleared. Reviewer Comment (2024-11-12): The blanket HOI is dated post-close. Provide the pre-close blanket policy.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890336	xxxxxx	10/11/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects a Unit number. Note and DOT does not (please note, there is a 1 page Note document in file with a unit number. If this is correct, all pages will need to be provided along with a corrected DOT + Riders, PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI)		Reviewer Comment (2024-11-12): Updated Note provided. See new conditions. Reviewer Comment (2024-10-22): A corrected Note was provided. Please provide the corrected DOT & Riders, PC-CD, LOE to Borrower, Letter of Intent to Re-record, and evidence of delivery to the borrower.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890338	xxxxxx	10/11/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 does not reflect ISAOA/xxxxxx		Reviewer Comment (2024-11-12): Updated HO6 provided	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890341	xxxxxx	10/11/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert reflects a Unit number. Note and DOT does not (please note, there is a 1 page Note document in file with a unit number. If this is correct, all pages will need to be provided along with a corrected DOT + Riders, PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI)		Reviewer Comment (2024-11-12): Received revised Note. See new condition. Reviewer Comment (2024-10-22): A corrected Note was provided. Please provide the corrected DOT & Riders, PC-CD, LOE to Borrower, Letter of Intent to Re-record, and evidence of delivery to the borrower.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890343	xxxxxx	10/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 reflects a Unit number. Note and DOT does not (please note, there is a 1 page Note document in file with a unit number. If this is correct, all pages will need to be provided along with a corrected DOT + Riders, PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI)		Reviewer Comment (2024-11-12): Received revised Note. See new condition. Reviewer Comment (2024-10-22): A corrected Note was provided. Please provide the corrected DOT & Riders, PC-CD, LOE to Borrower, Letter of Intent to Re-record, and evidence of delivery to the borrower.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	31890348	xxxxxx	10/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		HOA cert reflects the HOA is in litigation. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-11-13): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature.			11/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823416	xxxxxx	32101067	xxxxxx	11/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received revised Note with unit number added. Pending receipt of updated CDA, 1003, title, and updated and executed DOT + Riders along with LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-11-26): The client elects to waive.			11/26/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823483	xxxxxx	31928581	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823483	xxxxxx	31928582	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.	Insurance was not set up in escrow. HPML loans require all escrows.	Reviewer Comment (2024-12-17): Received PC-CD with additional insurance escrow established, LOE to borrower and evidence of delivery to borrower, along with FPL and IEDS with escrows established for insurance.

Reviewer Comment (2024-12-16): Missing LOE to borrower explaining the corrections with proof of delivery.

Reviewer Comment (2024-11-07): Escalated review. Based on documents provided, we are just pending receipt of xxxxxx

Reviewer Comment (2024-11-04): Received PC-CD which is a lender generated document along with unexecuted IEDS and FPL. Escrows must have been established at time of closing. Provide the final stamped settlement statement to support escrows were collected at closing along with LOE and evidence of delivery to the borrower of the corrected PC-CD.
12/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																	If no escrow account was established at or before consummation, no cure available.	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	823483	xxxxxx	31928583	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.71794% or Final Disclosure APR of 7.76900% is equal to or greater than the threshold of APOR 6.10% + 1.5%, or 7.60000%. Non-Compliant Higher Priced Mortgage Loan.	Insurance was not set up in escrow. HPML loans require all escrows.	Reviewer Comment (2024-12-18): Loan is HPML Compliant.

Reviewer Comment (2024-12-16): Missing LOE to borrower explaining the corrections with proof of delivery.

Reviewer Comment (2024-11-07): Escalated review. Based on documents provided, we are just pending receipt of LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2024-11-04): Received PC-CD which is a lender generated document along with unexecuted IEDS and FPL. Escrows must have been established at time of closing. Provide the final stamped settlement statement to support escrows were collected at closing along with LOE and evidence of delivery to the borrower of the corrected PC-CD.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823483	xxxxxx	31952364	xxxxxx	10/22/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a report date of xxxxxx Delivery in file also corresponds to this. Provide the corresponding appraisal.		Reviewer Comment (2024-10-28): The previous appraisal was provided.	10/28/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823483	xxxxxx	32452346	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2024-12-19): Client elects to waive	12/19/2024	2	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																	If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	823483	xxxxxx	32452347	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2596241)			Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	823483	xxxxxx	32452350	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.		Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	823485	xxxxxx	31942514	xxxxxx	10/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-25): Received Credit Report - Gap. Exception cleared.	10/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823485	xxxxxx	31958753	xxxxxx	10/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Per overlays, large deposits > 100% of the borrower's income into their personal account need to be sourced. Large deposits: $18,470 on 8/2 and $38,787 on 8/8.		Reviewer Comment (2024-10-29): Per lender, removed large deposits from qualifying as they are unable to source them. Loan still qualifies. Reviewer Comment (2024-10-25): As per overlays, large deposits > 100% of the borrower's income into their personal account need to be sourced. Exception remains.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	823531	xxxxxx	32023748	xxxxxx	11/01/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-31): Client elects to waive			10/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823531	xxxxxx	32035295	xxxxxx	11/01/2024	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.		Per guidelines, the business being used to source income must be in existence for a minimum of two (2) years. Per the CPA letter, the borrower has been in the same line of work for 5 years but just started the business used for qualifying on xxxxxx (1.19 years).		Reviewer Comment (2024-11-13): Updated CPA letter provided clarifying statement. Reviewer Comment (2024-11-08): What was done on one loan does not give bearing on what is done on another. Loan xxxxxx has an attorney letter which verified the businesses were one in the same prior to incorporating. This loan does not. The CPA letter says the borrower has been SE as 100% owner of xxxxxx since xxxxxx and her business is currently open and active and prior to the corporation was filing as sole prop "in this same line of work from Jan 2019". That is not saying the businesses were one in the same.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823561	xxxxxx	31933026	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823561	xxxxxx	31933028	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier receipt not provided	Reviewer Comment (2024-11-25): SitusAMC received disclosures summary showing initial LE sent via mail.

Reviewer Comment (2024-11-06): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823561	xxxxxx	31933049	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided		Reviewer Comment (2024-11-25): SitusAMC received COC dated xxxxxx . Reviewer Comment (2024-11-19): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was an added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823561	xxxxxx	31933166	xxxxxx	10/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report is missing. Must include all participants.		Reviewer Comment (2024-10-29): Received Fraud Report with all participants. Exception cleared.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823561	xxxxxx	31950859	xxxxxx	10/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.27 is less than Guideline PITIA months reserves of 12.00.	LTV > 85% requires 12 months reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-02): Client elects to waive with verified compensation factors			12/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823561	xxxxxx	31951671	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	LTV > 85% requires 12 months reserves.		Reviewer Comment (2024-12-02): Loan has been designated as Non-QM so this exception is no longer valid	12/02/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823561	xxxxxx	31951672	xxxxxx	10/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	LTV > 85% requires 12 months reserves.		Reviewer Comment (2024-12-02): Loan has been designated as Non-QM so this exception is no longer valid	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823595	xxxxxx	32152473	xxxxxx	11/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - This is a Primary Purchase and seller wants to sell xxxxxx together; however, xxxxxx is a Vacant Land & as per guidelines Land only loans are not allowed. However, comp factors are incorrect. Reserves are not 6 months above requirement and LTV is not 10% or more below max. Investor to update form.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-04): No new documents received. Please try uploading again. Reviewer Comment (2024-12-03): This is on the investor's exception for. The investor needs to update the form to comp factors that coincide with the loan. Assigned to investor.			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823595	xxxxxx	32297825	xxxxxx	12/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,500,000.00.	Per overlays, max loan amount for P&L program is $2.5MIL.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-04): Client elects to waive with verified compensation factors			12/04/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	823608	xxxxxx	32126536	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-11-27): CDAIR received dated xxxxxx: No Damage	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823625	xxxxxx	31993533	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-31): Client elects to waive			10/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823625	xxxxxx	31993536	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Est. property costs over 1 year was not provided on page 4 of the CD		Reviewer Comment (2024-11-19): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2024-11-11): SitusAMC received PCCD, however the amount on page 4 is updated on will have an escrow account whereas it should be updated on will not have escrow account estimated property costs section. Please provide corrected PCCD and LOE.		11/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823625	xxxxxx	31993546	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Est. property costs over 1 year was not provided on page 4 of the CD		Reviewer Comment (2024-11-19): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2024-11-11): SitusAMC received PCCD, however we also require LOE. Please provide LOE to cure the exception.		11/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823625	xxxxxx	31993547	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Est. property costs over 1 year was not provided on page 4 of the CD		Reviewer Comment (2024-11-19): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2024-11-11): SitusAMC received PCCD, however the amount on page 4 is updated on will have an escrow account whereas it should be updated on will not have escrow account estimated property costs section. Please provide corrected PCCD and LOE.		11/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823625	xxxxxx	31993549	xxxxxx	11/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-04): Received Approval document. Exception cleared.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823625	xxxxxx	31993550	xxxxxx	11/01/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-31): Client elects to waive			10/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823625	xxxxxx	31993583	xxxxxx	11/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-11-19): Received Fraud and OFAC search run on the Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2024-11-12): Received same Fraud report dated xxxxxx , that does not include the Settlement Agent, xxxxxx. Exception remains.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823629	xxxxxx	32086460	xxxxxx	11/13/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) The mortgage history does not appear on the credit report with xxxxxx. VOM was provided. Per guidelines, if lender is not an institution but a private party, 6 months cancelled checks or bank statements are required to support payment history. xxxxxx or other cash exchange apps are allowed if it evidences clear lender/landlord on statements Provide 6 months pay history. 2) The mortgage history does not appear on the credit report for the lien paid off with xxxxxx mortgage. Provide the VOM and 6 month pay history.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-01-17): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-15): Received 442. However VOM and 6 month pay history is requested for the lien paid off with xxxxxx mortgage. Exception remains.

Reviewer Comment (2025-01-13): Received same VOM for xxxxxx. However VOM and 6 month pay history is requested for the lien paid off with xxxxxx mortgage. Exception remains.

Reviewer Comment (2024-12-02): The VOM was provided for xxxxxx reflects there are monthly payments of P&I of $1,666.67 and the next payment due is xxxxxx . Further, still pending item #2.
																	01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823629	xxxxxx	32086484	xxxxxx	11/13/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License, CPA Letter	1) Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. 2) The CPA must attest they have prepared the borrower's most recent 2 years of tax returns. The CPA only attests to preparing the P&L's since 2018.		Reviewer Comment (2025-01-13): Received LOX from borrower regarding nature of business does not require government issued license and CPA letter attests preparing tax returns since 2018. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823671	xxxxxx	31982475	xxxxxx	10/30/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-04): Supplement provided	11/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	B	A	A	A	D	A	Non QM	Non QM	No
xxxxxx	823671	xxxxxx	31982477	xxxxxx	10/30/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-11-04): 2055E provided	11/04/2024			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	B	A	A	A	D	A	Non QM	Non QM	No
xxxxxx	823675	xxxxxx	32156156	xxxxxx	11/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided	HELOC agreement is not dated or executed. Evidence of proceeds not provided in the file. Please provide a copy of the fully executed/dated HELOC agreement and proceeds.	Reviewer Comment (2025-01-23): Signed HELOC agreement provided. Evidence of initial drawn deposited into coborrower's account.

Reviewer Comment (2025-01-09): Received LOE is for the change in bank account that is utilized for income calculation. Please provide the document requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-12-26): Received same HELOC agreement that is not dated or executed. Also, received bank statement reflects the transaction is pending, and bank statement does not reflect borrower's name. Provide a copy of the fully executed/dated HELOC agreement and proceeds. Exception remains.
															01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823675	xxxxxx	32156284	xxxxxx	11/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The lender is using one statement from account xxxxxx from 9/2023 to make up the 12 month bank statements. There is no indication from the borrower on bank change or closure. The guidelines do not state this is allowed.		Reviewer Comment (2025-01-09): Received LOX from borrower regarding change in bank account. Exception cleared. Reviewer Comment (2024-12-13): The LOE is not acceptable. If the borrower closed one bank account and opened another, this will need to come from the borrower with an indication if any fraud transpired, etc.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823707	xxxxxx	32128652	xxxxxx	11/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Unit occupied as per appraisal		Reviewer Comment (2024-12-24): Received full lease agreement for the subject property. Exception cleared. Reviewer Comment (2024-11-21): The document on page 239 is an ext of lease only. The full lease agreement is required.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32128654	xxxxxx	11/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-21): FTP provided	11/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32128678	xxxxxx	11/18/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-21): FTP provided	11/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32134050	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the original credit report for the subject. Payoff & credit supplement was provided (guidelines do not say a credit supplement is allowed). Provide copy of Note or mortgage statement, along with 12 month VOM & 6 months pay history.		Reviewer Comment (2025-01-10): Received a copy of Note, more than 12 months of mortgage history and VOM. Exception cleared. Reviewer Comment (2024-12-24): Received copy of Note, 12 month VOM and 6 months pay history for borrower's primary residence. However, the document requested was for the subject property. Please provide the document as requested on the original condition. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32134057	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the original credit report for the borrower's primary residence. Credit supplement was provided which the guidelines do not say is allowed. Provide copy of Note, 12 month VOM and 6 months pay history.		Reviewer Comment (2024-12-24): Received copy of Note, 12 month VOM and 6 months pay history for borrower's primary residence. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32150158	xxxxxx	11/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title report reflets a child support judgment not addressed.		Reviewer Comment (2024-11-21): Clear FTP provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823707	xxxxxx	32234162	xxxxxx	11/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP provided post-review has the borrower's last name spelled incorrectly.		Reviewer Comment (2024-12-09): Email from title regarding correction to FTP provided Reviewer Comment (2024-12-02): The incorrect and correct FTP's are dated the same. Provide evidence of which came last. Email from title company stating updated policy is acceptable.	12/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823719	xxxxxx	32071299	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	Declaration section 5 A - Subject transaction is Refinance of Investment property, however provided 1003 declaration Section 5 A is checked as Yes. Provide corrected 1003. Also, on 1003 application xxxxxx is reflecting as "No primary housing expense" however in Section 3 xxxxxx is reflecting as Primary. Provide corrected 1003.		Reviewer Comment (2024-12-02): Updated 1003 provided Reviewer Comment (2024-11-25): The 1003 needs to be correct. Question 1 states borrower will occupy subject property as primary when it is an investment and if the borrower has no ownership in the property on xxxxxx then it should not reflect as a retained primary REO property.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32086117	xxxxxx	11/14/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-11-25): Clearance report provided	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32086330	xxxxxx	11/14/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-22): FTP provided	11/22/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32086334	xxxxxx	11/14/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-22): FTP provided	11/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32090067	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Per guidelines, the CPA must attest to preparing the most recent tax returns. If the CPA has not completed or filed the borrower's most recent business tax returns, the following must be provided: 2 months business bank statements for the most recent 2 months reflected on the P&L statement.		Reviewer Comment (2024-12-02): Updated CPA letter provided with attesation.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32125907	xxxxxx	11/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the VOM and 6 month pay history for the mortgage lien on REO property xxxxxx with a monthly payment of $843.38. Does not report on the credit report.	Reviewer Comment (2024-12-10): Received VOM for the REO property xxxxxx. Exception cleared.

Reviewer Comment (2024-12-06): The UW cert does not clear this condition. This loan was reviewed to 7.2024 investor guidelines which require the VOM.

Reviewer Comment (2024-12-02): Received HELOC agreement which reflects just taken out 7.2024. Statements for 8.2024-10.2024 provided for payment history. Pending receipt of VOM. A VOM Is part of the guideline requirements when the lien does not report on the credit report.

Reviewer Comment (2024-11-27): Received Mortgage Statement August, September and October. Provide the VOM and additional 3 months pay history for the mortgage lien on REO property xxxxxx. Exception remains.
															12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32125973	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial and Final 1003's reflect intent to occupy on Dec page		Reviewer Comment (2024-11-13): Client elect to waive			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No
xxxxxx	823719	xxxxxx	32125975	xxxxxx	11/14/2024	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Service Charges			Reviewer Comment (2024-11-13): Client elects to waive			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	N/A	Non QM	Yes
xxxxxx	823764	xxxxxx	32422326	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-30): Received Flood Certificate. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823764	xxxxxx	32422329	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-19): Client elects to waive. DI received dated xxxxxx: No Damage			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823764	xxxxxx	32427606	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided				Reviewer Comment (2025-01-13): Received POA. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823764	xxxxxx	32427646	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		CD reflects a PPP		Reviewer Comment (2025-01-10): Received Note Addendum - Prepayment. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	823764	xxxxxx	32427743	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent xxxxxx (only run on company) Full name must be run separately.		Reviewer Comment (2025-01-15): Received updated Fraud Report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823766	xxxxxx	32422266	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-27): Received Flood Certificate. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823766	xxxxxx	32422267	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-19): Client elects to waive. DI received dated xxxxxx: No Damage			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823766	xxxxxx	32427347	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided				Reviewer Comment (2024-12-30): Received Power of Attorney. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823766	xxxxxx	32452249	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The CD reflects a PPP.		Reviewer Comment (2025-01-10): Received Note Addendum - Prepayment. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	823766	xxxxxx	32452517	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent xxxxxx (only run on company) Full name must be run separately.		Reviewer Comment (2025-01-13): Received updated fraud report fraud and OFAC run separately on Settlement Agent. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823767	xxxxxx	32422365	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-01-13): Received Flood Certificate. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823767	xxxxxx	32422386	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-19): Client elects to waive. DI received dated xxxxxx: No Damage			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823767	xxxxxx	32452639	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent xxxxxx (only run on company) Full name must be run separately.		Reviewer Comment (2025-01-15): Received updated Fraud Report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823767	xxxxxx	32452650	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Final CD reflects a PPP.		Reviewer Comment (2025-01-10): Received Note Addendum - Prepayment. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	823768	xxxxxx	32159015	xxxxxx	11/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, authorized seller signor, xxxxxx, was not included on the fraud report.		Reviewer Comment (2024-12-05): Received Fraud and OFAC search run on seller xxxxxx. Exception cleared.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823797	xxxxxx	32069777	xxxxxx	11/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-11-20): FTP provided	11/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823797	xxxxxx	32069778	xxxxxx	11/11/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-11-20): FTP provided	11/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823797	xxxxxx	32069780	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-03): Property Inspection and Condition Report provided dated xxxxxx : No Damage	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823797	xxxxxx	32073803	xxxxxx	11/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear. HOI with no mortgagee is not acceptable. Fraud Report and Property Profile Report reflect an $83,000 mortgage lien with no release.		Reviewer Comment (2024-11-22): Received Property History report and discharge of deed to secure debt verifying the mortgage lien on the property has been released. Exception cleared. Reviewer Comment (2024-11-20): Received Property history report does not reflect the amount for the release. Provide the evidence to verify the mortgage lien is amount $83,000 is release. Exception remains.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823802	xxxxxx	32069040	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Appraisal effective date xxxxxx. Hurricane xxxxxx Disaster declaration date xxxxxx. The appraiser does not make comments regarding the disaster.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-19): Client elects to waive with verified compensation factors			11/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	823802	xxxxxx	32069242	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-11-20): S Reviewer Comment (2024-11-14): SitusAMC received rebuttal stating the document was Mailed on xxxxxx which is not within three days of application xxxxxx .Document should have been mailed atleast by xxxxxx or prior.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	823802	xxxxxx	32069243	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $90.40 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender Cure of $10.40 is reflecting on Final CD.		Reviewer Comment (2024-11-07): Sufficient Cure Provided At Closing		11/07/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	823802	xxxxxx	32073614	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-08): Client elects to waive			11/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32034683	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Transfer letter in file.		Reviewer Comment (2024-11-04): Client elects to waive			11/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32034709	xxxxxx	11/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.01 is less than Guideline PITIA months reserves of 12.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors			12/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32034726	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient Reserves		Reviewer Comment (2024-12-19): Loan has been designated as Non-QM so this exception is no longer valid	12/19/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823808	xxxxxx	32034727	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient Reserves		Reviewer Comment (2024-12-19): Loan has been designated as Non-QM so this exception is no longer valid	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32050120	xxxxxx	11/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Must provide current proof of the receipt of rental income. The deposits must be to a separate bank account. (Lease just started xxxxxx , however guidelines still require current rent receipt).		Reviewer Comment (2024-12-26): Evidence of the current receipt for rent received is in the file. Reviewer Comment (2024-12-19): Updated comments to current rent receipt. Bank statements provided do not reflect rent receipt. The rents for each lease are $1,200. None of the deposits equal to this and only reflect deposit. Reviewer Comment (2024-12-13): This loan was reviewed to lender's guidelines dated 8.2024. Page 49 Alt Doc Rental Income, bullet point item #2 requires the rent receipts.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32087935	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-06): Client elects to waive. Appraisal comments provided dated xxxxxx: No Damage Reviewer Comment (2024-11-12): Per guidelines for appraisals completed after the disaster event, the appraiser must comment on the adverse event and certify that there has been no change in the valuation. The appraiser did not provide comments.			01/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32579815	xxxxxx	01/06/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.69138% or Final Disclosure APR of 9.72300% is equal to or greater than the threshold of APOR 6.12% + 2.5%, or 8.62000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2025-01-07): Delivery provided	01/07/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32579816	xxxxxx	01/06/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2025-01-07): Delivery provided	01/07/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823808	xxxxxx	32587646	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-07): Client elects to waive			01/07/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823862	xxxxxx	32345009	xxxxxx	11/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	Hazard Policy is effective xxxxxx through xxxxxx . Need updated policy renewal effective xxxxxx xxxxxx .		Reviewer Comment (2024-12-05): Updated HOI provided	12/05/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	823866	xxxxxx	32347907	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2024-12-23): Received updated Fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823877	xxxxxx	32087198	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Required for both borrowers and must contain all participants.		Reviewer Comment (2025-01-08): Received updated Fraud report. Fraud and OFAC ran on the seller. Exception cleared. Reviewer Comment (2024-12-30): Received full fraud report. Provide OFAC and Fraud Report run on seller xxxxxx. Exception remains. Reviewer Comment (2024-11-19): Received same fraud report which was already in file. Provide Full fraud report. Also provide OFAC and Fraud Report run on seller xxxxxx. Exception remains.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	823886	xxxxxx	32125658	xxxxxx	11/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-02): FTP provided	12/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823886	xxxxxx	32125716	xxxxxx	11/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Account xxxxxx is reflecting Trust.		Reviewer Comment (2024-11-27): Received Trust Agreement. Exception cleared.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823886	xxxxxx	32125724	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for xxxxxx does not appear on the original credit report and was manually added to the credit supplement with a 6 month pay history. Provide the VOM.		Reviewer Comment (2024-12-26): Received VOM for xxxxxx. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823886	xxxxxx	32150871	xxxxxx	11/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Lien for $150 to City and County of xxxxxx not addressed (item #9)		Reviewer Comment (2024-11-25): Clear FTP provided	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823886	xxxxxx	32150904	xxxxxx	11/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC reflects fee added due to UW condition, which is insufficient information as to why fee was added to determine if COC is valid.		Reviewer Comment (2024-12-03): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		12/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823907	xxxxxx	32143664	xxxxxx	11/19/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide the RCE. The coverage must cover at minimum the loan amount.	Reviewer Comment (2024-12-27): Received updated HOI policy with increased Dwelling limit. Exception cleared.

Reviewer Comment (2024-12-20): The document is not an RCE. The document is used to derive how the appraiser can calculate the estimated cost new on the property. Based on the report and all figures the estimated cost new is $357,981. The covers is still short by $2,500. The HOI agent email was provided stating they are refusing to provide the RCE but that is not acceptable.

Reviewer Comment (2024-12-02): An lender cert is not acceptable for this. This would need to come from the agent and they system cannot accept recording. The investor will need to consider waiving with verified compensation factors.

Reviewer Comment (2024-11-21): The policy stating replacement cost does not mean the RCE is the dwelling coverage. The RCE will need to be provided.
															12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32143743	xxxxxx	11/19/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor requested exception approval - NSF activity exceeds allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-17): Client elects to waive with verified compensation factors			11/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32143753	xxxxxx	11/19/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception approval request - The subject is a Rural Property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-17): Client elects to waive with verified compensation factors			11/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32143799	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.13529% or Final Disclosure APR of 9.13700% is equal to or greater than the threshold of APOR 6.36% + 1.5%, or 7.86000%. Non-Compliant Higher Priced Mortgage Loan.	Due to missing verification preliminary and final appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-11-21): Delivery provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32143800	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification final appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-11-21): Delivery provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32143801	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Verification preliminary appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-11-21): Delivery provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32144235	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included on the fraud report.		Reviewer Comment (2024-11-22): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32153498	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,700.87 exceeds tolerance of $3,435.01. Insufficient or no cure was provided to the borrower. (7200)	The COC reflects a pricing hit due to investor exception, however the the appraisal was received xxxxxx and LOE on NSF's and bank statements on xxxxxx. The fee was not disclosed until closing which is not within 3 days of discovery.		Reviewer Comment (2024-12-09): SitusAMC received valid COC document. Reviewer Comment (2024-11-22): SitusAMC received COC dated xxxxxx stating pricing hit. However, we would require detailed reason as to why the loan discount point increased on Cd dated xxxxxx for $6700.87 or provide cure docs. Cure documents consist of post CD,LOX,Copy of refund check and proof of mailing.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823907	xxxxxx	32233799	xxxxxx	11/21/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisals in file have a completion date of xxxxxx and xxxxxx with their corresponding deliveries dated xxxxxx and xxxxxx . However, an additional delivery was provided post review dated xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-05): Lender attesation provided Reviewer Comment (2024-12-02): Appraisals need to be delivered to the borrower within 3 business days prior to consummation, therefore it is not standard practice to provide the appraisal at closing. Provide the appraisal that was delivered on xxxxxx as the previous appraisals provided already were sent to the borrower. If there is no other appraisal and the appraisals provided were sent to the borrower again on xxxxxx, provide a lender attestation for the file to that effect.	12/05/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823907	xxxxxx	32233804	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-21): Client elects to waive			11/21/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823922	xxxxxx	32239860	xxxxxx	11/27/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $95,904.91 is less than Cash From Borrower $96,201.31.	Reviewer Comment (2024-12-12): PC-CD and Final stamped closing statement supporting a reduction in cash to close provided.

Reviewer Comment (2024-12-11): PC-CD's are lender generated documents. If fees differ from the Final CD, then this must be supported by the final stamped closing statement which was not provided. POCB fee for $104 was added back to closing funds, however borrower is still short. Total cash to close needed is $96,201.31. The gift funds for $10.170 were also the EMD therefore cannot be double counted. Total assets including POCB fees and verified assets is $95,904.91.

Reviewer Comment (2024-12-11): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $95,800.91 is less than Cash From Borrower $96,201.31.

Reviewer Comment (2024-12-09): The only POCB fees per the Final CD were the appraisal and HOA fees. The EOI Direct invoice was not a POCB fee. Borrower is still short. The Gift fund for $10,170 was the EMD. Therefore, cannot double count.

Reviewer Comment (2024-12-09): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $94,750.91 is less than Cash From Borrower $96,201.31.
															12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823922	xxxxxx	32239899	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $247,684.02 is over disclosed by $360.83 compared to the calculated Amount Financed of $247,323.19 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $247,684.02 is over disclosed by $360.83 compared to the calculated Amount Financed of $247,323.19.	Reviewer Comment (2024-12-16): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-12-13): Proof of mailing is insufficient.  Please provide proof of receipt by borrower to complete remediation or resend via courier with tracking number.  Proof of receipt can be copy of cancelled check, or email from borrower stating check was received.

Reviewer Comment (2024-12-05): Finance Charge fees are: HOA Cert -$500, Origination - $1275, Interest - $1278.48, Processing Fee - $1195, Title - Courier - $124.83, Title -Loan Tie in - $325,Title - Processing - $200, Title - Recording Service Fee - $6, Title - Closing Fee - $1350, Title - Sub escrow - $62.50, Underwriting Fee -$1360.
																12/16/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823922	xxxxxx	32239900	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $402,064.41 is under disclosed by $360.83 compared to the calculated Finance Charge of $402,425.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $402,064.41 is under disclosed by $360.83 compared to the calculated Finance Charge of $402,425.24	Reviewer Comment (2024-12-16): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-12-13): Proof of mailing is insufficient.  Please provide proof of receipt by borrower to complete remediation or resend via courier with tracking number.  Proof of receipt can be copy of cancelled check, or email from borrower stating check was received.

Reviewer Comment (2024-12-05): Finance Charge fees are: HOA Cert -$500, Origination - $1275, Interest - $1278.48, Processing Fee - $1195, Title - Courier - $124.83, Title -Loan Tie in - $325,Title - Processing - $200, Title - Recording Service Fee - $6, Title - Closing Fee - $1350, Title - Sub escrow - $62.50, Underwriting Fee -$1360.
																12/16/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	823922	xxxxxx	32246305	xxxxxx	11/27/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	Provide the HOI and taxes for xxxxxx or proof the HOI and taxes provided covers this property as well.		Reviewer Comment (2024-12-06): DOT provided for property which reflects both addresses. A look up of the property reflects xxxxxx is an AKA for xxxxxx.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823933	xxxxxx	31991655	xxxxxx	10/31/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-31): Client elects to waive			10/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823933	xxxxxx	31991758	xxxxxx	10/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $286,208.51 is over disclosed by $75.00 compared to the calculated Amount Financed of $286,133.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $286,208.51 is over disclosed by $75.00 compared to the calculated Amount Financed of $286,133.51. It appears the Title-Courier Fee on the PC-CD was not included.	Reviewer Comment (2024-12-10): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-11-26): SitusAMC received Executed RTC's dated xxxxxx with added xxxxxx cancel by date..  However, unable to utilize to reopen rescission.  Cancel by Date was reflects the same day as receipt date (xxxxxx) and borrower was not provided a 3 business day waiting period to cancel..  Please provide proof of new reopening rescission to all consumers and cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-25): SitusAMC received Executed RTC's dated xxxxxx.  However, unable to utilize to reopen rescission.  Cancel by Date was not provided on the RTC's and borrower was not disclosed a cancel by date on the rescission.  Please provide proof of reopening rescission with a Cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-15): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund checks and proof of mailing.  As this is a material disclosure violation on a rescindable transaction, must also provide proof of reopening of rescission to all consumers.
																12/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823933	xxxxxx	31991761	xxxxxx	10/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $697,629.79 is under disclosed by $75.00 compared to the calculated Finance Charge of $697,704.79 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $697,629.79 is under disclosed by $75.00 compared to the calculated Finance Charge of $697,704.79. It appears the Title-Courier Fee on the PC-CD was not included.	Reviewer Comment (2024-12-10): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-11-26): SitusAMC received Executed RTC's dated xxxxxx with added xxxxxx cancel by date..  However, unable to utilize to reopen rescission.  Cancel by Date was reflects the same day as receipt date (xxxxxx) and borrower was not provided a 3 business day waiting period to cancel..  Please provide proof of new reopening rescission to all consumers and cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-25): SitusAMC received Executed RTC's dated xxxxxx.  However, unable to utilize to reopen rescission.  Cancel by Date was not provided on the RTC's and borrower was not disclosed a cancel by date on the rescission.  Please provide proof of reopening rescission with a Cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-15): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund checks and proof of mailing.  As this is a material disclosure violation on a rescindable transaction, must also provide proof of reopening of rescission to all consumers.
																12/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823933	xxxxxx	31991764	xxxxxx	10/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,000,814.79 is under disclosed by $181.00 compared to the calculated total of payments of $1,000,995.79 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,000,814.79 is under disclosed by $181.00 compared to the calculated total of payments of $1,000,995.79.	Reviewer Comment (2024-12-11): SitusAMC received PCCD, LOE, Copy of refund check, RTC and proof of delivery.

Reviewer Comment (2024-11-26): SitusAMC received Executed RTC's dated xxxxxx with added xxxxxx cancel by date..  However, unable to utilize to reopen rescission.  Cancel by Date was reflects the same day as receipt date (xxxxxx) and borrower was not provided a 3 business day waiting period to cancel..  Please provide proof of new reopening rescission to all consumers and cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-25): SitusAMC received Executed RTC's dated xxxxxx.  However, unable to utilize to reopen rescission.  Cancel by Date was not provided on the RTC's and borrower was not disclosed a cancel by date on the rescission.  Please provide proof of reopening rescission with a Cancel by Date no less than 3 business days from either consumer executed date or proof of delivery to borrower.

Reviewer Comment (2024-11-15): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund checks and proof of mailing.  As this is a material disclosure violation on a rescindable transaction, must also provide proof of reopening of rescission to all consumers.
																12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	823933	xxxxxx	32032586	xxxxxx	10/31/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Financing Statement on title. Provide the agreement to be included in the DTI.		Reviewer Comment (2024-11-01): Supplement provided reflecting #7 will be removed	11/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823935	xxxxxx	32046844	xxxxxx	11/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided	Exchange agreement missing for $530,879.15 & Exchange agreement missing for $2,251,489.67 or HUD's for property exchanges.	Reviewer Comment (2024-12-04): Received HUD for property exchange. Exception cleared.

Reviewer Comment (2024-12-02): Received closing statement however the document is not signed. Provide exchange agreement or executed HUDs for property exchanges. Exception remains.

Reviewer Comment (2024-11-13): The documents on pages 248-249 were already reviewed. Please review the exception comments. Exchange agreement missing for $530,879.15 & Exchange agreement missing for $2,251,489.67 or HUD's for property exchanges. These are neither exchange agreements nor the exchange property HUD's. Just confirmation funds were received and in holding. The source needs to be provided via an exchange agreement or the exchange property HUD's.
															12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823935	xxxxxx	32047000	xxxxxx	11/08/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide corrected 1003 to reflect currently renting for 6 months per VOR.		Reviewer Comment (2024-11-13): Received corrected 1003. Exception cleared.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823935	xxxxxx	32054962	xxxxxx	11/08/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		The POA does not contain an expiration date;	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-14): Received the same POA document which was already in file. Provide POA with an expiration date. Exception remains.			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	823941	xxxxxx	32274134	xxxxxx	12/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to accept a HOA delinquency rate, current at xxxxxx out of xxxxxx units, exceeding the 20% limit.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-04): Client elects to waive with verified compensation factors			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	823955	xxxxxx	32158462	xxxxxx	11/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-26): A UDN was provided.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158464	xxxxxx	11/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-22): Approval provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158645	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.17287% or Final Disclosure APR of 9.25700% is equal to or greater than the threshold of APOR 6.12% + 1.5%, or 7.62000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-03): SitusAMC received initial LE. Reviewer Comment (2024-12-03): The condition does not pertain to the appraisal delivery but the Right to Receive Appraisal Disclosure not received within 3 days of the loan application.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158646	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-19): Client elects to waive			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158682	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.		Reviewer Comment (2024-12-03): SitusAMC received initial LE. Reviewer Comment (2024-12-03): The condition does not pertain to the appraisal delivery but the Right to Receive Appraisal Disclosure not received within 3 days of the loan application. Reviewer Comment (2024-11-26): The Appraisal Acknowledgment received does not detail when the borrower was provided the appraisal. The form reflects one of two things has occurred and 2 option was waiving the 3-day rule which is unacceptable on HPML loans. Please provide proof the borrower had received the appraisal at least 3 days prior to closing.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158683	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2024-11-27): SitusAMC received xxxxxx CD 3 business days prior to consummation.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158684	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,080.78 may be required.	LE's were not submitted with the loan file.		Reviewer Comment (2024-11-27): Received final LE.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32158691	xxxxxx	11/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Allow for no Fidelity bond coverage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32161088	xxxxxx	11/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers must be self-employed for at least two (2) years. The business used to qualify must be open and active for 2 years. Documentation in file reflects business started in xxxxxx which is 1.20 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-03): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-26): There is a 2-year gap from when the sole ownership expired and the new LLC was started. Missing two years of the business being opened without any gaps.			12/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32165001	xxxxxx	11/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the primary residence. Credit supplement provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-03): Client elects to waive with verified compensation factors			12/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823955	xxxxxx	32275335	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Initial LE missing from loan file.		Reviewer Comment (2024-12-03): SitusAMC received initial LE.	12/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	823970	xxxxxx	32239325	xxxxxx	11/26/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-18): CDA received	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823995	xxxxxx	32036165	xxxxxx	11/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-04): Client elects to waive			11/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	823995	xxxxxx	32040674	xxxxxx	11/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing fraud and OFAC search for Settlement Agent, xxxxxx.		Reviewer Comment (2024-11-12): Received fraud and OFAC search for Settlement Agent, xxxxxx. Exception cleared.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824015	xxxxxx	32419815	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx .		Reviewer Comment (2025-01-06): SitusAMC received initial CD. Reviewer Comment (2025-01-01): SItusAMC received rebuttal stating initial CD sent to borrower on xxxxxx however there is no initial CD present in the file three days prior to closing date.Kindly provide initial CD three days prior to closing date.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824015	xxxxxx	32449117	xxxxxx	12/19/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	For the promissory Note for the borrower's private lien on the REO property, the pay history does not reflect the xxxxxx payment made. It is unclear if the borrower's are rolling 30 days late or paid ahead at one point.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors			12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824019	xxxxxx	32088154	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-11-20): Received updated Fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824019	xxxxxx	32088155	xxxxxx	11/14/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Perm Resident card.		Reviewer Comment (2024-12-06): Received all the pages of Form I - 797C. Exception cleared. Reviewer Comment (2024-11-19): Received Form I-797C page 1 of 2, provide all pages of Form I-797C. Exception remains.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824019	xxxxxx	32088157	xxxxxx	11/14/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-03): FTP provided	12/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824019	xxxxxx	32088158	xxxxxx	11/14/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-03): FTP provided Reviewer Comment (2024-11-20): Closing instructions are not acceptable for this. A title supplement or final title report will be required. Reviewer Comment (2024-11-19): Closing instructions are not acceptable for this. A title supplement or final title report will be required.	12/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824019	xxxxxx	32090815	xxxxxx	11/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for POA on incorrect form. Document does not have an expiration date and does not specify this transaction.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-13): Client elects to waive with verified compensation factors			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824019	xxxxxx	32126799	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the statement to verify taxes and insurance are escrowed.		Reviewer Comment (2024-11-19): Received Pay history reflecting taxes and insurance are escrowed. Exception cleared.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824071	xxxxxx	32075239	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.68559% or Final Disclosure APR of 9.68500% is equal to or greater than the threshold of APOR 6.12% + 1.5%, or 7.62000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-11-26): Evidence of delivery for all appraisals were provided.

Reviewer Comment (2024-11-21): Received 9.25 appraisal and delivery. Pending receipt of delivery of the xxxxxx appraisal. Delivery provided for xxxxxx and xxxxxx appraisals only.

Reviewer Comment (2024-11-20): No new documents received. Please try uploading again.

Reviewer Comment (2024-11-19): The same documents were provided that were previously provided. Please see comments from xxxxxx : Condition is due to appraisal delivery receipt. Provide evidence of delivery of the appraisal completed xxxxxx  Delivery in file is dated xxxxxx which is prior to the completion of this report and the delivery dated xxxxxx for the most recent appraisal with a completion date of xxxxxx

Reviewer Comment (2024-11-15): Condition is due to appraisal delivery receipt. Provide evidence of delivery of the appraisal completed xxxxxx  Delivery in file is dated xxxxxx which is prior to the completion of this report and the delivery dated xxxxxx for the most recent appraisal with a completion date of xxxxxx
															11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32075240	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-11-15): Delivery of appraisal provided	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32075274	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $12,469.96 exceeds tolerance of $10,430.39. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2024-12-08): SitusAMC received exception approval letter for change in pricing. Reviewer Comment (2024-11-19): SitusAMC Received COC dated xxxxxx stating underwriting guideline exception hit applied; however, require detail information about the guideline hit. Provide additional information or provide Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.	12/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824071	xxxxxx	32075275	xxxxxx	11/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (75106)	COC is not specific as to why an desk review was added. Only states UW condition.		Reviewer Comment (2024-11-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824071	xxxxxx	32075290	xxxxxx	11/12/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Investor Exception in file LTV of 85% exceeds max allowed of 80% for a FTHB living rent free.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-11-11): Client elects to waive with verified compensation factors			11/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32085668	xxxxxx	11/12/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.	Reviewer Comment (2024-11-21): xxxxxx and xxxxxx appraisals provided

Reviewer Comment (2024-11-20): No new documents received. Please try uploading again.  Comments on xxxxxx : Received appraisal dated xxxxxx  However, post review in trailing documents, there is a delivery of an appraisal on xxxxxx which is prior to the completion date of the xxxxxx report. Provide the prelim appraisal for the delivery on xxxxxx

Reviewer Comment (2024-11-19): No new documents received. Please review comments on xxxxxx : Received appraisal dated xxxxxx  However, post review in trailing documents, there is a delivery of an appraisal on xxxxxx which is prior to the completion date of the xxxxxx report. Provide the prelim appraisal for the delivery on xxxxxx

Reviewer Comment (2024-11-15): Received appraisal dated xxxxxx  However, post review in trailing documents, there is a delivery of an appraisal on xxxxxx which is prior to the completion date of the xxxxxx report. Provide the prelim appraisal for the delivery on xxxxxx
															11/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32152103	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:13403 xxxxxx	Provide evidence of delivery of the appraisal completed xxxxxx Delivery in file is dated xxxxxx which is prior to the completion of this report and the delivery dated xxxxxx is for the most recent appraisal with a completion date of xxxxxx		Reviewer Comment (2024-11-21): 9.25 appraisal and delivery provided. See new condition for the delivery of the xxxxxx appraisal. Reviewer Comment (2024-11-19): The same documents were provided that were previously provided. Please see comments from xxxxxx : Condition is due to appraisal delivery receipt. Provide evidence of delivery of the appraisal completed xxxxxx Delivery in file is dated xxxxxx which is prior to the completion of this report and the delivery dated xxxxxx for the most recent appraisal with a completion date of xxxxxx	11/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32234047	xxxxxx	11/21/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:13403 xxxxxx	Provide delivery of the xxxxxx appraisal. Delivery provided for xxxxxx and xxxxxx appraisals only.		Reviewer Comment (2024-11-26): Evidence of delivery for all appraisals were provided.	11/26/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32258753	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Client:13403 xxxxxx			Reviewer Comment (2024-11-26): The client elects to waive.			11/26/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824071	xxxxxx	32329975	xxxxxx	12/08/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)			Reviewer Comment (2024-12-08): Sufficient Cure Provided At Closing		12/08/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824081	xxxxxx	32164620	xxxxxx	11/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the borrower's primary residence. Credit Supplement provided in lieu of.		Reviewer Comment (2025-01-14): Received VOR for the borrower's primary residence. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824083	xxxxxx	32127074	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Loan Amount is incorrect.		Reviewer Comment (2024-12-13): Received Business Purpose Certificate. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824083	xxxxxx	32127129	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and payoff received for subject property lien which does not appear on the credit report. Pending receipt of the 6 month pay history.		Reviewer Comment (2025-01-14): Received 6 months pay history. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824087	xxxxxx	32196700	xxxxxx	11/26/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. . Sec ID: 128	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-12-10): CDA provided	12/10/2024			1	D	A	A	A	D	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
xxxxxx	824087	xxxxxx	32196753	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-12-02): SitusAMC received initial LE dated xxxxxx .	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
xxxxxx	824087	xxxxxx	32243698	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, a WVOE xxxxxx form 1005 must be completed to verify variable income. TWN was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-06): Thid party verification for employment is already in file. However, the guidelines require xxxxxx 1005 WVOE detailing base, overtime or bonus earnings for the variable income. Exception remains.			12/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
xxxxxx	824087	xxxxxx	32286977	xxxxxx	12/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $768.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $768.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-12-05): SitusAMC Received Valid COC along with revised LE dated xxxxxx .	12/05/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes
xxxxxx	824091	xxxxxx	32576407	xxxxxx	01/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request in file for Property Type and Use of Rental income from ADU unit for DSCR to be >1. Subject is a newly converted xxxxxx with ADU - per occupancy certificate attached. Appraiser indicates that due to the zoning subject is legally a 2 unit + ADU. Appraiser, however appraised the subject as a 3 Unit with provided sales comparable for Triplexes to support value. Rental income from all 3 units are required for DSCR to be >1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824091	xxxxxx	32576713	xxxxxx	01/10/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-17): Received Final Title. Exception cleared.	01/17/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824091	xxxxxx	32576733	xxxxxx	01/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-17): Received Final Title. Exception cleared.	01/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824091	xxxxxx	32618158	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-22): Client elects to waive. PDI received dated xxxxxx: No Damage			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824094	xxxxxx	32239169	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines written Verification of Employment form (xxxxxx Form 1005) completed by the employer must be obtained and analyzed for borrower's employment at xxxxxx. TWN was provided in lieu of.	Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-05): Thid party verifier for employment verification is already in file. However, the guidelines require xxxxxx 1005 WVOE detailing base, overtime or bonus earnings for the variable income. Exception remains.			12/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824125	xxxxxx	32252728	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-26): Client elects to waive. Appraisal comments provided on xxxxxx: No Damage			11/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824125	xxxxxx	32253262	xxxxxx	11/27/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Investor Exception - 1007/Rent Comparable not provided for departure residence.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-26): Client elects to waive with verified compensation factors			11/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824125	xxxxxx	32257995	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $398,103.54 is over disclosed by $585.00 compared to the calculated Amount Financed of $397,518.54 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Final CD reflects the appraisal was paid to an AMC. The invoice provided does not break down the appraisal fee and AMC fee.		Reviewer Comment (2024-12-26): Cure docs received Reviewer Comment (2024-12-09): SitusAMC received PCCD, LOE and copy of refund check. Please provide proof of mailing to complete remediation. Reviewer Comment (2024-12-03): Finance charge is under disclosed in the amount of $160.00. Remediation requires PCCD, LOE, copy of refund check and proof of mailing to cure.		12/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	824125	xxxxxx	32257996	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $706,675.45 is under disclosed by $585.00 compared to the calculated Finance Charge of $707,260.45 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Final CD reflects the appraisal was paid to an AMC. The invoice provided does not break down the appraisal fee and AMC fee.		Reviewer Comment (2024-12-26): Cure docs received Reviewer Comment (2024-12-03): Finance charge is under disclosed in the amount of $160.00. Remediation requires PCCD, LOE, copy of refund check and proof of mailing to cure.		12/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	824130	xxxxxx	32087663	xxxxxx	11/14/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-21): Received Title Final. Exception cleared.	11/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
xxxxxx	824130	xxxxxx	32087665	xxxxxx	11/14/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-21): Received Title Final. Exception cleared.	11/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
xxxxxx	824130	xxxxxx	32087722	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim xxxxxx)	LE dated xxxxxx was issued the same day as the initial CD dated xxxxxx .		Reviewer Comment (2024-12-05): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-12-03): SitusAMC received rebuttal for request for exception. However, there is no exception or cure for a timing violation. Final LE issued on xxxxxx and Iniail CD issued on xxxxxx. Cannot be cured or exception granted. Reviewer Comment (2024-11-27): Comment appears to be for a different exception. Timing exception results from revised LE xxxxxx was provided same day as initial CD dated xxxxxx .			12/05/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No
xxxxxx	824130	xxxxxx	32087724	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $120,782.80 is over disclosed by $97.00 compared to the calculated Amount Financed of $120,685.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $120,782.80 is over disclosed by $97.00 compared to the calculated Amount Financed of $120,685.80. The CDA invoice reflects an appraisal management fee of $85 that was not included.	Reviewer Comment (2024-12-11): SitusAMC received PCCD, LOE, Copy of refund check, Reopening of RTC and proof of delivery.

Reviewer Comment (2024-12-04): Upon review, the amount of the cure is sufficient to cover the finance charge under disclosure.  However, the finance charge is a material exception and requires a new LOE (provided LOE only mentions curing tolerance exceptions) re-opening of rescission and proof of delivery of RTC.

Reviewer Comment (2024-11-29): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  However, the cure refund of $566 was insufficient to cure the Finance Charge violation of $97.00.  0% tolerance violations totaled $554 for the Discount & Appraisal fees.  This leaves $12 cure amount and shortage of $85. The discount points appear to have been included in the lender's finance charge calculation and matched to the compliance report and the 0% tolerance cure on this amount cannot be utilized for the finance charge underdfisclosure. It appears the lender did not include the AMC fee of $85 in the finance charge calculation which appears to be a factor in the underdisclosure.  To cure the current underdisclosure, would need to provide copy of additional cure refund of $85, proof of mailing and proof of reopening of rescission to all consumers as this is material disclosure violation on a rescindable transaction.
																12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
xxxxxx	824130	xxxxxx	32087725	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $217,291.26 is under disclosed by $97.00 compared to the calculated Finance Charge of $217,388.26 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $217,291.26 is under disclosed by $97.00 compared to the calculated Finance Charge of $217,388.26. The CDA invoice reflects an appraisal management fee of $85 that was not included.	Reviewer Comment (2024-12-11): SitusAMC received PCCD, LOE, Copy of refund check, Reopening of RTC and proof of delivery.

Reviewer Comment (2024-12-04): Upon review, the amount of the cure is sufficient to cover the finance charge under disclosure.  However, the finance charge is a material exception and requires a new LOE (provided LOE only mentions curing tolerance exceptions) re-opening of rescission and proof of delivery of RTC.

Reviewer Comment (2024-11-29): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  However, the cure refund of $566 was insufficient to cure the Finance Charge violation of $97.00.  0% tolerance violations totaled $554 for the Discount & Appraisal fees.  This leaves $12 cure amount and shortage of $85. The discount points appear to have been included in the lender's finance charge calculation and matched to the compliance report and the 0% tolerance cure on this amount cannot be utilized for the finance charge underdfisclosure. It appears the lender did not include the AMC fee of $85 in the finance charge calculation which appears to be a factor in the underdisclosure.  To cure the current underdisclosure, would need to provide copy of additional cure refund of $85, proof of mailing and proof of reopening of rescission to all consumers as this is material disclosure violation on a rescindable transaction.
																12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
xxxxxx	824130	xxxxxx	32087726	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,030.00 exceeds tolerance of $1,561.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,030.00 exceeds tolerance of $1,561.00. Insufficient or no cure was provided to the borrower. Valid COC not provided. There is a COC in file dated xxxxxx but not corresponding LE.		Reviewer Comment (2024-12-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		12/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
xxxxxx	824130	xxxxxx	32087727	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $740.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $740.00. Insufficient or no cure was provided to the borrower. Valid COC not provided. There is a COC in file dated xxxxxx but not corresponding LE.		Reviewer Comment (2024-12-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		12/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
xxxxxx	824130	xxxxxx	32126198	xxxxxx	11/14/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
xxxxxx	824130	xxxxxx	32126283	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, variable income must be verified by a xxxxxx form 1005. TWN was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-20): Client elects to waive with verified compensation factors			11/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
xxxxxx	824131	xxxxxx	32353835	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signors. xxxxxx, were not included in the report.		Reviewer Comment (2024-12-24): Received updated fraud report. Fraud and OFAC ran on the authorized signor of the seller. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824131	xxxxxx	32354939	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Undisclosed Debt Credit. Fee Amount of $43.45 exceeds tolerance of $22.00. Insufficient or no cure was provided to the borrower. (7543)	Undisclosed Debt Credit Fee was last disclosed as $22.00 on LE but disclosed as $43.45 on Final Closing Disclosure. Tolerance violation of $21.45. File does not contain a valid COC for this fee. Cure of $21.72 is insufficient to cure total tolerance violation of $5,246.05.		Reviewer Comment (2024-12-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	824131	xxxxxx	32354940	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $12,444.60 exceeds tolerance of $7,220.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee was last disclosed as $7,220.00 on LE but disclosed as $12,444.60 on Final Closing Disclosure. Tolerance violation of $5,224.60. File does not contain a valid COC for this fee, nor evidence of cure in file. Cure of $21.72 is insufficient to cure total tolerance violation of $5,246.05.	Reviewer Comment (2025-01-07): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-12-27): SitusAMC received Copy of refund check .However, the UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure the exception.

Reviewer Comment (2024-12-23): SitusAMC received Post CD, LOX and proof of mailing. However, we would also require copy of refund check and also UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing  and copy of refund check required to cure.
																01/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	824157	xxxxxx	32156780	xxxxxx	11/20/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx of as well as there is an appraisal delivery receipt in file dated xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-22): Prelim appraisal provided	11/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824157	xxxxxx	32156791	xxxxxx	11/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception for Borrower having less than 2 years self-employment (2 years required)	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors			11/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824157	xxxxxx	32156858	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-18): Client elects to waive			11/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824164	xxxxxx	32163316	xxxxxx	11/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-29): Received Credit Report - Gap. Exception cleared.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824164	xxxxxx	32164666	xxxxxx	11/25/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-29): Received Title Final. Exception cleared.	11/29/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824164	xxxxxx	32164672	xxxxxx	11/25/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-29): Received Title Final. Exception cleared.	11/29/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824174	xxxxxx	32366601	xxxxxx	12/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-30): The final TPOL was provided.	12/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824174	xxxxxx	32417793	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title. (Note reflects the lien encumbers 2 properties).		Reviewer Comment (2025-01-02): Clear FTP provided Reviewer Comment (2024-12-30): The final title policy provided is not for the subject property.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824174	xxxxxx	32427866	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Certificate of Good Standing indicates the business was revoked on xxxxxx for failure to pay annual reports. As of xxxxxx , business has not been reinstated.		Reviewer Comment (2024-12-18): Update COGS provided. Suspension ended xxxxxx and annual report filed xxxxxx . Prior to closing.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824174	xxxxxx	32427870	xxxxxx	12/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the borrower's primary residence reflects a deferred balance. Provide the date the deferral agreement was put in place. Must meet credit guidelines.		Reviewer Comment (2024-12-18): Deferral agreement provided. > 2 years ago. Meets LTV restrictions	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824186	xxxxxx	32094276	xxxxxx	11/14/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-25): FTP provided	11/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	824186	xxxxxx	32094277	xxxxxx	11/14/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-25): FTP provided	11/25/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	824186	xxxxxx	32127475	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Variable income was utilized in the review. Per guidelines, xxxxxx 1005 WVOE needs to be provided. Previous year paystub provided in lieu of. Further, the guidelines require the variable income being used to have been received for 2+ years. Only 1 year verification was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-02): Received Work Number. However, the guidelines require xxxxxx 1005 WVOE detailing base, overtime or bonus earnings for the variable income. Exception remains.			12/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	824215	xxxxxx	32072995	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Require Currency Convertor from XE.com or from wall street journal. (amount 327392.75, xxxxxx)		Reviewer Comment (2024-12-09): Historical currency rate provided Reviewer Comment (2024-12-05): The exchange rate for Zar to USD has increased since October 2024. Provide the historical rates for Zar in October 2024. Reviewer Comment (2024-11-15): The currency converters provided are not for the most recent balances. The most recent balance was listed in the original condition. Further, the exchange rates must be from time of last statement.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824215	xxxxxx	32073004	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Require Currency Convertor from XE.com or from wall street journal. (amount 113.86, xxxxxx)		Reviewer Comment (2024-12-09): Historical rates and conversion provided Reviewer Comment (2024-12-05): The exchange rate for Zar to USD has increased since October 2024. Provide the historical rates for Zar in October 2024. Further, the exchange rate provided does not cover the last ending balance for this account. Reviewer Comment (2024-11-15): The currency converters provided are not for the most recent balances. The most recent balance was listed in the original condition. Further, the exchange rates must be from time of last statement.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824215	xxxxxx	32073007	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-11-15): Client elects to waive. CDAIR received dated xxxxxx: No Damage			11/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824215	xxxxxx	32073370	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Foreign Business Affidavit not provided		Missing Foreign Business Affidavit for xxxxxx		Reviewer Comment (2025-01-08): Document provided Reviewer Comment (2024-11-26): Missing Foreign Business Affidavit for xxxxxx. The Business Purpose & Occupancy Affidavit was provided and was already in the file.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824217	xxxxxx	32164545	xxxxxx	11/25/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003 to reflect borrower owns primary residence. Mortgage is in spouses name but borrower has vested ownership per property profile report.		Reviewer Comment (2024-12-17): Received corrected 1003. Exception cleared. Reviewer Comment (2024-12-04): All pages of the corrected 1003 are required.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824232	xxxxxx	32275305	xxxxxx	12/04/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2024-12-12): The RCE was provided reflecting the HOI coverage is acceptable.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824232	xxxxxx	32275343	xxxxxx	12/04/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Subject property was previously listed for sale on xxxxxx for xxxxxx and appraisal report shows it expired on xxxxxx . An expired listing is a property that was put up for sale but didn't sell within the agreed-upon time frame. Provide evidence of cancellation for listing.		Reviewer Comment (2024-12-12): An appraisal with an updated listing expiration date of xxxxxx was provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824244	xxxxxx	32094040	xxxxxx	11/15/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion (report) date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-11-18): Prelim appraisal provided Reviewer Comment (2024-11-15): The same CDA was provided that was in file at time of review. Please review original condition. The CDA reflects an appraisal was reviewed with a completion (report) date xxxxxx . Provide the corresponding appraisal dated xxxxxx . Comment	11/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824244	xxxxxx	32094081	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	The expiration on the RTC is the same as the disbursement date on the Final CD and Final Settlement Statement. 3 days recession was not provided.	Reviewer Comment (2024-11-29): Letter of Explanation, Proof of Delivery, and Re-open Rescission documents provided

Reviewer Comment (2024-11-25): Received LOE to borrower, evidence of delivery to borrower, and rescission period re-opened provided new rescission. However, condition cannot be cured until new rescission ends. Re-queue the condition on xxxxxx .

Reviewer Comment (2024-11-22): Unsigned RTC forms provided, however rescission started from when the borrower received the new RTC forms. The tracking reflects the RTC forms are in transit as of xxxxxx . No evidence of receipt or delivery to borrower. It is not known if a new recession period was given until the borrower received the new RTC forms. Further, the LOE to borrower was also not provided which is part of the cure provisions as well as the condition cannot be cured until it is known if the recession period was met/after the rescission period expires.

Reviewer Comment (2024-11-15): The same RTC's were provided that were in file at time of review. The loan closed xxxxxx . The RTC was signed xxxxxx and the expiration date is xxxxxx . The Final CD and Final Settlement Statement reflect a disbursement date of xxxxxx . The loan cannot disburse until after the recission period ends which would be xxxxxx at midnight. First eligible disbursement date is xxxxxx . 3 day rescission was not provided.
																11/29/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824244	xxxxxx	32094082	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not found		Reviewer Comment (2024-11-20): SitusAMC received Attestation letter and disclosure Tracking for CD dated xxxxxx received to consumer 3 business days prior to the consummation. Reviewer Comment (2024-11-19): SitusAMC received rebuttal, however CD dated xxxxxx . The mailbox rule is applied therefore receipt date is xxxxxx . Consummation date is xxxxxx . xxxxxx is day 1, xxxxxx is day 2. Please provide documentation if the CD was received xxxxxx (day 3) or earlier for review.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824244	xxxxxx	32126243	xxxxxx	11/15/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-11-15): Supplement provided	11/15/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824244	xxxxxx	32142335	xxxxxx	11/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT reflects a PUD rider attached, however the appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2024-11-22): Updated appraisal provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824246	xxxxxx	32158346	xxxxxx	11/22/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Drive missing in Street address		Reviewer Comment (2024-11-27): Received corrected Hazard Insurance document. Exception cleared.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824246	xxxxxx	32158347	xxxxxx	11/22/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $82,124.99 is less than Cash From Borrower $82,277.18.	Reviewer Comment (2025-01-05): POCB for invoice provided

Reviewer Comment (2024-12-20): The borrower did not only need 3,636.78 to close. The borrower needed a total of $82,124.99. There were 2 deposits transferred + cash to close + POCB fee. Newly opened account xxxxxx was provided with additional funds from Actinver overseas account and added to closing funds. Funds up until closing utilized. The borrower is still short. Provide the paid invoice for the POCB fee for further testing.

Reviewer Comment (2024-12-20): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $77,830.40 is less than Cash From Borrower $82,277.18.

Reviewer Comment (2024-12-03): Foreign funds can only be used for reserves.
															01/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824246	xxxxxx	32190042	xxxxxx	11/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Provide the currency converter for account xxxxxx from XE.com or the Wall Street Journal. Balance of $37,335.76 reflects xxxxxx. A closing spot exchange rate is the current price at which one currency can be exchanged for another at a specific time. It's the price that a trader pays to buy another currency in the open market.		Reviewer Comment (2024-12-03): Received exchange rate from XE.com. A look up reflects the rate was higher back in xxxxxx than today. Accepting currency converter. Reviewer Comment (2024-11-27): As per guidelines assets must be verified in U.S. Dollar equivalency at the current exchange rate via either www.xe.com or the Wall Street Journal conversion table. Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824246	xxxxxx	32190278	xxxxxx	11/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.81 is less than Guideline PITIA months reserves of 6.00.	Provide the currency converter for account xxxxxx from XE.com or the Wall Street Journal. Balance of $37,335.76 reflects xxxxxx. A closing spot exchange rate is the current price at which one currency can be exchanged for another at a specific time. It's the price that a trader pays to buy another currency in the open market.		Reviewer Comment (2024-12-03): Received exchange rate from XE.com. A look up reflects the rate was higher back in xxxxxx than today. Accepting currency converter. Reviewer Comment (2024-11-27): As per guidelines assets must be verified in U.S. Dollar equivalency at the current exchange rate via either www.xe.com or the Wall Street Journal conversion table. Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32354666	xxxxxx	12/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-30): The final title policy was provided.	12/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32354869	xxxxxx	12/16/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: City name Differs. xxxxxx.		Reviewer Comment (2024-12-30): An updated CDA was provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32354871	xxxxxx	12/16/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City name Differs. xxxxxx.		Reviewer Comment (2025-01-09): Updated flood cert provided Reviewer Comment (2025-01-06): The same flood cert was provided that was in file at time of review. The city per the Note is xxxxxx.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32373045	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in an LLC, however the signature on the DOT +Riders only reflect the Guarantor name. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-01-16): LOE and mailing label provided. Tracking reflects dropped off for delivery. Reviewer Comment (2025-01-16): Received corrected DOT + Riders and Lender's letter of intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32373054	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an LLC, however the signature on the Note + addendums only reflect the Guarantor name. Provide the corrected and executed Note + addendums, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-12-16): Client elects to waive			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32373247	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Certificate of Good Standing indicates the business was revoked on xxxxxx for failure to pay annual reports. As of xxxxxx , business has not been reinstated.		Reviewer Comment (2024-12-17): Updated COGS provided. Reflects suspension ended xxxxxx and last annual report filed at that time. Prior to closing.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32417572	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The VOM for the borrower's primary residence reflects a deferred balance. Provide the date the deferral agreement was put in place. Must meet credit guidelines.		Reviewer Comment (2024-12-17): Deferral agreement provided. > 24 months. Meets LTV restriction requirements.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824268	xxxxxx	32417619	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title. (Note reflects the lien encumbers 2 properties).		Reviewer Comment (2024-12-30): The final title policy was provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824276	xxxxxx	32085847	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing. Provide Fraud Report including OFAC SDN screening for all transaction participants.		Reviewer Comment (2024-11-20): Received Fraud report including OFAC SDN screening for all transaction participants. Exception cleared.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824276	xxxxxx	32090264	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Purchase transactions: Single deposit that exceeds 100% of the total monthly income is to be sourced for personal accounts owned by the borrower. Please provided SOF for the $7,891.00 deposit made into xxxxxx on xxxxxx .		Reviewer Comment (2024-12-04): Removed large deposit from closing and reserves. Added POCB fees to closing funds. Borrower no longer needs large deposit to qualify. Reviewer Comment (2024-11-21): Excluding the large deposit, the borrower is short closing funds by $977.36. Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 on the Final CD.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824289	xxxxxx	32087924	xxxxxx	11/14/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The Hazard Insurance Policy address reflects xxxxxx vs Note address xxxxxx.		Reviewer Comment (2024-12-09): Updated HOI provided	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824289	xxxxxx	32087928	xxxxxx	11/14/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood certificate address reflects xxxxxx vs Note address xxxxxx. Provide updated Flood Certificate to reflect the complete address on it.		Reviewer Comment (2024-11-15): Updated flood cert provided	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824289	xxxxxx	32088097	xxxxxx	11/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.93 is less than Guideline PITIA months reserves of 6.00.	There is a PC-CD in file with a reduction in cash to close, however the final stamped settlement statement was not provided to support.		Reviewer Comment (2024-11-18): Paid invoice for POCB provided Reviewer Comment (2024-11-15): Closing statement provided that matches PC-CD, however borrower is still short reserves. Provide the paid invoice for the POCB. Reviewer Comment (2024-11-15): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 5.35 is less than Guideline PITIA months reserves of 6.00.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824292	xxxxxx	32283754	xxxxxx	12/05/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-12-09): Supplement provided Reviewer Comment (2024-12-06): Document cold not be found in file. Provide the supplemental report with the title coverage. The supplemental reports in file do not have an insured amount.	12/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824292	xxxxxx	32283775	xxxxxx	12/05/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.77 is less than Guideline PITIA months reserves of 4.00.		Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-09): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-06): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx ttlement Statement/CD. After total cash to close, borrower is short reserves.			12/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824292	xxxxxx	32283783	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-12-09): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-12-06): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx ttlement Statement/CD. After total cash to close, borrower is short reserves.	12/09/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824292	xxxxxx	32283789	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-12-09): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-12-06): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx ttlement Statement/CD. After total cash to close, borrower is short reserves.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824306	xxxxxx	32075844	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-11-15): ACH provided	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824306	xxxxxx	32075859	xxxxxx	11/13/2024	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: xxxxxx // Account Type: Savings / Account Number: xxxxxx			Reviewer Comment (2024-12-03): Updated bank statements and currency converter provided. Exchange rates have decreased since 9.23.2024, therefore accepting converter. Reviewer Comment (2024-11-25): Note, if an updated statement is provided, a new currency converter matching that ending balance will need to be provided.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824306	xxxxxx	32088358	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Missing for the Savings account xxxxxx.		Reviewer Comment (2024-11-25): Accepting exchange rate provided as exchange rate back in July was higher than current exchange rate which is lower. Reviewer Comment (2024-11-15): Having xxxxxx branches and being FDIC insured does not clear the issue of foreign currency. The currency converter from xe.com or wall street journal is required.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824306	xxxxxx	32091086	xxxxxx	11/13/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $443,936.18 is less than Cash From Borrower $461,231.37.	Foreign Funds not FDIC insured can only be used for reserves. xxxxxx is not FDIC insured.		Reviewer Comment (2024-11-25): Accepting exchange rate provided as exchange rate back in July was higher than current exchange rate which is lower. Reviewer Comment (2024-11-15): Agreed xxxxxx has xxxxxx branches and is FDIC insured, however, having xxxxxx branches and being FDIC insured does not clear the issue of foreign currency. The currency converter from xe.com or wall street journal is required.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824311	xxxxxx	32303888	xxxxxx	12/09/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Investor Exception: NSF requirement limit not met. As per guidelines up to five (5) occurrences in the most recent 12-month time period are acceptable. 11 occurrences.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-06): Client elects to waive with verified compensation factors			12/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32304136	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.95857% or Final Disclosure APR of 8.96300% is equal to or greater than the threshold of APOR 6.83% + 1.5%, or 8.33000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-23): Delivery and evidence of receipt by borrower received.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32304137	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.			Reviewer Comment (2024-12-12): Second appraisal provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32304140	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,550.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-12-04): Sufficient Cure Provided At Closing		12/04/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824311	xxxxxx	32304146	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $369,122.51 is over disclosed by $300.00 compared to the calculated Amount Financed of $368,822.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Invoices in file for both appraisals reflect $200 paid in appraisal management fees totaling $400.	Reviewer Comment (2025-01-09): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-01-02): Appraisal invoices reflect 2 separate invoices that appears to reflect 2 appraisals were completed and this appears upported by the UCDP Submission Summary Report (SSR) that reflects Appraisal 1 and Appraisal 2, 10-25 Invoice reflects total of $600 broken down as $400 vendoir and $200 management.  11-25 invoice reflects total of $950 with $750 vendor and $200 management.  Together they total the total appraisal amount of $1550.  Baseline was $800 on the initial LE, this increased appraisal costs by $750 for which a cure refund for Fee Tolerance violation for the appraisal fee.  The AMC portion however is separate testing as a finance charge as SitusAMC does not have lender information breaking down the services that were included in the Management fee portion ($200 for each appraisal) and is tested as a finance charge.  Within the baseline we can document that $200 of the total $600 was AMC fee and would not be part of the fee tolerance refund cure at closing.  As the baseline was $800 and appraisal 1 was only $600, this left $200 portion to be utilized for the appraisal 2 cost which totaled $950.  As vendor portion was $750 which also same amount as the cure refund, we can then calculate that the other $200 for the appraisal 2 mgmt fee would be part of the original $800 baseline and not part of the cure refund at closing on the appraisal fee tolerance violation.  Total underdisclosure was $300 and AMC portions were $400, thus the $750 appears to be separate for the appraisal portion of 0% fee tolerance violation.  Regulations state: SFA Compliance Review Scope - TRID GRID 4.0 under Remediation Types A & B reflects the cure requirements and the difference in Type A for Good Faith Fee Tolerance (completed at closing on the appraisal fee which increased from baseline $800 to $1550 for $750 cure and Type B for TILA Section 130(b) Correction - with Restitution, which would cure for the portion that is the material disclosure underdisclosure on the Finance Charge portion.  As these are 2 separate remediation types and regulation restitutions, it must be determined the portion for the Finance Charge underdisclosure on the TILA Section 130(b) cure. Section 130(b) provides the optional cure procedure which necessitate reimbursement to the borrower within 60 days after discovery: TILA 130(b) (b) CORRECTION OF ERRORS.--A creditor or assignee has no liability under this section or section 108 or section 112 for any failure to comply with any requirement imposed under this chapter or chapter 5, if within sixty days after discovering an error, whether pursuant to a final written examination report or notice issued under section 108(e)(1) or through the creditor's or assignee's own procedures, and prior to the institution of an action under this section or the receipt of written notice of the error from the obligor, the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower. If the lender does not refund the underdisclosed amount, then the exception will not be considered cured and will remain an outstanding EV3.  Lender can provide written attestation if they feel the AMC portions were 4c7 services and give the services and purposes breaking down both $200 AMC fees to further determine if finance charge, or based on the breakdown of the fee tolerance violation vs this 130(b) TILA correction, a cure would be due for the underdisclosure amount of the AMC fees.  Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $300 and proof of mailing to cure.

Reviewer Comment (2024-12-24): It appears the AMC fee was included in the original appraisal fee amount and was not due to increase in the AMC fee for which a cure to the appraisal fee violation was cured.  In order to utilize any of the cure refund towards the $300 AMC fee, lender would need to document the AMC fee portion on the initial appraisal charge amount and prior to the increased appraisal final amount.  As it appears there was AMC portion of the appraisal fee, we cannot include the total $300 of the AMC as all part of the cure.  Please provide documentation splitting out the AMC fee breakdown prior to the increase in the appraisal fee total amount.
																01/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824311	xxxxxx	32304147	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $696,587.60 is under disclosed by $300.00 compared to the calculated Finance Charge of $696,887.60 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Invoices in file for both appraisals reflect $200 paid in appraisal management fees totaling $400.	Reviewer Comment (2025-01-09): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-01-02): Appraisal invoices reflect 2 separate invoices that appears to reflect 2 appraisals were completed and this appears upported by the UCDP Submission Summary Report (SSR) that reflects Appraisal 1 and Appraisal 2, 10-25 Invoice reflects total of $600 broken down as $400 vendoir and $200 management.  11-25 invoice reflects total of $950 with $750 vendor and $200 management.  Together they total the total appraisal amount of $1550.  Baseline was $800 on the initial LE, this increased appraisal costs by $750 for which a cure refund for Fee Tolerance violation for the appraisal fee.  The AMC portion however is separate testing as a finance charge as SitusAMC does not have lender information breaking down the services that were included in the Management fee portion ($200 for each appraisal) and is tested as a finance charge.  Within the baseline we can document that $200 of the total $600 was AMC fee and would not be part of the fee tolerance refund cure at closing.  As the baseline was $800 and appraisal 1 was only $600, this left $200 portion to be utilized for the appraisal 2 cost which totaled $950.  As vendor portion was $750 which also same amount as the cure refund, we can then calculate that the other $200 for the appraisal 2 mgmt fee would be part of the original $800 baseline and not part of the cure refund at closing on the appraisal fee tolerance violation.  Total underdisclosure was $300 and AMC portions were $400, thus the $750 appears to be separate for the appraisal portion of 0% fee tolerance violation.  Regulations state: SFA Compliance Review Scope - TRID GRID 4.0 under Remediation Types A & B reflects the cure requirements and the difference in Type A for Good Faith Fee Tolerance (completed at closing on the appraisal fee which increased from baseline $800 to $1550 for $750 cure and Type B for TILA Section 130(b) Correction - with Restitution, which would cure for the portion that is the material disclosure underdisclosure on the Finance Charge portion.  As these are 2 separate remediation types and regulation restitutions, it must be determined the portion for the Finance Charge underdisclosure on the TILA Section 130(b) cure. Section 130(b) provides the optional cure procedure which necessitate reimbursement to the borrower within 60 days after discovery: TILA 130(b) (b) CORRECTION OF ERRORS.--A creditor or assignee has no liability under this section or section 108 or section 112 for any failure to comply with any requirement imposed under this chapter or chapter 5, if within sixty days after discovering an error, whether pursuant to a final written examination report or notice issued under section 108(e)(1) or through the creditor's or assignee's own procedures, and prior to the institution of an action under this section or the receipt of written notice of the error from the obligor, the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower. If the lender does not refund the underdisclosed amount, then the exception will not be considered cured and will remain an outstanding EV3.  Lender can provide written attestation if they feel the AMC portions were 4c7 services and give the services and purposes breaking down both $200 AMC fees to further determine if finance charge, or based on the breakdown of the fee tolerance violation vs this 130(b) TILA correction, a cure would be due for the underdisclosure amount of the AMC fees.  Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $300 and proof of mailing to cure.

Reviewer Comment (2024-12-24): It appears the AMC fee was included in the original appraisal fee amount and was not due to increase in the AMC fee for which a cure to the appraisal fee violation was cured.  In order to utilize any of the cure refund towards the $300 AMC fee, lender would need to document the AMC fee portion on the initial appraisal charge amount and prior to the increased appraisal final amount.  As it appears there was AMC portion of the appraisal fee, we cannot include the total $300 of the AMC as all part of the cure.  Please provide documentation splitting out the AMC fee breakdown prior to the increase in the appraisal fee total amount.
																01/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824311	xxxxxx	32306368	xxxxxx	12/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address has xxxxxx in front of street name		Reviewer Comment (2024-12-17): Received updated HOI policy with correct address. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32323653	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx score 1.0 and xxxxxx Score 4.5. Due to discrepancy a secondary valuation is required.		Reviewer Comment (2024-12-17): Received secondary appraisal. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32323704	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Provide the final stamped or signed settlement statement for the sold property on xxxxxx.		Reviewer Comment (2024-12-26): The final stamped and signed settlement statement from the sale of the previous property was provided. Reviewer Comment (2024-12-23): Provide the final stamped or signed settlement statement for the sold property on xxxxxx. The document is not signed nor stamped certified. Exception remains. Reviewer Comment (2024-12-12): The same document was provided that was in file at time of review. Please review original condition. Provide the final stamped or signed settlement statement for the sold property on xxxxxx. The document is not not signed nor stamped certified.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32323770	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is an appraisal delivery in file dated xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-12-12): Corresponding appraisal provided	12/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824311	xxxxxx	32369868	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2024-12-23): Delivery and evidence of receipt by borrower received. Reviewer Comment (2024-12-12): Second appraisal was delivered to borrower on xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Borrower did not receive the appraisal within 3 business days prior to close.	12/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824315	xxxxxx	32143864	xxxxxx	11/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-26): Received Title Final. Exception cleared.	11/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824315	xxxxxx	32143905	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The senior lien Note and most recent mortgage statement are missing.		Reviewer Comment (2024-11-26): Received senior lien Note and most recent mortgage statement. Exception cleared	11/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824315	xxxxxx	32143909	xxxxxx	11/19/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-11-26): Received Title Final. Exception cleared.	11/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824315	xxxxxx	32143980	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $484,810.71 is over disclosed by $2,180.36 compared to the calculated Amount Financed of $482,630.35 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $484,810.71 is over disclosed by $2,180.36 compared to the calculated Amount Financed of $482,630.35. The PC-CD reflects a Title-Hold Fee that was not accounted for nor payee reflected.		Reviewer Comment (2024-12-03): SitusAMC received xxxxxx CD, Hold fee not present on final PCCD and fees match FSS.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824315	xxxxxx	32143981	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,007,539.12 is under disclosed by $2,180.36 compared to the calculated Finance Charge of $1,009,719.48 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $1,007,539.12 is under disclosed by $2,180.36 compared to the calculated Finance Charge of $1,009,719.48. The PC-CD reflects a Title-Hold Fee that was not accounted for nor payee reflected.		Reviewer Comment (2024-12-03): SitusAMC received xxxxxx CD, Hold fee not present on final PCCD and fees match FSS.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824315	xxxxxx	32143982	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,502,389.12 is under disclosed by $2,480.36 compared to the calculated total of payments of $1,504,869.48 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,502,389.12 is under disclosed by $2,480.36 compared to the calculated total of payments of $1,504,869.48. The PC-CD reflects a Title-Hold Fee that was not accounted for nor payee reflected.		Reviewer Comment (2024-12-03): SitusAMC received xxxxxx CD, Hold fee not present on final PCCD and fees match FSS.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824315	xxxxxx	32153497	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Hold. Fee Amount of $2,657.36 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77219)	PC-CD reflects a Title -Hold Fee. Fee was added post-close (no evidence charged at closing). If charged at closing, no evidence of valid COC. Further, payee is not listed.		Reviewer Comment (2024-12-03): SitusAMC received xxxxxx CD, Hold fee not present on final PCCD and fees match FSS. Reviewer Comment (2024-12-03): SitusAMC received corrected PCCD and closing statement. Missing LOE. Please provide LOE that accompanied CD to finalize.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824317	xxxxxx	32087780	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Proof of Ownership	The provided CPA Letter is missing business ownership % for both businesses.		Reviewer Comment (2024-11-18): Updated CPA letter provided	11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32087835	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.79766% or Final Disclosure APR of 8.82000% is equal to or greater than the threshold of APOR 6.04% + 1.5%, or 7.54000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-13): Delivery provided Reviewer Comment (2024-11-18): Yes it is required. All appraisals must be delivered to the borrower, regardless of date per regulations. If the prelim appraisal was sent to the borrower within 3 business days prior to closing and there was no change in value on the updated appraisal, the updated appraisal can be delivered at any time. Reviewer Comment (2024-11-18): Prelim appraisal provided along with delivery of prelim appraisal. Pending receipt of delivery of the updated appraisal.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32087836	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL HPML Appraisal Not Obtained Prior to Closing Test	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.			Reviewer Comment (2024-11-18): Appraisal dated prior to closing provided	11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32087837	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The appraisal in file is post close, so the 3 day delivery prior to closing is not valid.		Reviewer Comment (2024-12-13): Delivery provided Reviewer Comment (2024-11-18): Yes it is required. All appraisals must be delivered to the borrower, regardless of date per regulations. If the prelim appraisal was sent to the borrower within 3 business days prior to closing and there was no change in value on the updated appraisal, the updated appraisal can be delivered at any time. Reviewer Comment (2024-11-18): Prelim appraisal provided along with delivery of prelim appraisal. Pending receipt of delivery of the updated appraisal.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32087844	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2024-11-19): SitusAMC received proof of earlier electronic receipt	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32087845	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,720.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Cure nor valid COC provided		Reviewer Comment (2024-12-09): SitusAMC received valid COC dated xxxxxx . Reviewer Comment (2024-11-19): SitusAMC received Changed Circumstance dated xxxxxx indicates Loan program changed and revisions requested by the consumer. But there seems to be no supporting document in the loan file for the borrower request to change and what new information was received that required to change in program. Please provide documentation of borrower requested change and supporting documentation of timeline to review for the program changed or Cure is required to borrower.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824317	xxxxxx	32093645	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, Settlement Agent, xxxxxx, not included in the fraud report.		Reviewer Comment (2024-12-03): Received Settlement Agent, xxxxxx. Exception cleared.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32093650	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-12): Client elects to waive			11/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32094502	xxxxxx	11/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR provided from a private landlord. Provide 6 months cancelled checks.		Reviewer Comment (2024-12-06): Pay history provided	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32094568	xxxxxx	11/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.88 is less than Guideline PITIA months reserves of 6.00.	Gift for $55,000 received into personal account and backed out as gifts cannot be used for reserves. Further, business asset limited to the ownership % of the borrower. Per the business narrative provided, the borrower only owns 50% of each business. In addition, account xxxxxx was excluded as no evidence of ownership provided for The xxxxxx. (Note: xxxxxx 30 days was excluded by lender noting sufficient reserves, however borrower is short reserves with this removal).		Reviewer Comment (2024-12-06): CPA letter with borrower's ownership interest in the LLC on asset statements.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32094583	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-12-06): CPA letter with borrower's ownership interest in the LLC on asset statements.	12/06/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824317	xxxxxx	32094584	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-12-06): CPA letter with borrower's ownership interest in the LLC on asset statements.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32158485	xxxxxx	11/18/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:13522 xxxxxx			Reviewer Comment (2024-11-18): Prelim appraisal delivery provided	11/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824317	xxxxxx	32374377	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-13): Client elects to waive			12/13/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824327	xxxxxx	32247999	xxxxxx	11/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-12): FTP provided	12/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824327	xxxxxx	32248019	xxxxxx	11/29/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-12-12): FTP provided	12/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824345	xxxxxx	32309739	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees. Seller Closing Disclosure was not provided.		Reviewer Comment (2024-12-13): No seller paid costs on builder direct purchase by borrower	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824345	xxxxxx	32315441	xxxxxx	12/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor requested exception approval for the condo litigation. According to our hybrid guidelines, "Projects involved in litigation are acceptable provided 1) the lawsuit(s) are not structural in nature, 2) do not impact the subject unit, and 3) do not affect the marketability of the project units. The Litigation Disclosure confirms that "The Association's insurance carrier has assumed defense of the Civil Action on behalf of the Association." We're confident that all conditions are met, but since there's no exact confirmation in writing, we wanted to go over this with you in advance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-06): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature.			12/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824345	xxxxxx	32327455	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The EAD card in file expired.		Reviewer Comment (2024-12-13): Automatic Employment Authorization Document (EAD) Extension provided reflecting C08 - Asylum Application Pending and Length of Extension Upto 540 Days. - Exception Cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824370	xxxxxx	32134505	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx.		Reviewer Comment (2024-12-03): Received Fraud and OFAC searches run on seller, xxxxxx. Exception cleared.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824370	xxxxxx	32150236	xxxxxx	11/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT contains a PUD rider, however the appraisal does not reflect PUD or any HOA dues.		Reviewer Comment (2024-12-09): xxxxxx provided reflecting no HOA dues on property Reviewer Comment (2024-12-02): The appraisal was updated to reflect PUD, however HOA dues nor per month or per year was selected. A lookup of the property reflets HOA dues. Provide the corrected appraisal.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824370	xxxxxx	32452492	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the client, the lender is changing the PPP. Provide the updated and executed addendum and rider to the Note and DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-12-24): Evidence of delivery provided Reviewer Comment (2024-12-23): Received corrected and executed PPP to the Note, Rider to the DOT, LOE to borrower, LOI, and mailing label (tracking reflects delivered), however mailing label is to the lender. Evidence of delivery must be provided to the borrower for the LOE and corrected documents.	12/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824394	xxxxxx	32283921	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $3,826,410.75 is over disclosed by $3,150.00 compared to the calculated Amount Financed of $3,823,260.75 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $3,826,410.75 is over disclosed by $3,150.00 compared to the calculated Amount Financed of $3,823,260.75. Both appraisal fees are paid to a management company (a look up of the company and borrower LOE reflect appraisal management company) and were not included as well as the HOA cert was not included.		Reviewer Comment (2024-12-12): Notary fee excluded from finance charge Reviewer Comment (2024-12-06): SitusAMC has re-tested and finance charge underdisclosure revision is $250. Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $250 and proof of mailing.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824394	xxxxxx	32283922	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $6,416,456.66 is under disclosed by $3,150.00 compared to the calculated Finance Charge of $6,419,606.66 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $6,416,456.66 is under disclosed by $3,150.00 compared to the calculated Finance Charge of $6,419,606.66. Both appraisal fees are paid to a management company (a look up of the company and borrower LOE reflect appraisal management company) and were not included as well as the HOA cert was not included.		Reviewer Comment (2024-12-12): Notary fee excluded from finance charge Reviewer Comment (2024-12-06): SitusAMC has re-tested and finance charge underdisclosure revision is $250. Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $250 and proof of mailing.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824426	xxxxxx	32266752	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,870.00 exceeds tolerance of $2,415.00 plus 10% or $2,656.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2024-12-04): SitusAMC received rebuttal. The title fees are within tolerance limit.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824426	xxxxxx	32271887	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-11): Received OFAC run on the settlement agent. Exception cleared. Reviewer Comment (2024-12-05): The report was run on xxxxxx which is the Selling Agent for the Seller vs. the Settlement Agent. The Settlement Agent is xxxxxx.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824426	xxxxxx	32271965	xxxxxx	12/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Credit refresh is required no more than 10 days prior to loan closing or at any time after closing.		Reviewer Comment (2024-12-11): Received credit report dated xxxxxx . Exception cleared. Reviewer Comment (2024-12-05): Received credit report is more that 10 days prior to loan closing. Provide Credit refresh is required no more than 10 days prior to loan closing or at any time after closing. Exception remains.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31978889	xxxxxx	10/29/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-30): Received Credit Report dated xxxxxx . Exception cleared.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31980114	xxxxxx	10/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-11-13): FTP provided	11/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31980153	xxxxxx	10/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2024-10-30): Prelim appraisal provided	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31995664	xxxxxx	10/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Judgment against seller xxxxxx in favor of xxxxxx in the original amount of xxxxxx plus penalty, interest. There is no evidence in the file of this being satisfied, not listed as being paid on the seller CD, no title supplement for it's removal..		Reviewer Comment (2024-11-13): Clear FTP provided	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31995891	xxxxxx	10/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM required for borrower(s) that are homeowners, and when mortgage payment history is not reflected on the credit report. Pay history only provided for the REO property on xxxxxx.		Reviewer Comment (2024-12-11): Received VOM for the REO property on xxxxxx. Exception cleared.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824439	xxxxxx	31999681	xxxxxx	10/29/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Provide the Final CD for the property on xxxxxx that was sold on xxxxxx to support the lien on credit is paid in full .		Reviewer Comment (2024-11-19): Received Closing Statement for the sold primary property. Exception cleared.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824446	xxxxxx	32333537	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-12): Approval provided Reviewer Comment (2024-12-12): Approval provided is not for the subject property	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32333541	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-11): UDM's provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32333741	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent's, xxxxxx is missing.		Reviewer Comment (2024-12-17): Received updated Fraud Report. Fraud and OFAC ran on the settlement agents. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32333873	xxxxxx	12/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32334497	xxxxxx	12/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-18): FTP provided	12/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32334555	xxxxxx	12/10/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2024-12-18): FTP provided Reviewer Comment (2024-12-11): The supplemental report states report date as of xxxxxx .	12/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32334667	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	Borrower: xxxxxx	Provide supporting document for the B1 as declarations section D. 1. reflects Yes. Borrower is closing concurrently with the property on xxxxxx. Provide the updated PITIA. Subject to DTI recalculation.		Reviewer Comment (2024-12-18): Note and ITIA docs provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32335051	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor requested exception approval for not having 6 months history of mortgage payments for $300,000 lien with xxxxxx on property xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive with verified compensation factors			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32336092	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824446	xxxxxx	32343282	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor requested exception approval for missing the original Note for REO property on xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive with verified compensation factors			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824447	xxxxxx	31997385	xxxxxx	11/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-11-13): Received SAM search for xxxxxx. Exception cleared. Reviewer Comment (2024-11-12): Received Fraud and OFAC search run on Settlement Agent, however there is SAM.gov alert for xxxxxx, An. Exception remains.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824452	xxxxxx	31978623	xxxxxx	10/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,836,617.90 is under disclosed by $203.85 compared to the calculated total of payments of $1,836,821.75 which exceeds the $100.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,836,617.90 is under disclosed by $203.85 compared to the calculated total of payments of $1,836,821.75.	Reviewer Comment (2024-12-11): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-12-10): SitusAMC received LOE signed by borrower dated xxxxxx stating they received the cure documents.  However, this is insufficient LOE and is dated prior to the cure documentation was sent.  Provide proof of mailing of cure documents, specifically the cure refund check, a lender attestation giving the specifics on how, where and when lender mailed the cure package to borrower, or if a borrower executed confirmation LOE, it should state that they received a cure refund check dated 11-5-24 for $203.85 and date received.

Reviewer Comment (2024-11-13): SitusAMC received Corrected CD, LOE to borrower and copy of cure refund for total underdisclosure.  Missing proof of mailing to finalize cure.  If regular mail, with no tracking, please provide a lender attestation giving the specifics on how, where and when lender mailed the cure package to borrower.

Reviewer Comment (2024-10-31): Section C increased after closing.  SitusAMC recognizes that fees can be updated in dry states. Our testing methodology remains the same. SitusAMC only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an "after-closing event", which should be identified for why fees increased. Please keep in mind that the attestation can be a separate document, or it can be a comment that the lender places on the exception itself. SitusAMC’ s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. Consummation is determined as being the notary date. If fees were updated and did not change because of an after closing event, then cure would be Corrected CD, LOE to borrower, copy of cure refund and proof of mailing. Cure requires PCCD, LOE, copy of refund check and proof of mailing.
																12/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	824452	xxxxxx	31999450	xxxxxx	10/29/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.	Per overlays, large deposits into the borrower's personal account that exceed 100% of the borrower's income are required to be soured. Asset Report in file reflects total credits equal $96,459.90. A breakdown was not provided. All large deposits greater than $36,344.60 must be sourced.	Reviewer Comment (2024-12-10): Later dated bank statement provided. No large deposits over the borrower's income.

Reviewer Comment (2024-11-04): The same bank statement and VOD was provided that was provided in file and previously in trailing docs. Please review comments on xxxxxx The 1 bank statement provided for xxxxxx reflects $36,870.53 in deposits. No large deposits over $36,344.60 (qualifying income). However, the VOD reflects $96,459.90 in deposits. $96,459.90 - $36,870.53 = $59,589.37.

Reviewer Comment (2024-11-01): The 1 bank statement provided for xxxxxx reflects $36,870.53. No large deposits over $36,344.60 (qualifying income). However, the VOD reflects $96,459.90. $96,459.90 - $36,9870.53 = $59,589.37.

Reviewer Comment (2024-10-31): Per the original condition. Asset Report in file reflects total credits/deposits equal $96,459.90. A breakdown was not provided. All large deposits greater than $36,344.60 must be sourced.
															12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824457	xxxxxx	32427522	xxxxxx	12/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing histories for the subject property does not appear on the credit report. VOM's and Note's provided. Provide the 6 month pay histories and copy of the payoffs. If maturity has expired, extension will also be required.		Reviewer Comment (2025-01-17): Extension provided. Per guidelines, extensions allowed. Reviewer Comment (2024-12-20): Received payoff for both mortgage liens. The mortgage liens in amount of $800,000 maturity has expired, extension will also be required. Exception remains. Reviewer Comment (2024-12-18): Received 6 months of pay history. However the file is missing Payoff. Also, the mortgage lien in amount of $800,000 reflects the Maturity date as xxxxxx per the Note. If maturity has expired, extension will also be required. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824457	xxxxxx	32428163	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-17): Client elects to waive			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824465	xxxxxx	32150733	xxxxxx	11/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Evidence of monthly payments made by the borrower for most recent 6 months for all liens required. Payoff, VOM and Note provided.		Reviewer Comment (2024-12-18): Received 6 months payment history for lien. Exception cleared. Reviewer Comment (2024-12-11): 6 months pay history provided for $44,172.42/month lien. 3 months provided for $15,964.21/month lien. An additional 3 months required for $15,964.21/month lien. Reviewer Comment (2024-12-04): The documents uploaded do not address this condition.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	824465	xxxxxx	32150734	xxxxxx	11/20/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2024-12-06): Prelim appraisal provided Reviewer Comment (2024-12-04): The documents uploaded do not address this condition.	12/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	824465	xxxxxx	32150735	xxxxxx	11/20/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Full title is missing. Only supplemental report in file. The additional policies in file are not for the subject property.		Reviewer Comment (2024-12-04): Complete title provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	824465	xxxxxx	32157512	xxxxxx	11/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien will be on title based on documents provided for VOM in file.		Reviewer Comment (2024-12-11): Clear FTP provided Reviewer Comment (2024-12-04): None of the documents provided clear this condition. There are multiple liens/blanket lien on title.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	824466	xxxxxx	32020733	xxxxxx	11/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	There is a property profile report in file that reflects the property on xxxxxx is owned by the borrowers. The Fraud Report, however, reflects this property was sold on xxxxxx . If the property was sold, provide the final settlement statement/Final CD to support and updated 1003/1008 removing property.	Reviewer Comment (2024-12-06): Updated 1003/1008 provided with property marked as sold.

Reviewer Comment (2024-12-04): Received final signed settlement statement. Pending receipt of the updated 1003/1008 removing the property.

Reviewer Comment (2024-12-02): The unsigned estimated settlement statement was provided. Please review the original condition. Exception Information:
There is a property profile report in file that reflects the property on xxxxxx is owned by the borrowers. The Fraud Report, however, reflects this property was sold on xxxxxx . If the property was sold, provide the final settlement statement/Final CD to support and updated 1003/1008 removing property.
															12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824466	xxxxxx	32033016	xxxxxx	11/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC search for the Seller, xxxxxx of xxxxxx and agents xxxxxx and Settlement agent, xxxxxx.		Reviewer Comment (2024-11-12): Received Fraud and OFAC search for the Seller, xxxxxx of xxxxxx and agents xxxxxx and Settlement agent, xxxxxx. Exception cleared.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824466	xxxxxx	32033339	xxxxxx	11/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Per overlays, a single deposit that exceeds 100% of the total monthly income is to be sourced for personal accounts owned by the borrower. The bank statement for the account xxxxxx reflects a large deposit of $63,441.19 on xxxxxx ,and $27,799 on xxxxxx . Provide evidence of source of the funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824466	xxxxxx	32033438	xxxxxx	11/05/2024	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	The application is dated xxxxxx , The note date is xxxxxx . The Loan officer was authorized to conduct business on xxxxxx - xxxxxx , and xxxxxx to present. The loan officer was not authorized to conduct business on the loan application date.	Reviewer Comment (2024-11-26): Evidence the LO was authorized to conduct business in Texas from xxxxxx to xxxxxx and an Attestation from the LO that they did not conduct any business during the gap period from xxxxxx to xxxxxx was provided.

Reviewer Comment (2024-11-26): Rechecked the NMLS Consumer Access site and the same as previously is reflected. Authorization was xxxxxx - xxxxxx and xxxxxx to present. There is nothing before xxxxxx reflected on the site for the xxxxxx license.

Reviewer Comment (2024-11-25): The LOE is not sufficient. Per the NMLS, the license in the State of TX was not active at time of application. Per the NMLS, authorization was xxxxxx and xxxxxx to present. The loan officer was not authorized to conduct business on the loan application date.
															11/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824466	xxxxxx	32033441	xxxxxx	11/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The Second Appraisal Fee increased from $0 on the initial Loan Estimate to $200.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-11-15): SitusAMC Received Valid COC. Reviewer Comment (2024-11-08): SitusAMC received rebuttal, however on CD dated xxxxxx appraisal fee 1004d of $200 was added. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824482	xxxxxx	32242503	xxxxxx	11/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to accept - Cert of authorization with a copy of the operating agreement and corporate document which will need the operating agreement. Borrower opened a LLC as a single member and does not have an Operating agreement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824482	xxxxxx	32242618	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-25): Client elects to waive. Appraisal comments made on xxxxxx: No Damage			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824482	xxxxxx	32246833	xxxxxx	11/27/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		2nd half of the property address is missing from the policy with the correct city. The policy in file with the 2nd half of the address has the incorrect city.		Reviewer Comment (2024-12-04): Update HOI provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824482	xxxxxx	32248241	xxxxxx	11/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the occupancy cert and business purpose cert.		Reviewer Comment (2024-12-04): BP and NOO provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	824498	xxxxxx	32317192	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the gift funds.		Reviewer Comment (2024-12-12): Received Wire confirmation for the gift funds in amount of $30.000. Exception cleared.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824507	xxxxxx	32148100	xxxxxx	11/20/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-19): Client elects to waive			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824507	xxxxxx	32148117	xxxxxx	11/20/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	IRS search reflects Tax Preparer has a AFSP designation. Provide the document to verify that Tax preparer is licensed CPA/Accountant, IRS EA, or tax preparer. Note: The CPA LOE in file lists an EA number but the licensing for the EA is not in file.		Reviewer Comment (2024-12-02): Updated verification letter provided Reviewer Comment (2024-11-26): The email is almost a year old (From xxxxxx ). The IRS search is current and reflects AFSP which means the preparer is non-credentialled and in trailing. An current email needs to be provided that is current.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824507	xxxxxx	32162574	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Reviewer Comment (2024-11-19): Client elects to waive			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
xxxxxx	824522	xxxxxx	32308175	xxxxxx	12/09/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided				Reviewer Comment (2024-12-11): Received Gift Letter. Exception cleared.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824552	xxxxxx	32319141	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32319171	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-12-16): SitusAMC received initial CD.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32319172	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,061.80 may be required.	The file is missing evidence of all Loan Estimates issued to the borrower. Please provide all LE's for review		Reviewer Comment (2024-12-16): SitusAMC received xxxxxx LE's	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32319174	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-12): Approval provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32319186	xxxxxx	12/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-23): Received final Title Policy. Exception cleared.	12/23/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32319313	xxxxxx	12/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-12-23): Received final Title Policy. Exception cleared. Reviewer Comment (2024-12-19): The document uploaded to the link are escrow and recording instructions which are not acceptable for the current title condition on file. The lender will need to provide a title supplement, updated title dated later than the one in file, or the final title policy to clear. Reviewer Comment (2024-12-19): No new document was updated in xxxxxx. Please provide the document as requested on the original condition. Exception remains. Reviewer Comment (2024-12-16): FTP was not found	12/23/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32324603	xxxxxx	12/11/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor Exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-10): Client elects to waive with verified compensation factors			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824552	xxxxxx	32324891	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-16): Received UDM dated xxxxxx . Exception cleared.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824557	xxxxxx	32162771	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		The Power of Attorney does not contain an expiration date as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Client elects to waive with verified compensation factors			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824594	xxxxxx	32134101	xxxxxx	11/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The EA letter does not verify the borrower's business/name of business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-19): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-17): No new document was received. Provide the document as requested on the comment dated xxxxxx . Exception remains. Reviewer Comment (2025-01-16): No new document was received. Provide the document as requested on the comment dated xxxxxx . Exception remains. Reviewer Comment (2025-01-09): Received CPA letter post close. Exception remains.			01/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824594	xxxxxx	32153500	xxxxxx	11/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. Per docs in file. borrower is a Non-Perm Resident.		Reviewer Comment (2025-01-09): Received corrected 1003. Exception cleared.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824594	xxxxxx	32153501	xxxxxx	11/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, Non-Perm residents require documentation of 24 months. 12 month P&L provided.		Reviewer Comment (2025-01-09): Additional P&L provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824594	xxxxxx	32153502	xxxxxx	11/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.0, xxxxxx CU 4.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2024-12-24): Received CDA. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824594	xxxxxx	32602806	xxxxxx	01/09/2025	Credit	Guideline	Guideline Issue	Guideline	Gift Funds are not permitted per guides.		Gift funds not allowed for Non-Perm Residents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-19): Client elects to waive with verified compensation factors			01/19/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	824596	xxxxxx	32157540	xxxxxx	11/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-09): 442 provided dated xxxxxx: No Damage Reviewer Comment (2024-11-25): The 442 makes no mention of the disaster as well as does not recertify value.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	824607	xxxxxx	32355082	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-10): Client elects to waive. Reviewer Comment (2024-11-14): Primary appraisal was not received by borrower (3) business days prior to consummation. Reviewer Comment (2024-11-12): Exception remains. Still need proof of CDA report dated xxxxxx delivered to borrower. Also need the waiver of right to receive appraisal copy before three days of closing. Reviewer Comment (2024-11-08): Appraisal report is dated xxxxxx , provided document shows appraisal delivered on xxxxxx . Please provide delivery receipt for revised appraisal dated xxxxxx .			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	824612	xxxxxx	32666028	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-27): Client elects to waive. PDI receive dated xxxxxx: No Damage			01/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824612	xxxxxx	32666034	xxxxxx	01/24/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-28): Received Title Final. Exception cleared.	01/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824612	xxxxxx	32666039	xxxxxx	01/24/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-28): Received Title Final. Exception cleared.	01/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824612	xxxxxx	32667089	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-23): Client elects to waive			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824612	xxxxxx	32667090	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,293.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,293.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-29): SitusAMC Received Valid COC dated xxxxxx	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824612	xxxxxx	32698424	xxxxxx	01/24/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 679 is less than Guideline representative FICO score of 680.	Minimum 680 for P&L program. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824614	xxxxxx	31989235	xxxxxx	10/31/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The 2nd Lien Mortgagee Clause for the current lender is not reflecting on the Hazard Insurance Policy. The one provided in the file reflects the Mortgagee Clause of an Old Lender.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-19): First Payment Letter reflecting xxxxxx is the servicer for the current lender. However, the policy in effect at time of closing was not updated to include the mortgagee. The post-close policy was updated but not acceptable as it is post-close. Reviewer Comment (2024-11-17): The policy provided is dated post-close and not acceptable. The policy in effect at time of closing must be updated. Further, there is no evidence that xxxxxx is the servicer of the lender.			11/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824616	xxxxxx	32094662	xxxxxx	11/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-21): Gap provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824616	xxxxxx	32094736	xxxxxx	11/15/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-20): Received Supplement Report. Exception cleared.	11/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824649	xxxxxx	32612547	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: xxxxxx Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx			Reviewer Comment (2024-12-23): Corrected 1003 received.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32233869	xxxxxx	11/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-04): FTP provided	12/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32233871	xxxxxx	11/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-04): FTP provided	12/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32234195	xxxxxx	11/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.68 is less than Guideline PITIA months reserves of 9.00.	Reviewer Comment (2024-12-20): Per guidelines reserves based of I/O payment for I/O loans. Additional assets provided. Borrower now has sufficient reserves.

Reviewer Comment (2024-12-19): Updated statement provided for Fidelity which reflects a reduction in balance. New reserves are 7.68. Gift funds cannot be used for reserves. There are no paid invoices for any POCB fees, therefore they cannot be added back until those are received. Verified assets in file including gift funds and EMD is $555,883.94. Total cash to close per final CD is xxxxxx. There is a PC-CD in file with a reduction in cash to close, however the final signed settlement statement was not provided to support.

Reviewer Comment (2024-12-19): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 3.89 is less than Guideline PITIA months reserves of 9.00.

Reviewer Comment (2024-12-09): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. After total cash to close, the borrower is short reserves. Further, gift funds cannot be used for reserves.
															12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32234205	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves	Reviewer Comment (2024-12-20): Per guidelines reserves based of I/O payment for I/O loans. Additional assets provided. Borrower now has sufficient reserves.

Reviewer Comment (2024-12-19): Updated statement provided for Fidelity which reflects a reduction in balance. New reserves are 7.68. Gift funds cannot be used for reserves. There are no paid invoices for any POCB fees, therefore they cannot be added back until those are received. Verified assets in file including gift funds and EMD is $555,883.94. Total cash to close per final CD is xxxxxx. There is a PC-CD in file with a reduction in cash to close, however the final signed settlement statement was not provided to support.

Reviewer Comment (2024-12-09): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. After total cash to close, the borrower is short reserves. Further, gift funds cannot be used for reserves.
															12/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824740	xxxxxx	32234206	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves	Reviewer Comment (2024-12-20): Per guidelines reserves based of I/O payment for I/O loans. Additional assets provided. Borrower now has sufficient reserves.

Reviewer Comment (2024-12-19): Updated statement provided for Fidelity which reflects a reduction in balance. New reserves are 7.68. Gift funds cannot be used for reserves. There are no paid invoices for any POCB fees, therefore they cannot be added back until those are received. Verified assets in file including gift funds and EMD is $555,883.94. Total cash to close per final CD is xxxxxx. There is a PC-CD in file with a reduction in cash to close, however the final signed settlement statement was not provided to support.

Reviewer Comment (2024-12-09): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. After total cash to close, the borrower is short reserves. Further, gift funds cannot be used for reserves.
															12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32243798	xxxxxx	11/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the gift funds.		Reviewer Comment (2024-12-09): Receipt provided	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824740	xxxxxx	32243799	xxxxxx	11/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is an appraisal delivery receipt in file reflecting an appraisal was delivered to the borrower on xxxxxx. Reports in file have completion date of xxxxxx and xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-12-04): Prelim report provided Reviewer Comment (2024-12-04): No new documents received. Please try uploading again.	12/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824776	xxxxxx	32368075	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must include all participants.		Reviewer Comment (2025-01-06): Received updated fraud report. Fraud and OFAC ran on the seller. Exception cleared. Reviewer Comment (2024-12-26): Received full fraud report, however fraud and OFAC not ran on the managing member of the selling entity, xxxxxx. Also received clearance report, however NFPD1 - NFPD alert is not cleared. Exception remains.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824776	xxxxxx	32368118	xxxxxx	12/17/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood cert address -xxxxxx VS Note xxxxxx		Reviewer Comment (2024-12-24): Updated flood cert provided	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824776	xxxxxx	32368123	xxxxxx	12/17/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal /CDA address -xxxxxx VS Note xxxxxx		Reviewer Comment (2025-01-08): Updated appraisal provided Reviewer Comment (2025-01-03): Updated CDA provided. Pending receipt of updated appraisal.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824776	xxxxxx	32368125	xxxxxx	12/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-08): FTP provided	01/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824776	xxxxxx	32368148	xxxxxx	12/17/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-08): FTP provided Reviewer Comment (2025-01-06): Please provide all pages of the title commitment only 1 of 3 was provided.	01/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824776	xxxxxx	32417142	xxxxxx	12/17/2024	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.	The Blanket Property Insurance Policy in file expired xxxxxx . Provide the updated policy.	Reviewer Comment (2025-01-13): Updated blanket HOI provided

Reviewer Comment (2025-01-09): The same policy was provided again that was provided on xxxxxx and xxxxxx Please review the previous comments on xxxxxx and xxxxxx The policy provided is the Cert of Liability only and does not contain property coverage. Provide the updated property blanket policy.

Reviewer Comment (2025-01-03): The same policy was provided that was provided on xxxxxx . Please review the previous comments on xxxxxx : The policy provided is the Cert of Liability only and does not contain property coverage. Provide the updated blanket policy.

Reviewer Comment (2024-12-24): The policy provided is the Cert of Liability only and does not contain property coverage. Provide the updated blanket policy.
															01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824784	xxxxxx	32247790	xxxxxx	11/29/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Provide the trust agreement to verify the trustee of the trust for xxxxxx U/A DTD xxxxxx .		Reviewer Comment (2025-01-09): LOE provided from trustee which client indicated they are accepting as it appears to meet their guidelines. Reviewer Comment (2024-12-09): The LOE is not acceptable. A copy of the Trust of Cert of Trust is required, An LOE from one of the owners of the Trust saying the borrower has access is not acceptable.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824791	xxxxxx	32239790	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2024-11-29): SitusAMC received xxxxxx CD 3 business days prior to consummation.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824791	xxxxxx	32239800	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,510.58 exceeds tolerance of $-3,988.00. Insufficient or no cure was provided to the borrower. (9300)	The Lender credit of $3,988.00 was disclosed on the Loan Estimate dated xxxxxx ; however the final CD reflects the Lender credit of $3,510.58.	Reviewer Comment (2025-01-01): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-12-30): SitusAMC received copy of refund check and proof of mailing for $477.42, however we also require corrected PCCD and LOE showing cure amount as $477.42. Please provide corrected PCCD and LOE to cure the exception.

Reviewer Comment (2024-12-16): SitusAMC received Post CD, LOX and Wire transfer form. However, we would require payment history for $447.50 charged on CD. Also, the provided cure of $447.50 is insufficient to cure the lender credit exception since the total cure required is $477.42. Kindly provide additional cure of $29.92 along with cure documents. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2024-12-06): SitusAMC received rebuttal, cure of $477.42 is required to cure the exception.

Reviewer Comment (2024-12-05): SitusAMC received COC dated xxxxxx , however impounds are waived from initial LE only. A valid Changed Circumstance for decrease of lender credit on xxxxxx or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-04): SitusAMC Yes, File contains LE dated xxxxxx showing lender credit added; however, lender credit decreased on CD dated xxxxxx to $3510.58 from $3988.08 without valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-11-29): SitusAMC Received COC dated xxxxxx stating GFE Mapping; however, Lender credit decrease on CD dated xxxxxx without valid COC.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																01/01/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824791	xxxxxx	32243631	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2024-11-24): Client elects to waive			11/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824791	xxxxxx	32415375	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan. (Post-Close xxxxxx	SitusAMC received Post CD,LOX and Wire transfer form. However, we would also require payment history in order to cure the exception.		Reviewer Comment (2024-12-30): principal reduction reflected on pccd & paid to prin balance. appears was reversed and actual check sent to replace for tolerance cure which will be addressed separately on fee tolerance violation.	12/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Informational / non-material exception indicating principal reduction reflected on a PCCD twas applied to cure TRID fee tolerance violation(s).	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824819	xxxxxx	32035250	xxxxxx	11/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.91 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-11): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2024-12-10): The investor is the only one that can grant or waive exceptions with valid compensation factors

Reviewer Comment (2024-11-07): Received POCB fee for appraisal and added back to closing funds. Borrower is still short. Account xxxxxx had the $18,000 gift fund deposit therefore backed out. Business funds, the borrower is only 50% owner, therefore only 50% of usage is allowed, and 30 day xxxxxx account for $1,421 was excluded from xxxxxx based on guidelines. Based on the above assets usability: xxxxxx $0 due to gift funds received, xxxxxx $67,120.55, #xxxxxx $9,106.18, Gift funds $18,000, POCB fee $500.
																	12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824819	xxxxxx	32035253	xxxxxx	11/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Short required reserves causing a loan designation discrepancy.	Reviewer Comment (2024-12-11): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-12-10): The investor is the only one that can grant or waive exceptions with valid compensation factors

Reviewer Comment (2024-11-07): Received POCB fee for appraisal and added back to closing funds. Borrower is still short. Account xxxxxx had the $18,000 gift fund deposit therefore backed out. Business funds, the borrower is only 50% owner, therefore only 50% of usage is allowed, and 30 day xxxxxx account for $1,421 was excluded from xxxxxx based on guidelines. Based on the above assets usability: xxxxxx $0 due to gift funds received, xxxxxx $67,120.55, xxxxxx $9,106.18, Gift funds $18,000, POCB fee $500.
															12/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824819	xxxxxx	32035254	xxxxxx	11/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Short required reserves causing the ATR Risk.	Reviewer Comment (2024-12-11): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-12-10): The investor is the only one that can grant or waive exceptions with valid compensation factors

Reviewer Comment (2024-11-07): Received POCB fee for appraisal and added back to closing funds. Borrower is still short. Account xxxxxx had the $18,000 gift fund deposit therefore backed out. Business funds, the borrower is only 50% owner, therefore only 50% of usage is allowed, and 30 day xxxxxx account for $1,421 was excluded from xxxxxx based on guidelines. Based on the above assets usability: xxxxxx $0 due to gift funds received, xxxxxx $67,120.55, xxxxxx $9,106.18, Gift funds $18,000, POCB fee $500.
															12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824819	xxxxxx	32048336	xxxxxx	11/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Standard or Alt Documentation limited to 24-months only for non-perm residents. Loan submitted as 12 month bank statements.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-11): The client elects to waive. Reviewer Comment (2024-12-10): The investor is the only one that can grant or waive exceptions with valid compensation factors			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824819	xxxxxx	32048441	xxxxxx	11/06/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $94,726.73 is less than Cash From Borrower $100,500.00.			Reviewer Comment (2024-12-10): Updated account statements provided for two accounts. Reviewer Comment (2024-11-07): Received POCB fee for appraisal and added back to closing funds. Borrower is still short. Account xxxxxx had the $18,000 gift fund deposit therefore backed out. Business funds, the borrower is only 50% owner, therefore only 50% of usage is allowed, and 30 day xxxxxx account for $1,421 was excluded from xxxxxx based on guidelines. Based on the above assets usability: xxxxxx $0 due to gift funds received,xxxxxx$67,120.55, xxxxxx $9,106.18, Gift funds $18,000, POCB fee $500.	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	824821	xxxxxx	32243638	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) Per guidelines, Profit and Loss must be signed by both the borrower and tax preparer. Borrower did not sign the P&L. 2) The CPA letter must provide confirmation of the review or completion of the most recent two years tax returns for the borrower. The CPA does not verify this.		Reviewer Comment (2024-12-12): Received CPA letter. Exception cleared. Reviewer Comment (2024-12-06): Received Profit and Loss. However, CPA letter received is post close. Provide CPA letter prior to closing. Exception remains.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	824821	xxxxxx	32243639	xxxxxx	11/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The bank statement for Citizens xxxxxx is just a print out and does not reflet the account owner name.	Reviewer Comment (2024-12-17): Evidence of ownership, funds to close check provided from both Citizens account and backed out.

Reviewer Comment (2024-12-12): Received Banks Statement for Acc xxxxxx from xxxxxx to xxxxxx . However discrepancy still exists, with the bank statement with print out provided dated xxxxxx reflects the date range as xxxxxx to xxxxxx with the balance of $0 and the statement with print out date xxxxxx with date range as xxxxxx to xxxxxx with the balance of $100,003.17. The date range on both the bank statement are same, however the balance are different and the closing fund was taken out from that account. Therefore provide the evidence proving that account contained the balance at the time of closing fund was taken out. Exception remains.

Reviewer Comment (2024-12-10): Received 2 bank statement for account xxxxxx from xxxxxx to xxxxxx , 1 statement reflecting the available balance of $100,003.17 and another reflects the available balance of $0.00. There is a discrepancy on the available balance. Also, per the LOX the official check of $108,056.28 was drawn against the account xxxxxx on xxxxxx . However provided bank statement does not reflect the transaction. Provide the bank statement to reflect the correct available balance prior to closing. Exception remains.

Reviewer Comment (2024-12-06): Received bank statements with account owner name however the balance is reflecting as "0" whereas the same account number is reflecting with balance "100,003.17" with same range. Provide updated bank statement with the owner name. Exception remains.
															12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	824821	xxxxxx	32243640	xxxxxx	11/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		FSBO transaction. The appraiser does not note if this is Arm or Non-Arms length transaction. Just notes "no unusual items noted" under purchase contract details.		Reviewer Comment (2024-12-04): Updated appraisal provided	12/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	824847	xxxxxx	32238918	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The 1040's are not signed and dated by the borrower.		Reviewer Comment (2024-12-04): Signed and dated 1040's provided	12/04/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824847	xxxxxx	32238920	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The 1040's are not signed and dated by the borrower.		Reviewer Comment (2024-12-04): Signed and dated 1040's provided	12/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32239002	xxxxxx	11/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-02): FTP provided	12/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32239004	xxxxxx	11/27/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-12-02): FTP provided	12/02/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32240678	xxxxxx	11/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a mortgage on the title for $2,251,000 that was not included in the ratios.		Reviewer Comment (2024-12-02): Clear FTP provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32246702	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (xxxxxx/Schedule K-1 less than 25 Percent)	The 1040's are not signed and dated by the borrower.		Reviewer Comment (2024-12-04): Signed and dated 1040's provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32246703	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (xxxxxx/Schedule K-1 less than 25 Percent)	The 1040's are not signed and dated by the borrower.		Reviewer Comment (2024-12-04): Signed and dated 1040's provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824847	xxxxxx	32300647	xxxxxx	12/04/2024	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx/Schedule K-1 less than 25 Percent)	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent.		Reviewer Comment (2024-12-04): Client elects to waive			12/04/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824863	xxxxxx	32412418	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-24): PDI received dated xxxxxx: No Damage	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824863	xxxxxx	32437657	xxxxxx	12/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Per overlays, large deposits into the borrower's personal account need to be sourced. xxxxxx: $10,000 on xxxxxx and $15,000 on xxxxxx . Both reflect transfers from xxxxxx which was not provided in file for review.		Reviewer Comment (2024-12-31): Received gift letters. Exception cleared. Reviewer Comment (2024-12-27): Received Letter of explanation that the amount was gifted to the borrower. Provided Gifts must be evidenced by a letter signed by the donor, called a gift letter. The gift letter must: • specify the dollar amount of the gift; • include the donor’s statement that no repayment is expected; and • indicate the donor’s name, address, telephone number, and relationship to the borrower. Exception remains.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	824872	xxxxxx	32366095	xxxxxx	12/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-01-02): Received blanket policy. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824872	xxxxxx	32366114	xxxxxx	12/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	HOI Policy does not reflect Unit xxxxxx vs Note reflects the Unit xxxxxx in the address.	Reviewer Comment (2025-01-14): Updated HOI and email from agent regarding changes

Reviewer Comment (2025-01-08): The same document was provided with the verbiage removed. Unit xxxxxx has been altered under description as well as premium. Provide evidence this was updated and came from the agent.

Reviewer Comment (2025-01-02): The corrected policy states policy was amended to reflect Unit xxxxxx effective xxxxxx which is post-close. In addition, the policy does not reflect the premium.

Reviewer Comment (2025-01-02): Received HOI policy, however policy does not reflect the policy premium. Also, location does not contain the full address of the subject property. Exception remains.
															01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824872	xxxxxx	32366257	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender utilized the borrower with the monthly qualifying income of $23,000.00. However, audit income resulted in income of $11,514.82.		Reviewer Comment (2025-01-03): Received additional 3 month bank statement with xxxxxx 401k. xxxxxx checking account is for 2 months therefore did not include as 3 months is required. DTI now within guidelines.	01/03/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824872	xxxxxx	32366258	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 75.99389% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Lender utilized the borrower with the monthly qualifying income of $23,000.00. However, audit income resulted in income of $11,514.82.		Reviewer Comment (2025-01-03): Received additional 3 month bank statement with xxxxxx 401k. xxxxxx checking account is for 2 months therefore did not include as 3 months is required. DTI now within guidelines.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824872	xxxxxx	32366260	xxxxxx	12/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 75.99389% exceeds Guideline total debt ratio of 50.00000%.	Lender utilized the borrower with the monthly qualifying income of $23,000.00. However, audit income resulted in income of $11,514.82.	Reviewer Comment (2025-01-03): Received additional 3 month bank statement with xxxxxx 401k. xxxxxx checking account is for 2 months therefore did not include as 3 months is required. DTI now within guidelines. Exception cleared.

Reviewer Comment (2025-01-02): The following is the Income calculation; 70% of IRA  acc xxxxxx with balance $232,762.17 = $162,933.52; 70% of Stocks Acc xxxxxx with balance $885,267.84 = $619,687.49; 70% of Mutual Funds Acc xxxxxx with balance $213,311.11 =149,317.78; 100% of Money Market  Acc xxxxxx with balance $166,611.34; 70% of IRA  Acc xxxxxx with balance $38,763.32 = $27,134.32. Total Asset = $1,125,684.45 less EMD $6,000 less Reserves $27,055.44 less Cash to Close $125,384.37 that equal $967,244.64 / 84 = $11,514.82. Please provide additional assets. Exception remains.
															01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824872	xxxxxx	32366280	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender utilized the borrower with the monthly qualifying income of $23,000.00. However, audit income resulted in income of $11,514.82.		Reviewer Comment (2025-01-03): Received additional 3 month bank statement with xxxxxx 401k. xxxxxx checking account is for 2 months therefore did not include as 3 months is required. DTI now within guidelines.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32244368	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-10): Received Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32244496	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.			Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-06): Client elects to waive. Appraisal comments made xxxxxx: No Damage			12/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32244637	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-06): Rate lock provided	12/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32244643	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,937.50 exceeds tolerance of $2,378.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Point was last disclosed as $2378.0 on the Loan Estimate, but was disclosed as $3937.50 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1559.5, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-12-29): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-12-13): SitusAMC received LE dated xxxxxx and COC dated xxxxxx . The COC states that the pricing changed due to change in FICO however, the new scores were received on xxxxxx , and relocked pricing was disclosed on xxxxxx which is not within required 3 business days from the date of change. Please provide additional information regarding the timeline to validate the change or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-12-06): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the discount points was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																12/29/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824878	xxxxxx	32244687	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,196.75 exceeds tolerance of $2,422.00 plus 10% or $2,664.20. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the $3,196.75 fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $2,664.20, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-12-19): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2024-12-06): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the title fees were added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824878	xxxxxx	32250936	xxxxxx	11/29/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The file is missing the third party verification for the borrower's business. Please provide evidence of the third party verification for the business obtained within 120 days of the Note date for review. Note: CPA LOE in file does not state the name of the Borrower's Business.		Reviewer Comment (2024-12-06): Guidelines allow internet search which was provided	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32250956	xxxxxx	11/29/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 679 is less than Guideline representative FICO score of 680.	Investor exception in file for the FICO score of 679 is less than Guideline representative FICO score of 680.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-11-29): The client elects to waive.			11/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824878	xxxxxx	32252356	xxxxxx	11/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for foresclosure < 48 month seasoning	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-11-29): The client elects to waive.			11/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	824880	xxxxxx	32168699	xxxxxx	11/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-05): Received Credit Report - Gap. Exception cleared.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824880	xxxxxx	32243722	xxxxxx	11/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.60 is less than Guideline PITIA months reserves of 9.00.	Sale of previous home was deposited into xxxxxx on xxxxxx After EMD deposits $210,000 was wired to title agent and $350K sent to brokerage account.		Reviewer Comment (2024-12-12): Additional wires provided and added for 2 additional EMD's. Borrower now has sufficient cash to close and reserves.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824880	xxxxxx	32243729	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves. Sale of previous home was deposited into xxxxxx on xxxxxx After EMD deposits $210,000 was wired to title agent and $350K sent to brokerage account.		Reviewer Comment (2024-12-12): Loan has been designated as Non-QM so this exception is no longer valid	12/12/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	824880	xxxxxx	32243730	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves. Sale of previous home was deposited into xxxxxx on xxxxxx After EMD deposits $210,000 was wired to title agent and $350K sent to brokerage account.		Reviewer Comment (2024-12-12): Loan has been designated as Non-QM so this exception is no longer valid	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	824886	xxxxxx	32242139	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $630,944.33 is over disclosed by $125.00 compared to the calculated Amount Financed of $630,819.33 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Disclosed amount financed is $1,031,272.44. Calculated amount financed is $1,031,397.44. Variance of $125.00. The appraisal management fee was not included.		Reviewer Comment (2024-12-05): SitusAMC received letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.		12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824886	xxxxxx	32242141	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,031,272.44 is under disclosed by $125.00 compared to the calculated Finance Charge of $1,031,397.44 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Disclosed Finance charge of $1,031,272.44. Calculated finance charge is $1,031,397.44. Variance of $125.00. The appraisal management fee was not included.		Reviewer Comment (2024-12-05): SitusAMC received letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.		12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	824886	xxxxxx	32250987	xxxxxx	11/27/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor Exception Request Report in file for xxxxxx property. Subject is rural new construction purchase with private road and well.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824889	xxxxxx	32238806	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-24): Client elects to waive			11/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824889	xxxxxx	32238807	xxxxxx	11/26/2024	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Reviewer Comment (2024-12-06): Disclosure provided	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824889	xxxxxx	32238809	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The COC in file does not give sufficient information on program change or fees being added to loan file.		Reviewer Comment (2024-12-13): SitusAMC received LE dated xxxxxx along with the COC for rate lock. Reviewer Comment (2024-12-11): SitusAMC received COC dated xxxxxx however the fee increased on CD dated xxxxxx for $7100. Kindly provide a valid COC for the fee increase on CD dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	824889	xxxxxx	32238837	xxxxxx	11/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-12-06): Prelim appraisal provided	12/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824889	xxxxxx	32352202	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	824897	xxxxxx	32325896	xxxxxx	12/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Street numbers vary xxxxxx		Reviewer Comment (2025-01-08): Updated HOI provided Reviewer Comment (2024-12-13): The LOE is not acceptable. The HOI must be updated to include the full address.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824897	xxxxxx	32346167	xxxxxx	12/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR for home in New Zealand is required. Current VOR in file for current primary on xxxxxx reflects started on xxxxxx, previous residence on xxxxxx reflects living rent free for 6 months and prior to that was renting in xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-13): Received payment history, however, as per the guide, we also need Verification of Rent for the "xxxxxx" property. Exception remains.			12/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	824928	xxxxxx	32312629	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD has a disbursement date prior to the consummation of the loan.		Reviewer Comment (2024-12-11): Final SS provided Reviewer Comment (2024-12-10): Document provided is a PC-CD which is a lender generated document. Provide the final stamped settlement statement to verify disbursement date.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	824929	xxxxxx	32088216	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-13): Client elects to waive			11/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	C	D	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824929	xxxxxx	32088228	xxxxxx	11/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2024-11-25): Client elects to waive. SOL 1 year expires xxxxxx			11/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	C	D	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824929	xxxxxx	32088230	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided				Reviewer Comment (2024-11-27): Received AUS. Exception cleared. Reviewer Comment (2024-11-21): This investor program for Expanded Criteria requires an AUS. If one was not provided, then the investor will need to consider waiving with verified comp factors.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	D	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824929	xxxxxx	32088250	xxxxxx	11/14/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		As per CDA report, an Appraisal report signed on xxxxxx was used to derive the information and the same is missing in the file. Provided corresponding Appraisal report signed on xxxxxx as the one provided in the file has a signed date of xxxxxx .		Reviewer Comment (2024-11-25): Prelim report provided	11/25/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	D	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824929	xxxxxx	32127117	xxxxxx	11/14/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-11-25): Cleared report provided	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	D	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	824950	xxxxxx	32310196	xxxxxx	12/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.		Reviewer Comment (2025-01-08): RCE provided	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	824950	xxxxxx	32312805	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Marital Status was not provided	Borrower: xxxxxx	None of the boxes checked on the 1003's in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-05): Client elects to waive			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	824950	xxxxxx	32312896	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Please provide the corresponding appraisal.		Reviewer Comment (2024-12-11): Prelim appraisal provided	12/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	824950	xxxxxx	32317238	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-11): Update fraud report with UDM provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	824950	xxxxxx	32317245	xxxxxx	12/09/2024	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Attorney Review Fee			Reviewer Comment (2024-12-05): Client elects to waive			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	B	B	A	A	N/A	N/A	Yes
xxxxxx	824994	xxxxxx	32175162	xxxxxx	11/25/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-27): Prelim appraisal provided	11/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825014	xxxxxx	32158332	xxxxxx	11/21/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-08): Received Appraisal dated xxxxxx . Exception cleared	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825040	xxxxxx	32566269	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Rider Missing		Reviewer Comment (2025-01-13): PPP to the DOT provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825040	xxxxxx	32566272	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-13): BP Cert provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825040	xxxxxx	32566428	xxxxxx	01/09/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects a unit number vs. all other documents which do not.		Reviewer Comment (2025-01-17): An updated CDA was provided.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825040	xxxxxx	32571578	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-01-13): PPP to the Note provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	825050	xxxxxx	32333041	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, property seller's, xxxxxx, were not included in the report.		Reviewer Comment (2024-12-16): Received Fraud and OFAC search run on xxxxxx. Exception cleared.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825050	xxxxxx	32344646	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the LOE's in file, the borrower lives rent free at the current primary residence. Provide the updated 1003.		Reviewer Comment (2024-12-13): Updated 1003 provided	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825050	xxxxxx	32344671	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The DOT in file is not executed		Reviewer Comment (2024-12-17): Executed DOT provided	12/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825050	xxxxxx	32344673	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided		The Rider is not executed		Reviewer Comment (2024-12-17): Executed Condo Rider provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825050	xxxxxx	32344719	xxxxxx	12/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.91 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2024-12-17): Final SS provided with updated funds to close that matches PC-CD. Borrower now has sufficient reserves.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825050	xxxxxx	32344740	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-12-17): Final SS provided with updated funds to close that matches PC-CD. Borrower now has sufficient reserves.	12/17/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825050	xxxxxx	32344741	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-12-17): Final SS provided with updated funds to close that matches PC-CD. Borrower now has sufficient reserves.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825059	xxxxxx	32281326	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-10): Approval provided	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825059	xxxxxx	32281412	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-04): Client elects to waive			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825059	xxxxxx	32281413	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $6,169.65 exceeds tolerance of $6,000.00. Insufficient or no cure was provided to the borrower. (7325)	Cure nor valid COC provided		Reviewer Comment (2024-12-09): SitusAMC received valid COC dated xxxxxx .	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825059	xxxxxx	32281417	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2024-12-13): Clear OFAC search received for xxxxxx - Exception cleared. Reviewer Comment (2024-12-11): xxxxxx is the authorized agent of the selling entity, that has signed the purchase contract and Grant, Bargain, Sale Deed. Kindly provide fraud and OFAC search for the Seller, xxxxxx. Exception remains.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825059	xxxxxx	32288394	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC only states the UW required a 1004D but not state why a 1004D. In addition, appraisal was completed xxxxxx and fee was not disclosed to borrower until xxxxxx which is outside of the 3 days of discovery.	Reviewer Comment (2024-12-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-12-10): SitusAMC received rebuttal, however 1004 is dated xxxxxx and fee added on xxxxxx which is not within 3 days. Cure would be required as fee is not added within 3 days.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-09): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the appraisal 1004D fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																12/16/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825063	xxxxxx	32289570	xxxxxx	12/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Credit refresh is required no more than 10 days prior to loan closing or at any time after closing.		Reviewer Comment (2024-12-11): Received Credit report dated xxxxxx . Exception cleared.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825063	xxxxxx	32290013	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-04): Client elects to waive			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825063	xxxxxx	32290016	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,680.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Valid COC nor cure provided		Reviewer Comment (2024-12-09): SitusAMC received valid COC document.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825071	xxxxxx	32158814	xxxxxx	11/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent - xxxxxx, and seller authorized signor's - xxxxxx and xxxxxx, were not included on the fraud report.		Reviewer Comment (2024-11-29): Received ASC alert. Exception cleared. Reviewer Comment (2024-11-26): Received fraud and OFAC search run on the seller authorized signors and settlement agent. However There is ASC alert for the appraiser xxxxxx. Exception remains.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825071	xxxxxx	32158826	xxxxxx	11/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-04): Client elects to waive. 442 provided dated xxxxxx: No Damage Reviewer Comment (2024-11-20): Client elects to waive. 442 provided dated xxxxxx: No Damage			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825071	xxxxxx	32161749	xxxxxx	11/22/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx and xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal's provided to the borrower on xxxxxx and xxxxxx .		Reviewer Comment (2024-12-04): Additional appraisal provided Reviewer Comment (2024-12-02): Received delivery receipt of the xxxxxx appraisal. However the appraisal dated xxxxxx is missing. Provide appraisal dated xxxxxx . Exception remains. Reviewer Comment (2024-11-27): Received copy of xxxxxx appraisal. Pending receipt of the xxxxxx appraisal.	12/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825071	xxxxxx	32162005	xxxxxx	11/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Missing current exchange rate for xxxxxx		Reviewer Comment (2024-12-03): Currency converters provided. A lookup of the historical rates reflects rates were higher in October 2024 to today. Accepting currency converters. Reviewer Comment (2024-11-29): Received currency converter is post closed xxxxxx . Provide converter as of xxxxxx . Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825071	xxxxxx	32162026	xxxxxx	11/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Missing current exchange rate for xxxxxx Acct. xxxxxx		Reviewer Comment (2024-12-03): Currency converters provided. A lookup of the historical rates reflects rates were higher in October 2024 to today. Accepting currency converters. Reviewer Comment (2024-11-29): Received currency converter is post closed xxxxxx . Provide converter as of xxxxxx . Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825071	xxxxxx	32162027	xxxxxx	11/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Missing current exchange rate for xxxxxx Acct. xxxxxx		Reviewer Comment (2024-12-03): Currency converters provided. A lookup of the historical rates reflects rates were higher in October 2024 to today. Accepting currency converters. Reviewer Comment (2024-11-29): Received currency converter is post closed xxxxxx . Provide converter as of xxxxxx . Exception remains.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825073	xxxxxx	32158515	xxxxxx	11/22/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2024-12-03): Prelim appraisal provided Reviewer Comment (2024-11-25): The same appraisal was provided that was in file at time of review. The completion date is xxxxxx . The CDA reflects an appraisal was reviewed with a completion date of xxxxxx which also matches the delivery provided.	12/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32158893	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.28402% or Final Disclosure APR of 10.34300% is equal to or greater than the threshold of APOR 6.59% + 3.5%, or 10.09000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-12-05): Delivery provided

Reviewer Comment (2024-12-04): The LOE does not clear this condition. All appraisal, including updates, regardless of updates, per regs need to be provided to the borrower. Provide evidence the appraisal with a completion date of xxxxxx was delivered to the borrower.

Reviewer Comment (2024-12-03): The prelim appraisal was provided, however this is not what is being requested. Evidence the updated appraisal with a completion date of xxxxxx needs to be provided.

Reviewer Comment (2024-11-25): The delivery provided is dated prior to the completion of the report. An appraisal cannot be delivered prior to its completion. Provide delivery of the report dated xxxxxx .
															12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32158894	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-12-05): Delivery provided

Reviewer Comment (2024-12-04): The LOE does not clear this condition. All appraisal, including updates, regardless of updates, per regs need to be provided to the borrower. Provide evidence the appraisal with a completion date of xxxxxx was delivered to the borrower.

Reviewer Comment (2024-12-03): The prelim appraisal was provided, however this is not what is being requested. Evidence the updated appraisal with a completion date of xxxxxx needs to be provided.

Reviewer Comment (2024-11-25): The delivery provided is dated prior to the completion of the report. An appraisal cannot be delivered prior to its completion. Provide delivery of the report dated xxxxxx .
															12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32158896	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI issue due to transposed 1st mtg mo pmt amount. Per credit report/mtg stmt/original Note $4,509.00 mo. 1008 reflects $4,059.00 mo. Dif of $447 mo, causing DTI to exceed 50%	Reviewer Comment (2024-12-03): Pay history from business account provided supporting business pays xxxxxx Per guidelines, can be excluded with 6+ months pay history. DTI is within guidelines.

Reviewer Comment (2024-11-26): An updated 1008 and 1003 were received with the corrected P&I payment, but the DTI did not change as the co-borrower's income was adjusted incorrectly. The co-borrower's income calculation for 2023 is $29,329 x 75% (ownership) + $19,015.38 (wages) = $41,641.38 annually or $3,470.11 monthly. The income worksheet provided took the full income from the tax returns rather than 75%. The DTI remains at 55.73579% and this exception as well.
															12/03/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825073	xxxxxx	32158897	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.73579% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI issue due to transposed 1st mtg mo pmt amount. Per credit report/mtg stmt/original Note $4,509.00 mo. 1008 reflects $4,059.00 mo. Dif of $447 mo, causing DTI to exceed 50%		Reviewer Comment (2024-12-03): See revised exception Reviewer Comment (2024-11-26): An updated 1008 and 1003 were received with the corrected P&I payment, but the DTI did not change as the co-borrower's income was adjusted incorrectly. The co-borrower's income calculation for 2023 is $29,329 x 75% (ownership) + $19,015.38 (wages) = $41,641.38 annually or $3,470.11 monthly. The income worksheet provided took the full income from the tax returns rather than 75%. The DTI remains at 55.73579% and this exception as well.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32158910	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $150.00 on the Loan Estimate, but was disclosed as $700.00 on the Final Closing Disclosure. The COC provided reflects fee increased due to unique property, however additional information will be required as to why the property is considered unique as a review of the appraisal suggests otherwise.		Reviewer Comment (2024-12-02): Situsamc Received Valid COC dated xxxxxx .	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825073	xxxxxx	32158927	xxxxxx	11/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.16686% exceeds Guideline total debt ratio of 50.00000%.	DTI issue due to transposed 1st mtg mo pmt amount. Per credit report/mtg stmt/original Note $4,509.00 mo. 1008 reflects $4,059.00 mo. Dif of $447 mo, causing DTI to exceed 50%	Reviewer Comment (2024-12-03): Pay history from business account provided supporting business pays xxxxxx. Per guidelines, can be excluded with 6+ months pay history. DTI is within guidelines.

Reviewer Comment (2024-12-03): Updated B2’s income to be calculated off of income/expenses vs distributions/contributions. The B2 income, with W2 income, was updated to $4,028.70. B1’s income is $15,814.67. DTI is still excessive at 54.16686%.

Reviewer Comment (2024-12-03): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 55.73579% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2024-11-26): An updated 1008 and 1003 were received with the corrected P&I payment, but the DTI did not change as the co-borrower's income was adjusted incorrectly. The co-borrower's income calculation for 2023 is $29,329 x 75% (ownership) + $19,015.38 (wages) = $41,641.38 annually or $3,470.11 monthly. The income worksheet provided took the full income from the tax returns rather than 75%. The DTI remains at 55.73579% and this exception as well.
															12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32158968	xxxxxx	11/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI issue due to transposed 1st mtg mo pmt amount. Per credit report/mtg stmt/original Note $4,509.00 mo. 1008 reflects $4,059.00 mo. Dif of $447 mo, causing DTI to exceed 50%	Reviewer Comment (2024-12-03): Pay history from business account provided supporting business pays xxxxxx. Per guidelines, can be excluded with 6+ months pay history. DTI is within guidelines.

Reviewer Comment (2024-12-03): Updated B2’s income to be calculated off of income/expenses vs distributions/contributions. The B2 income, with W2 income, was updated to $4,028.70. B1’s income is $15,814.67. DTI is still excessive at 54.16686%.

Reviewer Comment (2024-11-26): An updated 1008 and 1003 were received with the corrected P&I payment, but the DTI did not change as the co-borrower's income was adjusted incorrectly. The co-borrower's income calculation for 2023 is $29,329 x 75% (ownership) + $19,015.38 (wages) = $41,641.38 annually or $3,470.11 monthly. The income worksheet provided took the full income from the tax returns rather than 75%. The DTI remains at 55.73579% and this exception as well.
															12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32190716	xxxxxx	11/22/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	If the borrower pays themselves wage income, a YTD paystub must be included in the file.		Reviewer Comment (2024-12-02): Received YTD paystub. Exception cleared.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32293548	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.16686% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)			Reviewer Comment (2024-12-03): Pay history from business account provided supporting business pays xxxxxx. Per guidelines, can be excluded with 6+ months pay history. DTI is within guidelines. Reviewer Comment (2024-12-03): Updated B2’s income to be calculated off of income/expenses vs distributions/contributions. The B2 income, with W2 income, was updated to $4,028.70. B1’s income is $15,814.67. DTI is still excessive at 54.16686%.	12/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825073	xxxxxx	32316791	xxxxxx	12/05/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-05): Client elects to waive			12/05/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825105	xxxxxx	32248062	xxxxxx	11/29/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Policy # is missing on provided blanket policy.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-27): The client elects to waive.			11/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825112	xxxxxx	32366361	xxxxxx	12/13/2024	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Tangible Net Benefit Disclosure Signed by Borrower	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not signed by the Borrower prior to closing.	TNB signed at closing. Earlier TNB in file is incomplete and not signed by the Borrower.		Reviewer Comment (2024-12-13): Client elects to waive			12/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825112	xxxxxx	32375334	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $140.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Cure nor valid COC provided		Reviewer Comment (2024-12-30): SitusAMC received LOE with UW condition snip for adding CDA. Reviewer Comment (2024-12-18): SitusAMC received COC. However, the CDA is dated xxxxxx and the Appraisal report is dated xxxxxx .Therefore, we require additional information when did the lender became aware that the Appraisal - Property Data report required. Since the CDA should be issued within three days of the Appraisal report or provide cure for the fee added. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825112	xxxxxx	32375349	xxxxxx	12/13/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide proof property is free and clear. HOI with no mortgagee is not sufficient prove as, at times, these are mistakenly left off.		Reviewer Comment (2024-12-19): Received Property History Report. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825127	xxxxxx	32345208	xxxxxx	12/12/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-12-23): Received final Title Policy. Exception cleared. Reviewer Comment (2024-12-18): Escrow instructions are not acceptable for this. Provide the updated title dated later than the one in file, title supplement or final title policy.	12/23/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825127	xxxxxx	32345216	xxxxxx	12/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-23): Received final Title Policy. Exception cleared.	12/23/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825127	xxxxxx	32345302	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The mortgage statement reflects non-borrower. Provide Note to verify borrower is not liable to pay mortgage.		Reviewer Comment (2024-12-18): Property profile report reflects not obligated to lien.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825127	xxxxxx	32345378	xxxxxx	12/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI policy reflects address as xxxxxx as per Note.		Reviewer Comment (2024-12-18): Updated HOI provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825127	xxxxxx	32345411	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $200.00 plus 10% or $220.00. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $200.00 on the initial Loan Estimate to $375.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-12-18): SItusAMC received a valid COC.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825127	xxxxxx	32345412	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Disbursement date is xxxxxx and RTC expiration is xxxxxx . The loan cannot disburse at or prior to the expiration on the RTC. If the disbursement date on the Final CD is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2024-12-16): The signed Final Settlement Statement with the disbursement date of xxxxxx was provided.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825129	xxxxxx	32075862	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)	Reviewer Comment (2024-12-13): OFAC searches were provided.

Reviewer Comment (2024-11-22): The HUD-1 provided is not signed by anyone, or the Settlement Agent nor is the name listed anywhere in file who the Settlement Agent is so unable to determine who the Settlement Agent is on the loan.

Reviewer Comment (2024-11-21): Received OFAC SDN Name screening for Loan Officer's, Appraisers.  Provide OFAC SDN Name screening for settlement agent however unable to identify from the signature on the document. Exception remains.

Reviewer Comment (2024-11-18): Received OFAC search for Guarantors. Provide OFAC SDN Name screening for all transaction participants (Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents) Exception remains.
															12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825129	xxxxxx	32075866	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2024-11-15): Wire provided	11/15/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825129	xxxxxx	32075867	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-12-13): The Final HUD was provided. Reviewer Comment (2024-12-10): None of the documents uploaded contain the final H xxxxxx Reviewer Comment (2024-11-15): The HUD provided is not signed/dated by the borrower nor stamped certified by the settlement agent. Also the HUD must be final. All the red mark ups are not acceptable.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825129	xxxxxx	32075876	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-11-22): Disaster PCR dated xxxxxx No Damage	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825129	xxxxxx	32075877	xxxxxx	11/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: City name not matching with note		Reviewer Comment (2024-12-27): An updated appraisal and CDA were provided. Reviewer Comment (2024-12-16): Investor requires all loan documents to have the same address as the Note.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825129	xxxxxx	32089736	xxxxxx	11/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Zip does not match Note		Reviewer Comment (2024-12-11): Updated HOI provided Reviewer Comment (2024-11-20): Updated comments. Zip code does not match the Note.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825135	xxxxxx	32232768	xxxxxx	11/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-12): Fraud with UDM provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825135	xxxxxx	32232884	xxxxxx	11/26/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-12): E-consent provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825135	xxxxxx	32243791	xxxxxx	11/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.05090% exceeds Guideline total debt ratio of 45.00000%.	Max 45% DTI for FTHB renting. Credit report nor fraud report reflects previous ownership of a property within the past 36 months.		Reviewer Comment (2024-12-18): Updated credit supplement provided reflecting updated balances for 3 accounts dated prior to close. DTI is now within guidelines.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825135	xxxxxx	32243792	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Max 45% DTI for FTHB renting. Credit report nor fraud report reflects previous ownership of a property within the past 36 months.		Reviewer Comment (2024-12-18): Updated credit supplement provided reflecting updated balances for 3 accounts dated prior to close. DTI is now within guidelines.	12/18/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825135	xxxxxx	32243793	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max 45% DTI for FTHB renting. Credit report nor fraud report reflects previous ownership of a property within the past 36 months.		Reviewer Comment (2024-12-18): Updated credit supplement provided reflecting updated balances for 3 accounts dated prior to close. DTI is now within guidelines.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825135	xxxxxx	32243794	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.05090% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max 45% DTI for FTHB renting. Credit report nor fraud report reflects previous ownership of a property within the past 36 months.		Reviewer Comment (2024-12-18): Updated credit supplement provided reflecting updated balances for 3 accounts dated prior to close. DTI is now within guidelines.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825135	xxxxxx	32243795	xxxxxx	11/26/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match		Reviewer Comment (2024-12-12): Updated flood cert provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825136	xxxxxx	32438766	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-01-02): Received Note Addendum - Prepayment. Exception cleared. Reviewer Comment (2024-12-30): No Note Addendum - Prepayment Addendum in file. Exception remains.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	825197	xxxxxx	32646392	xxxxxx	01/22/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. The Bookkeeper letter in file only verifies the ownership % as well as loan is a 12 month bank statement deal.		Reviewer Comment (2025-01-24): Received Business Listing Entity to verify business is in existence for more than 2 years. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825197	xxxxxx	32646395	xxxxxx	01/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-27): Received Credit Report dated xxxxxx . Exception cleared.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825197	xxxxxx	32646506	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.64222% or Final Disclosure APR of 9.70000% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2025-01-24): Delivery provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825197	xxxxxx	32646507	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-24): Delivery provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825219	xxxxxx	32449949	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.09359% or Final Disclosure APR of 8.12900% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-26): An email was provided for evidence of delivery of the appraisal.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825219	xxxxxx	32449950	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-26): An email was provided for evidence of delivery of the appraisal.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825219	xxxxxx	32449954	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $525.00 exceeds tolerance of $460.00 plus 10% or $506.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825219	xxxxxx	32481653	xxxxxx	12/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA license number and lookup. Expense factor provided.		Reviewer Comment (2024-12-30): Received CPA license number and lookup. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825219	xxxxxx	32481772	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower. DOT reflects non-borrowing spouse is not vested as well as RTC and CD were not signed by the individual.		Reviewer Comment (2024-12-26): The Deed transferring the ownership to the borrower was provided.	12/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825235	xxxxxx	32258958	xxxxxx	12/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-12-12): Received updated Fraud Report. Fraud and OFAC run on the settlement agent. Exception cleared. Reviewer Comment (2024-12-06): On Closing Disclosure the settlement agent name is missing however on security Instrument notary stamp reflects the title name xxxxxx. Provide Fraud and OFAC search run on settlement agent, xxxxxx. Exception remains.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825235	xxxxxx	32290414	xxxxxx	12/02/2024	Credit	Guideline	Guideline Issue	Guideline	Gift Funds not allowable per guidelines.	Per guidelines gift funds are not allowed for non-permanent resident alien. Investor approval in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-02): Client elects to waive with verified compensation factors			12/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825279	xxxxxx	32295138	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-12-11): The Tax Cert was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825279	xxxxxx	32295142	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Credit and Background Authorization document is missing.	Reviewer Comment (2024-12-20): CC provided

Reviewer Comment (2024-12-18): The documents provided are are not the Credit and Background Authorization.

Reviewer Comment (2024-12-18): The credit report only was provided for xxxxxx. Per the original condition and comments on xxxxxx and xxxxxx , the credit and background authorization is required for xxxxxx. One was provided for xxxxxx which is not a party to this transaction.

Reviewer Comment (2024-12-17): No new documents received. Please try uploading again. Pease review the comments from xxxxxx . CC provided for xxxxxx. Additional CC in file says it is for xxxxxx. The other Guarantor is xxxxxx.

Reviewer Comment (2024-12-10): CC provided for xxxxxx. Additional CC says xxxxxx
															12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825279	xxxxxx	32295730	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-12-11): An OFAC report for loan participants was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825279	xxxxxx	32295892	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent.		Reviewer Comment (2024-12-10): Wire ticket provided	12/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825279	xxxxxx	32311795	xxxxxx	12/09/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provide the corrected appraisal. The appraisal notes Yes to listed within the past 12 months but then comments not listed on the MLS.		Reviewer Comment (2024-12-11): Evidence the listing was removed was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825281	xxxxxx	32304400	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade ticket to settlement agent		Reviewer Comment (2024-12-11): Wire ticket provided	12/11/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825281	xxxxxx	32304410	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Please provide Credit and Background Authorization, Borrower Contact Form, and the Property Management Agreement.	Reviewer Comment (2025-01-28): PMQ and Contact information provided for xxxxxx.

Reviewer Comment (2025-01-24): PQM and Borrower contact received for xxxxxx. The PQM and Borrower was not provided for xxxxxx. Was provided for xxxxxx who not a party to this transaction.

Reviewer Comment (2025-01-09): Received CC for xxxxxx. Still pending receipt of Borrower Contact Form and PMQ for both xxxxxx and xxxxxx.

Reviewer Comment (2024-12-18): xxxxxx is not part of the transaction. The borrower information needs to reflect xxxxxx and the authorization provided for him.

Reviewer Comment (2024-12-16): Received Credit Report. Provide The Credit and Background Authorization for xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2024-12-11): The CC and Information sheet provided is for xxxxxx. The Guarantors are xxxxxx and xxxxxx.
															01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825281	xxxxxx	32304518	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-12-11): OFAC searches for all loan participants have been received.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825281	xxxxxx	32311827	xxxxxx	12/09/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provide the corrected appraisal. The appraisal notes Yes to listed within the past 12 months but then comments not listed on the MLS.		Reviewer Comment (2024-12-11): Evidence of the listing being removed was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825284	xxxxxx	32294473	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,852.00 exceeds tolerance of $7,308.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increases from $0.00 on the initial Loan Estimate to $7,308.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-12-17): SitusAMC received a valid COC.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825284	xxxxxx	32294498	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal		Reviewer Comment (2024-12-19): Prelim appraisal provided Reviewer Comment (2024-12-18): Received corresponding appraisal dated xxxxxx . However the address does not match with the note address. 1004 reflects city as xxxxxx vs Note reflects xxxxxx. Exception remains.	12/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825284	xxxxxx	32294508	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 Section 5 A. If YES, have you had an ownership interest in another property in the last three years? is blank for xxxxxx		Reviewer Comment (2024-12-18): Received updated 1003. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825284	xxxxxx	32294512	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mortgage Statement for 1st lien is missing		Reviewer Comment (2024-12-16): 1st lien mortgage statement was provided.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825284	xxxxxx	32295685	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	Missing HOA verification. LOE in file states no insurance as it is covered by the HOA.		Reviewer Comment (2024-12-18): Received HOA document. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825284	xxxxxx	32295692	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other, Tax Verification	Missing documentation to confirm no PITIA on this property. Shown on application with no payment.		Reviewer Comment (2024-12-18): Received mortgage statement reflecting non-borrower's name, verified from bank statement solely in name of non-borrower paying the mortgage payment. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825286	xxxxxx	32302967	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx . Further, there is also a delivery in file dated xxxxxx . Provide that corresponding appraisal as well.		Reviewer Comment (2024-12-16): An appraisal dated xxxxxx was provided. Reviewer Comment (2024-12-11): Received appraisal dated xxxxxx . Pending receipt of appraisal delivered on xxxxxx .	12/16/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825286	xxxxxx	32303144	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.44363% or Final Disclosure APR of 8.46200% is equal to or greater than the threshold of APOR 6.73% + 1.5%, or 8.23000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-12-20): Borrower acknowledgment received stating received email xxxxxx

Reviewer Comment (2024-12-18): Delivery for the xxxxxx appraisal was provided. The value changed from xxxxxx appraisal to xxxxxx appraisal. Delivery provided for xxxxxx appraisal dated xxxxxx with no evidence of borrower receipt. Presumed received date is xxxxxx which is not within 3 business days prior to close. This is required for the updated appraisal due to a change in value.

Reviewer Comment (2024-12-16): Please provide evidence of delivery for the appraisal dated xxxxxx we have evidence of delivery for the other two appraisals.

Reviewer Comment (2024-12-11): The rebuttal is not acceptable. The delivery provided is dated xxxxxx and is for the updated appraisal dated xxxxxx . There is no evidence of earlier receipt in file. The xxxxxx appraisal was provided, however no evidence of appraisal delivery was provided for this appraisal.

Reviewer Comment (2024-12-10): Delivery provided dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date is xxxxxx . Borrower did not receive appraisal within 3 business days prior to closing. There is a condition on the file for the previous appraisals prior to the appraisal we have in file, which is a possible update.
															12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825286	xxxxxx	32303145	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-12-20): Borrower acknowledgment received stating received email xxxxxx

Reviewer Comment (2024-12-18): Delivery for the xxxxxx appraisal was provided. The value changed from xxxxxx appraisal to xxxxxx appraisal. Delivery provided for xxxxxx appraisal dated xxxxxx with no evidence of borrower receipt. Presumed received date is xxxxxx which is not within 3 business days prior to close. This is required for the updated appraisal due to a change in value.

Reviewer Comment (2024-12-16): Please provide evidence of delivery for the appraisal dated xxxxxx we have evidence of delivery for the other two appraisals

Reviewer Comment (2024-12-11): The rebuttal is not acceptable. The delivery provided is dated xxxxxx and is for the updated appraisal dated xxxxxx . There is no evidence of earlier receipt in file. The xxxxxx appraisal was provided, however no evidence of appraisal delivery was provided for this appraisal.

Reviewer Comment (2024-12-10): Delivery provided dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date is xxxxxx . Borrower did not receive appraisal within 3 business days prior to closing. There is a condition on the file for the previous appraisals prior to the appraisal we have in file, which is a possible update.
															12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825286	xxxxxx	32362110	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Provide evidence of delivery of the appraisal dated xxxxxx .		Reviewer Comment (2024-12-18): Delivery provided for xxxxxx appraisal Reviewer Comment (2024-12-16): Please provide evidence of delivery for the appraisal dated xxxxxx we have evidence of delivery for the other two appraisals	12/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825306	xxxxxx	32378020	xxxxxx	12/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease agreement required for unit xxxxxx		Reviewer Comment (2025-01-28): Lease agreements provided. Same tenant rents both units. LOE explanation in file stating second unit is utilized for borrower's children and their foster children. Reviewer Comment (2025-01-28): Received lease agreement from same tenants (xxxxxx) with 2 different terms ($5,000 & $3,000). Exception remains.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825306	xxxxxx	32426926	xxxxxx	12/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Lender is not listed as Mortgagee		Reviewer Comment (2025-01-08): Updated HOI provided Reviewer Comment (2025-01-03): The corrected policy reflects the additional interests took effect xxxxxx which is post-close.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825315	xxxxxx	32322973	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Final CD was not signed by the borrower.		Reviewer Comment (2025-01-06): Final signed and dated CD provided to all parties signed and dated xxxxxx. Reviewer Comment (2024-12-23): The CD provided is not the final CD. The CD dated xxxxxx is the final CD as that is also the day of consummation. The CD dated xxxxxx is not signed or dated.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825315	xxxxxx	32322974	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Final CD was not signed by the borrower.		Reviewer Comment (2025-01-06): Final signed and dated CD provided to all parties signed and dated xxxxxx. Reviewer Comment (2024-12-23): The CD provided is not the final CD. The CD dated xxxxxx is the final CD as that is also the day of consummation. The CD dated xxxxxx is not signed or dated.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825315	xxxxxx	32322976	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Provided to All Parties Test	TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	Final CD was not signed by the borrower.		Reviewer Comment (2025-01-06): Final signed and dated CD provided to all parties signed and dated xxxxxx. Reviewer Comment (2024-12-23): The CD provided is not the final CD. The CD dated xxxxxx is the final CD as that is also the day of consummation. The CD dated xxxxxx is not signed or dated.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure, and proof of delivery and NORTC if reopened rescission required	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825315	xxxxxx	32325343	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Per the 4 (b), need Quit Claim Deed from spouse to borrower.		Reviewer Comment (2025-01-09): Received Quit Claim Deed. Exception cleared.	01/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825315	xxxxxx	32325348	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825322	xxxxxx	32369371	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-20): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32301510	xxxxxx	12/09/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	Reviewer Comment (2025-01-10): Condo docs provided reflecting walls in coverage.

Reviewer Comment (2025-01-07): The same policy was provided that was in file at time of review. The policy reflects replacement cost and coverage follows the for of the condo master deed and declaration of trust. There isn't anything regarding walls-in coverage. The LOE stating the agent will not add it to the master policy is not acceptable nor are there any other documents in file that support here are walls in coverage for the master policy. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-12-20): Evidence the Master Policy covers Walls in from the Insurance Agent or an HO-6 policy is required.
															01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32301546	xxxxxx	12/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has xxxxxx and note has Unit xxxxxx.		Reviewer Comment (2024-12-20): An updated HOI Master Policy was provided.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32301559	xxxxxx	12/09/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate has xxxxxx and note has Unit xxxxxx.		Reviewer Comment (2024-12-20): An updated Flood Cert was provided.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32301568	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-12-20): The Final 1003 was provided.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32301651	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increase from $450.00 on the initial Loan Estimate to $550.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-01-09): SitusAMC received a valid COC. Reviewer Comment (2024-12-23): SitusAMC received COC stating "complexity" however we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity in order to clear the exception. Reviewer Comment (2024-12-13): SitusAMC received COC dated xxxxxx whereas the Appraisal fee increased on LE dated xxxxxx for $550.Kindly provide a valid COC as to why the fee increased or provide cure Docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825324	xxxxxx	32301665	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller Authorized Signatory, xxxxxx, is missing.		Reviewer Comment (2025-01-09): Received Fraud and OFAC search run on seller Authorized Signatory, xxxxxx. Exception cleared.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825324	xxxxxx	32303131	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception approval request for non-warrantable condo. The exception is due to the project is non-warrantable because it does not have a PER's approval or an engineering cert, as xxxxxx would required, for a non-gut converted project. And this falls outside Verus' non-warrantable condo guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with verified compensation factors			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374651	xxxxxx	12/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-12-19): FTP provided	12/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374661	xxxxxx	12/17/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-12-19): FTP provided	12/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374793	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified)	New York High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374794	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided)	New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374795	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374796	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Escrow Not Established)	New York High-Cost Loan: Escrow account not established for the collection of property taxes and insurance. (Note: This requirement does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374797	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage)	New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374798	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32374799	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.11052% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .11052%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-01-22): Cure documentation received including borrower choice letter, refund check and proof of delivery.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/State High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825336	xxxxxx	32433181	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The lender miscalculated the income. Per guidelines, qualifying income is divided by 84 and lender divided by 60, Mutual Fund can only be used at 70%, Equity from Real Estate cannot be used to qualify, and the lender only deducted the EMD vs. the whole down payment which is EMD + Funds to close.	Reviewer Comment (2024-12-23): Variance letter provided by investor with 60 months allowed for calculation for asset utilization and additional assets excluding the ones used for income qualifying utilized for down payment. DTI is now within guidelines.

Reviewer Comment (2024-12-23): The variance letter must be emailed to the DD by the investor and request a re-review.

Reviewer Comment (2024-12-20): The DD has not received any variance for this lender from the investor to utilize 60 months vs 84 months. This will need to be provided from the investor. Further, the income worksheet from the lender indicates the equity sale was used in the asset utilization.
															12/23/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825336	xxxxxx	32433182	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 148.12006% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The lender miscalculated the income. Per guidelines, qualifying income is divided by 84 and lender divided by 60, Mutual Fund can only be used at 70%, Equity from Real Estate cannot be used to qualify, and the lender only deducted the EMD vs. the whole down payment which is EMD + Funds to close.	Reviewer Comment (2024-12-23): Variance letter provided by investor with 60 months allowed for calculation for asset utilization and additional assets excluding the ones used for income qualifying utilized for down payment. DTI is now within guidelines.

Reviewer Comment (2024-12-23): The variance letter must be emailed to the DD by the investor and request a re-review.

Reviewer Comment (2024-12-20): The DD has not received any variance for this lender from the investor to utilize 60 months vs 84 months. This will need to be provided from the investor. Further, the income worksheet from the lender indicates the equity sale was used in the asset utilization.
															12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32433183	xxxxxx	12/17/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided)	New York High-Cost Loan: Counseling Disclosure not provided to borrower.	Reviewer Comment (2025-01-22): Cure documentation received. Loan is no longer high cost.

Reviewer Comment (2025-01-02): The lender cannot just choose to issue a refund to the borrower. There are specific cure requirements when either HOEPA/High Cost violations are cited. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Received copy of refund check, mailing label reflecting tracking as out for delivery, and LOE to borrower. Pending receipt of choice letter and acknowledgment from borrower on choice selected. Remaining days to cure on condition is 2 days.

Reviewer Comment (2024-12-19): The loan does not pass high cost testing and condition cannot be waived. Found the undiscounted rate and price on the compliance report in file, however no discount points were eligible for exclusion from NY testing. Bona fide discount points payable by borrower may be excluded if: <= 2 points and interest rate <=1% above Treasury Yield OR if discount points are funded directly or indirectly through a grant from federal, state or local gov't agency or not-for-profit organization. Undiscounted rate of 8% was 4.02% greater than UST of 3.98% resulting in thresholds being exceeded.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32433184	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $780.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2024-12-30): SitusAMC received valid COC document. Reviewer Comment (2024-12-23): SitusAMC received disclosure change summary, but it does not give sufficient information on why the appraisal fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825336	xxxxxx	32433192	xxxxxx	12/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 148.12006% exceeds Guideline total debt ratio of 50.00000%.	The lender miscalculated the income. Per guidelines, qualifying income is divided by 84 and lender divided by 60, Mutual Fund can only be used at 70%, Equity from Real Estate cannot be used to qualify, and the lender only deducted the EMD vs. the whole down payment which is EMD + Funds to close.	Reviewer Comment (2024-12-23): Variance letter provided by investor with 60 months allowed for calculation for asset utilization and additional assets excluding the ones used for income qualifying utilized for down payment. DTI is now within guidelines.

Reviewer Comment (2024-12-23): The variance letter must be emailed to the DD by the investor and request a re-review.

Reviewer Comment (2024-12-20): The DD has not received any variance for this lender from the investor to utilize 60 months vs 84 months. This will need to be provided from the investor. Further, the income worksheet from the lender indicates the equity sale was used in the asset utilization.
															12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32433221	xxxxxx	12/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $-2,408.64 is less than AUS required disposable income of $2,500.00.	The lender miscalculated the income. Per guidelines, qualifying income is divided by 84 and lender divided by 60, Mutual Fund can only be used at 70%, Equity from Real Estate cannot be used to qualify, and the lender only deducted the EMD vs. the whole down payment which is EMD + Funds to close.	Reviewer Comment (2024-12-23): Variance letter provided by investor with 60 months allowed for calculation for asset utilization and additional assets excluding the ones used for income qualifying utilized for down payment. Residual income now within guidelines.

Reviewer Comment (2024-12-23): The variance letter must be emailed to the DD by the investor and request a re-review.

Reviewer Comment (2024-12-20): The DD has not received any variance for this lender from the investor to utilize 60 months vs 84 months. This will need to be provided from the investor. Further, the income worksheet from the lender indicates the equity sale was used in the asset utilization.
															12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825336	xxxxxx	32433223	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The lender miscalculated the income. Per guidelines, qualifying income is divided by 84 and lender divided by 60, Mutual Fund can only be used at 70%, Equity from Real Estate cannot be used to qualify, and the lender only deducted the EMD vs. the whole down payment which is EMD + Funds to close.	Reviewer Comment (2024-12-23): Variance letter provided by investor with 60 months allowed for calculation for asset utilization and additional assets excluding the ones used for income qualifying utilized for down payment. DTI is now within guidelines.

Reviewer Comment (2024-12-23): The variance letter must be emailed to the DD by the investor and request a re-review.

Reviewer Comment (2024-12-20): The DD has not received any variance for this lender from the investor to utilize 60 months vs 84 months. This will need to be provided from the investor. Further, the income worksheet from the lender indicates the equity sale was used in the asset utilization.
															12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32344651	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,435.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,435.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-06): SitusAMC received attestation is sufficient. Reviewer Comment (2024-12-23): SitusAMC received rebuttal, however on LE fee was disclosed as recording fee and other taxes. Please provide attestation confirming the bifurcation of fee amount for recording fee and transfer taxes. Please provide same to re-evaluate the exception.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825355	xxxxxx	32357961	xxxxxx	12/12/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Borrower is on an IRS installment plan. The Installment Agreement was provided and ACH confirmation. Provide evidence of 2 months payments have been made on time and the updated 1008 including the lien in the CLTV calculations per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-02): The 2 months proof of payments is a requirement in the guidelines for borrower on payment plans for income tax liens.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32358063	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2025-01-03): Updated appraisal with correct address provided.	01/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32358126	xxxxxx	12/12/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	City does not match		Reviewer Comment (2025-01-03): Updated appraisal with correct address provided	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32566738	xxxxxx	01/03/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.26326% or Final Disclosure APR of 8.34400% is equal to or greater than the threshold of APOR 6.73% + 1.5%, or 8.23000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-01-09): Delivery received Reviewer Comment (2025-01-08): The document provided states the borrower delivery process has begun but does not reflect it is delivered or status of delivery process. Provide evidence the appraisal was delivered.	01/09/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32566739	xxxxxx	01/03/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-01-09): Delivery received Reviewer Comment (2025-01-08): The document provided states the borrower delivery process has begun but does not reflect it is delivered or status of delivery process. Provide evidence the appraisal was delivered.	01/09/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825355	xxxxxx	32608777	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-09): Client elects to waive			01/09/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825367	xxxxxx	32550901	xxxxxx	01/09/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-13): E-Consent provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825385	xxxxxx	32240511	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business Narrative	If nature of borrower’s business cannot be determined from the URLA, a business narrative may be provided by the borrower.		Reviewer Comment (2024-12-16): Received Business Narrative form. Exception cleared.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825387	xxxxxx	32266284	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $156.50 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Lender Cure of $56.50 reflecting on Final CD.		Reviewer Comment (2024-12-06): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825387	xxxxxx	32266287	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC in file does not provide sufficient information as to why the fee was added.		Reviewer Comment (2024-12-06): SItusAMC received a valid COC.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825387	xxxxxx	32291375	xxxxxx	12/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The FTP does not have the condo endorsement checked.	Reviewer Comment (2024-12-12): Email from title verifying condo endorsement included.

Reviewer Comment (2024-12-11): As stated previously, those are a list of endorsements that can be included. Only Alta 9 is checked which is not the condo endorsement. As you can clear see the list says PUD endorsement which would not be included if the property is not a PUD. So you will need something from title saying the condo endorsement is included OR you will need to have them check the Alta 4 is included.

Reviewer Comment (2024-12-10): The policy on page 519 short form does not reflect the condo endorsement as checked or included. Provide the updated FTP with email from title asking for update.

Reviewer Comment (2024-12-09): Alta 9 is not a condo endorsement. It is for restrictions, encroachments, minerals.

Reviewer Comment (2024-12-05): The loan does contain an FTP. Short Form Title (D0363). The document must be updated to include the Condo Endorsement. Closing instructions are not acceptable.
															12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825387	xxxxxx	32320036	xxxxxx	12/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $156.50 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-12-06): Sufficient Cure Provided At Closing		12/06/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825402	xxxxxx	32459937	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825402	xxxxxx	32459998	xxxxxx	12/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825402	xxxxxx	32460021	xxxxxx	12/26/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign consent agreement is missing on file.		Reviewer Comment (2024-12-31): Received E-Sign consent agreement.Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825421	xxxxxx	32374668	xxxxxx	12/18/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor Exception in file stating to allow first time investor cash out transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors			12/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825421	xxxxxx	32439107	xxxxxx	12/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 2.1, xxxxxx CU 4.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-01-10): Received secondary valuation. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825421	xxxxxx	32439169	xxxxxx	12/18/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor Exception: Allow the use of the appraisal value with < 12 month seasoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors			12/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825446	xxxxxx	32464559	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New Jersey High-Cost Loan (Borrower Notice Not Provided)	New Jersey High-Cost Loan: Notice to Borrower not provided to borrower.			Reviewer Comment (2025-01-09): Not high cost.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825446	xxxxxx	32464560	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New Jersey High-Cost Loan (Counseling Requirement)	New Jersey High-Cost Loan: Proof of counseling from HUD-approved nonprofit credit counselor not obtained.			Reviewer Comment (2025-01-09): Not high cost.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825446	xxxxxx	32464561	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New Jersey High-Cost Loan (Financed Fees Exceeds Threshold)	New Jersey High-Cost Loan: Lender financed points and fees in excess of 2% of the total loan amount.			Reviewer Comment (2025-01-09): Not high cost.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825446	xxxxxx	32464562	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New Jersey High-Cost Loan (Points and Fees)	New Jersey Home Ownership Security Act: Points and Fees on subject loan of 5.47836% is in excess of the allowable maximum of 4.50000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .97836%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-01-09): SitusAMC received LOE to borrower, copy of refund check and proof of mailing.	01/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of amount over the covered loan threshold maximum; and (3) proof of mailing (must be in transit with courier).

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 365 days of closing, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825446	xxxxxx	32464570	xxxxxx	12/26/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance policy reflects the city as "xxxxxx" vs Note city address as "xxxxxx"	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-01-03): Client elects to waive with verified compensation factors			01/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825446	xxxxxx	32470183	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $246.15 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Credit Report Fee increased from $150.00 on the initial Loan Estimate to $246.15 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-12-23): Sufficient Cure Provided At Closing		12/23/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825446	xxxxxx	32481194	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-08): Cline elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825448	xxxxxx	32367132	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-19): Approval provided Reviewer Comment (2024-12-18): The 1008 in file is not for the subject property. Provide the approval.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825448	xxxxxx	32367264	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-17): Client elects to waive			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825448	xxxxxx	32376302	xxxxxx	12/17/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $78,260.51 is less than Guideline Available for Reserves of $109,092.90.	Reserves: For Adjustable-Rate Mortgages (ARM), the reserves are based upon the initial PITIA, not the qualifying payment. Over $1MM – 6 months. Initial PITIA: $18,182.15 x 6 = $109,092.90. Reserves required.		Reviewer Comment (2024-12-24): Received VOD for bank account xxxxxx with balance of $590,742. Exception cleared. Reviewer Comment (2024-12-19): The 1008 does not clear the condition. The file is short reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825448	xxxxxx	32376474	xxxxxx	12/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-18): Supplement provided	12/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825455	xxxxxx	32345564	xxxxxx	12/13/2024	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		On Non-Arm's Length Transaction, as per the guide, we need 12 months of mortgage history or Verification of Mortgage for the subject property "xxxxxx" to confirm the Family Sale is not a foreclosure bailout.		Reviewer Comment (2024-12-18): Pay history provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825455	xxxxxx	32435912	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-12-18): Sufficient Cure Provided At Closing		12/18/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825467	xxxxxx	32492247	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.			Reviewer Comment (2025-01-09): Final stamped settlement statement provided with correct disbursement date.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825467	xxxxxx	32518379	xxxxxx	01/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		12 month housing history required. 8 month VOM from private lender in file. Per the property profile report, borrower acquired property xxxxxx . Originally purchased on xxxxxx . Previous housing not provided in file.		Reviewer Comment (2025-01-09): Previous housing history VOR provided from property management company	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825467	xxxxxx	32541127	xxxxxx	01/02/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Application reflects Borrower has resided at subject property for 2.1 years, however property was just purchased on xxxxxx and borrower was deeded on property xxxxxx . Provide the updated 1003 with the correct 2 year housing history.		Reviewer Comment (2025-01-09): Corrected 1003 provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825467	xxxxxx	32603924	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-14): Client elects to waive. PDI received dated xxxxxx 8: No Damage			01/14/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825485	xxxxxx	32477018	xxxxxx	12/30/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $603,161.80 is less than Cash From Borrower $603,896.00.	Qualifying Assets for Closing of $603,161.80 is less than Cash From Borrower $603,896.00. Please provide additional assets for the qualification.		Reviewer Comment (2025-01-03): POCB fee paid invoice provided as well as PC-CD supported by final stamped closing statement reflects a reduction in cash to close.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825485	xxxxxx	32492437	xxxxxx	12/30/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		3rd person on mtg/title, signed by "attorney in fact". No POA in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-03): The same POA was provided that was previously provided in trailing documents. Guidelines require the POA to contain an expiration date. Reviewer Comment (2025-01-03): Received POA, however, it does not contains an expiration date. Exception remains.			01/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825485	xxxxxx	32603067	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-14): Client elects to waive. PDI received dated xxxxxx: No Damage			01/14/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825491	xxxxxx	32337462	xxxxxx	12/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		FL overlays: Must reflect 100% replacement cost or similar verbiage.		Reviewer Comment (2024-12-19): Dec page provided with replacement cost verbiage	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825491	xxxxxx	32337468	xxxxxx	12/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note: xxxxxx vs HOI: xxxxxx		Reviewer Comment (2024-12-18): Received corrected HOI policy. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825491	xxxxxx	32337489	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-12): Client elects to waive. Appraisal comments xxxxxx: No Damage			12/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825491	xxxxxx	32364476	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-18): Received updated Participant detail report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825494	xxxxxx	32374070	xxxxxx	12/18/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-12-23): Received corresponding appraisal.Exception cleared.	12/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825497	xxxxxx	32320162	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-12): Approval provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32319433	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants		Reviewer Comment (2025-01-16): Received ASC for appraiser. Exception cleared. Reviewer Comment (2024-12-26): Received full Fraud Report. However there is ASC alert for appraiser xxxxxx. Exception remains. Reviewer Comment (2024-12-18): Received Summary of Findings. Provide full fraud report which must include all participants. Exception remains.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32320416	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.09990% or Final Disclosure APR of 10.12900% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	Due to missing verification final appraisal report was delivered to borrower at least 3 business days prior to closing.		Reviewer Comment (2025-01-22): Delivery provided Reviewer Comment (2025-01-16): The same delivery was provided that was previously provided. The delivery is for the prelim appraisal. Evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower is required. Reviewer Comment (2025-01-15): The delivery provided reflects a delivery date of xxxxxx which is prior to the completion date of the report in file dated xxxxxx . Provide the appraisal report that was delivered on xxxxxx well as evidence the updated report dated xxxxxx was delivered to the borrower.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32320417	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	Reviewer Comment (2025-01-22): Delivery provided

Reviewer Comment (2025-01-16): Received xxxxxx appraisal, however the same delivery was provided that was previously provided. The delivery is for the prelim appraisal. Evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower is required.

Reviewer Comment (2025-01-15): The delivery provided reflects a delivery date of xxxxxx which is prior to the completion date of the report in file dated xxxxxx . Provide the appraisal report that was delivered on xxxxxx well as evidence the updated report dated xxxxxx was delivered to the borrower.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32324257	xxxxxx	12/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		CDA in file shows the report date of the appraisal used for their review was xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal with report date of xxxxxx that was provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-22): Received corresponding appraisal. Exception cleared.	01/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32324431	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-19): Received credit report dated xxxxxx . Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825505	xxxxxx	32324449	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283428	xxxxxx	12/03/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-12-11): Credit report provided	12/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283429	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-11): Flood Cert provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283430	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-11): Fraud report provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283559	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.36056% or Final Disclosure APR of 6.44100% is equal to or greater than the threshold of APOR 2.64% + 3.5%, or 6.14000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283578	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	There is no Right to receive a copy of the Appraisal Disclosure / Loan Estimate in the file.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good faith redisclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283579	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	A Credit report was not provided.		Reviewer Comment (2024-12-11): Credit report provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283580	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,294.50 may be required.	A Loan Estimate was not provided.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283603	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	A Credit report was not provided.		Reviewer Comment (2024-12-11): Credit report provided	12/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825509	xxxxxx	32283604	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	An ATR failure occurred as the Liabilities were not verifed. A credit report was not provided.		Reviewer Comment (2024-12-11): Credit report provided	12/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283668	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial Closing Disclosure was not issued to the borrower. Only Final CD is provided in the file.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825509	xxxxxx	32283714	xxxxxx	12/03/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 700.	A Credit report was not provided.		Reviewer Comment (2024-12-11): Credit report provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32327825	xxxxxx	12/12/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-12-18): Received Credit Report. Exception cleared.	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32327826	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-18): Received Fraud report. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32327917	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-12-18): HOI provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32327919	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-12-19): Received Purchase Agreement / Sales Contract. Exception cleared.	12/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32327966	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-12-19): Received Tax Certificate. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32328053	xxxxxx	12/12/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx, Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2024-12-18): The Work Number VVOE's provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32367376	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-18): Approval provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825511	xxxxxx	32367401	xxxxxx	12/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		For current primary		Reviewer Comment (2024-12-18): Received Credit report verifying VOM for current primary. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283506	xxxxxx	12/03/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the mortgage statement to verify taxes and insurance are escrowed.		Reviewer Comment (2024-12-11): The mortgage statement for the REO property was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283545	xxxxxx	12/03/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-12-11): The credit report was provided.	12/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283546	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-11): The Flood Cert was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283547	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-11): The fraud report was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283548	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-12-11): The purchase contract was provided.	12/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283641	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.67473% or Final Disclosure APR of 7.72300% is equal to or greater than the threshold of APOR 2.26% + 3.5%, or 5.76000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283660	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283661	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The credit report is missing		Reviewer Comment (2024-12-11): The credit report was provided.	12/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825524	xxxxxx	32283662	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	The credit report is missing		Reviewer Comment (2024-12-11): The credit report was provided.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283663	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.		Reviewer Comment (2024-12-11): The credit report was provided.	12/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283664	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283665	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,697.02 may be required.	LE's not provided		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825524	xxxxxx	32283720	xxxxxx	12/03/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 700.	The credit report is missing		Reviewer Comment (2024-12-11): The credit report was provided with a 731 middle score.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32242837	xxxxxx	11/27/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-02): E-Consent provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32242861	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $200.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2024-12-03): SitusAMC received valid COC dated xxxxxx .	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825567	xxxxxx	32247640	xxxxxx	11/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-12-03): Received corresponding appraisal dated xxxxxx . Exception cleared.	12/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32247761	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19630% or Final Disclosure APR of 9.23500% is equal to or greater than the threshold of APOR 6.73% + 1.5%, or 8.23000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-02): Delivery provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32247762	xxxxxx	11/27/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-02): Delivery provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32247763	xxxxxx	11/27/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-11-25): Client elects to waive			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825567	xxxxxx	32247764	xxxxxx	11/27/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.19630% or Final Disclosure APR of 9.23500% is in excess of allowable threshold of Prime Mortgage Market Rate 6.79000 + 1.75%, or 8.54000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-11-25): Client elects to waive			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825567	xxxxxx	32293512	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Provide evidence the prelim appraisal prior to updates dated xxxxxx was delivered to the borrower. Evidence in file the updated appraisal was delivered to the borrower only.		Reviewer Comment (2024-12-04): Delivery provided	12/04/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825571	xxxxxx	32418813	xxxxxx	12/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-23): Received gap Credit report dated xxxxxx . Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825571	xxxxxx	32419063	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-23): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825573	xxxxxx	32361279	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to accept borrower current EAD-C08 expires on xxxxxx and borrower is applying for C09-I797C for C09 attached. However, comp factors are incorrect. LTV is not 10% or more below the max. Max 75% for no reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-26): The client elects to waive with comp factors. Reviewer Comment (2024-12-18): Assigned to investor to update.			12/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825573	xxxxxx	32361491	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-17): Client elects to waive. Appraisal comments on xxxxxx: No Damage			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825573	xxxxxx	32432086	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects property is in a PUD, however the DOT does not contain a PUD rider. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-01-09): Evidence of delivery provided Reviewer Comment (2025-01-06): Received LOE to borrower. Evidence of delivery of the LOE and corrected documents are a requirement for cures provided post-close. Reviewer Comment (2025-01-03): Received the corrected and executed DOT with PUD rider and intent to re-record. Provide LOE to borrower, evidence of delivery to the borrower. Exception remains.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825573	xxxxxx	32432166	xxxxxx	12/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Provide the source of the large deposit into the borrower's persona account #xxxxxx for $14,000 on xxxxxx per overlays. Need for funds to close.		Reviewer Comment (2024-12-18): Source of large deposit provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825593	xxxxxx	32367957	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-19): A fraud report with the settlement agent included was provided.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825593	xxxxxx	32368309	xxxxxx	12/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-12-19): A supplemental report was found in the file with the correct policy amount.	12/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825593	xxxxxx	32431876	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Disbursement date on the Final CD is prior to the loan consummation. If disbursement date is incorrect provide the final stamped settlement statement to support.		Reviewer Comment (2024-12-19): The Final signed Settlement Statement was provided with a disbursement date of xxxxxx	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825597	xxxxxx	32612555	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the final CD from the sale of the departure residence.		Reviewer Comment (2025-01-06): Closing statement received for sale of departing residence, Exception Cleared. Reviewer Comment (2025-01-02): Received Final Settlement Statement of property xxxxxx. Required Final CD from the sale of the departure residence xxxxxx. Exception remains.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825604	xxxxxx	32322669	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-12-18): Received signed Final 1003. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32322785	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-13): Received UDM report. Exception sited.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32324497	xxxxxx	12/11/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx is in the street description		Reviewer Comment (2025-01-27): Received completed and executed updated Note and PPP addendum to Note. See added conditions. Reviewer Comment (2024-12-18): An unexecuted Note is not acceptable. If xxxxxx is part of the address, then we need a copy of all corrected and executed documents to reflect xxxxxx (Note, PPP addendums, DOT + Riders), corrected 1003, corrected PC-CD), along with LOE to borrower, evidence of delivery to the borrower and LOI.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32324498	xxxxxx	12/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is in the street description		Reviewer Comment (2025-01-27): Received completed and executed updated Note and PPP addendum to Note. See added conditions. Reviewer Comment (2024-12-18): An unexecuted Note is not acceptable. If xxxxxx is part of the address, then we need a copy of all corrected and executed documents to reflect xxxxxx (Note, PPP addendums, DOT + Riders), corrected 1003, corrected PC-CD), along with LOE to borrower, evidence of delivery to the borrower and LOI.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32717662	xxxxxx	01/27/2025	Credit	System	General	System	1003 Subject Address does not match Note address.		Received corrected Note with xxxxxx added. Provide the corrected 1003.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32717667	xxxxxx	01/27/2025	Credit	System	General	System	Security Instrument address does not match Note address.		Received the corrected Note with xxxxxx added. Provide the corrected DOT + Riders, LOE to borrower, evidence of delivery to borrower and LOI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825604	xxxxxx	32717694	xxxxxx	01/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Receive corrected Note with xxxxxx added. Provide the corrected PC-CD, LOE to borrower and evidence of delivery to the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	825617	xxxxxx	32344463	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report required for both borrowers. Must include all participants.		Reviewer Comment (2025-01-10): Received Fraud Report and OFAC. Exception cleared. Reviewer Comment (2025-01-09): Received Fraud Report required for borrowers. Provide fraud report for co borrower. Also, red flags are not addressed. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825617	xxxxxx	32344473	xxxxxx	12/13/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC required for both borrowers.		Reviewer Comment (2025-01-09): Received Fraud and OFAC for both borrower. Exception Cleared	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825617	xxxxxx	32344598	xxxxxx	12/13/2024	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Blanket coverage expires in 3 weeks from closing.		Reviewer Comment (2025-01-08): Updated blanket HOI provided	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825617	xxxxxx	32365387	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided				Reviewer Comment (2025-01-10): POA provided and LOE provided	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825619	xxxxxx	32244558	xxxxxx	11/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-06): Received Title Final. Exception cleared	12/06/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
xxxxxx	825619	xxxxxx	32245204	xxxxxx	11/29/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-06): Received Title Final. Exception cleared	12/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
xxxxxx	825621	xxxxxx	32378468	xxxxxx	12/19/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $235,960.49 is less than Cash From Borrower $319,982.20.	There was a withdrawal out of xxxxxx for $85,000 on xxxxxx , however there is no evidence it was for this transaction. Provide the wire or copy of official check to verify for closing funds for this transaction.		Reviewer Comment (2024-12-24): Official check provided and corresponding bank statement is dated prior to closing.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825634	xxxxxx	32305167	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The DI in file does not have the Effective date of the report completed.		Reviewer Comment (2024-12-12): DI provided dated xxxxxx: No Damage	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825634	xxxxxx	32307926	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.48376% or Final Disclosure APR of 9.49800% is equal to or greater than the threshold of APOR 6.83% + 1.5%, or 8.33000%. Non-Compliant Higher Priced Mortgage Loan.	Due to verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-12-10): Delivery provided	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825634	xxxxxx	32307927	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-12-10): Delivery provided	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825634	xxxxxx	32307928	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,065.00 exceeds tolerance of $13,823.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2024-12-11): SitusAMC Received Valid COC dated xxxxxx	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825634	xxxxxx	32323945	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		The LOE for the HOA dues for the property on xxxxxx is not signed by the borrower.		Reviewer Comment (2024-12-12): Received Property History Report, reflecting property is xxxxxx. Exception cleared.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825634	xxxxxx	32323966	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage statement provided for the primary residence. Provide the 12 month VOM or 12 month pay history for the subject property. The mortgage statement reflects another individuals name, however the lien is on the subject property and guidelines require a history. The investor exception in file is only for the most recent 6 months payment not provided.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-12): Received pay history for 11 months. However received payment confirmation reflects that the payment is scheduled on xxxxxx from account xxxxxx. Provide the evidence that the payment has been processed. Exception remains.			12/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825637	xxxxxx	32377528	xxxxxx	12/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to accept The business being used to source income must be in existence for minimum of two (2) years. The business being used to qualify has only been in existence for 15 months.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors			12/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825637	xxxxxx	32377560	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Cure nor valid COC provided	Reviewer Comment (2024-12-27): SitusAMC received lender attestation for survey fee.

Reviewer Comment (2024-12-25): SitusAMC is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
															12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825637	xxxxxx	32377561	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-19): Client elects to waive. Appraisal comments made xxxxxx: No Damage			12/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825650	xxxxxx	32587093	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Preliminary/Commitment missing. Title in file is not for subject property.		Reviewer Comment (2025-01-14): Title provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825650	xxxxxx	32587095	xxxxxx	01/13/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note has Unit xxxxxx and the CDA does not.		Reviewer Comment (2025-01-22): Updated CDA provided Reviewer Comment (2025-01-16): The legal description has no bearing on this. All addresses must match. Reviewer Comment (2025-01-14): Please review the original condition. This is not for the appraisal but the CDA.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825650	xxxxxx	32587108	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for non-warrantable condo, Per condo Questionnaire, investor concentration exceeds 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825662	xxxxxx	32293748	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-12): Received full Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825662	xxxxxx	32293753	xxxxxx	12/09/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	The Title Policy Amount of $xxxxxx is less than the loan amount of xxxxxx based on the Commitment in file.		Reviewer Comment (2024-12-16): An updated title commitment with the correct policy amount was provided. Reviewer Comment (2024-12-11): The correct and incorrect are time stamped and dated the same. Provide evidence the title company updated the policy (email confirmation is acceptable).	12/16/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825662	xxxxxx	32294715	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-11): Gap and police report provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	825662	xxxxxx	32294978	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2024-12-05): Client elects to waive			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
xxxxxx	825676	xxxxxx	32464008	xxxxxx	12/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	We have only 2 month bank statement for xxxxxx. As per guidelines assets considered for this program must be verified with most recent three (3) monthly account statements, quarterly statement, or a VOD.		Reviewer Comment (2025-01-10): Received Complete Three month bank statement provided - Exception cleared. Reviewer Comment (2025-01-02): Received same bank statement for the month of September and October which was already in file. Provide most recent one more bank statement, quarterly statement or a VOD. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825676	xxxxxx	32464018	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided		Bankruptcy is more than a minimum of 48 months. Allowed as per guidelines; however, evidence of bankruptcy resolution is required.		Reviewer Comment (2025-01-08): Guidelines do not require BK papers. Actual discharge date provided via supplement in trailing documents. Discharge blanket date on credit. > 48 months and meets guideline requirements Reviewer Comment (2025-01-08): Received credit supplement document which was already in file. However, Evidence of bankruptcy resolution is required. Exception remains.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825676	xxxxxx	32464019	xxxxxx	12/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Assets must be seasoned 90 days. Investor exception to allow assets seasoned less than 90 days.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors			01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825688	xxxxxx	32450253	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide the Unanimous Consent as the amended OA now shares ownership with an additional party and full binding authority without consent of the additional party was not provided.		Reviewer Comment (2025-01-08): Per client, they are accepting the amendment that states all other terms of agreement to remain in effect which still gives the Guarantor Sole Authority and not requiring the Unanimous Consent.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825688	xxxxxx	32450392	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-07): FTP provided	01/07/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825688	xxxxxx	32456192	xxxxxx	12/26/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. Payoff, 10 Mortgage Statements and 6 months bank statements were provided. VOM was not provided. Investor Exception to allow the 6 months bank statements verified by the borrower in lieu of VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors			12/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825688	xxxxxx	32456295	xxxxxx	12/26/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-07): FTP provided	01/07/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825688	xxxxxx	32486410	xxxxxx	12/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a tax lien on title for $4,000 was paid through closing, however there is no documentation in file. The title reflects judgments and liens found against persons of similar names, however nothing further was provided in regards to this.		Reviewer Comment (2025-01-07): Clear FTP provided	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825691	xxxxxx	32448440	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	The Appraisal Re-Inspection Fee increases from $0.00 on the initial Loan Estimate to $195.00.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-12-19): Sufficient Cure Provided At Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825691	xxxxxx	32449032	xxxxxx	12/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was originally delivered on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-08): Received corresponding appraisal. Exception cleared. Reviewer Comment (2024-12-31): As per LOX the appraisal was submitted on xxxxxx . Therefore, provide the appraisal dated xxxxxx . Exception remains.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825691	xxxxxx	32449296	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825698	xxxxxx	32441910	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Rider missing.		Reviewer Comment (2025-01-07): Received PPP Rider. Exception cleared.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825698	xxxxxx	32441913	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The OA requires the Unanimous Consent.		Reviewer Comment (2025-01-09): Received Corporate Resolution. Exception cleared. Reviewer Comment (2025-01-07): Received borrower certificate, however executed this certificate as of date is not updated. Provide updated borrower certificate or Corporate Resolution. Exception remains.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825701	xxxxxx	32446815	xxxxxx	12/24/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.		Expiration date on policy not provided.		Reviewer Comment (2025-01-03): Received corrected Hazard Insurance. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825701	xxxxxx	32446837	xxxxxx	12/24/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-01-03): Received corrected Hazard Insurance. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825701	xxxxxx	32482808	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Final HUD addendum is missing as specified on page 1.		Reviewer Comment (2024-12-27): The HUD Addendum was provided.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	825724	xxxxxx	32339911	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-06): Client elects to waive. Appraisal updates provided dated xxxxxx: No Damage			01/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825724	xxxxxx	32356138	xxxxxx	12/12/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter not provided in the file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825724	xxxxxx	32356168	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal not in the name of the current lender		Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825730	xxxxxx	32410735	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-23): Received approval. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825730	xxxxxx	32412614	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-19): Client elects to waive			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825730	xxxxxx	32412617	xxxxxx	12/19/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.			Reviewer Comment (2024-12-26): Texas Home Equity Receipt of Copies was provided. Reviewer Comment (2024-12-23): The only documents received was the CD"s. Please try uploading again.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Either Deliver the required documents to the borrower or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825730	xxxxxx	32412619	xxxxxx	12/19/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.			Reviewer Comment (2024-12-26): A Lender and Borrower signed a Fair Market Value Disclosure was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825730	xxxxxx	32412621	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)			Reviewer Comment (2024-12-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825730	xxxxxx	32412622	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-12-24): SitusAMC received valid e-consent document.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825730	xxxxxx	32412623	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Incomplete CD in file.	Reviewer Comment (2024-12-31): SitusAMC received lender attestation confirming CD was not issued and there is no actual change in APR.

Reviewer Comment (2024-12-30): SitusAMC received attestation for incomplete CD but the CD is electronically signed to it cannot be exclude from the review. we will need documentation to support and include in the file pursuant to the requirements of TILA 130 C. Accordingly, an LOE attestation, providing more detail than the current LOA , regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. 130 (c)UNINTENTIONAL VIOLATIONS; BONA FIDE ERRORS A creditor or assignee may not be held liable in any action brought under this section or section 1635 of this title for a violation of this subchapter if the creditor or assignee shows by a preponderance of evidence that the violation was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. Examples of a bona fide error include, but are not limited to, clerical, calculation, computer malfunction and programing, and printing errors, except that an error of legal judgment with respect to a person’s obligations under this subchapter is not a bona fide error.

Reviewer Comment (2024-12-24): The issue relates to the CD with missing issue date and blanks on page 5 Loan Calculations, that is being tested as xxxxxx as it was electronically signed on xxxxxx. See doc ID xxxxxx.  As the APR is blank it is tested as 0% and the subsequent xxxxxx CD (see doc ID xxxxxx) with APR of 8.257%, which increased over .125%. As this CD was electronically signed, it cannot be omitted from testing.  If lender verifies with documentation,  a different issue date than xxxxxx for this CD, we can retest at the actual issue date.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825730	xxxxxx	32412632	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim xxxxxx)	Incomplete CD in file.	Reviewer Comment (2025-01-06): SitusAMC received attestation is sufficient to clear.

Reviewer Comment (2024-12-31): Please provide a lender attestation confirming date CD was issued and can regrade to EV2B.

Reviewer Comment (2024-12-30): SitusAMC received attestation for incomplete CD but the CD is electronically signed to it cannot be exclude from the review. we will need documentation to support and include in the file pursuant to the requirements of TILA 130 C. Accordingly, an LOE attestation, providing more detail than the current LOA , regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. 130 (c)UNINTENTIONAL VIOLATIONS; BONA FIDE ERRORS A creditor or assignee may not be held liable in any action brought under this section or section 1635 of this title for a violation of this subchapter if the creditor or assignee shows by a preponderance of evidence that the violation was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. Examples of a bona fide error include, but are not limited to, clerical, calculation, computer malfunction and programing, and printing errors, except that an error of legal judgment with respect to a person’s obligations under this subchapter is not a bona fide error.

Reviewer Comment (2024-12-24): SitusAMC received rebuttal, however doc id D0216 CD page 1 and page 5 is incomplete and also signed by borrower. Lender to attest that: Title / settlement agent inadvertently included an incomplete CD in file (blank loan calculations table) with a blank issue date signed by the borrower that was not the final CD at closing. Please provide attestation to re-evaluate the exception.
															01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825730	xxxxxx	32449888	xxxxxx	12/19/2024	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	Taxes were only escrowed. The borrower does not not meet the minimum 720 FICO for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-08): Escrows for HOI established post-close. PC-CD, LOE to borrower and IEDS provided

Reviewer Comment (2025-01-03): A ledger was provided which is not acceptable. Please review the comments from xxxxxx : PC-CD does not clear this condition as it is a lender generated document. If the HOI was escrowed at time of closing, provided the final stamped settlement statement to support. If the escrow account was established post-close, an exception will be required.

Reviewer Comment (2024-12-29): PC-CD does not clear this condition as it is a lender generated document. If the HOI was escrowed at time of closing, provided the final stamped settlement statement to support. If the escrow account was established post-close, an exception will be required.

Reviewer Comment (2024-12-23): The same document was provided that was in file at time of review. The HOI is not escrowed on page 2.
																	01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825775	xxxxxx	32241384	xxxxxx	11/29/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Borrower Information Sheet		Reviewer Comment (2024-12-06): Borrower Information Sheet provided	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825775	xxxxxx	32241399	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-12-11): Received OFAC search for broker. Exception cleared. Reviewer Comment (2024-12-09): Received OFAC search for borrower, Loan Officer, Appraiser and Settlement agent. However OFAC is missing for the Broker, xxxxxx. Exception remains.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825775	xxxxxx	32241427	xxxxxx	11/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide the RCE	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-27): Lender would like to waive. Assigned to investor.

Reviewer Comment (2025-01-24): The updated HOI with sufficient coverage is dated post-close and not acceptable. The borrower did not have sufficient coverage at time of loan closing. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-15): The agent cannot confirm sufficient coverage. The will need to provide the RCE. There are no overlays for FL for lender. Therefore, the coverage must cover at minimum the loan amount.

Reviewer Comment (2024-12-23): Comments from Seller appear to be informational regarding coverage which they agree is insufficient. Please note, any increased coverage must be dated at or prior to closing.

Reviewer Comment (2024-12-06): The attached document is a checklist vs. an RCE. Further, there is nothing tying that document to the subject property. There are no overlays for FL for the lender. The HOI coverage should have covered, at minimum the loan amount or an RCE obtained.
																	01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825775	xxxxxx	32241435	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-09): Disaster PCR received dated xxxxxx: No Damage	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825775	xxxxxx	32252808	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Unanimous Consent required per OA, page 3.	Reviewer Comment (2025-01-17): LLC borrowing authorization (which is also a UC) provided.

Reviewer Comment (2025-01-15): The OA provided was in file at time of review and does not clear this condition. Please review the original condition. Unanimous Consent required per OA, page 3. A Borrower's Cert and Authorization is not a Unanimous Consent for the business.

Reviewer Comment (2025-01-13): Received signed Borrowing Authorization from borrower. However guidelines does not state borrowing authorization can be considered.  Provide the document as requested on the comment date xxxxxx . Exception remains.

Reviewer Comment (2024-12-12): The OA requires the UC to be signed and must be provided.
															01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	825831	xxxxxx	32411811	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-07): If a final 1003 was not obtained at closing, then an investor exception will be required as it was obtained post-close.			01/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32412363	xxxxxx	12/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide Mortgage Statement for property on " xxxxxx to identify if the taxes and insurance are escrowed. If not escrowed on Mortgage Statement then provide Hazard Insurance and Tax certificate.		Reviewer Comment (2024-12-30): Received Mortgage Statement reflecting taxes and insurance are escrowed. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32416861	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-12-30): Received HOA Questionnaire. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32416941	xxxxxx	12/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in file of appraisal delivery xxxxxx please provide the corresponding appraisal		Reviewer Comment (2024-12-29): Prelim appraisal provided	12/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32417050	xxxxxx	12/17/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood cert refelcts city as xxxxxx, Note reflects xxxxxx		Reviewer Comment (2024-12-30): An updated flood cert was provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32433315	xxxxxx	12/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage lien for the borrower's REO property on xxxxxx does not appear on the credit report. Provide the mortgage statement or Note and 12 month pay history or 12 month VOM + 6 months pay history.		Reviewer Comment (2024-12-31): A credit supplement was provided for proof of 35 payments for the REO property. Reviewer Comment (2024-12-30): Received Mortgage statement and Credit Supplement. Provide 12 month pay history or 12 month VOM. Exception remains.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825831	xxxxxx	32433476	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following: • Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or • Internet screenshot displaying the phone listing and address verification of the borrower’s business, or • A business bank statement dated within 90 days of the Note date for income used in qualification. Bank Statement provided.		Reviewer Comment (2025-01-13): Loan is NonQM Reviewer Comment (2025-01-13): Re-opening to override Loan Designation Reviewer Comment (2024-12-31): A business bank statement within 90 days of closing was in the file. Reviewer Comment (2024-12-27): VVOE is not an acceptable 3rd party document to verify self-employment. Reviewer Comment (2024-12-17): Once all EV3 conditions are addressed, this one can be escalated for downgrade.	01/13/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825831	xxxxxx	32433479	xxxxxx	12/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,078.60 exceeds tolerance of $8,904.00. Insufficient or no cure was provided to the borrower. (7200)	The COC does not give sufficient information as to what change in program there was or why.		Reviewer Comment (2024-12-30): Upon further review, Valid COC present in file.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825835	xxxxxx	32594422	xxxxxx	01/14/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraiser report reflects subject property was listed for sale on xxxxxx and is pending sale. If a property is listed for sale, the listing must be cancelled prior to the note date.		Reviewer Comment (2025-01-16): Listing withdrawal provided. Withdrawal prior to Note date	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825852	xxxxxx	32325346	xxxxxx	12/12/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-17): Received E-Sign Consent Agreement. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825863	xxxxxx	32429294	xxxxxx	12/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-12-27): Received Corresponding Appraisal dated xxxxxx . Exception cleared.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825863	xxxxxx	32437948	xxxxxx	12/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. The UDM provided was dated xxxxxx and the loan closed xxxxxx .		Reviewer Comment (2024-12-27): Received UDM dated xxxxxx . Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825869	xxxxxx	32316359	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file, Borrower does not meet tradeline requirements.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-09): Client elects to waive with verified compensation factors			12/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32316364	xxxxxx	12/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-13): FTP provided	12/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32316365	xxxxxx	12/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-13): FTP provided	12/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32321350	xxxxxx	12/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	VOR form not provided in file. A third-party VOR is required for any file when the borrower is currently renting. Note: There is a tenant ledger in file but last rental payment/move-out was xxxxxx . Guides require the most recent 6 month history for alternative documentaion.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-13): A unexecuted 1003 was provided changing from $4,000/rent on primary to living rent free with no other supporting documentation. Provide evidence the borrower is living rent free.			12/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32322406	xxxxxx	12/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Both appraisals in file have a delivery email of xxxxxx which is prior to completion date of both reports which is xxxxxx Please provide color copies of both appraisal dated xxxxxx .		Reviewer Comment (2024-12-18): Prelim appraisals provided	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32329599	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Cure nor valid COC provided		Reviewer Comment (2024-12-18): SitusAMC received a valid COC. Reviewer Comment (2024-12-12): SitusAMC received COC dated xxxxxx for change in program and investor resulted in requirement of second appraisal. Please provide additional information to validate the change as to when the lender has become aware of the investor change and the information about prior loan program.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825869	xxxxxx	32333148	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Provide ownership and ownership % in xxxxxx and xxxxxx.	Reviewer Comment (2024-12-29): Removed all accounts in the name of xxxxxx and xxxxxx. Borrower still has sufficient funds to close and reserves.

Reviewer Comment (2024-12-18): None of the documents provided are acceptable. The SOS for xxxxxx says no agent is registered and the SOS for xxxxxx reflects multiple agents, none of which are the borrower.

Reviewer Comment (2024-12-13): The CPA letter does not verify the business xxxxxx and a financial advisor LOE is not acceptable for the xxxxxx. Evidence of ownership must come from CPA letter, Tax Preparer letter, operating agreement, or equivalent, reflecting the borrower’s ownership percentage.
															12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825869	xxxxxx	32333156	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Provide the Trust Agreement or Cert of Trust for xxxxxx xxxxxx .		Reviewer Comment (2024-12-29): Removed the Trust Account under this Trust. Borrower still has sufficient funds to close and reserves. Reviewer Comment (2024-12-26): The Trust Agreement or Cert of Trust was not found in the trailing docs. Reviewer Comment (2024-12-13): The email is not acceptable from a financial advisor. If Trust assets are being utilized, the trust agreement must be provided	12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825873	xxxxxx	32314034	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Permanent Resident Card was not provided.		Reviewer Comment (2024-12-13): Received corrected 1003. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825873	xxxxxx	32316646	xxxxxx	12/10/2024	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 9.74558% or Final Disclosure APR of 9.76900% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000% Compliant Higher Priced Loan.			Reviewer Comment (2024-12-09): Client elects to waive			12/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	825873	xxxxxx	32322816	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,310.36 exceeds tolerance of $9,990.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2024-12-13): SitusAMC received a valid COC.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825894	xxxxxx	32628282	xxxxxx	01/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report.		Reviewer Comment (2025-01-21): Prelim appraisal provided	01/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825894	xxxxxx	32628426	xxxxxx	01/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception given for 7 NSF's in the last 12 months exceeds maximum allowed per guidelines of 5 occurrences, however comp factors are incorrect. Reserves are not 10 or more above the minimum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-21): Client elects to waive with verified compensation factors			01/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825894	xxxxxx	32628905	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79462% or Final Disclosure APR of 9.89400% is equal to or greater than the threshold of APOR 6.90% + 1.5%, or 8.40000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-01-21): Delivery provided	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825894	xxxxxx	32628906	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-21): Delivery provided	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	825906	xxxxxx	32427404	xxxxxx	12/20/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Verify that borrower has ownership of at least 25% of the business by providing one of the following: CPA letter, Tax Preparer letter, operating agreement, or equivalent; reflecting the borrower’s ownership percentage.		Reviewer Comment (2025-01-03): Received Business Narrative signed by enrollment agent. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	825906	xxxxxx	32427813	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are included in the Fraud Report and OFAC searches, except the settlement agent. Unable to identify the settlement agent name from the signature available on the document.		Reviewer Comment (2025-01-23): Received email confirmation from title that xxxxxx is settlement agent. Exception cleared. Reviewer Comment (2025-01-15): Received updated Fraud report. Fraud and OFAC ran on the closing agent xxxxxx. However unable to identify the settlement agent name from Final Closing Disclosure. Kindly provide the document to verify the settlement agent name. Exception remains.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	825906	xxxxxx	32458082	xxxxxx	12/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Business Purpose Cert.		Reviewer Comment (2025-01-16): BP cert provided Reviewer Comment (2025-01-14): The occupancy cert is not acceptable. Loan was reviewed to xxxxxx investor guidelines which now require a BP cert on business purpose loans.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	825909	xxxxxx	32549628	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: 1003 Final not provided		Final 1003 for Co-Borrower xxxxxx is missing. Note: Co-Borrower signed / initialed Borrower's Final 1003, however the 1003 information page(s) are missing for the co-borrower.		Reviewer Comment (2025-01-08): Received Final 1003 for Co-Borrower xxxxxx. Exception cleared.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825915	xxxxxx	32438445	xxxxxx	12/23/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $645,446.58 is less than Cash From Borrower $758,569.61.	Lender utilized business bank statement as 100%. However borrower is the 50% owner of the business. Usability is limited to percentage ownership of the business. Access letter has no bearing on this.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): See revised exception to allow the use of 100% business assets per investor email. Reviewer Comment (2025-01-23): The funds held jointly is for personal accounts held with a non-borrower, not business accounts. Per Verus guidelines, assets in business accounts are limited to the ownership %.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825915	xxxxxx	32438670	xxxxxx	12/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Lender utilized business bank statement as 100%. However borrower is the 50% owner of the business. Usability is limited to percentage ownership of the business. Access letter has no bearing on this.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): See revised exception to allow the use of 100% business assets per investor email. Reviewer Comment (2025-01-23): The funds held jointly is for personal accounts held with a non-borrower, not business accounts. Per Verus guidelines, assets in business accounts are limited to the ownership %.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825915	xxxxxx	32440118	xxxxxx	12/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-14): Prelim provided	01/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825915	xxxxxx	32713600	xxxxxx	01/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor is granting an exception to utilize 100% of the business assets vs. limiting it to the ownership %.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	825920	xxxxxx	32297519	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Expiration on RTC is xxxxxx, however borrower did not sign RTC until xxxxxx which is when rescission starts. 3 days not provided.		Reviewer Comment (2024-12-19): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided along with docusign back from borrower. Reviewer Comment (2024-12-17): LOE and RTC provided. The signature on the LOE does not match the other documents. If the borrower e-signed, provide the docusign or email form borrower returning form.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825920	xxxxxx	32297520	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Expiration on RTC is xxxxxx, however borrower did not sign RTC until xxxxxx which is when rescission starts. 3 days not provided.		Reviewer Comment (2024-12-19): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided along with docusign back from borrower. Reviewer Comment (2024-12-17): LOE and RTC provided. The signature on the LOE does not match the other documents. If the borrower e-signed, provide the docusign or email form borrower returning form.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	825920	xxxxxx	32297523	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-17): Received UDM dated xxxxxx . Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825920	xxxxxx	32297576	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Verification	Provide current/active license or certification for the preparer. IRS Enrolled Agent (EA) certification from IRS (e.g., screenshot of IRS web site). This is required as per the guidelines.		Reviewer Comment (2024-12-17): EA license IRS look up provided. EA active and in extended training.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825920	xxxxxx	32299850	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing. Note: As per initial CD, the Settlement agent was xxxxxx, however, on Final CD, the settlement agent changed to "xxxxxx". As the settlement agent was not reflecting under Loan participant list.		Reviewer Comment (2024-12-17): Received updated Fraud Report. Fraud and OFAC ran on Settlement Agent. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825920	xxxxxx	32300011	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal delivery receipt in file reflects appraisal delivered xxxxxx . Please provide the appraisal that coincides with this delivery.		Reviewer Comment (2024-12-17): Prelim appraisal provided	12/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825920	xxxxxx	32323409	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Credit	Mod Error: Missing notary signature on pre-printed notary line		The Notary date reflects xxxxxx, however borrower added a signature date of xxxxxx to all documents.		Reviewer Comment (2024-12-17): Notary LOE provided stating their date of xxxxxx was correct and borrower's date of xxxxxx was incorrect.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825922	xxxxxx	32638347	xxxxxx	01/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-01-24): Leases received. Per guidelines if month to month 2 months rent receipt provided, however if 2 months cannot be provided, will be considered vacant and LTV restrictions apply. Meets LTV restrictions. Reviewer Comment (2025-01-22): Received Lease agreement for all units. However all leases are converted Month-to-Month. Therefore provide most recent two (2) months proof of receipt to evidence continuance of lease or extension agreement. Exception remains.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825927	xxxxxx	32418531	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,935.00 exceeds tolerance of $1,800.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Lender Cure of $135 reflecting on Final CD.		Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		12/16/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	825927	xxxxxx	32421970	xxxxxx	12/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-08): Received Appraisal dated xxxxxx . Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825927	xxxxxx	32448405	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PUD rider attached to the DOT, however the appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2025-01-15): Received corrected DOT removing rider, LOE to borrower, LOI, and evidence of delivery to the borrower.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825933	xxxxxx	32174734	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2024-12-03): Received Fraud and OFAC search run on the Settlement Agent, xxxxxx. Exception cleared.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825933	xxxxxx	32186940	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided				Reviewer Comment (2024-12-06): AUS provided Reviewer Comment (2024-12-02): The Expanded Criteria guidelines for the investor require an AUS for this program. If an AUS was not obtained, the investor will need to consider waiving with verified compensation factors.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825933	xxxxxx	32321508	xxxxxx	12/06/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Stocks / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Stocks / Account Number: xxxxxx	The DU provided post review requires 2 months statements for asset accounts.		Reviewer Comment (2024-12-09): Additional account statements provided	12/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	825934	xxxxxx	32181604	xxxxxx	11/25/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $294.50 exceeds tolerance of $250.00 plus 10% or $275.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-11-20): Sufficient Cure Provided At Closing		11/20/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825934	xxxxxx	32187932	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included on the fraud report.		Reviewer Comment (2024-11-27): A fraud report with the settlement agent included was provided.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32188975	xxxxxx	11/25/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation address shows xxxxxx but the Note does not.		Reviewer Comment (2024-12-09): Received corrected Note, Recorded DOT, PC-CD, and 1003 with updated address. Reviewer Comment (2024-12-02): 1 page of a corrected Note is not acceptable. If the Note is incorrect, all pages of the corrected and executed Note are required along with a corrected and executed DOT + Riders, corrected 1003, correct PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32189041	xxxxxx	11/25/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard policy address shows xxxxxx but the note does not.		Reviewer Comment (2024-12-09): Received corrected Note, Recorded DOT, PC-CD, and 1003 with updated address. Reviewer Comment (2024-12-02): 1 page of a corrected Note is not acceptable. If the Note is incorrect, all pages of the corrected and executed Note are required along with a corrected and executed DOT + Riders, corrected 1003, correct PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32189079	xxxxxx	11/25/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate address shows xxxxxx but the note does not.		Reviewer Comment (2024-12-09): Received corrected Note, Recorded DOT, PC-CD, and 1003 with updated address. Reviewer Comment (2024-12-02): 1 page of a corrected Note is not acceptable. If the Note is incorrect, all pages of the corrected and executed Note are required along with a corrected and executed DOT + Riders, corrected 1003, correct PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32209144	xxxxxx	11/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		The final CD reflects a payoff to an ex-spouse per agreement. Provide the divorce decree. Further, provide the decree to support not paying child support as borrower has 1 dependent or is not paying any other obligations.		Reviewer Comment (2024-12-09): Received corrected PC-CD. See added condition for additional documents. Reviewer Comment (2024-12-02): The same documents were provided that were in file at time of review. The Final CD reflects ex-spouse. If the CD incorrect, provide the PC-CD, LOE to borrower, and evidence of delivery to the borrower.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32210568	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects xxxxxx and Note does not.		Reviewer Comment (2024-12-09): Received corrected Note, Recorded DOT, PC-CD, and 1003 with updated address. Reviewer Comment (2024-12-02): 1 page of a corrected Note is not acceptable. If the Note is incorrect, all pages of the corrected and executed Note are required along with a corrected and executed DOT + Riders, corrected 1003, correct PC-CD, LOE to borrower, evidence of delivery to the borrower and LOI.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32218743	xxxxxx	11/25/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.72456% exceeds Guideline total debt ratio of 55.00000%.	Per guidelines, variable income based off 2 year average per guidelines. In addition, the lender used discounted taxes to qualify when the tax cert in file reflected the discount ended 3.2024 and face value is now payable.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-12-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-12): The UW worksheet is not acceptable. As stated in previous comments, the loan was reviewed to investor guidelines which require a 2 year average of income to be utilized for variable income.

Reviewer Comment (2024-12-09): The LOE does not clear this condition. The lender is using $940.34 in variable income, however per guidelines, variable income is based off doc type. Doc type is 2 years and lender it using a 1 year +YTD average to qualify vs. 2 years.

Reviewer Comment (2024-11-27): The DTI remains at 55.72456%. The lender used 1 year + ytd for overtime income but the guidelines and AUS require 2 year average. The income is $4,068.17 monthly.
																	12/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32218984	xxxxxx	11/25/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per guidelines, variable income based off 2 year average per guidelines. In addition, the lender used discounted taxes to qualify when the tax cert in file reflected the discount ended 3.2024 and face value is now payable.	Reviewer Comment (2024-12-17): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-12-12): The UW worksheet is not acceptable. As stated in previous comments, the loan was reviewed to investor guidelines which require a 2 year average of income to be utilized for variable income.

Reviewer Comment (2024-12-09): The LOE does not clear this condition. The lender is using $940.34 in variable income, however per guidelines, variable income is based off doc type. Doc type is 2 years and lender it using a 1 year +YTD average to qualify vs. 2 years.

Reviewer Comment (2024-11-27): The DTI remains at 55.72456%. The lender used 1 year + ytd for overtime income but the guidelines and AUS require 2 year average. The income is $4,068.17 monthly.
															12/17/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	825934	xxxxxx	32218985	xxxxxx	11/25/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per guidelines, variable income based off 2 year average per guidelines. In addition, the lender used discounted taxes to qualify when the tax cert in file reflected the discount ended 3.2024 and face value is now payable.	Reviewer Comment (2024-12-17): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-12-12): The UW worksheet is not acceptable. As stated in previous comments, the loan was reviewed to investor guidelines which require a 2 year average of income to be utilized for variable income.

Reviewer Comment (2024-12-09): The LOE does not clear this condition. The lender is using $940.34 in variable income, however per guidelines, variable income is based off doc type. Doc type is 2 years and lender it using a 1 year +YTD average to qualify vs. 2 years.

Reviewer Comment (2024-11-27): The DTI remains at 55.72456%. The lender used 1 year + ytd for overtime income but the guidelines and AUS require 2 year average. The income is $4,068.17 monthly.
															12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32218991	xxxxxx	11/25/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.72456% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per guidelines, variable income based off 2 year average per guidelines. In addition, the lender used discounted taxes to qualify when the tax cert in file reflected the discount ended 3.2024 and face value is now payable.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-12-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-12): The UW worksheet is not acceptable. As stated in previous comments, the loan was reviewed to investor guidelines which require a 2 year average of income to be utilized for variable income.

Reviewer Comment (2024-12-09): The LOE does not clear this condition. The lender is using $940.34 in variable income, however per guidelines, variable income is based off doc type. Doc type is 2 years and lender it using a 1 year +YTD average to qualify vs. 2 years.

Reviewer Comment (2024-11-27): The DTI remains at 55.72456%. The lender used 1 year + ytd for overtime income but the guidelines and AUS require 2 year average. The income is $4,068.17 monthly.
																	12/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825934	xxxxxx	32337966	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received corrected Note, Recorded DOT, PC-CD, and 1003 with updated address. Pending receipt of LOE to borrower and evidence of delivery to the borrower. The LOE provided does not state why new documents are being issues as well as all documents need to be delivered to the borrower.		Reviewer Comment (2024-12-11): An LOE with proof of delivery was provided.	12/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	825944	xxxxxx	32597166	xxxxxx	01/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for subject property does not appear on the credit report. Provide 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer or additional 6 months pay history from the creditor.		Reviewer Comment (2025-01-16): Received VOM and 6 Months of Mortgage Statement. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825944	xxxxxx	32597343	xxxxxx	01/14/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-01-16): Updated HOI provided	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825958	xxxxxx	32462088	xxxxxx	12/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property location is xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-26): The client elects to waive.			12/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825958	xxxxxx	32462661	xxxxxx	12/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-30): Received Credit Report dated xxxxxx . Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	825971	xxxxxx	32348700	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.29451% or Final Disclosure APR of 9.31200% is equal to or greater than the threshold of APOR 6.83% + 1.5%, or 8.33000%. Non-Compliant Higher Priced Mortgage Loan.	Due to verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.	Reviewer Comment (2025-01-08): Borrower attesation provided on received date.

Reviewer Comment (2025-01-03): The document provided from the borrower only forwarded what was sent to them on the xxxxxx . That is not evidence the borrower received or reviewed it on the xxxxxx .

Reviewer Comment (2024-12-20): Delivery provided dated xxxxxx with no evidence of borrower receipt or download. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.

Reviewer Comment (2024-12-18): A waiver was received, however waivers are not allowed on HPML loans. The appraisal is required to be delivered to the borrower within 3 days prior to consummation.
															01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825971	xxxxxx	32348702	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.	Reviewer Comment (2025-01-08): Borrower attesation provided on received date.

Reviewer Comment (2025-01-03): The document provided from the borrower only forwarded what was sent to them on the xxxxxx . That is not evidence the borrower received or reviewed it on the xxxxxx .

Reviewer Comment (2024-12-20): Delivery provided dated xxxxxx with no evidence of borrower receipt or download. 3 day mailbox rule applied. Presumed receive date is xxxxxx which is not within 3 business days prior to closing.

Reviewer Comment (2024-12-18): A waiver was received, however waivers are not allowed on HPML loans. The appraisal is required to be delivered to the borrower within 3 days prior to consummation.
															01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825971	xxxxxx	32348704	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $460.65 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		12/10/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825971	xxxxxx	32348728	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	Closing disclosure with closing date xxxxxx does not reflects the date issued.		Reviewer Comment (2024-12-17): SitusAMC received comment stating CD was not used since it was title CD.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	825971	xxxxxx	32348729	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	As one of the Closing disclosure with closing date xxxxxx does not reflect the date issued, the initial closing disclosure issued to borrower remains undetermined.		Reviewer Comment (2024-12-17): SitusAMC received comment stating CD was not used since it was title CD.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825971	xxxxxx	32361721	xxxxxx	12/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 4.49% is less than Guideline required borrower's own funds of 5.00%.	Used of gift funds requires a minimum 5% borrower contribution.		Reviewer Comment (2024-12-16): Guidance from the investor is if the LTV is below 80%, then the borrower's minimum contributions are not required.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	825972	xxxxxx	32308092	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2024-12-10): Earlier appraisal provided	12/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825972	xxxxxx	32315826	xxxxxx	12/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		RCE and HOI: Reflects xxxxxx		Reviewer Comment (2024-12-17): Updated HOI provided. Coverage is sufficient on policy without RCE, therefore RCE does not need to be updated.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	825987	xxxxxx	32598389	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $64.37 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-01-08): Sufficient Cure Provided At Closing		01/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	825987	xxxxxx	32598391	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-01-21): Received Fraud and OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825987	xxxxxx	32598394	xxxxxx	01/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-21): Received Credit Report - Gap. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825987	xxxxxx	32613865	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The structural report noted items of repair that are still in progress. Investor to review and advise if accepting.		Reviewer Comment (2025-01-23): Per client, they are accepting as-is and allowing. Requested clearance.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825987	xxxxxx	32613890	xxxxxx	01/13/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-01-19): Clearance LOE provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825987	xxxxxx	32613893	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The blanket property insurance coverage expires in 1 day from closing date.		Reviewer Comment (2025-01-22): Received updated blanket policy. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	825990	xxxxxx	32470871	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-01-02): Received Flood Certificate. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	825990	xxxxxx	32470872	xxxxxx	12/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Borrower is a FN. Provide the borrower's unexpired passport.		Reviewer Comment (2025-01-02): Received borrower's unexpired passport. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826000	xxxxxx	32427872	xxxxxx	12/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide housing history for the previous mortgage lien on the subject property in amount of $450,000 as current housing history is less than 12 months.		Reviewer Comment (2025-01-16): Received VOM for the mortgage lien in amount of $450,000. Exception cleared. Reviewer Comment (2025-01-03): Regardless of what type of loan was previously held, a 12 month mortgage history is required by guidelines. Feb 2024 -Nov is not 12 months. Provide the additional housing history or investor can elect to waive with verified compensation factors.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32427888	xxxxxx	12/20/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-03): FTP provided	01/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32428093	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.39015% or Final Disclosure APR of 8.40100% is equal to or greater than the threshold of APOR 6.83% + 1.5%, or 8.33000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-01-03): Delivery and confirmation receipt provided Reviewer Comment (2024-12-31): Please provide the confirmation email from the borrower that the appraisal was received on xxxxxx .	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32428094	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the current lender.		Reviewer Comment (2025-01-03): Client elects to waive			01/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32428095	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-03): Delivery and confirmation receipt provided Reviewer Comment (2024-12-31): Please provide the confirmation email from the borrower that the appraisal was received on xxxxxx .	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32436992	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Lien in favor of xxxxxx, issued by Franchise Tax Board $50,952.90 # xxxxxx. Title supplement reflects will be paid at closing and will not show on the final title when issued. Evidence of the payment not in file and not on the Final CD.		Reviewer Comment (2025-01-03): Clear FTP provided Reviewer Comment (2024-12-31): A PCCD adding the payoff is not proof of payment. A clear title will be required.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826000	xxxxxx	32675449	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-22): Client elects to waive. PDI received dated xxxxxx: No Damage			01/22/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826006	xxxxxx	32274404	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx Appraiser does not make comments regarding disaster.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-09): Client elects to waive. Appraisal update received dated xxxxxx: No Damage			12/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32274452	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-12-17): Received ACH information. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32274575	xxxxxx	12/04/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-06): Prelim appraisal provided	12/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32275175	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-11): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32275374	xxxxxx	12/04/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City is incorrect on HOI and RCE		Reviewer Comment (2024-12-17): Received corrected HOI and RCE. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32275375	xxxxxx	12/04/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City is incorrect		Reviewer Comment (2024-12-09): Flood Cert provided	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32301165	xxxxxx	12/04/2024	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.	Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: 0000, Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: 0000, Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: 0000, Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: 0000, Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: 0000	Per guidelines, gift funds are not allowed for Foreign Nationals.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors			12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32301327	xxxxxx	12/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: Does not reflect the correct city.		Reviewer Comment (2024-12-13): Corrected title and email provided Reviewer Comment (2024-12-09): The title policy sent with the file reflects xxxxxx. The correct title policy is dated and time stamped the same as the incorrect title policy. Provide evidence of which was provided last (email from title would be sufficient).	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32301425	xxxxxx	12/04/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Citizenship is not completed		Reviewer Comment (2024-12-06): Updated 1003 provided	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32301442	xxxxxx	12/04/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Gift funds cannot be used for reserves. Further, all the deposits into the borrower's personal account with xxxxxx came from the donors.	Reviewer Comment (2025-01-03): Per client direction, revised loan to add a different exception to allow the use of the non-borrower deposits for closing and reserves without gift funds.

Reviewer Comment (2024-12-29): The gift funds were deposited into account xxxxxx. Please review the bank statements provided. The deposits came from the donor xxxxxx on xxxxxx , xxxxxx and xxxxxx . Also, the exception from Verus was not to use the gift funds for reserves. The exception was Verus was to allow the use of gift funds for closing due to borrower being a Non-Perm resident which the guidelines do not allow. Conditions will not be cleared.

Reviewer Comment (2024-12-24): The exception granted was for gift funds not allowed for this borrower. The gift funds were already included at time of initial review. Further, gift funds cannot be used for reserves. Also, $155,000 gifts were deposited already into account xxxxxx and backed out as to not double count. $69,958, $8,000 and $98,770 gifts were EMD and backed out as to not double count.
															01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32301469	xxxxxx	12/04/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $349,248.00 is less than Cash From Borrower $457,122.83.	All gift funds were backed out of borrower's personal account. All deposits reflected they were from the donors.	Reviewer Comment (2025-01-03): Per client direction, revised loan to add a different exception to allow the use of the non-borrower deposits for closing and reserves without gift funds.

Reviewer Comment (2024-12-29): The gift funds were deposited into account xxxxxx. Please review the bank statements provided. The deposits came from the donor xxxxxx on xxxxxx , xxxxxx and xxxxxx . Also, the exception from Verus was not to use the gift funds for reserves. The exception was Verus was to allow the use of gift funds for closing due to borrower being a Non-Perm resident which the guidelines do not allow. Conditions will not be cleared.

Reviewer Comment (2024-12-24): The exception granted was for gift funds not allowed for this borrower. The gift funds were already included at time of initial review. Further, gift funds cannot be used for reserves. Also, $155,000 gifts were deposited already into account xxxxxx and backed out as to not double count. $69,958, $8,000 and $98,770 gifts were EMD and backed out as to not double count.
															01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826006	xxxxxx	32566084	xxxxxx	01/03/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Investor exception to allow the use of deposits into the borrower's account for closing/reserves without gift letters. There are 3 deposits into the borrower's personal account used for closing/reserves. 2 are from the donor's listed the current gift letters in file and 1 is from an unknown party. No evidence of source of deposits/additional gift letters.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-03): Client elects to waive with verified compensation factors			01/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826009	xxxxxx	32361637	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.89868% or Final Disclosure APR of 8.97500% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-19): Delivery provided for updated appraisal .See added condition for prelim appraisal. Reviewer Comment (2024-12-18): The delivery provided is dated xxxxxx which is prior to the completion of the xxxxxx completion date on the report. Provide evidence of delivery of the xxxxxx appraisal as well as the preim appraisal that was delivered on xxxxxx .	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826009	xxxxxx	32361639	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-19): Delivery provided for updated appraisal .See added condition for prelim appraisal. Reviewer Comment (2024-12-18): The delivery provided is dated xxxxxx which is prior to the completion of the xxxxxx completion date on the report. Provide evidence of delivery of the xxxxxx appraisal as well as the preim appraisal that was delivered on xxxxxx .	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826009	xxxxxx	32361642	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)			Reviewer Comment (2024-12-18): Per CD, second insurance is escrowed	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	826009	xxxxxx	32361645	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-18): Approval provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826024	xxxxxx	32458936	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-14): FTP provided	01/14/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826024	xxxxxx	32459082	xxxxxx	12/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-06): Prelim appraisal provided Reviewer Comment (2025-01-05): No new documents have been loaded since xxxxxx . Please try uploading again. Reviewer Comment (2025-01-03): No new documents provided. Please try uploading again.	01/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826024	xxxxxx	32460336	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Quit Claim Deed transferring property to borrower as sole ownership is not dated or executed.		Reviewer Comment (2024-12-27): A fully executed Quit Claim Deed was provided.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826024	xxxxxx	32488030	xxxxxx	12/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The title reflects 2 judgments found but no documentation was provided.		Reviewer Comment (2025-01-14): Clear FTP provided Reviewer Comment (2024-12-27): A clear title is required to ensure they were removed.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826042	xxxxxx	32439365	xxxxxx	12/23/2024	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	The borrower does not meet the minimum FICO requirement for an escrow waiver of taxes and insurance.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-26): Page 78 of the xxxxxx Investor guidelines requires a minimum credit score of 720 for Escrow Waivers on non-HPML consumer purpose loans.			01/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826042	xxxxxx	32439448	xxxxxx	12/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Updated credit report provided is dated post closing.		Reviewer Comment (2024-12-24): Received Credit Report - Gap. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826042	xxxxxx	32472720	xxxxxx	12/23/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflets xxxxxx		Reviewer Comment (2024-12-26): An updated flood cert was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826042	xxxxxx	32472721	xxxxxx	12/23/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: xxxxxx is part of the address vs. xxxxxx.		Reviewer Comment (2024-12-30): A corrected CDA was provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826070	xxxxxx	32458547	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, sole owner of selling entity, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-02): Received Transaction participants, sole owner of selling entity, xxxxxx. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826070	xxxxxx	32458563	xxxxxx	12/26/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-31): Received E-Sign Consent Agreement. Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826070	xxxxxx	32458707	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $950.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-12-20): Sufficient Cure Provided At Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
xxxxxx	826074	xxxxxx	32616419	xxxxxx	01/15/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for subject property does not appear on the credit report. Payoff, 6 months pay history and VOM were provided. Provide Mortgage statement or Note.		Reviewer Comment (2025-01-17): Received Mortgage Statement. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826074	xxxxxx	32628884	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-01-21): Received fraud and OFAC search for settlement agent. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826076	xxxxxx	32357898	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for oil, minerals and gas leases on title. Appraisal report mentions no active drillings etc at the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-17): Client elects to waive with verified compensation factor			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826076	xxxxxx	32357906	xxxxxx	12/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-19): Prelim appraisal provided	12/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826076	xxxxxx	32374985	xxxxxx	12/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal in file is cutoff at the bottom of each page for the appraisal with an xxxxxx completion date. Provide the clear appraisal.		Reviewer Comment (2025-01-03): Received complete copy of appraisal. Exception cleared. Reviewer Comment (2024-12-19): The only appraisal attached was the prelim appraisal. Provide the xxxxxx appraisal without the pages cut off at the bottom.	01/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826082	xxxxxx	32343364	xxxxxx	12/12/2024	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Septic Inspection Fee			Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826082	xxxxxx	32343381	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other, Statement	Borrower is refinancing the property on xxxxxx. Provide evidence of the new PITIA as well as evidence property was free and clear prior to refinance. Fraud Report reflects a lien.		Reviewer Comment (2025-01-14): Release of lien provided Reviewer Comment (2025-01-06): Received copy of Note and HOI and taxes. Fraud report verifies a lien of $305,000 with no evidence of payoff or release and was not paid on the final settlement statement at refinance. Further, taxes and insurance are not escrowed per coupon statements. Added to DTI separately.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343408	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other	Provide the HOI and evidence property is free and clear. Fraud Report reflects a lien.		Reviewer Comment (2025-01-06): Signed LOE provided Reviewer Comment (2024-12-31): Received LOE is not signed by borrower. Provide signed LOE. Exception remains. Reviewer Comment (2024-12-24): A property that is free and clear does not automatically indicate there is no HOI. Provide the LOE from borrower verifying if there is or is not an insurance policy on the property. If there is, provide the HOI. Reviewer Comment (2024-12-19): Received Property History report, verifying property free and clear. Provide HOI policy. Exception remains.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343416	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the statement to support taxes and insurance are escrowed. If not evidence if TIA will be required. Further, initial 1003 reflects pending sale. Provide the Final xxxxxx ttlement Statement/HUD reflecting sold. Disclosure must be dated at or prior to closing.		Reviewer Comment (2024-12-19): The lender is opting to add the debt into the ratios. Settlement Statement reflecting sold not required. Reviewer Comment (2024-12-19): Received taxes and insurance. However per initial 1003 the property reflects pending sale. Provide the Final xxxxxx ttlement Statement/HUD reflecting sold. Disclosure must be dated at or prior to closing. Exception remains.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343501	xxxxxx	12/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $48,121.78 is less than Cash From Borrower $268,530.52.	Per the approval, borrower is refinancing the property on xxxxxx. Provide the Final xxxxxx ttlement Statement/HUD. Disclosure must be dated at or prior to closing.		Reviewer Comment (2025-01-06): Final stamped settlement statement provided Reviewer Comment (2024-12-31): The cash out funds from the property located at xxxxxx needs to be utilized for closing. Received closing statement is Borrower Estimated. Provide Final Settlement signed/stamped certified. Exception remains. Reviewer Comment (2024-12-24): The settlement statement is not signed/stamped certified and is an estimate. Provide the final stamped settlement statement.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343507	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-23): The comments are not acceptable. If the 1003 was missed and not obtained at closing, an exception will be required. Reviewer Comment (2025-01-14): Both 1003's are dated a month post-close. An investor exception will be required.			01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343555	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The loan estimate dated xxxxxx is signed by borrower on xxxxxx and Co-borrower on xxxxxx .		Reviewer Comment (2024-12-20): SitusAMC received disclosure tracking for initial LE sent for fulfilment.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32343556	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The loan estimate dated xxxxxx is not signed by the borrower.		Reviewer Comment (2024-12-18): SitusAMC received proof of earlier electronic receipt	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32345175	xxxxxx	12/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Per the approval, borrower is refinancing the property on xxxxxx. Provide the Final xxxxxx ttlement Statement/HUD. Disclosure must be dated at or prior to closing.		Reviewer Comment (2025-01-06): Final stamped settlement statement provided Reviewer Comment (2024-12-24): The settlement statement is not signed/stamped certified and is an estimate. Provide the final stamped settlement statement.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32345193	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	New PITIA provided post review for the refinanced REO property. DTI now exceeds guidelines.	Reviewer Comment (2025-01-23): Re-reviewed as a personal bank statement loan. 2 months business bank statements provided and 12 months personal bank statements. DTI is now withinRe-reviewed as a personal bank statement loan. 2 months business bank statements provided and 12 months personal bank statements. DTI is now within guidelines. guidelines.

Reviewer Comment (2025-01-17): The issue is how they calculated the bank statement income so the exception remains.

The bank statement income appears not to have been calculated properly. The months of bank statements in the file are from
 xxxxxx - xxxxxx with a total deposit of $691,454.35 minus unsourced deposits of $163,909.69 = $527,544.66 X 50% expense factor = $263,772.34 / 12 = $21,981.03 for both or $10,990.51 per borrower. The income worksheet provided is for xxxxxx - xxxxxx plus the 50% expense factor was not included in the calculation.

Reviewer Comment (2025-01-17): The bank statement income appears not to have been calculated properly. The months of bank statements in the file are from
 xxxxxx - xxxxxx with a total deposit of $691,454.35 minus unsourced deposits of $163,909.69 = $527,544.66 X 50% expense factor = $263,772.34 / 12 = $21,981.03 for both or $10,990.51 per borrower. The income worksheet provided is for xxxxxx - xxxxxx plus the 50% expense factor was not included in the calculation.

Reviewer Comment (2025-01-14): The release is for the old lien tied the property that appeared on the fraud report vs. the new lien. The condition remains.
															01/23/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826082	xxxxxx	32345194	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per the approval, borrower is refinancing the property on xxxxxx. Provide the Final xxxxxx ttlement Statement/HUD. Disclosure must be dated at or prior to closing.		Reviewer Comment (2025-01-06): Final stamped settlement statement provided Reviewer Comment (2024-12-24): The settlement statement is not signed/stamped certified and is an estimate. Provide the final stamped settlement statement.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32580182	xxxxxx	01/06/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.05327% exceeds Guideline total debt ratio of 50.00000%.	New PITIA provided post review for the refinanced REO property. DTI now exceeds guidelines.		Reviewer Comment (2025-01-23): Re-reviewed as a personal bank statement loan. 2 months business bank statements provided and 12 months personal bank statements. DTI is now within guidelines. Reviewer Comment (2025-01-14): The release is for the old lien tied the property that appeared on the fraud report vs. the new lien. The condition remains.	01/23/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32580186	xxxxxx	01/06/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.05327% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	New PITIA provided post review for the refinanced REO property. DTI now exceeds guidelines.		Reviewer Comment (2025-01-23): Re-reviewed as a personal bank statement loan. 2 months business bank statements provided and 12 months personal bank statements. DTI is now within guidelines. Reviewer Comment (2025-01-14): The release is for the old lien tied the property that appeared on the fraud report vs. the new lien. The condition remains.	01/23/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826082	xxxxxx	32641623	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Final 1003's provided post review reflects both borrower's are non-perm residents. Provide the perm resident cards.		Reviewer Comment (2025-01-23): Received Permanent Resident card. Exception cleared.	01/23/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826086	xxxxxx	32347352	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-01-23): SitusAMC received xxxxxx CD received 3 business days prior to consummation. Reviewer Comment (2025-01-07): SitusAMC There are 2 sets of CD dated xxxxxx with cash to close as $144059.90 (Sequence 1) and $144224.90 (Sequence 2). CD dated xxxxxx (Sequence 2) is signed by borrowers on xxxxxx ; however, CD dated xxxxxx (Sequence 1) is unsigned. Provide evidence that CD dated xxxxxx (Sequence 1) received by borrower 3 days prior to closing.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826086	xxxxxx	32347413	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,361,888.46 is under disclosed by $129.00 compared to the calculated total of payments of $1,362,017.46 which exceeds the $100.00 threshold. (Final xxxxxx)	Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,361,888.46 is under disclosed by $129.00 compared to the calculated total of payments of $1,362,017.46 which exceeds the $100.00 threshold.		Reviewer Comment (2025-01-24): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-01-08): SitusAMC received xxxxxx CD and COC, however, this does not address the violation. Final CD underdisclosed TOP by $355.84. Section D fee totals and prepaid interest increased over tolerance which cure is due to borrower. Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing to cure.		01/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	826086	xxxxxx	32347465	xxxxxx	12/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-08): Received Final Title. Exception cleared.	01/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826086	xxxxxx	32347467	xxxxxx	12/12/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-08): Received Final Title. Exception cleared.	01/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826086	xxxxxx	32352012	xxxxxx	12/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. Note: File contains a print out from rental portal along with a Lease for the unit)		Reviewer Comment (2025-01-27): Received VOR for primary residence. Exception cleared. Reviewer Comment (2025-01-08): Received Bank statement for the borrower's primary. However, the file is missing VOR. Exception remains.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826088	xxxxxx	32470035	xxxxxx	12/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx . The inspection date is xxxxxx . The appraiser addressed both xxxxxx within the appraisal and said that the safety, soundness, and structural integrity were not affected.		Reviewer Comment (2025-01-03): Received PDI document. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826090	xxxxxx	32331356	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: xxxxxx	Initial application shows subject as an investment property. Final application does show as primary residence but then borrower answered "No" to "Will you occupy the property as your primary residence?".		Reviewer Comment (2024-12-19): Corrected 1003 provided Reviewer Comment (2024-12-18): Received Corrected 1003 reflecting Will you occupy this property as your primary residence as "Yes". However, Borrower is not first time home buyer, borrower has the ownership interest on the investment property located xxxxxx. Therefore Section 5A. a Have you had ownership interest in another property in the last three year should me marked as "Yes", followed by the below question also needs to be updated. Exception remains.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826090	xxxxxx	32345516	xxxxxx	12/13/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-12-18): Received Supplemental Report, reflecting the Title Policy Amount. Exception cleared.	12/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826094	xxxxxx	32433429	xxxxxx	12/20/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-24): Received E-sign consent Agreement. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826094	xxxxxx	32433433	xxxxxx	12/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-24): Received Credit Report dated xxxxxx . Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826094	xxxxxx	32433677	xxxxxx	12/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Allow 100% gift on Investment property utilizing 24 month P&L statement only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-20): Client elects to waive with verified compensation factors			12/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826094	xxxxxx	32458694	xxxxxx	12/20/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification			Reviewer Comment (2024-12-26): Received HOI policy. Exception cleared. Reviewer Comment (2024-12-24): Received Property History Report to verify Tax. Provide HOI Policy. Exception remains.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826094	xxxxxx	32458911	xxxxxx	12/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for xxxxxx does not appear on the credit report. VOM provided. Provide the mortgage statement or Note and 6 months pay history.		Reviewer Comment (2024-12-24): Received Note, VOM and 6 months pay history for the property located at xxxxxx Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826094	xxxxxx	32459131	xxxxxx	12/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for xxxxxx does not appear on the credit report. VOM and mortgage statement provided. Provide the 6 month pay history.		Reviewer Comment (2024-12-24): Received VOM, mortgage was originated on xxxxxx 24. Pay History received from xxxxxx through xxxxxx 24. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826122	xxxxxx	32607188	xxxxxx	01/13/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	826129	xxxxxx	32294939	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Trade ticket to settlement agent not provided		Reviewer Comment (2024-12-12): Received Wire Trade Ticket to settlement agent. Exception cleared.	12/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826129	xxxxxx	32311970	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-12-16): Received Fraud and OFAC search run on Settlement Agent. Exception cleared. Reviewer Comment (2024-12-12): Received OFAC search for Borrower, Loan Officer, Appraiser. However OFAC search is missing for Settlement agent, xxxxxx. Exception remains.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826135	xxxxxx	32308240	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-12): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826135	xxxxxx	32312532	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPA is located in xxxxxx and the xxxxxx license is expired. File contains an active OH CPA license. The CPA must be licensed in the State they are preparing returns.		Reviewer Comment (2024-12-10): Per investor, accepting active OH license	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826139	xxxxxx	32460468	xxxxxx	12/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal. (The only appraisal in file is dated post-close).		Reviewer Comment (2025-01-13): Prelim appraisal provided	01/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826139	xxxxxx	32460469	xxxxxx	12/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-15): OFAC searches run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-01-07): Received same fraud report dated xxxxxx that was available at the time of review. Fraud and OFAC not ran on the settlement agent. Exception remains.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826139	xxxxxx	32461744	xxxxxx	12/27/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Settlement Statement is not signed/stamped certified		Reviewer Comment (2025-01-14): Final signed stamped settlement statement provided Reviewer Comment (2025-01-06): The document provided is not acceptable. The settlement statement needs to be stamped certified by the title agent.	01/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826140	xxxxxx	32448477	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-01-08): Received HOA Questionnaire. Exception cleared. Reviewer Comment (2025-01-02): This loan was not reviewed to xxxxxx guidelines but investor guidelines as well as Google is not a reliable source for project review eligibility. The HOA questionnaire is required.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826140	xxxxxx	32448509	xxxxxx	12/26/2024	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: OH			Reviewer Comment (2025-01-06): Received updated Title Commitment. Exception cleared. Reviewer Comment (2024-12-30): Received Title Commitment Section 2 b. 2021 Alta Loan Policy; Proposed Insured and Proposed Amount of Insurance is blank. Exception remains.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826146	xxxxxx	32357768	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $495.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $495.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-07): SitusAMC received attestation for survey stating borrower shopped for the same.

Reviewer Comment (2024-12-26): SitusAMC is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
															01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826164	xxxxxx	32639650	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-28): Client elects to waive. PDI received dated xxxxxx: No Damage Reviewer Comment (2025-01-23): The inspection for the PDI would have to be dated after the declaration date of the disaster of xxxxxx and support no damage. Reviewer Comment (2025-01-22): The only option for this condition is to order a PDI that is dated after the FEMA declaration date. Once received and if no damage, condition will be regarded/waived down to an EV2/B.			01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826164	xxxxxx	32639667	xxxxxx	01/21/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate shows address as xxxxxx vs. Note address xxxxxx.		Reviewer Comment (2025-01-23): Updated flood cert provided	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826178	xxxxxx	32617503	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-23): Received Approval. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826190	xxxxxx	32334203	xxxxxx	12/10/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826190	xxxxxx	32334204	xxxxxx	12/10/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.70840% or Final Disclosure APR of 8.73800% is in excess of allowable threshold of Prime Mortgage Market Rate 6.72000 + 1.75%, or 8.47000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
xxxxxx	826194	xxxxxx	32375693	xxxxxx	12/18/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was send to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-09): Prelim provided	01/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826194	xxxxxx	32375958	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $675.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		12/13/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826194	xxxxxx	32420049	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-17): Received Fraud and OFAC search run on xxxxxx. Exception cleared. Reviewer Comment (2025-01-15): Received xxxxxx document. Provide Fraud Report and OFAC search run on seller, xxxxxx Exception remains. Reviewer Comment (2025-01-10): Received deed document, appraisal and disclosure summary. Provide Transaction participant, seller, xxxxxx was not included in the report. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826194	xxxxxx	32438419	xxxxxx	12/18/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	Provide evidence of HOA. Per the LOE, the borrower states there are no HOA dues. However, property has xxxxxx lookup reflects HOA dues.		Reviewer Comment (2025-01-22): xxxxxx with HOA dues provide and acceptable. Reviewer Comment (2025-01-15): Received xxxxxx document for HOA. However, required evidence of HOA. Exception remains.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32311807	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, Esq. is missing.		Reviewer Comment (2024-12-30): Received Fraud and OFAC search run on xxxxxx Exception cleared. Reviewer Comment (2024-12-23): Received Fraud Report and OFAC search run for xxxxxx Esq. However, provide fraud and OFAC search is required for Individual xxxxxx Exception remains. Reviewer Comment (2024-12-19): Received updated fraud report. However fraud and OFAC search is required for the individual. Therefore, provide fraud and OFAC search for settlement agent, xxxxxx Exception remains.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32313605	xxxxxx	12/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-16): The FTOP was provided.	12/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32313637	xxxxxx	12/10/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	City name xxxxxx does not match with the Note document. Please provide updated document matching correct city name as per NOTE document.		Reviewer Comment (2024-12-18): Updated CDA provided Reviewer Comment (2024-12-17): Updated appraisal received. Pending receipt of updated CDA.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32334319	xxxxxx	12/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2024-12-18): Prelim appraisal provided	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32334355	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title policy reflects unit xxxxxx vs. Note which reflects xxxxxx.		Reviewer Comment (2024-12-16): The FTOP was provided with the correct address.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826197	xxxxxx	32334407	xxxxxx	12/10/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.25277% or Final Disclosure APR of 8.27800% is in excess of allowable threshold of Prime Mortgage Market Rate 6.12000 + 1.75%, or 7.87000%. Compliant SubPrime Loan.			Reviewer Comment (2024-12-09): Client elects to waive			12/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826206	xxxxxx	32366977	xxxxxx	12/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-18): FTP provided	12/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826206	xxxxxx	32367003	xxxxxx	12/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The provided Preliminary Report dated xxxxxx does not reflect the title policy amount. Provide an updated Title report to reflect the title policy amount equal to or more than the loan amount.		Reviewer Comment (2024-12-18): FTP provided	12/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826206	xxxxxx	32367116	xxxxxx	12/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal as it is not provided in the file.		Reviewer Comment (2024-12-18): Prelim report provided	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826225	xxxxxx	32432405	xxxxxx	12/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage lien for the REO property does not appear on credit. Mortgage Statement provided. Provide either the 12 month payment history or 12 month VOM with 6 month pay history.		Reviewer Comment (2024-12-20): A 12-month payment history was provided. Reviewer Comment (2024-12-20): Received Credit report dated xxxxxx reflects the mortgage with DLA xxxxxx was transferred to another lender, that does not appear on the credit report. Exception remains.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	826238	xxxxxx	32266892	xxxxxx	12/03/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826238	xxxxxx	32266893	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2024-12-09): SitusAMC received LE dated xxxxxx	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826238	xxxxxx	32266938	xxxxxx	12/03/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-10): CDA provided	12/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826238	xxxxxx	32330799	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,451.00 exceeds tolerance of $1,719.00 plus 10% or $1,890.90. Insufficient or no cure was provided to the borrower. xxxxxx	A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	Reviewer Comment (2024-12-23): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-20): SitusAMC agree with the comment received, but A corrected PCCD moving the fees that are paid to borrower selected service providers to section C of CD and LOE is required to rebase line the fees.

Reviewer Comment (2024-12-18): SitusAMC received rebuttal. If xxxxxx, xxxxxx, Guaranteed Recording Service are borrower chosen and not selected from xxxxxx then fees paid to these service providers should be disclosed under section C of the CD. A corrected PCCD moving the fee and LOE is required to rebase line the fees.

Reviewer Comment (2024-12-16): SitusAMC received Post CD,Copy of refund check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.Also, the CD issued xxxxxx title fees were disclosed in Section B which are tested at 10% tolerance.  Provider listed on xxxxxx is xxxxxx Title.  Fees on CD were paid to xxxxxx, xxxxxx, Guaranteed Recording Service, xxxxxx Title .  Appears borrower shopped for title fees.  Corrected CD moving the title fees to Section C and LOE to
																12/23/2024		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826283	xxxxxx	32323672	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide corrected final 1003 to reflect the borrower is married as per the DOT and Title.		Reviewer Comment (2024-12-12): Updated 1003 provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826283	xxxxxx	32344838	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	The COC reflects inspection fee was added for completion of work, however the fee was not disclosed until closing and the subject to appraisal was received xxxxxx which is outside of the 3 day of discovery timing requirement.		Reviewer Comment (2024-12-19): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826286	xxxxxx	32295345	xxxxxx	12/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Applicant’s immigration status for the most recent 1 year must be verified. EAD card issue date is xxxxxx which is < 1 year.		Reviewer Comment (2024-12-08): Previous EAD card provided	12/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826290	xxxxxx	32551529	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-01-17): Stamped HUD provided Reviewer Comment (2025-01-13): The HUD provided is not signed by the borrower nor stamped certified by the title agent.	01/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826290	xxxxxx	32551579	xxxxxx	01/09/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 1235.00		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-13): Client elects to waive with verified compensation factors			01/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826290	xxxxxx	32585168	xxxxxx	01/09/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx	Credit reports are > 120 days old. (138 days).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-14): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-10): The scored reports dated xxxxxx are not acceptable as they are dated post-close. New scored reports dated prior to close were required.			01/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826333	xxxxxx	32565693	xxxxxx	01/09/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-01-27): CDA provided Reviewer Comment (2025-01-23): CDA will be ordered	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	826333	xxxxxx	32578005	xxxxxx	01/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance in file is missing coverage for the additional subject property located at xxxxxx. HOI policy and RCE in file only include the property xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-27): Updated HOI with mortgagee reflected, however the LOE is not acceptable. If the policy covers both units, both address units must be reflected.

Reviewer Comment (2025-01-23): Please review comments from 1819: The HOI provided only reflects xxxxxx and does not reflect the mortgagee + ISAOA. Further, RCE is no longer provided as the property has sufficient coverage to cover the loan amount. Removed RCE.

Reviewer Comment (2025-01-19): The HOI provided only reflects xxxxxx and does not reflect the mortgagee + ISAOA. In addition, the updated RCE was also not provided.
																	01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	826333	xxxxxx	32578014	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal map and leases in file verify subject property consists of 3 addresses. xxxxxx, however only 1 address xxxxxx is included on the Note, Mortgage and Title. Property Addresses xxxxxx were not included. Further, the appraisal is legal non-conforming which indicates can be rebuilt if destroyed, however this appears to xxxxxx.		Reviewer Comment (2025-01-27): Per client, accepting comments from appraiser that the rebuilt if destroyed covers both properties and per client accepting address as is due to county assessor and USPS only reflect the 1 address.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	826333	xxxxxx	32705308	xxxxxx	01/24/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-01-27): CDA provided Reviewer Comment (2025-01-25): Valuation Received - xxxxxx	01/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	826355	xxxxxx	32434272	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for Settlement Agent -xxxxxx.		Reviewer Comment (2024-12-24): Received Fraud and OFAC search for Settlement Agent -xxxxxx. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32434278	xxxxxx	12/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor requested exception approval. xxxxxx exceeds maximum allowed per guidelines of 2 acres	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-20): Client elects to waive with verified compensation factors			12/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32434292	xxxxxx	12/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide ownership and ownership % in xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-27): As per the provided Business search, it does not reflects all the owners of the business and the ownership %. Provide supporting documents to verify the ownership % of the business. Exception remains.			01/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32434296	xxxxxx	12/20/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $226,085.46 is less than Cash From Borrower $233,235.24.			Reviewer Comment (2024-12-27): Received additional bank statements. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32434302	xxxxxx	12/20/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-29): Supplement provided	12/29/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32434312	xxxxxx	12/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2024-12-27): Received additional bank statements which satisfies the reserves requirement. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826355	xxxxxx	32459994	xxxxxx	12/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated housing history for the primary residence. DLA xxxxxx and application date is xxxxxx. History must be within 45 days of application date.		Reviewer Comment (2024-12-26): Received credit supplement reflecting updated housing history for the primary residence DLA xxxxxx 24. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826368	xxxxxx	32368480	xxxxxx	12/17/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-19): Updated policy provided with policy number	01/19/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826368	xxxxxx	32368491	xxxxxx	12/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note shows xxxxxx VS HOI shows xxxxxx		Reviewer Comment (2025-01-19): Updated pre-close policy provided Reviewer Comment (2025-01-14): The HOI policy is dated post-close and not acceptable. The pre-close policy needs to be updated.	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826368	xxxxxx	32417302	xxxxxx	12/17/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note shows xxxxxx VS Flood Cert shows xxxxxx		Reviewer Comment (2025-01-09): Updated flood cert provided Reviewer Comment (2025-01-06): The comments are not acceptable. The actual run address must match all documents.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826374	xxxxxx	32412451	xxxxxx	12/19/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-29): CDA received	12/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826374	xxxxxx	32421983	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception to allow xxxxxx studio condotel (no bedroom), not meeting minimum xxxxxx requirements	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826374	xxxxxx	32422126	xxxxxx	12/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal delivery in file dated xxxxxx . Please provide a copy of the corresponding appraisal. Appraisal in file is dated xxxxxx .		Reviewer Comment (2024-12-29): Prelim appraisal provided	12/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826374	xxxxxx	32447622	xxxxxx	12/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003, REO section, to reflect Investment vs. Second home for xxxxxx.		Reviewer Comment (2025-01-03): Corrected 1003 provided	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826374	xxxxxx	32447779	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		The executed or notarized page of the POA was not provided. Further, the POA does not have an expiration date.		Reviewer Comment (2024-12-30): Received notarized POA with expiration date. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826374	xxxxxx	32447847	xxxxxx	12/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6: Does not reflect ISAOA		Reviewer Comment (2025-01-03): Updated HO6 provided	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	D	A	N/A	N/A	No
xxxxxx	826377	xxxxxx	32297317	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-13): Received Credit Report - Gap. Exception Cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826377	xxxxxx	32301597	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification			Reviewer Comment (2024-12-17): Received Insurance Verification and Tax Verification. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826377	xxxxxx	32324580	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the property on xxxxxx does not appear on the credit report. VOM provided. Provide a copy of the Note or Mortgage Statement and 6 month pay history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-17): Received Billing Notice. Provide a copy of the Note or Mortgage Statement and 5 month pay history. Exception remains.			01/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826377	xxxxxx	32325008	xxxxxx	12/09/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-30): The client elects to waive.			12/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	826384	xxxxxx	32594430	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-16): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826384	xxxxxx	32605633	xxxxxx	01/13/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence is free and clear. Fraud Report reflects a lien taken out in 1990 that does not appear on the credit report.		Reviewer Comment (2025-01-17): Lucid report provided. Primary is free and clear. Reviewer Comment (2025-01-16): Received property information report however unable to identify whether the mortgage is release from the document. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826386	xxxxxx	32310004	xxxxxx	12/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-01-02): Received updated RCE. Exception cleared. Reviewer Comment (2024-12-17): Received RCE is dated xxxxxx . Provide updated RCE. Exception remains.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32310173	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.79388% or Final Disclosure APR of 8.80800% is equal to or greater than the threshold of APOR 7.15% + 1.5%, or 8.65000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-12-13): 3 day acknowledgment received	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32310174	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-13): 3 day acknowledgment received	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32310178	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	The Final CD disbursement date is xxxxxx and RTC expiration date is xxxxxx. If the disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2024-12-18): Final SS provided with correct disbursement date of xxxxxx Rescission met. Reviewer Comment (2024-12-13): The PC-CD is not acceptable as this is a lender generated document. Provide the Final signed stamped settlement statement to verify disbursement date. Reviewer Comment (2024-12-12): If the disbursement date is xxxxxx, then 3 days rescission was not provided. The loan cannot disburse until after the rescission period ends. Eligible first disbursement date would be xxxxxx. Rescission needs to be re-opened.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	826386	xxxxxx	32310192	xxxxxx	12/10/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $482.63.	POCB paid invoice for appraisal not provided		Reviewer Comment (2024-12-12): Paid invoice for POCB fee provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32313663	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed from the LLC to the Borrower.		Reviewer Comment (2024-12-13): Received the Grant Deed reflecting vesting from xxxxxx to xxxxxx, a single man. Exception Cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32313686	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		DOT reflects borrower is Single and 1003 reflects married.		Reviewer Comment (2024-12-13): Received corrected 1003 reflecting the borrower's marital status as "Unmarried" which matches the DOT. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	826386	xxxxxx	32364881	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $786,499.57 is over disclosed by $45.00 compared to the calculated Amount Financed of $786,454.57 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Invoice provided post-review. $145 appraisal management fee was not included.	Reviewer Comment (2024-12-24): SitusAMC received lender attestation on services included on AMC and are 4c7 services

Reviewer Comment (2024-12-19): SitusAMC received rebuttal that AMC charge is for the service fee to access the value the property.  However, the previous rebuttal stated that the services were for "AMC is to handle the order request/delivery", which is not services to assess (assessment) the value or condition of the property, which is a discrepancy to current statement that fee was for access to property. Please provide a statement via letterhead with a lender attestation giving the complete list of services that were provided, an itemized invoice or email from the AMC provider detailing the services performed  in conjunction for the AMC fee in order to determine if 4c7 services were performed.

Reviewer Comment (2024-12-17): SitusAMC received rebuttal that AMC is to handle the order request/delivery and that should be part of appraisal.  However,it appears from the explanation as the purpose of the fee, that this AMC fee would be a finance charge.  It states the charge was to "handle the orderrequest/delivery (process) of the appraisal".  It is assumed this purpose was for the choosing of the appraisal, expediting it, etc, but not related to reviewing the appraisal for value, confirming data, etc.  As this is a "processing" type fee, it would be a finance charge and should have been included in finance charge calculation.  4(c)(7) fee to exclude as a finance charge would define appraisal fee as (iv) Property appraisal fees or fees for inspection to assess the value or condition of the propery if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.  As the fee was not for inspection to assess value, it is a finance charge.  Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $45, proof of mailing and proof of reopening of rescission to all consumers as this is a material disclosure violation on a rescindable transaction.

Reviewer Comment (2024-12-16): The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide wirrten lender attestation and explanation of services performed by AMC to determine if excludable as a 4c7 fee.
															12/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	826386	xxxxxx	32364882	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,551,735.51 is under disclosed by $45.00 compared to the calculated Finance Charge of $1,551,780.51 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Invoice provided post-review. $145 appraisal management fee was not included.	Reviewer Comment (2024-12-24): SitusAMC received lender attestation on services included on AMC and are 4c7 services

Reviewer Comment (2024-12-19): SitusAMC received rebuttal that AMC charge is for the service fee to access the value the property.  However, the previous rebuttal stated that the services were for "AMC is to handle the order request/delivery", which is not services to assess (assessment) the value or condition of the property, which is a discrepancy to current statement that fee was for access to property. Please provide a statement via letterhead with a lender attestation giving the complete list of services that were provided, an itemized invoice or email from the AMC provider detailing the services performed  in conjunction for the AMC fee in order to determine if 4c7 services were performed.

Reviewer Comment (2024-12-17): SitusAMC received rebuttal that AMC is to handle the order request/delivery and that should be part of appraisal.  However,it appears from the explanation as the purpose of the fee, that this AMC fee would be a finance charge.  It states the charge was to "handle the orderrequest/delivery (process) of the appraisal".  It is assumed this purpose was for the choosing of the appraisal, expediting it, etc, but not related to reviewing the appraisal for value, confirming data, etc.  As this is a "processing" type fee, it would be a finance charge and should have been included in finance charge calculation.  4(c)(7) fee to exclude as a finance charge would define appraisal fee as (iv) Property appraisal fees or fees for inspection to assess the value or condition of the propery if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.  As the fee was not for inspection to assess value, it is a finance charge.  Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $45, proof of mailing and proof of reopening of rescission to all consumers as this is a material disclosure violation on a rescindable transaction.

Reviewer Comment (2024-12-16): The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide wirrten lender attestation and explanation of services performed by AMC to determine if excludable as a 4c7 fee.
															12/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	826387	xxxxxx	32578118	xxxxxx	01/10/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer Letter not provided	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578288	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal was not in the name of the lender.		Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578290	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	A Verbal VOE dated no more than 10 calendar days prior to Note date is missing from the loan file.		Reviewer Comment (2025-01-16): VVOE provided dated within 10 days prior to the Note date	01/16/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes
xxxxxx	826387	xxxxxx	32578291	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	A Verbal VOE dated no more than 10 calendar days prior to Note date is missing from the loan file.		Reviewer Comment (2025-01-16): VVOE provided dated within 10 days prior to the Note date	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578293	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	A Verbal VOE dated no more than 10 calendar days prior to Note date is missing from the loan file.		Reviewer Comment (2025-01-16): VVOE provided dated within 10 days prior to the Note date	01/16/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578774	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.65717% or Final Disclosure APR of 8.68100% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Missing evidence of appraisal delivery.		Reviewer Comment (2025-01-14): Delivery provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578775	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Missing evidence of appraisal delivery.		Reviewer Comment (2025-01-14): Delivery provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32578776	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,869.00 exceeds tolerance of $1,925.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-01-06): Sufficient Cure Provided At Closing		01/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes
xxxxxx	826387	xxxxxx	32595733	xxxxxx	01/10/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: xxxxxx Credit Report: Original // Public Record Type: Collections / Balance: xxxxxx	Collection/Charge-Off account xxxxxx - These accounts must be paid in full prior to or at closing as the borrower does not have sufficient reserves to cover the balances.	Reviewer Comment (2025-01-22): Per investor, they are interpreting the guidelines as the debt needs to be both < 2 years and > $10,000 in order to be paid off/borrower has sufficient reserves. They requested clearance.

Reviewer Comment (2025-01-21): The xxxxxx account does have a balance of $xxxxxx per the last gap report under balance/past due. The borrower does not have sufficient reserves. The debt is > 2 years old but has a balance of > $10,000. If the SOL has expired on this debt for the state then provide proof of that or that it was included in the BK.

Reviewer Comment (2025-01-14): There isn't any evidence the collections were discharged in the Bk. This would need to be supported by the BK papers. Provide the BK papers to reflect collection was included.
															01/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826387	xxxxxx	32595739	xxxxxx	01/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only			Reviewer Comment (2025-01-16): VVOE provided dated within 10 days prior to the Note date	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	B	B	Non QM	Non QM	No
xxxxxx	826390	xxxxxx	32318604	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $850.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7729)	Cure nor valid COC provided		Reviewer Comment (2024-12-19): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318606	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7724)	Cure nor valid COC provided		Reviewer Comment (2024-12-19): Cured prior to discovery. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318616	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $475.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77169)	Cure nor valid COC provided	Reviewer Comment (2025-01-03): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-12-19): Total Cure required was $2604.50.  On xxxxxx a total of $2129.50 was provided. $475 for Title - Escrow/Closing/Settlement fee still required.  Lender Credit is ignored per client guidelines.  Cure requires P{CCD, LOE, Copy of refund check and proof of mailing.

Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.
																01/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318641	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $13.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77188)	Cure nor valid COC provided		Reviewer Comment (2024-12-19): Cured prior to discovery. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318646	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $190.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77183)	Cure nor valid COC provided		Reviewer Comment (2024-12-19): Cured prior to discovery. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318655	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2024-12-19): Cured prior to discovery. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318677	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,266,294.21 is over disclosed by $203.50 compared to the calculated Amount Financed of $1,266,090.71 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $1,266,294.21; calculated amount financed is $1,266,090.71. Variance is $203.50.		Reviewer Comment (2024-12-19): Cured prior to discovery.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318681	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,182,019.08 is under disclosed by $203.50 compared to the calculated Finance Charge of $2,182,222.58 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $2,182,019.08; calculated finance charge is $2,182,222.58. Variance of $203.50.		Reviewer Comment (2024-12-19): Cured prior to discovery.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318709	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $351.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the $351.00 fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $0.0, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-12-19): Cured prior to discovery. Reviewer Comment (2024-12-19): SitusAMC received cure documents with total refund of $2129 however, total required cure for 10% and 0% is $2604.50. We are still short with $475. Please provide cure documents for remaining cure of $475.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826390	xxxxxx	32318807	xxxxxx	12/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	VVOE for B2 dated within 10 days prior to the Note as not provided and paystub is > 30 days prior to the Note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-26): The VVOE provided is dated post-close which is not acceptable.			01/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826390	xxxxxx	32323162	xxxxxx	12/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Please provide the corresponding appraisal.		Reviewer Comment (2024-12-26): The original appraisal was provided.	12/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826490	xxxxxx	32441571	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-03): Received Fraud and OFAC search on authorized signor for seller, xxxxxx. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826490	xxxxxx	32473582	xxxxxx	12/23/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear. The property profile report reflects a lien for $233,000 that is not reflected on the credit report.		Reviewer Comment (2024-12-27): Received property history report and credit report to verify that lien has been closed. - Exception Cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826509	xxxxxx	32588980	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-16): Prelim appraisal provided	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32589005	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-01-16): Final HUD provided	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32589138	xxxxxx	01/13/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-01-22): Evidence of ownership and historical currency converter from XE.com provided. Reviewer Comment (2025-01-16): Transferred funds to close were already considered at time of review. and added to closing funds. Cash to close is calculated a funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. An additional account was provided for xxxxxx, however this is a business account. Evidence of ownership and ownership % was not provided as well as the currency converter is dated post-close. Historical rates must be provided.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32606911	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National		Routing number provided by Borrower is incomplete, Need 9 Digit routing number		Reviewer Comment (2025-01-16): Received complete routing number. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32606927	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Per guidelines, the Note must be Wet signed. Note in file is E-signed.		Reviewer Comment (2025-01-16): Wet signed Note provided	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32607020	xxxxxx	01/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Provide the currency converter from XE.com or Wall Street Journal for the most recent ending balance for account xxxxxx.		Reviewer Comment (2025-01-22): Removed account. Not needed to qualify. Reviewer Comment (2025-01-22): Received Currency convertor is from google. However, per guidelines, the convertor must be from XE.com or from the Wall Street Journal conversion table. The convertor rate must be prior to note date and is required for balance 484.43. Exception remains. Reviewer Comment (2025-01-16): Received currency converter dated xxxxxx .Provide the historical rates (xxxxxx) currency converter for GBP. Exception remains.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32607141	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DOT was e-signed by borrower and notary. Per guidelines, the system used for the remote online notarization must meet the following minimum standards: o At least two-factor identity authentication, using a combination of at least two of the following factors: ▪ Remote presentation of a government-issued photo ID that has a signature (Passport provided for borrower only). ▪ Credential analysis. ▪ Identity-proofing (i.e., knowledge-based authentication).		Reviewer Comment (2025-01-16): Affidavit of identity for borrower provided.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826509	xxxxxx	32607171	xxxxxx	01/13/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $135,354.74 is less than Cash From Borrower $135,978.62.			Reviewer Comment (2025-01-22): Evidence of ownership and historical currency converter from XE.com provided. Reviewer Comment (2025-01-16): Transferred funds to close were already considered at time of review. and added to closing funds. Cash to close is calculated a funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. An additional account was provided for xxxxxx, however this is a business account. Evidence of ownership and ownership % was not provided as well as the currency converter is dated post-close. Historical rates must be provided.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826527	xxxxxx	32566430	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Application date is xxxxxx and LE was issued on xxxxxx .		Reviewer Comment (2025-01-22): SitusAMC received LOE for lender holiday on Nov 28th and 29th. Reviewer Comment (2025-01-15): SitusAMC received rebuttal and LOE, however we require attestation on letter head and with borrower details confirming the same that lender was closed on 28th and 29th November.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826574	xxxxxx	32368574	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-10): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2025-01-08): The comments on 1/7 appear to be for the Seller. The filed Articles of Organization/Formation is required. Reviewer Comment (2025-01-02): Received Operating Agreement which was already in file. Provide filed Articles of Organization/Formation. Exception remains. Reviewer Comment (2024-12-24): Received Entity Information document. Provide Articles of Organization/Formation. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No
xxxxxx	826574	xxxxxx	32368588	xxxxxx	12/17/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-24): Received UCDP document with score 2.2. Exception cleared..	12/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No
xxxxxx	826574	xxxxxx	32417746	xxxxxx	12/17/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal's in the file is xxxxxx and xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2024-12-23): Prelim appraisals provided	12/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No
xxxxxx	826591	xxxxxx	32511873	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Appraiser, xxxxxx is missing.		Reviewer Comment (2025-01-10): Received OFAC of Appraiser, xxxxxx. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826593	xxxxxx	32464055	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826593	xxxxxx	32464059	xxxxxx	12/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826593	xxxxxx	32468846	xxxxxx	12/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		File contains an appraisal delivery dated xxxxxx . Please provide a copy of the appraisal corresponding appraisal.		Reviewer Comment (2024-12-31): Received corresponding appraisal dated xxxxxx . Exception cleared.	12/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826594	xxxxxx	32345101	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Final Closing Disclosure dated xxxxxx does not reflect the NMLS ID for the xxxxxx. Corrected on the Post Close Closing Disclosure. Provide LOE to borrower to cure.		Reviewer Comment (2024-12-18): Cured Prior to Discovery.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826594	xxxxxx	32345102	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $747,126.65 is under disclosed by $323.23 compared to the calculated total of payments of $747,449.88 which exceeds the $35.00 threshold. (Final xxxxxx)	Final Closing Disclosure disclosed a Total of Payments of $747,126.65; calculated Total of Payments is $747,449.68. Variance is $323.23.	Reviewer Comment (2025-01-09): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-12-18): SitusAMC received PCCD, Copy of Refund Check and LOE. This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.

Reviewer Comment (2024-12-16): SitusAMC received rebuttal that cured on PCCD.  However, TOP underdisclosure totaled $323.23 and cure refund on PCCD is $323.22 and is $0.01 short.  This is a material disclosure violation that does require the full underdisclosure be refunded to borrower.  Additionally, there are missing cure documentation on this Material disclosure violation.  Please provide, proof of cure refund on the xxxxxx PCCD of $323.22 via refund cure check to borrower with proof of mailing or proof of credit at disbusement on Final settlement statement, copy of cure refund for the $0.01 cure refund shortage and proof of mailing of that shortage refund and as this is a rescindable transaction, must reopen rescission to all consumers as the cure and material disclosures were disclosed after the initial RTC's were executed.
																01/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	826598	xxxxxx	32295321	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-05): Client elects to waive			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32295503	xxxxxx	12/09/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.52 is less than Guideline PITIA months reserves of 4.00.	Gift of Equity cannot be utilized for reserves.		Reviewer Comment (2024-12-18): Additional account statements provided Reviewer Comment (2024-12-16): The asset accounts provided are dated post-close.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32295538	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Gift of Equity cannot be utilized for reserves.		Reviewer Comment (2024-12-18): Additional account statements provided Reviewer Comment (2024-12-16): The asset accounts provided are dated post-close.	12/18/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826598	xxxxxx	32295539	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Gift of Equity cannot be utilized for reserves.		Reviewer Comment (2024-12-18): Additional account statements provided Reviewer Comment (2024-12-16): The asset accounts provided are dated post-close.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32295718	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide SOF for the xxxxxx $43,481.97 transfer deposit into xxxxxx account		Reviewer Comment (2024-12-16): The source of the large deposit was provided.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32315931	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal must comment contract is ‘Non-Arm’s Length’		Reviewer Comment (2024-12-11): Updated appraisal provided	12/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32353625	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.70287% or Final Disclosure APR of 9.81900% is equal to or greater than the threshold of APOR 7.08% + 1.5%, or 8.58000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2024-12-12): Delivery provided	12/12/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32353626	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2024-12-12): Delivery provided	12/12/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32369854	xxxxxx	12/12/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal delivery provided post review reflects an appraisal that was delivered on xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-18): Received corresponding appraisal dated xxxxxx . Exception cleared. Reviewer Comment (2024-12-16): Please provide the appraisal dated xxxxxx	12/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826598	xxxxxx	32369855	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-12-12): Client elects to waive			12/12/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826603	xxxxxx	32297637	xxxxxx	12/09/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter for $39,750 reflects gifts relationship is donor's wife. The gift letter provided for $378,919.49 reflects relationship is donor's husband. Both gifts are from the same individual. Provide the updated gift letter.		Reviewer Comment (2024-12-20): Received Gift Letter. Exception cleared. Reviewer Comment (2024-12-12): Received Gift letter in amount of $378,919.49 is an altered document. The font are not same through the letter. Kindly provide updated gift letter. Exception remains.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826604	xxxxxx	32304526	xxxxxx	12/05/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-12-06): Prelim appraisal provided	12/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826604	xxxxxx	32305119	xxxxxx	12/05/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		VOD for xxxxxx reflects an average balance of $161,333.50 and current balance of $182,827.53. Increase is $21,494.03. Borrower's total income is $14,100 combined. Any large deposits > 100% of the borrower's income must be sourced.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors			12/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826604	xxxxxx	32305724	xxxxxx	12/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Rental income being utilized on departure residence. Lease, 1 month rent and security deposit provided. A security deposit is not considered rent. Lease just started. Provide the 1007.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-06): Client elects to waive with verified compensation factors			12/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826666	xxxxxx	32375707	xxxxxx	12/18/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-01-08): Received appraisal dated xxxxxx . Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826666	xxxxxx	32376159	xxxxxx	12/18/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee + ISAOA is missing		Reviewer Comment (2024-12-27): An updated HOI with ISAOA included in the mortgagee was provided.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826666	xxxxxx	32376246	xxxxxx	12/18/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Per guidelines, departure residence for use of rental income requires the 1007 for estimated rents. The lower of is to be utilized.		Reviewer Comment (2025-01-15): Received 1007 for estimated rents. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826670	xxxxxx	32570781	xxxxxx	01/09/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-10): E-consent provided	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826670	xxxxxx	32571117	xxxxxx	01/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects it reviewed an appraisal report with a completion date of xxxxxx . The appraisal we have in file has a completion date of xxxxxx . All appraisals must be provided for review, prelim and any updates. Provide the appraisal with a completion date of xxxxxx		Reviewer Comment (2025-01-10): Prelim appraisal provided	01/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826670	xxxxxx	32586048	xxxxxx	01/09/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA license number. Expense factor provided.		Reviewer Comment (2025-01-10): License provided	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826719	xxxxxx	32437555	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file - Borrower 12 months business bank statements reflects at least 15 negative daily balances and 22 NSF's xxxxxx 23, 1/2024, 4/2024, 6/2024, 9/2024.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	826719	xxxxxx	32438458	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7594)	The Appraisal Copy/Rush Fee increases from $0.00 on the initial Loan Estimate to $150.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-01-07): SitusAMC Received Corrected PCCD, LOE, Proof of Mailing and 2 Refund Check of $150 each. File contains only 1 proof of mailing. Copy of checks are dated xxxxxx and xxxxxx respectively and proof of Mailing shows ship date as xxxxxx . Provide proof of Mailing for Copy of check dated xxxxxx .

Reviewer Comment (2024-12-26): SitusAMC received COC however it doesn't specify the reason as to why the rush was initiated. Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX ,Copy of refund check and proof of mailing.
																01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826719	xxxxxx	32473014	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $590.00. Insufficient or no cure was provided to the borrower. (7506)	The COC states an $150 rent schedule fee was required, however this was for the current primary turned rental. At time of application, it was known rental income was being used to qualify, therefore fee should have been disclosed within 3 days of discovery.		Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-01-07): SitusAMC Received Corrected PCCD, LOE, Proof of Mailing and 2 Refund Check of $150 each. File contains only 1 proof of mailing. Copy of checks are dated xxxxxx and xxxxxx respectively and proof of Mailing shows ship date as xxxxxx . Provide proof of Mailing for Copy of check dated xxxxxx .		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826762	xxxxxx	32518986	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		Provide fully executed page 2 of 1-4 Family Rider.		Reviewer Comment (2025-01-06): Signature page provided	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826762	xxxxxx	32519058	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-06): Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826762	xxxxxx	32542313	xxxxxx	01/02/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003 for xxxxxx. Reflects Rents at the primary residence, however primary evidence is owned by xxxxxx and xxxxxx. No evidence of rents in file. If borrower lives rent free, no primary housing expense must be selected.		Reviewer Comment (2025-01-06): Corrected 1003 provided	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826762	xxxxxx	32542343	xxxxxx	01/02/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Per the 11.2024 lender's matrix, max for C/O Refinance on a xxxxxx unit is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826786	xxxxxx	32614235	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-19): Approval provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826786	xxxxxx	32614261	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud & OFAC verification for settlement agent xxxxxx.		Reviewer Comment (2025-01-21): Received updated Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826786	xxxxxx	32630920	xxxxxx	01/15/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. Rent ledger provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-19): Client elects to waive with verified compensation factors			01/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826786	xxxxxx	32630940	xxxxxx	01/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an additional executed 1-4 Family Rider in file, however the DOT does not include this rider on page 2. Provide the corrected and executed DOT to include the rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-22): The same mortgage was provided that was in file at time of review. Please review the original condition. If the 1-4 family rider is not to be included, then provide the LOE to borrower, cancelled 1-4 family rider, and evidence of delivery to the borrower.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826787	xxxxxx	32472751	xxxxxx	12/27/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-01-09): Received CDA. Exception cleared. Reviewer Comment (2025-01-08): HOI was only provided. Please try uploading CDA again. Reviewer Comment (2025-01-05): This is for the secondary valuation for securitization (i.e. CDA, ARR, etc).	01/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	D	A	N/A	N/A	No
xxxxxx	826787	xxxxxx	32482358	xxxxxx	12/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		File contains an appraisal delivery receipt dated xxxxxx please provide a copy of the appraisal dated the same.		Reviewer Comment (2025-01-05): Prelim appraisal provided. Per updated appraisal, the update was to the main address - From xxxxxx.	01/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	D	A	N/A	N/A	No
xxxxxx	826787	xxxxxx	32482626	xxxxxx	12/27/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Shortfall of $374,000.00. File did not contain the Condo building blanket policy.		Reviewer Comment (2025-01-10): Updated master policy provided Reviewer Comment (2025-01-08): The blanket policy provided reflects the xxxxxx. Reviewer Comment (2025-01-02): Comments on xxxxxx appear to be for the Seller. Please review the original condition. File does not contain the Condo building blanket policy. The document provided is Master Liability only and does not reflect any property coverage.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	D	A	N/A	N/A	No
xxxxxx	826792	xxxxxx	32423642	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-03): Received Approval. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826792	xxxxxx	32423644	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-01-10): Received Clearance Report. Exception cleared. Reviewer Comment (2025-01-03): Received full fraud report. All parties to the transaction are included in the Fraud and OFAC searches. However there are red flags that are not addressed. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826792	xxxxxx	32423646	xxxxxx	12/19/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-01-03): Received full fraud. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826792	xxxxxx	32423662	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-12-23): Received Title Commitment. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826792	xxxxxx	32423723	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-01-03): Received ACH form. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826792	xxxxxx	32423788	xxxxxx	12/19/2024	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Blanket Policy expires on xxxxxx .		Reviewer Comment (2025-01-03): Received Blanket HOI policy. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	826807	xxxxxx	32442741	xxxxxx	12/23/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-24): E-Consent provided	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826807	xxxxxx	32442744	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826807	xxxxxx	32442796	xxxxxx	12/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.41 is less than Guideline PITIA months reserves of 12.00.	Minimum 12 months reserves for LTV > 85%		Reviewer Comment (2024-12-26): Additional account statements were provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826807	xxxxxx	32442799	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-12-26): Additional account statements were provided.	12/26/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826807	xxxxxx	32442807	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-12-26): Additional account statements were provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	826807	xxxxxx	32447886	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $530,682.12 is over disclosed by $150.00 compared to the calculated Amount Financed of $530,532.12 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The appraisal management fee was not included.	Reviewer Comment (2025-01-14): SitusAMC received lender attestation on AMC services and 4c7 fee.

Reviewer Comment (2025-01-02): Provided attestation would indicate the AMC fee should be tested as a finance charge. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge. Cure is required and should include PCCD, LOE, Copy of refund check, proof of mailing.
															01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826807	xxxxxx	32447887	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,099,705.43 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,099,855.43 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The appraisal management fee was not included.	Reviewer Comment (2025-01-14): SitusAMC received lender attestation on AMC services and 4c7 fee.

Reviewer Comment (2025-01-02): Provided attestation would indicate the AMC fee should be tested as a finance charge. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge.  Cure is required and should include PCCD, LOE, Copy of refund check, proof of mailing.
															01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	826809	xxxxxx	32450484	xxxxxx	12/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-02): Prelim report provided Reviewer Comment (2025-01-02): Please review the CDA. The CDA reflects an effective date and report date of xxxxxx under "Appraisal Under Review Information". There is an appraisal dated xxxxxx . The one we have in file is most likely an update. Provide the corresponding appraisal. Reviewer Comment (2024-12-31): Received appraisal with completion date as xxxxxx . That was already at the time of review. Please provide the appraisal with a completion date xxxxxx . Exception remains.	01/02/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826809	xxxxxx	32450494	xxxxxx	12/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.67 is less than Guideline PITIA months reserves of 6.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-12-29): Client elects to waive with verified compensation factors			12/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826809	xxxxxx	32450532	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826809	xxxxxx	32486301	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Prior to being transferred at closing, property was in a Trust. Provide the Trust Agreement (refinance).		Reviewer Comment (2025-01-03): Received Trust Agreement. Exception cleared. Reviewer Comment (2025-01-02): This is a refinance where the initial title was vested in a trust. The trust agreement is required to determine ownership seasoning. Reviewer Comment (2024-12-31): Received Final Title. However trust agreement is required since the property is transferred from trust to an Individual name. Exception remains.	01/03/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826820	xxxxxx	32433039	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826820	xxxxxx	32433061	xxxxxx	12/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-08): FTP provided	01/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826820	xxxxxx	32440010	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception for having 0 income in some months due to Borrower's company is a construction company and does not open new account every month.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive with verified compensation factors			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826820	xxxxxx	32473407	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The most recent supplemental report dated xxxxxx reflects a xxxxxx.		Reviewer Comment (2025-01-08): FTP provided Reviewer Comment (2024-12-30): The investor must advise if the updated Supplemental Title Report is acceptable as the city name does not match the Note exactly.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826832	xxxxxx	32318435	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-18): Received Fraud Report with all participants. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32318475	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-23): CDAIR received dated xxxxxx . No Damage	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32318534	xxxxxx	12/11/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-18): Received E-Sign Consent Agreement. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32325060	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.62 exceeds tolerance of $92.00. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.62 exceeds tolerance of $92.00. Insufficient or no cure was provided to the borrower. Valid COC not provided in the file.	Reviewer Comment (2025-01-13): SitusAMC received PCCD, LOE, Copy of refund check and proof of mailing.

Reviewer Comment (2025-01-10): SitusAMC No new documents. Provide Valid COC or cure docs. Cure Docs consists of PCCD, LOE, Refund Check.

Reviewer Comment (2025-01-07): SitusAMC received no new documents to review. The COC dated xxxxxx in file does not provide a valid reason for increase in fee. Please provide valid COC with sufficient information for increase in credit report fee or cure would be required. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-24): Seller requested back. Queued in error per last comments.

Reviewer Comment (2024-12-24): SitusAMC received rebuttal, however no new document received. Please provide valid COC with sufficient information or cure would be required.   A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-17): SitusAMC received Changed Circumstance dated xxxxxx but it does not give sufficient information on why the Credit Report fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																01/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	Non QM	Yes
xxxxxx	826832	xxxxxx	32325138	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Valid COC not provided in file.		Reviewer Comment (2024-12-17): SitusAMC received xxxxxx CD 3 business days prior to consummation.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32325140	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,384.96 exceeds tolerance of $8,085.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,384.96 exceeds tolerance of $8,085.00. Insufficient or no cure was provided to the borrower. Valid COC not provided in the file.		Reviewer Comment (2024-12-17): SitusAMC Received Valid COC dated xxxxxx	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	Non QM	Yes
xxxxxx	826832	xxxxxx	32345788	xxxxxx	12/11/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	There is no evidence of the listing cancellation.		Reviewer Comment (2024-12-23): Listing removed 2.23.2024. Expanded Criteria guidelines are silent. xxxxxx guidelines: Properties that were listed for sale must have been taken off the market on or before the disbursement date of the new mortgage loan.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32345804	xxxxxx	12/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-01-08): Received Flood insurance coverage amount. Exception cleared. Reviewer Comment (2025-01-06): No new documents received since xxxxxx . Please try uploading again. Reviewer Comment (2024-12-27): Received RCE in amount of $372,485. However Flood Insurance Coverage is in amount of $234,000. Provide Flood Insurance in amount of $250,000. Exception remains. Reviewer Comment (2024-12-25): The only item uploaded was a credit report invoice which does not clear this condition.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32345806	xxxxxx	12/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE. xxxxxx requires 80% coverage of the estimated cost new.		Reviewer Comment (2025-01-06): RCE provided. xxxxxx requirements met for HOI Reviewer Comment (2024-12-25): The only item uploaded was a credit report invoice which does not clear this condition. Reviewer Comment (2024-12-18): The same HOI was provided that was in file at time of review. Provide the RCE. xxxxxx requires 80% coverage of the estimated cost new.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826832	xxxxxx	32610665	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-01-13): SitusAMC received proof of receipt.	01/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No
xxxxxx	826834	xxxxxx	32377376	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. settlement agent-xxxxxx.		Reviewer Comment (2024-12-27): Received updated Fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826834	xxxxxx	32451630	xxxxxx	12/19/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The borrower was just deeded on property at closing. Previously in non-borrower name. The borrower deeded property out of their name on xxxxxx per title and was just deed back on at closing.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-03): The LOE is not acceptable nor does a property management agreement give ownership to a property. If the borrower was unaware and the property recently deeded back, then an exception from the investor will still be required for seasoning.			01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826834	xxxxxx	32451666	xxxxxx	12/19/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		C/O not allowed on First Time Investors. The borrower was just deeded on property at closing. Previously in non-borrower name. The borrower deeded property out of their name on xxxxxx per title and was just deed back on at closing.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-03): The LOE is not acceptable nor does a property management agreement give ownership to a property. If the borrower was unaware and the property recently deeded back, then an exception from the investor will still be required C/O on a first time investor.			01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32442387	xxxxxx	12/24/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-12-27): Received corresponding appraisal. Exception cleared.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32442392	xxxxxx	12/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2024-12-27): Received Lease Agreement. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32442467	xxxxxx	12/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-09): FTP provided	01/09/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32448807	xxxxxx	12/24/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.53 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.			Reviewer Comment (2025-01-09): Investor provided lender's no ratio matrix for re-review. < 1.00 DSCR allowed.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32482999	xxxxxx	12/24/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Max for Condo's is 70% for refinances. Property is also in a declining market which requires a 5% LTV reduction. Max LTV is 65%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors			01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32483027	xxxxxx	12/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Judgment/Tax lien on title for $1,439.45 not addressed.		Reviewer Comment (2025-01-16): Corrected FTP and email confirmation from title provided Reviewer Comment (2025-01-15): The correct and incorrect polices are dated and time stamped the same. Provide evidence of last policy provided (i.e. email from title on correction). Reviewer Comment (2025-01-09): Clear FTP provided, however the FTP does not have the Condo Endorsement.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826837	xxxxxx	32483108	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The blanket HOI policy in file has expired on xxxxxx . Provide the updated blanket HOI.		Reviewer Comment (2025-01-02): Received Blanket HOI policy. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826852	xxxxxx	32469131	xxxxxx	12/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received Title Preliminary Report reflects xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-01-02): FTP provided	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826852	xxxxxx	32469138	xxxxxx	12/27/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-31): Received E-Sign Consent Agreement. Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826852	xxxxxx	32469152	xxxxxx	12/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-02): FTP provided	01/02/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826852	xxxxxx	32469153	xxxxxx	12/27/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-02): FTP provided	01/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	826864	xxxxxx	32552042	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase contract does not have all pages. Received page 1, 3, and 5.		Reviewer Comment (2025-01-16): Received all pages of Purchase contract. Exception cleared.	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826864	xxxxxx	32571263	xxxxxx	01/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal is not executed by appraiser.		Reviewer Comment (2025-01-23): Executed appraisal provided Reviewer Comment (2025-01-22): The same appraisal was provided that was in file at time of review. Please review original condition. Appraisal is not executed by appraiser. Page 6 of 6.	01/23/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	826877	xxxxxx	32429805	xxxxxx	12/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-26): Received credit report dated xxxxxx . Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
xxxxxx	826877	xxxxxx	32429840	xxxxxx	12/20/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-27): Received xxxxxx UCDP SSR. Exception cleared.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
xxxxxx	826877	xxxxxx	32429884	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Transaction participants, seller's authorized representative, xxxxxx, was not included in the report.	Reviewer Comment (2025-01-22): Received updated Fraud Report. Exception cleared.

Reviewer Comment (2025-01-16): Received updated fraud report. However fraud and OFAC is not ran on the seller's authorized representative, xxxxxx. Exception remains.

Reviewer Comment (2025-01-06): Received updated fraud report. However fraud and OFAC is not ran on the seller's authorized representative, xxxxxx. Also, there are red flag that are not addressed. Exception remains.

Reviewer Comment (2024-12-26): Received same fraud report dated xxxxxx that was already available at the time of review. Provide fraud and OFAC search for seller's authorized representative, xxxxxx. Exception remains.
															01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
xxxxxx	826894	xxxxxx	32316279	xxxxxx	12/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. 12-month VOM, mortgage statement and payoff in file. Provide 6-month payment history (cancelled checks, bank statements).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-18): Received LOX is not acceptable, guidelines requires 6-month payment history. Exception remains.			01/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32316281	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided	Reviewer Comment (2025-01-14): Per client, they are accepting the shareholder agreement as the Bylaws since the last page references Bylaws and it contains some of the same verbiage as a Bylaws. Requested clearance.

Reviewer Comment (2025-01-13): Bylaws and a Shareholder agreement are not the same thing. Bylaws ensure the corporation adheres to a certain standard and that everyone knows their role in the company. A shareholders' agreement is an optional arrangement that only regulates the shareholders' relationship among themselves.

Reviewer Comment (2025-01-13): Received document is Shareholders agreement. However the document requested is for Bylaws. Provide Bylaws for borrowing entity. Exception remains.

Reviewer Comment (2025-01-10): Received Bylaws is not for the borrowing entity (xxxxxx). Provide executed Bylaws for borrowing entity (xxxxxx). Exception remains.

Reviewer Comment (2024-12-23): Received Bylaws is not for the borrowing entity. Provide executed Bylaws for borrowing entity. Exception remains.

Reviewer Comment (2024-12-17): Bylaws are not executed.
															01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32316282	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-12-17): COGS provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32316284	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-12-17): Corporate Res provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32316285	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-12-17): Received Employer Identification Number (EIN). Exception cleared	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32332338	xxxxxx	12/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide VOR for primary residence. Pay history and LOE provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-18): Received lease agreement, however guidelines requires VOR. Exception remains.			12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32335690	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 reflects Perm Resident, however the borrower is a Non-Perm Resident.		Reviewer Comment (2024-12-17): Updated 1003 provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32336019	xxxxxx	12/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity documents are missing from the file, however based on title vesting and HOI, Entity name is xxxxxx vs. xxxxxx The Note + Addendums and DOT + Riders reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-13): Received corrected PPP to the Note. Please review comments from xxxxxx Pending receipt of LOE to borrower and evidence of delivery to the borrower (mailing label is to investor). Reviewer Comment (2025-01-09): Received corrected Note, GA agreement, DOT + Riders, LOI and mailing label to investor. Pending receipt of corrected and executed PPP addendum to the Note, LOE to borrower and evidence of delivery to the borrower.			01/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826894	xxxxxx	32336033	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment.		Reviewer Comment (2024-12-17): COGS provided stating all annual reports current	12/17/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826895	xxxxxx	32673322	xxxxxx	01/22/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Per investor overlays, max 70% for C/O P&L program.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
xxxxxx	826898	xxxxxx	32446153	xxxxxx	12/24/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Correct final 1003 to reflect the borrower owns primary residence per the fraud report. The borrower has vested ownership but is not obligated to the mortgage.		Reviewer Comment (2024-12-29): Updated 1003 provided	12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826898	xxxxxx	32446180	xxxxxx	12/24/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor Exception: Rural property on xxxxxx acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors			12/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	826921	xxxxxx	32366071	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-12-27): Received Guarantor Agreement. Exception cleared.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	826921	xxxxxx	32366162	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in a Borrowing Entity, however, the Note signature is signed individually only. The signature block for the entity is not executed. Provide the corrected and fully executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-17): Client elects to waive Reviewer Comment (2024-12-17): Received updated Note with updated signatures. Pending receipt of LOE to borrower and evidence of delivery to the borrower.			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	826921	xxxxxx	32367772	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Articles of Formation not provided for the Borrowing Entity. Entity is a Series, Multi-level entity structures are allowed subject to entity documentation requirements met for all entities.		Reviewer Comment (2024-12-17): Articles provided	12/17/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	826921	xxxxxx	32367775	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Certificate of Good Standing missing for the Borrowing Entity.		Reviewer Comment (2024-12-17): COGS provided	12/17/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	826921	xxxxxx	32367896	xxxxxx	12/16/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Evidence of Insurance lists Unit numbers		Reviewer Comment (2024-12-17): Updated HOI and RCR provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	N/A	N/A	No
xxxxxx	826950	xxxxxx	32604969	xxxxxx	01/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-19): Prelim appraisal provided	01/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605037	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC verification for settlement agent xxxxxx.		Reviewer Comment (2025-01-23): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605046	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-21): Received Articles of Organization/Formation. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605049	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-21): Received Operating Agreement. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605051	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-21): Received Certificate of Good Standing. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605068	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-21): Received Employer Identification Number. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32605099	xxxxxx	01/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the use of a VOR without 6 months verification of payments	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-13): Client elects to waive with verified compensation factors			01/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826950	xxxxxx	32616455	xxxxxx	01/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Warranty Deed recorded with the subject property mortgage, has a Grantee that is not the Borrowing entity on the Note/Mortgage. Note/Mortgage reflects "xxxxxx". Warranty Deed reflects "xxxxxx"		Reviewer Comment (2025-01-22): Corrective deed provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	826969	xxxxxx	32606095	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. Income qualified off of xxxxxx vs. xxxxxx.		Reviewer Comment (2025-01-19): Corrected 1003 provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	826969	xxxxxx	32612905	xxxxxx	01/14/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Rent free borrower's allowed with the following restrictions: 80% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	826997	xxxxxx	32368537	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Must include all participants.		Reviewer Comment (2024-12-26): A Watch List with all of the loan participants was provided. Reviewer Comment (2024-12-24): Received Fraud Report. However, Fraud and OFAC search not run on settlement agent. Exception remains.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32368727	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-23): Flood Cert provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32368728	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-12-23): HOI provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32368875	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-12-24): Received Purchase Agreement. Exception cleared.	12/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32368901	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-01-08): Received Guarantor Agreement. Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32369412	xxxxxx	12/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business purpose certificate is missing, please provide it for review.		Reviewer Comment (2025-01-08): BP Cert provided	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32377983	xxxxxx	12/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-24): Received Credit Report - Gap. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32378045	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Certificate of Good Standing for borrower business entity.		Reviewer Comment (2024-12-24): Received Certificate of Good Standing. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32378061	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Articles of Organization for borrowing business entity.		Reviewer Comment (2024-12-24): Received Articles of Organization. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32378063	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Operating Agreement for borrowing business entity.		Reviewer Comment (2024-12-24): Received Operating Agreement. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32378064	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		EIN/Tax Identification Number for borrowing business entity.		Reviewer Comment (2024-12-24): Received EIN/Tax Identification Number. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32433751	xxxxxx	12/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	Provide third party documentation to verify ownership and ownership % for the qualifying income business. The COGS in file does not reflect any owners.		Reviewer Comment (2024-12-24): Received CPA letter. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	826997	xxxxxx	32477349	xxxxxx	12/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI and RCE: City does not match		Reviewer Comment (2024-12-26): Updated HOI and RCE were provided.	12/26/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
xxxxxx	827025	xxxxxx	32368268	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-06): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2024-12-26): Received updated fraud report. However fraud and OFAC search not ran on the authorized agent of the selling entity, xxxxxx. Exception remains.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368280	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-12-19): Received Articles of Organization/Formation. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368281	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-12-19): Received Certificate of Good Standing. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368295	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-12-19): Received EIN. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368334	xxxxxx	12/17/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-12-19): Received 442. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368347	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx : Appraiser made comments on xxxxxx however this was prior to the disaster declaration date of xxxxxx.		Reviewer Comment (2025-01-10): 442 provide dated xxxxxx: No Damage Reviewer Comment (2024-12-19): The 442 provided does not reference anything in regards to disaster.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32368360	xxxxxx	12/17/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-12-31): Received CDA. Exception cleared.	12/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32377030	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-02): Received Operating Agreement. Exception cleared. Reviewer Comment (2024-12-19): Received Operating Agreement appears to be an altered document. The sign appears to be an altered. Exception remains.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32429407	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-12-19): Received Operating Agreement reflecting borrower is 100% owner of the business. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827025	xxxxxx	32429498	xxxxxx	12/17/2024	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		Seller concessions exceed 3%. Seller concessions $29,839 and max is $14,919.60. Value not reduced by difference. Investor granting an exception to allow the higher appraised value to be utilized and higher seller concessions exceeding the max.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-12-26): The client elects to waive. Reviewer Comment (2024-12-20): Cleared in error. Updated 1008 provided and value reduced, however per last investor guidance this still requires an exception			12/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	827026	xxxxxx	32368384	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-12-19): Articles provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32368385	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-12-19): COGS provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32368386	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-12-19): UC proivded	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32368387	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-12-19): EIN provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32368388	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-12-19): OA provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32368396	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-17): Client elects to waive. Appraisal comments on xxxxxx: No Damage			12/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827026	xxxxxx	32376369	xxxxxx	12/17/2024	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		Seller concessions exceed 3%. Per the Final CD concessions are $18,000 and max is $8,999.97. Value reduced by difference.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-29): The document was already in file at time of review. The investor still requires an exception.			01/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827042	xxxxxx	32637303	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-28): Received updated Fraud Report. Fraud and OFAC ran on the authorized signor of selling entity. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	827052	xxxxxx	32606835	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception will be required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-16): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature.			01/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827052	xxxxxx	32606864	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for investor concentration greater than 60%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827064	xxxxxx	32429499	xxxxxx	12/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-26): Received credit report dated xxxxxx . Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827069	xxxxxx	32492627	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The Loan Estimate dated xxxxxx was signed on xxxxxx and the information is captured accordingly.		Reviewer Comment (2025-01-14): Client elects to waive. SOL 1year expires xxxxxx			01/14/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	No
xxxxxx	827082	xxxxxx	32543900	xxxxxx	01/08/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor. Owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-10): The credit report is dated post close and not acceptable. A new scored report dated prior to closing needed to be obtained.			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827085	xxxxxx	32638438	xxxxxx	01/17/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-22): Received Title Final. Exception cleared.	01/22/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	827085	xxxxxx	32638467	xxxxxx	01/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-22): Received Title Final. Exception cleared.	01/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	827089	xxxxxx	32458595	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-27): The FTOP was provided.	12/27/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827089	xxxxxx	32460069	xxxxxx	12/26/2024	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines	The subject has unpermitted additions for a xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-06): The client elects to waive. The appraisal did not include the unpermitted addition within the value. Reviewer Comment (2024-12-27): Guidelines do not allow unpermitted additions.			01/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827089	xxxxxx	32460304	xxxxxx	12/26/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2024-12-27): The FTOP was provided.	12/27/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827114	xxxxxx	32573324	xxxxxx	01/09/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $162,655.96 is less than Cash From Borrower $169,113.66.			Reviewer Comment (2025-01-14): Final SS from C/O transaction on REO provided for additional funds.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827114	xxxxxx	32573327	xxxxxx	01/09/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-01-14): Final SS from C/O transaction on REO provided for additional funds	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827116	xxxxxx	32588666	xxxxxx	01/13/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Provide corrected insurance document to reflect address as per note.		Reviewer Comment (2025-01-19): Corrected HOI proivded	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827116	xxxxxx	32606585	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Page 1 of the appraisal reflects Yes to listed within the past 12 months and then preceding line states has not been listed in the past 12 months. Provide the corrected appraisal.		Reviewer Comment (2025-01-19): Corrected appraisal provided	01/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827126	xxxxxx	32377841	xxxxxx	12/18/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2024-12-31): Evidence of the undiscounted rate was provided.

Reviewer Comment (2024-12-26): Please provide the rate sheets for the subject loan. Unable to determine which LLPAs apply to the loan.

Reviewer Comment (2024-12-24): The disclosure provided reflects the undiscounted rate but not the undiscounted price. This is not the same as the discount points paid by borrower as reflected on the CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2024-12-23): The attached does not clear the condition. Please review the original condition. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827126	xxxxxx	32377842	xxxxxx	12/18/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2024-12-31): Evidence of the undiscounted rate was provided.

Reviewer Comment (2024-12-24): The disclosure provided reflects the undiscounted rate but not the undiscounted price. This is not the same as the discount points paid by borrower as reflected on the CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2024-12-23): The attached does not clear the condition. Please review the original condition. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827126	xxxxxx	32377843	xxxxxx	12/18/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2024-12-31): Evidence of the undiscounted rate was provided.

Reviewer Comment (2024-12-24): The disclosure provided reflects the undiscounted rate but not the undiscounted price. This is not the same as the discount points paid by borrower as reflected on the CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2024-12-23): The attached does not clear the condition. Please review the original condition. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827126	xxxxxx	32377844	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.84954% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .84954%). Non-Compliant High Cost Loan.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2024-12-31): Evidence of the undiscounted rate was provided.

Reviewer Comment (2024-12-24): The disclosure provided reflects the undiscounted rate but not the undiscounted price. This is not the same as the discount points paid by borrower as reflected on the CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2024-12-23): The attached does not clear the condition. Please review the original condition. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	827126	xxxxxx	32377845	xxxxxx	12/18/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2024-12-31): Evidence of the undiscounted rate was provided.

Reviewer Comment (2024-12-24): The disclosure provided reflects the undiscounted rate but not the undiscounted price. This is not the same as the discount points paid by borrower as reflected on the CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2024-12-23): The attached does not clear the condition. Please review the original condition. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827126	xxxxxx	32437554	xxxxxx	12/18/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.	Blanket Policy missing policy number.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Client elects to waive			12/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32617072	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for acceptance of property with unpermitted ADU and xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors, The appraisal did not include the unpermitted ADU to the value.			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32617323	xxxxxx	01/16/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		An updated gift letter required reflecting corrected subject property address (xxxxxx) and the gift amount.		Reviewer Comment (2025-01-17): Received corrected gift letter. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32617345	xxxxxx	01/16/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		An updated gift letter required reflecting corrected subject property address (xxxxxx).		Reviewer Comment (2025-01-17): Received corrected gift letter. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32617444	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-15): Client elects to waive. DI received dated xxxxxx: No Damage			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32631365	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.70514% or Final Disclosure APR of 8.78900% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-01-17): Delivery provided	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32631366	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-01-17): Delivery provided	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827131	xxxxxx	32663304	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-17): Client elects to waive			01/17/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827160	xxxxxx	32616186	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: xxxxxx	Please provide an unexpired copy of borrower's Permanent Resident Card,		Reviewer Comment (2024-12-09): Clear.	12/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616187	xxxxxx	12/05/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00. Approved lender exception in file allowing loan to move forward with loan amount under the minimum required amount of $125,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-12): The address on the LOX from landlord has a different address from what is listed on the 1003. Reviewer Comment (2024-12-12): Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00. Approved lender exception in file allowing loan to move forward with loan amount under the minimum required amount of $125,000.00.			12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616188	xxxxxx	12/05/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 2.00.	Assets were not provided. Closing Statement not legible to determine if Net Proceeds were received in an amount sufficient to cover the reserves..		Reviewer Comment (2024-12-09): Cleared.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616189	xxxxxx	12/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Please provide a legible copy of the Closing Statement.		Reviewer Comment (2024-12-09): Cleared.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616190	xxxxxx	12/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a 12 month housing payment/rent history for the primary residence verifying no more the 0x30 in past 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-12): Waived with compensating factors per lender exception approval received in trailing documents. Reviewer Comment (2024-12-12): LOX provided from the landlord reflects a different address than what is listed on the 1003.			12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616191	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Provide Certificate of Good Standing meeting document age requirments. Required from both Massachusetts and Maryland.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-12): Provide Certificate of Good Standing meeting document age requirments. Required from both Massachusetts and Maryland.			12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827160	xxxxxx	32616192	xxxxxx	12/05/2024	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Provide the lease from the leasehold property verifying the terms and conditions. Additional conditions may apply.		Reviewer Comment (2024-12-09): Clear.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827168	xxxxxx	32616182	xxxxxx	12/04/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal disclosed that subject property was listed for sale within the last 12 months, however, disclosed a sale price as xxxxxx as a private sale. Please correct the discrepancy on the appraisal.		Reviewer Comment (2024-12-19): Corrected appraisal received in trailing documents.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827173	xxxxxx	32434401	xxxxxx	11/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,337.00 exceeds tolerance of $1,117.00 plus 10% or $1,228.70. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $108.30. d No valid Change of Circumstance provided, nor evidence of cure in file.		Reviewer Comment (2024-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		11/22/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
xxxxxx	827173	xxxxxx	32434402	xxxxxx	11/18/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:		Collections < 24 months old with a cumulative balance over $2,000 not allowed to stay open.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-25): Waived with compensating factors per lender exception approval received in trailing documents. Reviewer Comment (2024-11-22): Lender exception received but there are no compensating factors.			11/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827174	xxxxxx	32616115	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,561.88 exceeds tolerance of $1,093.31. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee increased to $1,561.88 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-12-16): SitusAMC Received Valid COC dated xxxxxx .	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827174	xxxxxx	32616116	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: xxxxxx	Passport/Visa or Employment Authorization missing for Co-Borrower.		Reviewer Comment (2024-12-16): Corrected 1003 received reflecting borrower is xxxxxx.	12/16/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827176	xxxxxx	32616230	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Provide executed final HUD 1 or Closing Statement. Additional conditions may apply.		Reviewer Comment (2024-12-13): Received	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827178	xxxxxx	32434367	xxxxxx	10/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed.		Reviewer Comment (2024-11-06): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		11/06/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
xxxxxx	827179	xxxxxx	32722950	xxxxxx	11/15/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	HOEPA disclosure was not provided to the Borrower		Reviewer Comment (2025-01-23): Cure documentation provided. Loan is no longer high-cost. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722951	xxxxxx	11/15/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	HOEPA disclosure was not provided to the Borrower		Reviewer Comment (2025-01-23): Cure documentation was provided and is in accordance with HOEPA cure requirements as described. Loan is no longer high-cost. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722952	xxxxxx	11/15/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	HOEPA disclosure was not provided to the Borrower		Reviewer Comment (2025-01-23): Cure documentation provided. Loan is no longer high-cost. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722953	xxxxxx	11/15/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	HOEPA disclosure was not provided to the Borrower		Reviewer Comment (2025-01-23): Cure documentation provided. Loan is no longer high-cost. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722954	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.21325% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .21325%). Non-Compliant High Cost Loan.	HOEPA disclosure was not provided to the Borrower		Reviewer Comment (2025-01-23): Cure documentation provided. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.		01/23/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722955	xxxxxx	11/15/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	HOEPA Pre-Loan Counseling not provided		Reviewer Comment (2025-01-23): Cure documentation provided. Loan is no longer high-cost. Reviewer Comment (2024-12-12): Compliance reports provided do not match figures on final CD provided in file. HOEPA total loan amount: xxxxxx. Fees included: $150 appraisal review fee; $100 document preparation fee; $1,875 discount points; $3,750 loan originator compensation and $1,495 underwriting fee. Fees exceed by $301.48. If client elects to provide cure to borrower, please reach out to DD prior for all required cure documents.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722957	xxxxxx	11/15/2024	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Home Loan Legend Not on Security Instrument)	Nevada Home Loan: Mortgage, Deed, or other instrument does not expressly indicate that loan is a "home loan" in at least 14 point font.	Nevada Home Loan: Mortgage, Deed, or other instrument does not expressly indicate that loan is a "home loan" in at least 14 point fon					01/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722958	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation		Reviewer Comment (2024-12-11): SitusAMC received disclosure tracking	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827179	xxxxxx	32722959	xxxxxx	11/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception in file allowing the use of a 13 month P&L to calculate income when 12 month P&L is required.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-11-15): Approved lender exception in file allowing the use of a 13 month P&L to calculate income when 12 month P&L is required.			11/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827182	xxxxxx	32434375	xxxxxx	11/04/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		File is missing the Security Agreement.		Reviewer Comment (2024-11-12): Cleared.	11/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827182	xxxxxx	32434378	xxxxxx	11/04/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	File is missing Maryland Counseling Disclosure HB1399.		Reviewer Comment (2024-11-15): Client elects to waive. Reviewer Comment (2024-11-15): please provide the state counseling disclosure			11/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827182	xxxxxx	32434379	xxxxxx	11/04/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	File is missing Maryland HPML DIsclosure.		Reviewer Comment (2024-11-15): Client elects to waive. Reviewer Comment (2024-11-15): the Maryland HPML disclosure is required to clear.			11/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827182	xxxxxx	32434380	xxxxxx	11/04/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.72074% or Final Disclosure APR of 10.75900% is equal to or greater than the threshold of APOR 6.15% + 1.5%, or 7.65000%. Non-Compliant Higher Priced Loan.	APR on subject loan of 10.72138% or Final Disclosure APR of 10.75900% is equal to or greater than the threshold of APOR 6.15% + 1.5%, or 7.65000%. Non-Compliant Higher Priced Loan.		Reviewer Comment (2024-11-15): Client elects to waive. Reviewer Comment (2024-11-15): the required disclosures for the other conditions will address this exception.			11/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827182	xxxxxx	32434382	xxxxxx	11/04/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $749.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	0% tolerance was exceeded by $749.80. No valid Change of Circumstance provided, nor evidence of cure in file.		Reviewer Comment (2024-11-15): Situsamc Received Valid COC dated xxxxxx .	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
xxxxxx	827182	xxxxxx	32434383	xxxxxx	11/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing deed transferring subject property into our borrower's name, or final title.		Reviewer Comment (2024-11-15): Cleared Reviewer Comment (2024-11-12): Deed not provided in the trailing docs.	11/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827183	xxxxxx	32434405	xxxxxx	11/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided				Reviewer Comment (2024-11-27): Provided.	11/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827184	xxxxxx	32434469	xxxxxx	11/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal indicates the subject property is leased. A lease agreement was not provided. Additional conditions may apply if the lease if not provided.		Reviewer Comment (2024-11-25): Short term rental per lender comments. Reviewer Comment (2024-11-20): Loans with a DSCR below .75 are ineligible as short term.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827184	xxxxxx	32434470	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-18): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date.			11/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827184	xxxxxx	32434472	xxxxxx	11/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, short term rentals are not allowed on DSCR less than .75. Per lender comments, subject is a short term rental and DSCR is below .75. Lender approved exception received in trailing documents.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Waived with compensating factors per lender exception approval received in trailing documents.			11/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827187	xxxxxx	32616194	xxxxxx	12/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing dated within 90 days of Note date is missing.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Waived with compensating factors per lender request.			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827187	xxxxxx	32616196	xxxxxx	12/06/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search is required for both the guarantors and borrowing business entity.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Waived with compensating factors per lender request. Per the client, OFAC pulled post-close and is clear.			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827187	xxxxxx	32616198	xxxxxx	12/06/2024	Credit	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraisal not on GSE sanctioned form and thus xxxxxx compliance is called into question.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal not on GSE sanctioned form and thus xxxxxx compliance is called into question		Reviewer Comment (2024-12-16): Commercial appraisal allowed per lender guidelines. Reviewer Comment (2024-12-11): This is a property condition that cannot be waived.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827187	xxxxxx	32616199	xxxxxx	12/06/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 77.50000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV for a xxxxxx unit purchase is 75%. Loan was approved at 77.50%, which exceeds the guideline maximum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Waived with compensating factors per lender exception approval.			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827187	xxxxxx	32616200	xxxxxx	12/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 77.50000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum CLTV for a xxxxxx unit purchase is 75%. Loan was approved at 77.50%, which exceeds the guideline maximum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Waived with compensating factors per lender exception approval.			12/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827188	xxxxxx	32434384	xxxxxx	11/11/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-11-15): cleared	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827188	xxxxxx	32434387	xxxxxx	11/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Unable to verify 12 months housing history.		Reviewer Comment (2024-11-15): Cleared	11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827188	xxxxxx	32434388	xxxxxx	11/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Missing page 2 of ITIN verification document.		Reviewer Comment (2024-11-20): Cleared.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827191	xxxxxx	32434371	xxxxxx	10/30/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx	xxxxxx are required.		Reviewer Comment (2024-11-05): Cleared with executed xxxxxx.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827191	xxxxxx	32434372	xxxxxx	10/30/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.90845% exceeds Guideline loan to value percentage of 80.00000%.	Calculated loan to value percentage of 80.90845% exceeds Guideline loan to value percentage of 80.00000% when using the lower of the two appraised values.		Reviewer Comment (2024-11-05): Cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827191	xxxxxx	32434373	xxxxxx	10/30/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.90845% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated combined loan to value percentage of 80.90845% exceeds Guideline combined loan to value percentage of 80.00000% when using the lower of the two appraised values.		Reviewer Comment (2024-11-05): Cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827194	xxxxxx	32434364	xxxxxx	10/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx .	Reviewer Comment (2024-11-01): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date.			11/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827195	xxxxxx	32434397	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		ITIN letter missing from file.		Reviewer Comment (2024-11-21): File contains proof of SSN and EAD.	11/21/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827196	xxxxxx	32616231	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		File is missing signed/dated 1003 and or credit application.		Reviewer Comment (2024-12-20): Received	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827199	xxxxxx	32676150	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.94402% or Final Disclosure APR of 8.95800% is equal to or greater than the threshold of APOR 6.36% + 1.5%, or 7.86000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-24): Appraisal delivery received.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676151	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML Appraisal - CDFI Not Exempt	TILA HPML Appraisal Rule (Dodd-Frank 2014): ATR Exempt CDFI loan does not qualify for exemption from Federal HPML Appraisal requirements under 1026.35(c)(2) due to loan failing one or more of the QM requirements under 1026.43(c)(2)(i)-(iii) or (vi) (Loan Feature, Loan Term, Points and Fees, or QM APOR Rate Threshold.			Reviewer Comment (2024-12-24): Appraisal delivery received.	12/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676152	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2025-01-02): Client elects to waive. Reviewer Comment (2024-12-24): This condition is due to a transferred appraisal. Condition can be waived; however, it is unable to be cleared.			01/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676153	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:15564 xxxxxx			Reviewer Comment (2024-12-24): Appraisal delivery received.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676154	xxxxxx	12/11/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement)	North Caroli xxxxxx ng by an approved NC Housing Finance Agency.			Reviewer Comment (2025-01-13): ALTA and invoices provided from title company showing fee paid to attorney. Updated fee input and cleared high cost exceptions. Reviewer Comment (2025-01-09): Please provide signed/stamped settlement statement from settlement agent confirming changes made to PCCD. Reviewer Comment (2025-01-07): Home-ownership counseling document provide is not signed. Please provided a fully executed home-ownership counseling document.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the North Carolina High Cost Loan threshold exception.	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676155	xxxxxx	12/11/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) North Carolina High-Cost Loan (Points and Fees)	North Caroli xxxxxx ant High Cost Loan.			Reviewer Comment (2025-01-13): ALTA and invoices provided from title company showing fee paid to attorney. Updated fee input and cleared high cost exceptions. Reviewer Comment (2025-01-09): Please provide signed/stamped settlement statement from settlement agent confirming changes made to PCCD. Reviewer Comment (2025-01-02): While NC has an exclusion for an attorney fee (if borrower has right to select), it does not have a similar exclusion for a closing fee to title company. Invoice provided reflects this fee was paid to the title company and is not able to be excluded from fee testing.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 30 days of loan closing or 60 days of discovery, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676157	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Seller Closing Disclosure is missing		Reviewer Comment (2025-01-02): SitusAMC received Seller CD.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676158	xxxxxx	12/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $1,895.05 is less than AUS required disposable income of $2,875.00.	Lender exception approved for boorower'squalifying disposable income of $1,895.05 is less than required disposable income of $2,875.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Waived with compensating factors per lender exception approval at origination.			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676159	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero percent fee tolerance exceeded. CoC indicates 442 required for subject to transferred appraisal; however, appraisal in file is marked "as-is" and dated more than 90 days prior to CoC form provided.		Reviewer Comment (2024-12-23): SitusAMC received a valid COC.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827199	xxxxxx	32676161	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-26): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date.			12/26/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827204	xxxxxx	32434517	xxxxxx	12/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was requested and approved for borrower to exceed the maximum of 10 loans or $10,000,000 aggregate exposure. Compensating factors include FICO scores 40+ points over the minimum matrix tier, and DTI 10% under maximum guideline.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-04): Lender exception was requested and approved for borrower to exceed the maximum of 10 loans or $10,000,000 aggregate exposure. Compensating factors include FICO scores 40+ points over the minimum matrix tier, and DTI 10% under maximum guideline.			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	827204	xxxxxx	32434518	xxxxxx	12/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was requested and approved to extend the credit report expiration from 90 days to 120 days. Compensating factors include FICO scores 40+ points over the minimum matrix tier, and DTI 10% under maximum guideline.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-04): Lender exception was requested and approved to extend the credit report expiration from 90 days to 120 days. Compensating factors include FICO scores 40+ points over the minimum matrix tier, and DTI 10% under maximum guideline.			12/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	827205	xxxxxx	32616157	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide explanation and supporting documents for property located at xxxxxx. Additional conditions may apply.		Reviewer Comment (2024-12-20): Cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827205	xxxxxx	32616158	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,700.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Valid Change of Circumstance is required.		Reviewer Comment (2024-12-20): Valid change of circumstance verified.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827205	xxxxxx	32616159	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $14,850.00 exceeds tolerance of $13,585.00. Insufficient or no cure was provided to the borrower. (7326)	Valid Change of Circumstance is required.		Reviewer Comment (2024-12-20): Valid change of circumstance verified.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827209	xxxxxx	32434389	xxxxxx	11/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $3,119.49 is less than AUS required disposable income of $3,125.00.	Lender approved an exception for Residual Income. The borrower's minimum required residual is $3,125 but has $2,999.42. Compensating factors FICO exceeds minimum qualifying score by over 100 points. Long term employment history since 2013.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-11): Client elects to waive with compensating factors.			11/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827211	xxxxxx	32616202	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Provide a fully executed credit application/1003.		Reviewer Comment (2024-12-13): Received	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827214	xxxxxx	32434511	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-12-09): Cleared.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827214	xxxxxx	32434512	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-12-12): Provided.	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827215	xxxxxx	32616106	xxxxxx	12/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Seller Closing Disclosure Missing in file		Reviewer Comment (2024-12-18): SitusAMC received Seller CD.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827215	xxxxxx	32616107	xxxxxx	12/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Lender exception approved for borrower who pays rent in cash ( with exception of one month via xxxxxx - January) with compensating factors of residual income over $7,000 and due of nature of businsse would have excess cash.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-05): Client elects to waive with compensating factors.			12/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827215	xxxxxx	32616108	xxxxxx	12/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,450.87 exceeds tolerance of $681.00. Insufficient or no cure was provided to the borrower. (7200)	Zero percent fee tolerance exceeded, with no valid CoC provided. Document in file does not list valid reason for increase in fee.	Reviewer Comment (2025-01-06): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-01-03): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing for $681.However, we would also require additional cure of $4088.87 in order to cure the exception. Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2024-12-30): SitusAMC received rebuttal, however as per rate lock document rate locked on xxxxxx and fee increased on xxxxxx which is not within 3 days of change. Please provide any missing CD if sent within 3 days of xxxxxx or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-10): SitusAMC received COC dated xxxxxx however the reason is not mentioned Kindly provide a valid COC as to why the loan discount point increased on xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827215	xxxxxx	32616109	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final xxxxxx)	Seller fees do not match borrower final CD.		Reviewer Comment (2024-12-18): SitusAMC received Seller CD.	12/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616094	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.17294% or Final Disclosure APR of 10.20400% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-06): SitusAMC received initial LE.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616095	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML Appraisal - CDFI Not Exempt	TILA HPML Appraisal Rule (Dodd-Frank 2014): ATR Exempt CDFI loan does not qualify for exemption from Federal HPML Appraisal requirements under 1026.35(c)(2) due to loan failing one or more of the QM requirements under 1026.43(c)(2)(i)-(iii) or (vi) (Loan Feature, Loan Term, Points and Fees, or QM APOR Rate Threshold.			Reviewer Comment (2024-12-06): SitusAMC received initial LE.	12/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616096	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.		Reviewer Comment (2024-12-06): SitusAMC received initial LE.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616098	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage xxxxxx Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2025-01-02): Waived at client request.			01/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616099	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.		Reviewer Comment (2024-12-06): SitusAMC received initial LE.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827220	xxxxxx	32616100	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Missing seller closing disclosure.		Reviewer Comment (2024-12-13): SitusAMC received Seller xxxxxx S. Reviewer Comment (2024-12-09): Provided settlement statement is insufficient. The final settlement statement provided is not stamped final, nor is it signed by the closing agent as final. Please provide seller CD, or FSS that is stamped, signed and certified as final.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827228	xxxxxx	32616234	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Amortization Term is less that the Original Term		Maturity date on the note is xxxxxx . Provide a corrected Note reflecting a 360 month term, along with LOE and proof of delivery to borrower.		Reviewer Comment (2025-01-07): Received corrected Note, LOE, scrivener's affidavit, destroyed note affidavit and evidence of intent to record from settlement agent correcting term.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827228	xxxxxx	32616235	xxxxxx	12/10/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Term discrepancy.	Note term of 372 does not match Guideline term of 360.	Note term of 372 does not match Guideline term of 360 due to maturity date on the note of xxxxxx . Provide a corrected Note reflecting a term of 360 months/30 years, along with LOE and proof of delivery to borrower.		Reviewer Comment (2025-01-07): Received corrected Note, LOE and destroyed Note affidavit correcting maturity date.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827228	xxxxxx	32616236	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Maturity date on security instrument is xxxxxx and should reflect xxxxxx . Please provide corrected Security Instrument, LOE, proof of delivery to borrower and notice of intent to re-record.		Reviewer Comment (2025-01-07): Received scrivener's affidavit of notice of intent to record from settlement agent.	01/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827231	xxxxxx	32616250	xxxxxx	12/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	The file was missing a copy of Final Title Policy.		Reviewer Comment (2024-12-17): Final title received	12/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827231	xxxxxx	32616251	xxxxxx	12/12/2024	Credit	Credit	Credit Eligibility	Credit	Credit Issue: Judgments on credit/title report were not satisfied at closing per loan approval.		Preliminary title reflects 26 judgments under the same name as borrower. Provide evidence judgments paid at or before closing.		Reviewer Comment (2024-12-17): Final title received reflecting no judgments.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827232	xxxxxx	32616252	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-16): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date.			12/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827236	xxxxxx	32616205	xxxxxx	12/05/2024	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provide verification that the condo has been approved.		Reviewer Comment (2024-12-13): Received Reviewer Comment (2024-12-10): Document provided is not sufficient. It does not state that the condo is reviewed and approved. There are requirments at bottom of the document requesting additional HOA information.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827239	xxxxxx	32616207	xxxxxx	12/05/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.	Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.		Reviewer Comment (2024-12-18): Title supplement received	12/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827239	xxxxxx	32616208	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Provide a Certificate of Good Standing verifying the borrowing entity is active and in good standing. Must meet document age requirments.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Provide a Certificate of Good Standing verifying the borrowing entity is active and in good standing. Must meet document age requirments.			12/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827241	xxxxxx	32616211	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Please provide a post-disaster inspection verifying there was no damage from xxxxxx. The inspection must include exterior photos and the property must be re-inspected after the xxxxxx declared end date. The most recent inspection was completed on xxxxxx ..	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx .	Reviewer Comment (2024-12-10): Client elects to waive with compensating factors.			12/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827241	xxxxxx	32616212	xxxxxx	12/05/2024	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The subject property is non-warrantable xxxxxx and is not eligilble per guidelines.		Reviewer Comment (2024-12-17): Per updated credit memo provided by lender, xxxxxx are allowed under DSCR program. Reviewer Comment (2024-12-17): Document provided indicates this will be updated in the xxxxxx guideline updates; however, loan closed xxxxxx and guidelines in effect at time of loan closing do not allow xxxxxx.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827244	xxxxxx	32616139	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing in file		Reviewer Comment (2024-12-10): Clear.	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827244	xxxxxx	32616141	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is not provided.		Reviewer Comment (2024-12-13): Received	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827244	xxxxxx	32616142	xxxxxx	12/05/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.55 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 6.55 is less than Guideline PITIA months reserves of 9.00.		Reviewer Comment (2024-12-13): Received Reviewer Comment (2024-12-10): Gift letter is required to be signed by the borrower.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No
xxxxxx	827245	xxxxxx	32616255	xxxxxx	12/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Reviewer Comment (2024-12-18): Received currency conversion for foreign assets, two months bank statements, and proof of funds are held in foreign bank with xxxxxx branches insured by FDIC, reflecting sufficient funds for reserves.

Reviewer Comment (2024-12-18): The guidelines do not indicate that the bank having branches in the xxxxxx allows foreign funds to be used without meeting the other requirements listed below.  If lender accepted assets in a foreign account, an exception can be requested; however, we are not able to clear unless the funds were transferred to a xxxxxx account (in US dollars) or wired directly to the settlement agent.

Reviewer Comment (2024-12-18): Guidelines for assets held in foreign accounts indicate that These funds must be transferred to a xxxxxx domiciled account in the borrower’s name at least ten (10) days prior to closing unless funds are held in a foreign bank with xxxxxx branches insured by the FDIC; Verified funds for closing to be wired directly to the closing agent. Wire transfer to include bank name, account holder name, and account number. Bank used as a source of wire transfer must match the bank holding the assets verified in the loan file.  The statements provided do not reflect that funds were transferred to a xxxxxx account at least 10 days prior to closing or were wired directly to the title agent.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827245	xxxxxx	32616256	xxxxxx	12/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $421,506.59 is less than Cash From Borrower $429,079.20.	Documented qualifying Assets for Closing of $421,506.59 is less than Cash From Borrower $429,079.20.	Reviewer Comment (2024-12-18): Received currency conversion for foreign assets, two months bank statements, and proof of funds are held in foreign bank with xxxxxx branches insured by FDIC, reflecting sufficient funds for reserves.

Reviewer Comment (2024-12-18): The guidelines do not indicate that the bank having branches in the xxxxxx allows foreign funds to be used without meeting the other requirements listed below.  If lender accepted assets in a foreign account, an exception can be requested; however, we are not able to clear unless the funds were transferred to a xxxxxx bank account (in US dollars) or wired directly to the settlement agent.

Reviewer Comment (2024-12-18): Guidelines for assets held in foreign accounts indicate that These funds must be transferred to a xxxxxx domiciled account in the borrower’s name at least ten (10) days prior to closing unless funds are held in a foreign bank with xxxxxx branches insured by the FDIC; Verified funds for closing to be wired directly to the closing agent. Wire transfer to include bank name, account holder name, and account number. Bank used as a source of wire transfer must match the bank holding the assets verified in the loan file.  The statements provided do not reflect that funds were transferred to a xxxxxx account at least 10 days prior to closing or were wired directly to the title agent.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827245	xxxxxx	32616257	xxxxxx	12/12/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		File is missing the required alternative credit documentation. There is an LOE in file indicating that the documents are not required to be translated; however, guidelines require the documents to be in English.		Reviewer Comment (2024-12-18): Received translated documents. Reviewer Comment (2024-12-18): The documents provided are not translated into English. If client accepted the non-translated documents, a lender exception can be granted.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827253	xxxxxx	32616214	xxxxxx	12/06/2024	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Missing evidence of Rent loss insurance covering a minimum of 6 months of the rental figure. Hazard policy provided states to refer to policy and full policy details were not provided.		Reviewer Comment (2024-12-16): Email received from agent, confirming up to 12 months rental loss coverage included.	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827258	xxxxxx	32616161	xxxxxx	12/12/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1	Missing secondary valuation		Reviewer Comment (2024-12-17): CDA received	12/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	C	B	D	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827258	xxxxxx	32616162	xxxxxx	12/12/2024	Compliance	TRID	Document Error	TRID	Loan Estimate: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed Date:	Loan Estimate provided xxxxxx and borrower signed xxxxxx	Reviewer Comment (2025-01-03): Client elects to waive.

Reviewer Comment (2025-01-02): Exception does not waive but will remain as EV2B.

Reviewer Comment (2025-01-02): Received LOE; however, it states that lender is currently working with IT to resolve this issue going forward.  A defined end date will need to be provided for review.  Please note, this issue was previously raised in April and May of 2024 and TPR was informed at that time that Lender was working with IT to resolve.  If a defined end date is not able to be provided, this is an EV2 that client can elect to waive.

Reviewer Comment (2024-12-31): SitusAMC received rebuttal to disregard LE.  However, unable to disregard a disclosure that was provided to borrower.  LE has issue date of xxxxxx but was electronically signed on xxxxxx.  A lender attestation would be required to explain discrepancy and measures lender has in place to prevent future errors.

Reviewer Comment (2024-12-16): Document 613 shows an issue date of xxxxxx and signature by borrower on xxxxxx  This LE was located in the provided loan file.

Reviewer Comment (2024-12-16): xxxxxx is signed by borrowers and must be included in testing. LEs are signed by borrowers on xxxxxx
																	01/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	C	B	D	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827258	xxxxxx	32616163	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Seller Closing Disclosure missing in loan file.		Reviewer Comment (2024-12-16): SitusAMC received seller settlement statement	12/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	B	B	C	B	D	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827258	xxxxxx	32616164	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $172.00 plus 10% or $189.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	No Cure or change of circumstances provided in loan file.		Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		12/10/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	B	B	C	B	D	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827258	xxxxxx	32616166	xxxxxx	12/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception in file for extending the credit report expiration to 120 days.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-11): Approved lender exception in file for extending the credit report expiration to 120 days.			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	C	B	D	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827260	xxxxxx	32616249	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/CD is missing in file.		Reviewer Comment (2024-12-18): Received Reviewer Comment (2024-12-16): Document provided is seller final CD. This condition is asking for the buyer final closing statement/CD for the subject transaction.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827263	xxxxxx	32616228	xxxxxx	12/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient by $12,790.00.		Reviewer Comment (2024-12-20): Received RCE and HOI agent email. Reviewer Comment (2024-12-18): RCE received is same document, except for dates were updated. We will need evidence from agent that this is still the correct RCE, as all figures are exactly the same as the 2023 RCE that was previously provided, including the Quote Number Reviewer Comment (2024-12-13): RCE provided indicates it was for the prior policy. Please provide updated RCE covering the policy currently in place for subject property.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827264	xxxxxx	32616126	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,817.50 exceeds tolerance of $1,345.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2024-12-05): Sufficient Cure Provided At Closing		12/05/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827264	xxxxxx	32616127	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 of the final CD does not indicate why the loan will not have an escrow account.		Reviewer Comment (2024-12-17): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827271	xxxxxx	32616244	xxxxxx	12/11/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-16): Client elects to waive.			12/16/2024	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	N/A	N/A	B	B		N/A	No
xxxxxx	827278	xxxxxx	32616145	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	We only have one final CD in file.		Reviewer Comment (2024-12-17): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2024-12-16): SitusAMC received xxxxxx CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is xxxxxx Please provide documentation if the CD was received prior to 3 business days from the date of consummation.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827278	xxxxxx	32616146	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-17): Received	12/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827279	xxxxxx	32616247	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is missing		Reviewer Comment (2024-12-18): Received	12/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827283	xxxxxx	32616259	xxxxxx	12/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/CD is missing in file.		Reviewer Comment (2024-12-20): Received Reviewer Comment (2024-12-16): Document provided is the seller CD. This condition is asking for the final settlement statement/CD for the buyer's transaction.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827284	xxxxxx	32616148	xxxxxx	12/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use a borrower's 1099 for income qualifying when the 1099 is addressed to the borrower's business instead of the borrower personally.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-12-11): Exception request to use a borrower's 1099 for income qualifying when the 1099 is addressed to the borrower's business instead of the borrower personally.			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827284	xxxxxx	32616150	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Lease for REO xxxxxx is missing. There is a lease agreement that was received in the loan images; however, it does not list the subject property address that it pertains to.		Reviewer Comment (2024-12-20): REceived Reviewer Comment (2024-12-18): there is no documentation in the file to determine that this lease agreement pertains to this property. We would need a property history report or title search reflecting the legal description matching the legal description on the lease provided.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827284	xxxxxx	32616151	xxxxxx	12/12/2024	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: xxxxxx history reflects a total of 2 reported late payments.	Borrowers credit reflects late mortgage payments (2x30x24) in past 24 months which exceeds the maximum permitted.		Reviewer Comment (2024-12-20): Allowed up to 1x30x12 with max 80% LTV, which file meets as second 30-day late is over 12 months. Reviewer Comment (2024-12-18): There are 2 30 day late payments, which does not meet guidelines.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
xxxxxx	827286	xxxxxx	32616221	xxxxxx	12/10/2024	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC was not checked.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-13): Waived with compensating factors per client request. Per the client, OFAC pulled post-close and is clear.			12/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827286	xxxxxx	32616222	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: xxxxxx	Birth date not provided for second guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-13): Waived with compensating factors per client request.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827286	xxxxxx	32616223	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Provide a fully executed 1003 or similar credit application for second person that signed the Guarantee Agreement. Additional conditions may apply.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-13): Waived with compensating factors per client request.			12/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827286	xxxxxx	32616224	xxxxxx	12/10/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing credit report for second individual who signed guarantor agreement and Note as a guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-13): Waived with compensating factors per client request.			12/13/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827286	xxxxxx	32616225	xxxxxx	12/13/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV for a short term rental refinance is 70%. Loan was approved at 75% LTV, which exceeds guideline maximum.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-20): Maximum LTV for a short term rental refinance is 70%. Loan was approved at 75% LTV, which exceeds guideline maximum.			12/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827286	xxxxxx	32616226	xxxxxx	12/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum CLTV for a short term rental refinance is 70%. Loan was approved at 75% LTV, which exceeds guideline maximum.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-20): Maximum CLTV for a short term rental refinance is 70%. Loan was approved at 75% LTV, which exceeds guideline maximum.			12/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	827295	xxxxxx	32618173	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business Purpose Certificate missing in the file.		Reviewer Comment (2025-01-17): The Business Purpose Cert was provided.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32618244	xxxxxx	01/16/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-17): The TPOL was provided.	01/17/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32618262	xxxxxx	01/16/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The provided title policy does not reflect the coverage amount.		Reviewer Comment (2025-01-17): The TPOL was provided	01/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32632195	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for Project Investor concentration of 69% exceeds max allowed per guidelines of 60%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32632201	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for Questions left unanswered on the condo questionnaire.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32632204	xxxxxx	01/16/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception for Project currently in active litigation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature.			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32632345	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Articles of Organization for borrowing business entity.		Reviewer Comment (2025-01-22): Received Articles of Organization for borrowing business entity. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32636019	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller xxxxxx, were not included in the report.		Reviewer Comment (2025-01-17): An updated fraud report with the sellers included was provided.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32646043	xxxxxx	01/16/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The VVOE's for both borrower's (TWN) are not within 10 days prior to closing as well as paystubs are not within 30 days prior to closing.	Reviewer Comment (2025-01-27): Received YTD paystubs for both borrowers. Exception cleared.

Reviewer Comment (2025-01-23): The VVOE's are not within guidelines. The guidelines specifically state the VVOE's have to be within 10 days prior to the Note date or the paystub must be within 30 days prior to the Note date. Disbursement date has no bearing on this.

Reviewer Comment (2025-01-22): Per guidelines A verbal VOE dated no more than 10 calendar days prior to Note date. Received VVOE's for both borrower's (TWN) is dated xxxxxx , however Note date is xxxxxx . Therefore provide VOE dated within 10 calendar days prior to Note date or paystubs within 30 days prior to closing. Exception remains.
															01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32646092	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Documents in file are not signed.		Reviewer Comment (2025-01-29): Verus accepting post close GA corrections. Requested clearance. Reviewer Comment (2025-01-28): Received Guarantor Agreement is dated post closing. Exception remains. Reviewer Comment (2025-01-22): Provided Guarantor Agreement last page reflects business name. However the agreement must be signed as Individuals. Exception remains. Reviewer Comment (2025-01-17): The Guaranty Agreement must be signed as individuals.	01/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827295	xxxxxx	32646201	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Coborrower's initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2025-01-15): Client elects to waive			01/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
xxxxxx	827300	xxxxxx	32366513	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2024-12-18): Received updated Fraud Report. Fraud and OFAC ran on the seller and settlement agent. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	827300	xxxxxx	32366589	xxxxxx	12/16/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-12-17): Supplemental Report in file. Exception cleared.	12/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	827308	xxxxxx	32419021	xxxxxx	12/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The history for the primary residence does not appear on the credit report. Provide the Note or mortgage statement and 12 month housing history via statements, pay history or VOM + 6 months pay history.		Reviewer Comment (2025-01-03): Received credit report for non-borrower reflecting mortgage on primary property is paid by non-borrower. Exception cleared. Reviewer Comment (2024-12-26): Received Mortgage Statement for subject property. However exception is raised for primary residence located at xxxxxx. Property history report reflects mortgage lien in amount of $410,000 that does not appear on the credit report. Therefore provide the Note or mortgage statement and 12 month housing history via statements, pay history or VOM + 6 months pay history. Exception remains.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827321	xxxxxx	32469392	xxxxxx	12/27/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents, Statement	1. Rental income needs to be utilized to qualify the borrower. Therefore, provide 1007 or 1025, with Market Rents for the departing residence as required by the guidelines. Per 1003 lender considered $2,800 rental income, however, the file contains a lease agreement in the amount of $1,800. Please provide the market rent analysis for the departing unit. 2. Provide a Mortgage Statement from xxxxxx to verify whether taxes and insurance are escrowed. If not escrowed, documents of taxes and insurance are required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-10): Received mortgage statement reflecting taxes and insurance are escrowed. However the other part of the condition will need to be considered being waived by the investor as this is a guideline requirement. 2 months rent receipt does not clear this.			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	827330	xxxxxx	32646730	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: City does not match the Note		Reviewer Comment (2025-01-24): Email from title regarding update Reviewer Comment (2025-01-21): The incorrect and correct title reports are dated and time stamped the same. Provide evidence of which is the last report (i.e. email from title with updates).	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	827330	xxxxxx	32646740	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the business purpose cert. LOE only provided which is not acceptable.		Reviewer Comment (2025-01-24): BP Cert provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	827330	xxxxxx	32646769	xxxxxx	01/16/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-01-24): Tax bill provided and taking the difference for HOI premium. Reviewer Comment (2025-01-21): The mortgage statement reflects escrows collected with the P&I but it does not reflect if this is for both taxes and insurance. The explanation of amount due has all $0.00.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	827358	xxxxxx	32607746	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.89279% or Final Disclosure APR of 9.93000% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal delivery provided xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-01-22): Delivery and docusign provided Reviewer Comment (2025-01-16): The signature on the LOE does not match the borrower's signature on the other documents. If this was e-signed, provide the docusign.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	827358	xxxxxx	32607747	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal delivery provided xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-01-22): Delivery and docusign provided Reviewer Comment (2025-01-16): The same comments were again that were previously rejected. Condition is not a duplicate and cannot be removed. The condition correlates to code xxxxxx. Reviewer Comment (2025-01-16): Condition is not a duplicate and cannot be removed. The condition correlates to code xxxxxx. Reviewer Comment (2025-01-16): The signature on the LOE does not match the borrower's signature on the other documents. If this was e-signed, provide the docusign.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
xxxxxx	827358	xxxxxx	32627257	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $532.10 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	$282.10 Lender credit at closing		Reviewer Comment (2025-01-13): Sufficient Cure Provided At Closing		01/13/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	827362	xxxxxx	32463013	xxxxxx	12/27/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $555,303.90 is less than Cash From Borrower $556,767.72.	Documented qualifying Assets for Closing of $555,303.90 is less than Cash From Borrower $556,767.72.		Reviewer Comment (2025-01-03): Received Final Closing Statement. Exception cleared. Reviewer Comment (2024-12-30): The PC-CD reflects a reduction in cash to close. Provide the final signed/stamped certified settlement statement to support. Exception remains.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827362	xxxxxx	32463683	xxxxxx	12/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Gap report provided is dated post closing.		Reviewer Comment (2024-12-30): Received Credit Report - Gap. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827373	xxxxxx	32585936	xxxxxx	01/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-01-14): Supplement provided	01/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	827384	xxxxxx	32585006	xxxxxx	01/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide Mortgage statement or Note for the subject property. Lien does not appear on credit. 12 month pay history, payoff and VOM in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-16): Received Credit supplement and VOM which was already in file. Provide Mortgage statement or Note for the subject property. Exception remains.			01/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827391	xxxxxx	32604107	xxxxxx	01/13/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 699 is less than Guideline representative FICO score of 700.	Investor exception to allow a 699 FICO for a 75% LTV when DSCR is < 1.00 (max LTV for 680+ FICO is 70%. Minimum 700 for 75% LTV).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Primary Home Ownership > 5 years	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	827405	xxxxxx	32377309	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-23): Approval provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827405	xxxxxx	32377311	xxxxxx	12/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage history does not appear on the credit report for the subject. Payoff & and 12 month pay history were provided. VOM is incomplete. Provide Mortgage statement or Note.	Reviewer Comment (2025-01-07): Per investor, accepting borrower statement of account as mortgage statement.

Reviewer Comment (2025-01-03): Investor to advise if they are utilizing the borrower statement of account which reflects the pay history also as a mortgage statement. Assigned to investor.

Reviewer Comment (2025-01-03): Received borrower statement of account that can be considered as pay history. Therefore provide Mortgage statement or Note. Exception remains.

Reviewer Comment (2024-12-31): VOM provided is for xxxxxx property however we require VOM for xxxxxx and must be completed & also provide Mortgage statement or Note. As per 11.2024 guidelines require a copy of the most recent mortgage statement or copy of the Note. Exception remains.

Reviewer Comment (2024-12-23): The same VOM was provided that was in file at time of review. Please review the original condition. VOM is incomplete and must be completed & also provide Mortgage statement or Note. The 11.2024 guidelines require a copy of the most recent mortgage statement or copy of the Note.
															01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827405	xxxxxx	32420579	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-31): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2024-12-23): OFAC only provided for Settlement Agent. Fraud and OFAC are required.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827405	xxxxxx	32439462	xxxxxx	12/18/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 4144.00			Reviewer Comment (2024-12-23): Evidence judgment was vacated was provided	12/23/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827405	xxxxxx	32439543	xxxxxx	12/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence on xxxxxx is free and clear or the required housing history.		Reviewer Comment (2024-12-31): Received updated credit application document wherein primary residence mortgage history on credit report. Exception cleared. Reviewer Comment (2024-12-23): xxxxxx and xxxxxx are both Guarantors on the loan. Further, the credit application reflects their primary address is xxxxxx Suite xxxxxx.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827430	xxxxxx	32552237	xxxxxx	01/09/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.75300% exceeds Guideline total debt ratio of 45.00000%.	Max 45% for FTHB. Investor exception request in file. Provide the approved exception with valid comp factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-14): Client elects to waive with verified compensation factors			01/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32552269	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing Rate Lock document.		Reviewer Comment (2025-01-07): Client elects to waive			01/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32552270	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Max 45% for FTHB. Investor exception request in file. Provide the approved exception with valid comp factors.		Reviewer Comment (2025-01-14): Loan has been designated as Non-QM so this exception is no longer valid	01/14/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	827430	xxxxxx	32552271	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max 45% for FTHB. Investor exception request in file. Provide the approved exception with valid comp factors.		Reviewer Comment (2025-01-14): Loan has been designated as Non-QM so this exception is no longer valid	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32552273	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.75300% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max 45% for FTHB. Investor exception request in file. Provide the approved exception with valid comp factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-14): Client elects to waive with verified compensation factors			01/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32565379	xxxxxx	01/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-16): Prelim provided along with delivery	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32565594	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-01-24): Received Fraud and OFAC search run on seller authorized signor, xxxxxx, and settlement agent, xxxxxx. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32587396	xxxxxx	01/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a VOR for the rental history on the primary residence. 11 months bank statements in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-16): The guidelines require a third party VOR in addition to 6 months payments if completed by a private party. The VOR form is required.			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827430	xxxxxx	32587428	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request to exclude auto payment made by business even though the debt has been opened for < 6 months. 3 months payments in file. Provide the approved form with verified compensation factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-14): Client elects to waive with verified compensation factors			01/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
xxxxxx	827434	xxxxxx	32566276	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-17): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827450	xxxxxx	32594902	xxxxxx	01/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA has xxxxxx and the Note has xxxxxx		Reviewer Comment (2025-01-22): Updated CDA provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827455	xxxxxx	32598770	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of borrower's ownership/ownership % in xxxxxx (On xxxxxx CD used for assets).		Reviewer Comment (2025-01-15): Received Business Entity document. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827457	xxxxxx	32433806	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for Settlement Agent -xxxxxx.		Reviewer Comment (2025-01-02): Received Fraud and OFAC missing for Settlement Agent -xxxxxx. Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827457	xxxxxx	32433807	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-12-24): BP Cert provided. The BP is a different cert which does not contain the loan amount. Reviewer Comment (2024-12-24): Received Business Purpose Certificate however the loan amount is missing. Exception remains.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827457	xxxxxx	32433808	xxxxxx	12/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2024-12-24): BP Cert provided. The BP is a different cert which does not contain the loan amount.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827457	xxxxxx	32460074	xxxxxx	12/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide evidence the primary residence is free and clear. Fraud report reflects $500,000 lien on xxxxxx not reflected on the credit report.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-07): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-06): Received Property History Report reflects mortgage lien in amount of $642,100 on xxxxxx & $340,000 on xxxxxx . Provide the evidence the mortgage lien has been released, as property history report does not reflect the same. Exception remains.

Reviewer Comment (2024-12-24): A mortgage statement was provided reflecting a non-borrower, however mortgage statements do not always reflect all owners. Provide the Note to support that borrower is not obligated to the lien. Exception remains
																	01/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827474	xxxxxx	32571928	xxxxxx	01/09/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert does not reflect the unit number		Reviewer Comment (2025-01-13): Updated Flood Cert provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827474	xxxxxx	32585245	xxxxxx	01/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Per the HOA cert attached to the appraisal, the condo is not free of litigation and is currently active. An investor exception will be required.	Reviewer Comment (2025-01-17): A revised Condo Questionnaire was provided stating the association is clear of any pending litigation or arbitration.

Reviewer Comment (2025-01-17): The attached does not address the condition. A budget has no bearing on if a condo is in litigation. The HOA cert provided says the HOA is not clear of pending litigations. The lender cert is not acceptable as this is an RA requirement.

Reviewer Comment (2025-01-14): A lender cert is not acceptable for this. If the question was answered in error it will need to be updated. This is a securitization and rating agency issue.
															01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827476	xxxxxx	32604589	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-17): Received updated Fraud Report. Fraud and OFAC ran on settlement agent. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827478	xxxxxx	32579363	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-14): Approval provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827478	xxxxxx	32579364	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All required parties to the transaction are required in Fraud Report and OFAC searches.		Reviewer Comment (2025-01-15): Received updated Fraud Report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827478	xxxxxx	32595214	xxxxxx	01/10/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-01-15): Received updated Fraud Report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827539	xxxxxx	32573370	xxxxxx	01/09/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-10): FTP provided	01/10/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	827539	xxxxxx	32575418	xxxxxx	01/09/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-10): FTP provided	01/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	827554	xxxxxx	32438804	xxxxxx	12/24/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood cert does not have #C as per the Note.		Reviewer Comment (2025-01-02): Flood cert provided	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827592	xxxxxx	32638519	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-19): Client elects to waive			01/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	827592	xxxxxx	32669397	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-01-19): Client elects to waive			01/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxxxxx	827602	xxxxxx	32447524	xxxxxx	12/24/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $120,234.20 is less than Cash From Borrower $120,841.51.	Paid POCB invoice not provided		Reviewer Comment (2025-01-02): Final stamped SS provided which matches the PC-CD which reflects a reduction in cash to close. Borrower now has sufficient cash to close. Reviewer Comment (2024-12-30): The PC-CD reflects a reduction in cash to close. Provide the final signed/stamped certified settlement statement to support. Exception remains. Reviewer Comment (2024-12-27): Received Invoice of appraisal, however there is shortfall in closing requirement. Total assets Available for Closing $120,779.20 is less than Cash From Borrower $120,841.51. Exception remains.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827604	xxxxxx	32433271	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2024-12-30): Received Fraud and OFAC search run on seller Exception cleared. Reviewer Comment (2024-12-24): Received Fraud and OFAC search run on settlement agent, xxxxxx. Provide Fraud and OFAC search run on seller. Exception remains.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	827604	xxxxxx	32457363	xxxxxx	12/20/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $163,019.38 is less than Cash From Borrower $180,550.00.	Per guideline, vested Retirement Account Funds: 100% may be considered for reserves. Any used for closing funds, proof of liquidation is required.		Reviewer Comment (2024-12-27): Received additional bank statement to suffice cash to close requirement. - Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxxxx	827620	xxxxxx	32597146	xxxxxx	01/13/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-19): Please review the original condition. Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. Disbursement date has no bearing on this in Wet States; only Dry States.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827628	xxxxxx	32617585	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-17): Client elects to waive. PDI received dated xxxxxx			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827628	xxxxxx	32648064	xxxxxx	01/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close HOI policy reflects the old lien holder. There is a post-close HOI policy with the correct lien holder but post-close is not acceptable. The pre-close policy must be updated.		Reviewer Comment (2025-01-22): Updated pre-close policy provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827630	xxxxxx	32639917	xxxxxx	01/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease agreement missing for Unit xxxxxx and Unit xxxxxx, units occupied as per appraisal		Reviewer Comment (2025-01-28): Per client and client email provided, they are accepting the units as unleased due to LO initially stating borrower does not have leases. Considered unleased. Requested clearance. Meets unleased LTV requirements.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827640	xxxxxx	32464600	xxxxxx	12/27/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2024-12-30): Received Rider - PUD. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	827659	xxxxxx	32579908	xxxxxx	01/10/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2025-01-13): Blanket flood insurance provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827659	xxxxxx	32579910	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Policy Missing	The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.			Reviewer Comment (2025-01-13): Blanket flood insurance provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827659	xxxxxx	32596199	xxxxxx	01/10/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.98 is less than Guideline PITIA months reserves of 4.00.	$30,000 deposit on xxxxxx comprised of the 2 gift funds for $20,000 and $10,000. Therefore, backed out as to not double count. On xxxxxx the donor wired another $10,000 into the borrower's account in which a gift letter was not provided. Further, there is a $7,000 wire deposit on xxxxxx that was not sourced and > 100% of the borrower's qualifying income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-21): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-16): Lender would like to waive. Assigned to investor.

Reviewer Comment (2025-01-16): There is no change in income. Income is $6,900. All exceptions must be requested via the investor.

Reviewer Comment (2025-01-14): The borrower's total income is $6,900 so the $7,000 wire deposit on xxxxxx needs to be sourced as it exceeds 100% of the borrower's qualifying income. Further, there is 1 deposit for $30,000 on xxxxxx and a wire of $10,000 on xxxxxx . The wire came from the donor. There is no evidence the $30,000 deposit on xxxxxx is comprised of the $20,000 gift and $10,000 deposit from a business. Provide the source of the $10,000 deposit from the business that is part of the $30,000 deposit on xxxxxx and the source of the $7,000 wire on xxxxxx .
																	01/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827659	xxxxxx	32596210	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	$30,000 deposit on xxxxxx comprised of the 2 gift funds for $20,000 and $10,000. Therefore, backed out as to not double count. On xxxxxx the donor wired another $10,000 into the borrower's account in which a gift letter was not provided. Further, there is a $7,000 wire deposit on xxxxxx that was not sourced and > 100% of the borrower's qualifying income.	Reviewer Comment (2025-01-21): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2025-01-16): Lender would like to waive. Assigned to investor.

Reviewer Comment (2025-01-16): All exceptions must be requested via the investor.

Reviewer Comment (2025-01-14): The borrower's total income is $6,900 so the $7,000 wire deposit on xxxxxx needs to be sourced as it exceeds 100% of the borrower's qualifying income. Further, there is 1 deposit for $30,000 on xxxxxx and a wire of $10,000 on xxxxxx . The wire came from the donor. There is no evidence the $30,000 deposit on xxxxxx is comprised of the $20,000 gift and $10,000 deposit from a business. Provide the source of the $10,000 deposit from the business that is part of the $30,000 deposit on xxxxxx and the source of the $7,000 wire on xxxxxx .
															01/21/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	827659	xxxxxx	32596211	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	$30,000 deposit on xxxxxx comprised of the 2 gift funds for $20,000 and $10,000. Therefore, backed out as to not double count. On xxxxxx the donor wired another $10,000 into the borrower's account in which a gift letter was not provided. Further, there is a $7,000 wire deposit on xxxxxx that was not sourced and > 100% of the borrower's qualifying income.	Reviewer Comment (2025-01-21): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2025-01-16): Lender would like to waive. Assigned to investor.

Reviewer Comment (2025-01-16): All exceptions must be requested via the investor.

Reviewer Comment (2025-01-14): The borrower's total income is $6,900 so the $7,000 wire deposit on xxxxxx needs to be sourced as it exceeds 100% of the borrower's qualifying income. Further, there is 1 deposit for $30,000 on xxxxxx and a wire of $10,000 on xxxxxx . The wire came from the donor. There is no evidence the $30,000 deposit on xxxxxx is comprised of the $20,000 gift and $10,000 deposit from a business. Provide the source of the $10,000 deposit from the business that is part of the $30,000 deposit on xxxxxx and the source of the $7,000 wire on xxxxxx .
															01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827659	xxxxxx	32669389	xxxxxx	01/19/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-22): The investor provided us with the 1.2025 guidelines to review this loan to. If a re-underwrite is required to new guidelines, this will need to be requested by the investor. Reviewer Comment (2025-01-21): This is for the minimum loan amount vs. maximum loan amount. Per the lender's 1.2025 guidelines, the minimum loan amount is $150,000. Loan amount on current transaction is xxxxxx.			01/23/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	827673	xxxxxx	32541555	xxxxxx	01/08/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA has xxxxxx and Note shows xxxxxx and xxxxxx.		Reviewer Comment (2025-01-09): Updated CDA provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827673	xxxxxx	32602759	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-14): Client elects to waive. PDI received dated xxxxxx: No Damage			01/14/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827719	xxxxxx	32604743	xxxxxx	01/14/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor exception in file for LTV since 70% max for STR FN.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-01-13): Client elect to waive with verified compensation factors			01/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827719	xxxxxx	32604754	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Citizenship Affidavit is missing for xxxxxx.		Reviewer Comment (2025-01-27): Received Citizenship Affidavit for xxxxxx. Exception cleared.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827719	xxxxxx	32604756	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-01-27): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-01-17): Received OFAC search is ran on settlement company. However, Fraud and OFAC searches must ran on individual settlement agent, xxxxxx. Exception remains.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827727	xxxxxx	32579862	xxxxxx	01/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx 2024. Provide the corresponding appraisal.		Reviewer Comment (2025-01-15): Prelim appraisal provided	01/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827729	xxxxxx	32494954	xxxxxx	01/02/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-07): The condition cannot be cleared. We need the policy in affect at time of closing. If one was not obtained, the investor will need to consider waiting with verified compensation factors. Reviewer Comment (2025-01-03): Please review the original condition. Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. Only dry states can have the effective date at disbursement, which xxxxxx is not.			01/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827731	xxxxxx	32586726	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-10): Client elects to waive			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	827731	xxxxxx	32587087	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Please provide a copy of the pre-close appraisal		Reviewer Comment (2025-01-14): Preclose appraisal provided	01/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	827742	xxxxxx	32512454	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-03): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827742	xxxxxx	32512633	xxxxxx	01/02/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	1004 added xxxxxx to city.		Reviewer Comment (2025-01-06): Updated appraisal provided	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827747	xxxxxx	32519788	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit-Claim Deed from xxxxxx to xxxxxx. Currently vested on title is xxxxxx, however deed in file is from xxxxxx to borrower at closing.		Reviewer Comment (2025-01-06): Received Quit-Claim Deed from xxxxxx to xxxxxx. Exception cleared.	01/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827747	xxxxxx	32519869	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx Fraud and OFAC searches not run on Seller xxxxxx and agent xxxxxx		Reviewer Comment (2025-01-06): Received Fraud and OFAC searches run on settlement agent, xxxxxx, Seller xxxxxx and agent xxxxxx. Exception cleared.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827747	xxxxxx	32542976	xxxxxx	01/02/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the appraisal with the correct Owner of Record. Currently vested on title is xxxxxx, however deed in file is from xxxxxx to borrower at closing as well as purchase contract also reflects xxxxxx.		Reviewer Comment (2025-01-07): Received updated 1004 to reflect the correct Owner of Record that is xxxxxx. Exception cleared.	01/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827748	xxxxxx	32511458	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx; Fraud and OFAC searches not run on Seller xxxxxx and agent xxxxxx		Reviewer Comment (2025-01-10): Received clearance report. Exception cleared. Reviewer Comment (2025-01-09): Received Fraud and OFAC search run on xxxxxx. However ASC for xxxxxx is missing. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827748	xxxxxx	32520791	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit-Claim Deed from xxxxxx Currently vested on title is xxxxxx, however deed in file is from xxxxxx to borrower at closing.		Reviewer Comment (2025-01-08): Received Deed from xxxxxx to xxxxxx & xxxxxx. Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827748	xxxxxx	32550201	xxxxxx	01/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the appraisal with the correct Owner of Record. Currently vested on title is xxxxxx, however deed in file is from xxxxxx to borrower at closing as well as purchase contract also reflects xxxxxx.		Reviewer Comment (2025-01-08): Received appraisal report. Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827750	xxxxxx	32518635	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx; Seller, xxxxxx and agent xxxxxx		Reviewer Comment (2025-01-06): Received Fraud and OFAC search run on settlement agent, xxxxxx, Seller, xxxxxx and agent xxxxxx. Exception cleared.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827750	xxxxxx	32543068	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit-Claim Deed from xxxxxx. Currently vested on title is xxxxxx however deed in file is from xxxxxx to borrower at closing.		Reviewer Comment (2025-01-07): Received Quit-Claim Deed from xxxxxx to xxxxxx. Exception cleared.	01/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827750	xxxxxx	32543075	xxxxxx	01/02/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the appraisal with the correct Owner of Record. Currently vested on title is xxxxxx, however deed in file is from xxxxxx to borrower at closing as well as purchase contract also reflects xxxxxx.		Reviewer Comment (2025-01-06): Received corrected Appraisal. Exception cleared.	01/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827751	xxxxxx	32565432	xxxxxx	01/09/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-16): Updated title and email correspondence with corrections corrected provided Reviewer Comment (2025-01-14): The two commitments are dated and time stamped the same. One correct and one incorrect. Provide evidence of the later title (i.e. email from title regarding corrections).	01/16/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827751	xxxxxx	32565470	xxxxxx	01/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-21): Received Hazard Insurance Policy which is later of the note or transaction date. Provide the Hazard Insurance Policy that should cover the note date. Exception remains.			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827788	xxxxxx	32641072	xxxxxx	01/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-24): Condition cannot be cleared. The investor provided us with the 1.2025 guidelines to review this loan to. If a re-underwrite is required to different guidelines, this will need to come from the investor. Reviewer Comment (2025-01-22): Per the lender's 1.2025 guidelines provided to us by the investor, the minimum loan amount is $150,000.			01/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	827788	xxxxxx	32669390	xxxxxx	01/21/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-01-24): Property profile report provided reflecting vacant land. No HOI. Reviewer Comment (2025-01-22): There is no LOE from the borrower that indicates they do not hold HOI due to the property being free and clear. Even if a property is free and clear, it does not mean the borrower does not carry HOI unless they indicate that.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	827790	xxxxxx	32511753	xxxxxx	01/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for property over xxxxxx, however comp factors are incorrect. FICO is not 30+ points above the minimum. < 1.00 DSCR minimum 700 FICO for C/O.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor. Owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827790	xxxxxx	32523175	xxxxxx	01/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Workshop and uninspected warehouse, however comp factors are incorrect. FICO is not 30+ points above the minimum. < 1.00 DSCR minimum 700 FICO for C/O.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor. Owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607873	xxxxxx	01/15/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx Will produce an OFAC SDN name screening for all transaction participants(Borrower's Guarantor, Property Seller's, Brokers, Loan Officers, Appraisers, Real Estate Agent, Settlement Agent)		Reviewer Comment (2025-01-16): Received OFAC name screening for all transaction participants. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607874	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-21): Articles of Org and filing receipt provided Reviewer Comment (2025-01-21): Received Articles of Organization is not filed. Provide filed Articles of Organization. Exception remains.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607877	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-16): Received Certificate of Good Standing. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607878	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-01-21): Resolution provided	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607879	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-16): Received Employer Identification Number. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607882	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-16): Received Operating Agreement. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607883	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2025-01-16): Received Wire Trade Ticket. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607895	xxxxxx	01/15/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,865.86 is less than Cash From Borrower $3,387.48.			Reviewer Comment (2025-01-22): VOD provided with updated balance. Borrower now has sufficient cash to close. Reviewer Comment (2025-01-21): Condition cannot be cleared. The borrower does not have sufficient reserves. Last bank statement in file for the only account provided which is xxxxxx is $1,865.86. If there is an updated dated prior to or on xxxxxx then provided this.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827812	xxxxxx	32607955	xxxxxx	01/15/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-01-22): VOD provided with updated balance. Borrower now has sufficient reserves. Reviewer Comment (2025-01-21): Condition cannot be cleared. The borrower does not have sufficient reserves. Last bank statement in file for the only account provided which is xxxxxx is $1,865.86. If there is an updated dated prior to or on xxxxxx then provided this.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	827896	xxxxxx	32646422	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-01-24): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827896	xxxxxx	32646471	xxxxxx	01/21/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI reflects xxxxxx vs Note which reflets xxxxxx		Reviewer Comment (2025-01-23): Email from agent dec page provided updating address effective at closing.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827931	xxxxxx	32438849	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-30): Received OFAC search for settlement agent. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827931	xxxxxx	32483667	xxxxxx	12/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The lien for xxxxxx primary residence does not appear on the credit report. VOM and Note provided. Provide the 6 month pay history or 12 month pay history via cancelled checks/bank statements, mortgage statements, or loan payment history.	Reviewer Comment (2025-01-10): Received 6 month pay history. Exception cleared.

Reviewer Comment (2025-01-02): The mortgage with xxxxxx on credit supplement is for the property located at xxxxxx. However, xxxxxx primary residence is located at xxxxxx with the mortgage in amount of $850,000. Provide 6 month pay history or 12 month pay history via cancelled checks/bank statements, mortgage statements, or loan payment history. Exception remains.

Reviewer Comment (2024-12-30): Received credit supplement does not list the mortgage lien for xxxxxx primary residence. Provide proof of borrower’s payment for the most recent 6-months. Exception remains.
															01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	827937	xxxxxx	32551627	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: Excessive Overdraft/NSF's. (6 within the past 12 months)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-07): Client elects to waive with verified compensation factors			01/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	827937	xxxxxx	32552075	xxxxxx	01/09/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-14): Supplement provided	01/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	827937	xxxxxx	32565744	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the business purpose cert.		Reviewer Comment (2025-01-14): BP cert provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	827937	xxxxxx	32608838	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-19): Client elects to waive. PDI received dated xxxxxx: No Damage			01/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	828027	xxxxxx	32676647	xxxxxx	01/27/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-28): E-Consent provided	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828083	xxxxxx	32678209	xxxxxx	01/09/2025	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Per the 12.1.24 Matrices, Non-Warrantable Condo are not Eligible under property type.		Reviewer Comment (2025-01-15): Confirmed per guidelines: Non-Warrantable Condo for iNONI have no Restriction on Purchase and Rate/Term and cash out which have a Max LTV 70%, exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828122	xxxxxx	32669385	xxxxxx	01/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the appraiser's addendum, the report was originally signed on xxxxxx prior to updates being requested. Provide the xxxxxx prelim appraisal prior to updates.		Reviewer Comment (2025-01-22): Received appraisal dated xxxxxx . Exception cleared.	01/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828123	xxxxxx	32639571	xxxxxx	01/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal		Reviewer Comment (2025-01-21): Received corresponding appraisal. Exception cleared.	01/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828123	xxxxxx	32639912	xxxxxx	01/17/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Flood Policy mortgagee clause is missing ISAOA/ATIMA		Reviewer Comment (2025-01-24): Received updated Flood Insurance. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828123	xxxxxx	32640044	xxxxxx	01/17/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2025-01-21): Updated CDA provided	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828172	xxxxxx	32536354	xxxxxx	01/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI policy address reflects xxxxxx and zip xxxxxx vs Note address xxxxxx and zip xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-01-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-09): The document provided is dated post-close and not acceptable. The pre-close policy must be updated.			01/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
xxxxxx	828175	xxxxxx	32648986	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants		Reviewer Comment (2025-01-24): Received Fraud with OFAC search run on all participants. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828175	xxxxxx	32649254	xxxxxx	01/22/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		CDA report reflects an appraisal report was reviewed with a report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-24): Received the corresponding appraisal dated xxxxxx . Exception cleared.	01/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828175	xxxxxx	32649315	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-21): Client elects to waive			01/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828175	xxxxxx	32653285	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Please provide a corrected 1008 as the 1008 in file has the incorrect Loan Purpose box checked. Currently reflects Limited Cash-Out refinance, should be Cash-Out refinance		Reviewer Comment (2025-01-24): Received corrected Loan Underwriting and Transmittal Summary (1008). Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828199	xxxxxx	32597248	xxxxxx	01/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request - Property is a Seller Rent Back.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-13): Client elects to waive with verified compensation factors			01/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828199	xxxxxx	32597270	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction parties, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-21): Received Fraud and OFAC search on settlement agent, xxxxxx. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828218	xxxxxx	32585716	xxxxxx	01/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception request in file for property is a xxxxxx unit with xxxxxx ADU's. Appraiser classified as a xxxxxx unit. Borrower purchased this property as a xxxxxx unit and added xxxxxx permitted ADU's.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828218	xxxxxx	32585785	xxxxxx	01/10/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-01-13): Clearance report provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828218	xxxxxx	32585841	xxxxxx	01/10/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-13): E-Consent provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828218	xxxxxx	32585964	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828218	xxxxxx	32587045	xxxxxx	01/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-01-13): Updated HOI provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828220	xxxxxx	32563954	xxxxxx	01/08/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $283.50 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-01-03): Sufficient Cure Provided At Closing		01/03/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxxxx	828220	xxxxxx	32565979	xxxxxx	01/08/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-15): Prelim provided Reviewer Comment (2025-01-13): The effective date of the appraisal is xxxxxx which is when the appraiser was assigned to complete the appraisal. The completion date is when they completed the report. The only report we have in file has a completion date of xxxxxx . Provide the prelim appraisal reports prior to updates.	01/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828220	xxxxxx	32567718	xxxxxx	01/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a xxxxxx. Per guidelines, xxxxxx, as approved by Verus on a case by case basis.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-01-16): Client elects to waive with verified compensation factors			01/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828220	xxxxxx	32567719	xxxxxx	01/08/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-01-16): HOA questionnaire provided Reviewer Comment (2025-01-13): This loan was reviewed to investor guidelines. An HOA questionnaire is required.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828220	xxxxxx	32658966	xxxxxx	01/16/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert received post review, HOA is in litigation. Investor to consider waiving with verified compensation factors	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-01-21): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the subject unit and is unrelated to safety or structural in nature. Reviewer Comment (2025-01-17): The exception still needs to be waived. This is an RA requirement for any litigations.			01/21/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828229	xxxxxx	32518638	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Provide Borrower Contact Form and Credit and Background Authorization.	Reviewer Comment (2025-01-28): PMQ with added G2 contact information provided

Reviewer Comment (2025-01-28): The PMQ does not reflect borrower contact information for xxxxxx as previously stated. The tenant performance affidavit does not reflect any information from xxxxxx.

Reviewer Comment (2025-01-27): The Borrower Authorization Cert is not the Borrower Contact Form. Provide the Borrower Contact form for xxxxxx or the PMQ with the Borrower Contact information.

Reviewer Comment (2025-01-27): Received the PMQ with Borrower contact information for xxxxxx. Still pending receipt of Borrower contact for xxxxxx.

Reviewer Comment (2025-01-24): The PMQ does not have the Borrower's Contact Information. Yes, it has been observed some PMQ's do have this information, but this one does not.

Reviewer Comment (2025-01-15): Authorizations provided. Still pending receipt of Borrower Contact Forms.

Reviewer Comment (2025-01-15): The PMQ was uploaded which is not what was requested. Please review the original condition. Provide Borrower Contact Form and Credit and Background Authorization.
															01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518642	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects property as tenant occupied. Provide lease agreements.		Reviewer Comment (2025-01-15): Lease agreements provided	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518643	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Provide Articles of Organization for xxxxxx and xxxxxx.		Reviewer Comment (2025-01-13): Received Articles of Organization for both business. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518644	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Provide Certificate of Good Standing for xxxxxx and xxxxxx.		Reviewer Comment (2025-01-13): Received Certificate of Good standing for both business. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518645	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Provide EIN for xxxxxx and xxxxxx.		Reviewer Comment (2025-01-13): Received EIN for both business. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518649	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide Operating agreement for xxxxxx and xxxxxx.		Reviewer Comment (2025-01-15): Name change document provided for xxxxxx Reviewer Comment (2025-01-13): Received operating agreement for xxxxxx. Provide Operating agreement for xxxxxx, received operating agreement is for xxxxxx. Exception remains.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518650	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade to Settlement Agent.		Reviewer Comment (2025-01-15): Wire Ticket provided	01/15/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518671	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-16): Received OFAC search for all transaction participants. Exception cleared. Reviewer Comment (2025-01-13): Received OFAC searches for borrower and Appraiser. OFAC searches missing for Loan Officers, xxxxxx and Settlement Agent, xxxxxx. Exception remains.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828229	xxxxxx	32518688	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide Corporate Resolution for xxxxxx and xxxxxx.		Reviewer Comment (2025-01-15): Name change for xxxxxx provided. Guarantor's own 100% of both businesses. Reviewer Comment (2025-01-13): Received operating agreement for xxxxxx. Provide Operating agreement for xxxxxx to verify ownership percentage of the business, if both guarantors are owners of the business, then corporate resolution not required. Exception remains.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828259	xxxxxx	32588924	xxxxxx	01/13/2025	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA reflects an appraisal was reviewed with an effective date xxxxxx and completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-16): Additional appraisal and delivery provided	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxxxxx	828259	xxxxxx	32589001	xxxxxx	01/13/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-14): E-consent provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxxxxx	828259	xxxxxx	32594027	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.22163% or Final Disclosure APR of 8.29600% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-01-17): Evidence the borrower received the appraisal on xxxxxx was provided. Reviewer Comment (2025-01-16): The delivery provided is for the appraisal with a completion date of xxxxxx . Delivery is required for the appraisal with a completion date of xxxxxx .	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxxxxx	828259	xxxxxx	32594028	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-17): Evidence the borrower received the appraisal on xxxxxx was provided. Reviewer Comment (2025-01-16): The delivery provided is for the appraisal with a completion date of xxxxxx . Delivery is required for the appraisal with a completion date of xxxxxx .	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxxxxx	828259	xxxxxx	32594083	xxxxxx	01/13/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 81.42806% exceeds Guideline loan to value percentage of 80.00000%.	Borrower is a FTHB living rent free. Max LTV is 80%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-16): The lender utilized the higher appraisal to qualify.			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxxxxx	828271	xxxxxx	32535864	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-09): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828271	xxxxxx	32566449	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The EAD in card is expired. An attorney letter was provided stating they borrower is eligible for the 540 day extension, however this is not acceptable per the guidelines. Provide a copy of the extension filed as required per the guidelines with approval status.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-17): Assigned to investor. Lender would like to waive. Reviewer Comment (2025-01-10): Received Form however the document is half scan the header and footer is not visible. Exception remains. Reviewer Comment (2025-01-08): Received Automatic Employment Authorization Document (EAD) Extension. Provide Form I - 797C, Notice of Action. Exception remains.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828271	xxxxxx	32566476	xxxxxx	01/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage lien on the subject property does not appear on credit. VOM, Mortgage Statement, and loan payment summary provided. Provide the payoff.		Reviewer Comment (2025-01-10): Received payoff statement for the subject property. Exception cleared. Reviewer Comment (2025-01-08): Received Verification of Mortgage and Pay History which was already in file. As per guidelines; If subject transaction is a refinance, mortgage payoff statement is required from the creditor/servicer: • Payoff statement that reflects late fees, deferred balance, or delinquent interest greater than 30 days are subject to housing history and/or credit event criteria. Transaction is to be considered cashout. Exception remains.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828273	xxxxxx	32519941	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx; and authorized agent of the selling entity, xxxxxx and xxxxxx.		Reviewer Comment (2025-01-08): Received Fraud and OFAC search run on settlement agent, xxxxxx. Provide authorized agent of the selling entity, xxxxxx and xxxxxx. Exception remains.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828292	xxxxxx	32648716	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx is < 400 square feet as required per guidelines (xxxxxx square feet).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828304	xxxxxx	32587330	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-17): Received appraisal dated xxxxxx . Exception cleared.	01/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828304	xxxxxx	32587398	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for oil, minerals, and gas leases on title	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828304	xxxxxx	32605500	xxxxxx	01/13/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	City does not match		Reviewer Comment (2025-01-17): Updated CDA provided	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828334	xxxxxx	32638070	xxxxxx	01/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-22): Prelim appraisal provided	01/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828359	xxxxxx	32616299	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-23): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828359	xxxxxx	32616346	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-01-27): Received ACH. Exception cleared.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828359	xxxxxx	32616347	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-22): Received Lender's Approval with conditions. Exception cleared. Reviewer Comment (2025-01-19): The document provided is a lock confirmation vs. approval. Provide the 1008 with UW name or Lender's Approval with conditions.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828363	xxxxxx	32583727	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-14): Received Fraud and OFAC searches run on settlement agent, xxxxxx Exception cleared	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828465	xxxxxx	32579178	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Borrowing Entity.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-06): Client elects to waive			01/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	828582	xxxxxx	32668362	xxxxxx	01/24/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		As per Appraisal delivery report and non-influence certificate in file, an appraisal was delivered xxxxxx . Please provide the corresponding appraisal as it is missing.		Reviewer Comment (2025-01-27): Prelim appraisal provided	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	828582	xxxxxx	32668369	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller' sales agent, xxxxxx, is missing.		Reviewer Comment (2025-01-29): Received Fraud and OFAC search run on Seller' sales agent, xxxxxx. Exception cleared. Reviewer Comment (2025-01-28): Received updated fraud and OFAC search. However fraud and OFAC search not ran on VP Finance of selling entity, xxxxxx (that has signed purchase contract and deed). Exception remains.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	828582	xxxxxx	32668386	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-23): Client elects to waive. DI received dated xxxxxx: No Damage			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	828582	xxxxxx	32668507	xxxxxx	01/24/2025	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Borrower has provided 2 xxxxxx account statements xxxxxx. Provide applicable trust agreement for the stated accounts as it is required per the guide.		Reviewer Comment (2025-01-29): Per request, removed accounts from asset utilization and recalculated income and also removed from assets.. Income and assets qualifies without accounts.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No
xxxxxx	828618	xxxxxx	32604547	xxxxxx	01/13/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date. There is a PC-CD in file with an updated disbursement date, however this must be supported by the final stamped settlement statement.		Reviewer Comment (2025-01-14): Final stamped settlement statement provided with correct disbursement date of xxxxxx .	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828618	xxxxxx	32604552	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to consummation. There is a PC-CD in file with an updated disbursement date, however this must be supported by the final stamped settlement statement.		Reviewer Comment (2025-01-14): Final stamped settlement statement provided with correct disbursement date of xxxxxx .	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32646297	xxxxxx	01/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx .Provide the corresponding appraisal.		Reviewer Comment (2025-01-27): Prelim appraisal provided	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32646335	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-27): Approval provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32646338	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. All parties to the transaction are required in the Fraud Report and OFAC searches.		Reviewer Comment (2025-01-28): Received full fraud report. All parties to the transaction are required in the Fraud Report and OFAC searches. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32646344	xxxxxx	01/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Subject is Tenant occupied as per appraisal.		Reviewer Comment (2025-01-27): Lease provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32646347	xxxxxx	01/21/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-01-28): Received full fraud report. All parties to the transaction are required in the Fraud Report and OFAC searches. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828637	xxxxxx	32664725	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Cert has the incorrect loan amount.		Reviewer Comment (2025-01-27): Updated BP cert provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	828695	xxxxxx	32669386	xxxxxx	01/21/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		The 1007 provided reflects comparable used to derive estimated rents are xxxxxx. Investor to advise if they are accepting.		Reviewer Comment (2025-01-27): Per investor, accepting comparable rent schedule as-is.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828708	xxxxxx	32566085	xxxxxx	01/08/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	RCE reflects a replacement cost coverage of $148,000 and dwelling coverage is $146,200.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-27): As previously stated in the original condition and previous comments, Policy xxxxxx that was in affect from xxxxxx xxxxxx 25 did not have sufficient coverage. The coverage was $145,200 and the RCE was $148,000. The dec page for extended coverage reflects 1142 xxxxxx does not correspond with the policy in affect at time of closing. The renewal policy xxxxxx has sufficient coverage but is dated post-close. The borrower had to have sufficient coverage at time of loan closing. Having sufficient coverage post close is a moot point. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-24): An updated policy was provided with sufficient coverage for the location, however is dated post close. This policy references the dec page that was previously provided. Post close polices are not acceptable. The borrower did not have sufficient coverage at time of closing. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-23): The same documents were provided that were in file at time of review. There is no evidence this dec page is for the current HOI and the dec page is from 4/2019. Dec page reflects 11421 4/19, HOI reflects form 745158 xxxxxx  The agent makes not mention this is for this policy either.

Reviewer Comment (2025-01-22): There is no evidence this dec page is for the current HOI and the dec page is from 4/2019.
																	01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828708	xxxxxx	32566189	xxxxxx	01/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet.		Reviewer Comment (2025-01-09): Executed term sheet provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828708	xxxxxx	32566190	xxxxxx	01/08/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-10): Received Certificate of Good Standing. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828708	xxxxxx	32566303	xxxxxx	01/08/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-17): Received Fraud and OFAC search on Settlement Agent. Exception cleared. Reviewer Comment (2025-01-14): Received OFAC searches for borrower, appraiser, loan officer. However OFAC search is missing for settlement agent, xxxxxx. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	828710	xxxxxx	32637857	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-22): Received updated Fraud Report. Fraud and OFAC ran on settlement agent. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828710	xxxxxx	32637901	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the OA or Borrowing Cert.		Reviewer Comment (2025-01-24): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-01-22): Received Operating agreement is missing page 2. Provide all pages of Operating agreement. Exception remains.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	828790	xxxxxx	32608197	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-21): PDI received dated xxxxxx: No Damage			01/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828790	xxxxxx	32637282	xxxxxx	01/15/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the pre-close appraisal.		Reviewer Comment (2025-01-16): Pre-close appraisal provided. Exception cleared.	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxxxx	828843	xxxxxx	32607077	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-19): BP Cert provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828843	xxxxxx	32607079	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-01-19): Final stamped settlement statement provided	01/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828843	xxxxxx	32616046	xxxxxx	01/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Guidelines require any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history. Borrower provide 5 months ban statements. Provide additional consecutive bank statement.		Reviewer Comment (2025-01-22): Received VOR and recent 6-month history. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828843	xxxxxx	32616175	xxxxxx	01/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage for subject property does not appear on the credit report. Mortgage Statement and payoff were provided. Pending receipt of 12 month VOM or creditor pay history and 6 months pay history or 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-27): Received Credit Supplement document which reflects mortgage history for primary property. Provide pending receipt of 12 month VOM or creditor pay history, and 6 months pay history or 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower for the subject property 1010 E Palm Ave. Exception remains.

Reviewer Comment (2025-01-22): Received VOM and pay history for the Primary Property. Provide pending receipt of 12 month VOM or creditor pay history and 6 months pay history or 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower for the subject property xxxxxx Exception remains.

Reviewer Comment (2025-01-21): Received Mortgage Statement and Mortgage only. However since the mortgage was not reported on credit report. Therefore, provide the document as requested on the original condition. Exception remains.
																	01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	828868	xxxxxx	32598895	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-10): Client elects to waive			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	828868	xxxxxx	32616543	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Applicant’s immigration status for the most recent 1 year must be verified. The Card in file was issued xxxxxx .		Reviewer Comment (2025-01-27): Received previous card. Exception cleared. Reviewer Comment (2025-01-16): The SS card is not evidence of immigration status. Immigration status per the SS administration is verified for non-perm residents via a EAD or work permit from DHS. The SSN card reflects "Valid for work only with DHS authorization. Provide the previous EAD card or work permit from DHS.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
xxxxxx	829232	xxxxxx	32648243	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report missing. Must include all participants.		Reviewer Comment (2025-01-29): Received fraud report. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	829232	xxxxxx	32648289	xxxxxx	01/21/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing		Reviewer Comment (2025-01-28): Updated HOI provided	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No